Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.3% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Acrisure LLC 9.181% (LIBOR01M + 3.750%) due 02/15/2027 ~	$648	$641
American Airlines, Inc. 10.338% due 04/20/2028	950	980
Amsurg
TBD% due 04/28/2028 «	765	578
16.394% due 04/29/2027	1,865	2,224
AmSurg LLC 0.500% - 13.250% (PRIME + 2.750%) due 07/10/2026 «~	546	546
Incora TBD% - 13.917% due 03/01/2024 «	376	388
Intelsat Jackson Holdings SA 9.772% due 02/01/2029	1,457	1,455
MH Sub LLC 9.566% due 05/03/2028	998	967
WOOF Holdings, Inc. 9.397% due 12/21/2027	1,000	799

Total Loan Participations and Assignments (Cost $9,125)		8,578

CORPORATE BONDS & NOTES 90.1%
BANKING & FINANCE 17.2%
Acrisure LLC
7.000% due 11/15/2025	661	643
10.125% due 08/01/2026	1,170	1,201
AerCap Holdings NV 5.875% due 10/10/2079 •	602	586
AG TTMT Escrow Issuer LLC 8.625% due 09/30/2027	906	912
Alliant Holdings Intermediate LLC
4.250% due 10/15/2027	588	527
6.750% due 10/15/2027	3,460	3,221
6.750% due 04/15/2028	747	722
Allied Universal Holdco LLC
4.625% due 06/01/2028	2,292	1,906
6.625% due 07/15/2026	2,671	2,535
9.750% due 07/15/2027	2,374	2,127
Ally Financial, Inc. 5.750% due 11/20/2025	3,834	3,726
AssuredPartners, Inc. 7.000% due 08/15/2025	833	825
Brookfield Property REIT, Inc.
4.500% due 04/01/2027	2,402	2,005
5.750% due 05/15/2026	2,358	2,167
Burford Capital Global Finance LLC 6.250% due 04/15/2028	1,888	1,748
Castlelake Aviation Finance DAC 5.000% due 04/15/2027 (f)	1,347	1,232
Citizens Bank NA 2.250% due 04/28/2025	1,472	1,364
Credit Acceptance Corp.
5.125% due 12/31/2024	819	799
6.625% due 03/15/2026 (f)	2,216	2,139
Cushman & Wakefield U.S. Borrower LLC
6.750% due 05/15/2028	2,272	2,099
8.875% due 09/01/2031	750	726
Diversified Healthcare Trust 9.750% due 06/15/2025	1,500	1,446
Enova International, Inc.
8.500% due 09/01/2024 (f)	407	405
8.500% due 09/15/2025	1,219	1,193
Five Point Operating Co. LP 7.875% due 11/15/2025	1,721	1,626
Ford Motor Credit Co. LLC
2.300% due 02/10/2025	1,642	1,542
2.700% due 08/10/2026	2,644	2,362
3.370% due 11/17/2023	20	20
3.375% due 11/13/2025	966	897
3.664% due 09/08/2024	1,000	968
3.810% due 01/09/2024	364	360

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

3.815% due 11/02/2027	200	178
4.063% due 11/01/2024	838	812
4.125% due 08/17/2027	1,645	1,500
4.134% due 08/04/2025	1,403	1,332
4.271% due 01/09/2027	2,336	2,160
4.389% due 01/08/2026	2,190	2,069
4.542% due 08/01/2026	2,038	1,915
4.687% due 06/09/2025	796	766
4.950% due 05/28/2027	1,314	1,235
5.125% due 06/16/2025	3,042	2,947
6.800% due 05/12/2028	1,004	1,004
6.950% due 06/10/2026	1,091	1,091
7.350% due 11/04/2027	1,331	1,360
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028	1,946	1,766
6.500% due 10/01/2025	1,573	1,547
9.750% due 08/01/2027	1,465	1,517
Freedom Mortgage Corp.
6.625% due 01/15/2027	886	780
7.625% due 05/01/2026	1,399	1,305
8.125% due 11/15/2024	958	959
8.250% due 04/15/2025	1,168	1,169
12.000% due 10/01/2028	3,400	3,461
Getty Images, Inc. 9.750% due 03/01/2027	2,033	2,033
Global Aircraft Leasing Co. Ltd. (6.500% Cash or 7.250% PIK) 6.500% due 09/15/2024 (b)	155	148
Global Atlantic Fin Co. 4.700% due 10/15/2051 •	2,714	1,969
GTCR AP Finance, Inc. 8.000% due 05/15/2027	1,484	1,460
HAT Holdings LLC
3.375% due 06/15/2026	3,139	2,793
6.000% due 04/15/2025	1,091	1,063
Howard Hughes Corp. 5.375% due 08/01/2028	610	538
HUB International Ltd. 7.000% due 05/01/2026	3,314	3,310
Icahn Enterprises LP
4.750% due 09/15/2024	1,633	1,574
5.250% due 05/15/2027	2,407	2,119
6.250% due 05/15/2026	2,216	2,061
6.375% due 12/15/2025	1,297	1,235
Intesa Sanpaolo SpA
5.017% due 06/26/2024	4,670	4,560
5.710% due 01/15/2026	1,954	1,866
Iron Mountain, Inc.
4.875% due 09/15/2027	1,277	1,179
5.000% due 07/15/2028	440	401
5.250% due 03/15/2028	806	746
Jefferson Capital Holdings LLC 6.000% due 08/15/2026	1,421	1,259
Ladder Capital Finance Holdings LLLP
4.250% due 02/01/2027	2,642	2,313
5.250% due 10/01/2025	1,427	1,375
LD Holdings Group LLC
6.125% due 04/01/2028	500	316
6.500% due 11/01/2025	492	409
LFS Topco LLC 5.875% due 10/15/2026	2,003	1,719
Liberty Mutual Group, Inc. 4.125% due 12/15/2051 •	3,312	2,728
Midcap Financial Issuer Trust 6.500% due 05/01/2028	2,730	2,360
MPT Operating Partnership LP 5.000% due 10/15/2027	2,544	1,975
Nationstar Mortgage Holdings, Inc.
5.000% due 02/01/2026	1,382	1,292
6.000% due 01/15/2027	3,964	3,750
Navient Corp.
5.000% due 03/15/2027	827	744
5.875% due 10/25/2024	681	671
6.125% due 03/25/2024	2,633	2,621
6.750% due 06/25/2025	1,203	1,186
6.750% due 06/15/2026	1,893	1,833
NCL Finance Ltd. 6.125% due 03/15/2028	1,213	1,072
Newmark Group, Inc. 6.125% due 11/15/2023	983	982
NFP Corp. 6.875% due 08/15/2028	2,998	2,572
NMI Holdings, Inc. 7.375% due 06/01/2025	105	105

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Office Properties Income Trust
2.400% due 02/01/2027	250	150
4.250% due 05/15/2024	696	661
4.500% due 02/01/2025	392	321
OneMain Finance Corp.
3.500% due 01/15/2027	280	240
6.125% due 03/15/2024	1,483	1,480
6.625% due 01/15/2028	1,268	1,171
6.875% due 03/15/2025	1,775	1,763
7.125% due 03/15/2026	5,073	4,974
Osaic Holdings, Inc. 10.750% due 08/01/2027	440	443
Oxford Finance LLC 6.375% due 02/01/2027	3,211	2,988
Park Intermediate Holdings LLC 7.500% due 06/01/2025	2,343	2,342
PennyMac Financial Services, Inc. 5.375% due 10/15/2025	2,916	2,775
Popular, Inc. 7.250% due 03/13/2028	1,881	1,877
PRA Group, Inc.
7.375% due 09/01/2025	1,891	1,844
8.375% due 02/01/2028	1,671	1,522
Provident Funding Associates LP 6.375% due 06/15/2025	1,865	1,670
RHP Hotel Properties LP
4.750% due 10/15/2027	1,122	1,022
7.250% due 07/15/2028	1,486	1,461
RLJ Lodging Trust LP 3.750% due 07/01/2026	2,176	1,970
Rocket Mortgage LLC 2.875% due 10/15/2026	3,397	2,995
SBA Communications Corp. 3.875% due 02/15/2027	1,611	1,478
Service Properties Trust
4.350% due 10/01/2024	1,476	1,418
4.500% due 03/15/2025	1,200	1,125
4.650% due 03/15/2024	744	735
4.750% due 10/01/2026	1,364	1,171
5.500% due 12/15/2027	1,016	870
7.500% due 09/15/2025	3,134	3,083
SLM Corp.
3.125% due 11/02/2026	3,087	2,681
4.200% due 10/29/2025	1,425	1,335
Starwood Property Trust, Inc.
3.625% due 07/15/2026	847	752
3.750% due 12/31/2024	1,786	1,702
4.375% due 01/15/2027	2,068	1,806
4.750% due 03/15/2025	287	275
UniCredit SpA 5.861% due 06/19/2032 •	762	694
United Wholesale Mortgage LLC
5.500% due 11/15/2025	982	935
5.750% due 06/15/2027	398	361
Uniti Group LP 10.500% due 02/15/2028	6,770	6,637
USI, Inc. 6.875% due 05/01/2025	1,508	1,498
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(c)	1,147	624
XHR LP 6.375% due 08/15/2025	1,389	1,365

		199,453

INDUSTRIALS 67.0%
Acadia Healthcare Co., Inc. 5.500% due 07/01/2028	750	698
Acushnet Co. 7.375% due 10/15/2028 (a)	225	227
AdaptHealth LLC 6.125% due 08/01/2028	850	735
Adient Global Holdings Ltd.
4.875% due 08/15/2026	1,805	1,704
7.000% due 04/15/2028	462	459
AECOM 5.125% due 03/15/2027	610	578
AerCap Global Aviation Trust 6.500% due 06/15/2045 •	110	108
Air Canada 3.875% due 08/15/2026	2,711	2,463
Akumin, Inc. 7.000% due 11/01/2025	396	298

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Albertsons Cos., Inc.
3.250% due 03/15/2026	1,649	1,529
4.625% due 01/15/2027	1,949	1,842
5.875% due 02/15/2028	1,526	1,470
6.500% due 02/15/2028	804	796
7.500% due 03/15/2026	2,016	2,046
Albion Financing SARL
6.125% due 10/15/2026	1,610	1,522
8.750% due 04/15/2027	1,438	1,341
Allegiant Travel Co. 7.250% due 08/15/2027	2,756	2,598
Allen Media LLC 10.500% due 02/15/2028	492	282
Alteryx, Inc. 8.750% due 03/15/2028 (f)	1,348	1,344
Altice Financing SA 5.000% due 01/15/2028	2,116	1,810
Altice France Holding SA
6.000% due 02/15/2028	1,825	905
10.500% due 05/15/2027	4,461	2,788
Altice France SA
5.500% due 01/15/2028	836	645
8.125% due 02/01/2027	3,970	3,526
AMC Entertainment Holdings, Inc. (5.000% Cash and 6.000%PIK) 11.000% due 06/15/2026 (b)(f)	2,198	1,593
AMC Networks, Inc.
4.750% due 08/01/2025	3,743	3,458
5.000% due 04/01/2024	970	958
American Airlines Pass-Through Trust
3.375% due 11/01/2028	1,092	975
3.700% due 04/01/2028	291	266
American Airlines, Inc.
5.500% due 04/20/2026	6,698	6,547
7.250% due 02/15/2028	1,145	1,096
11.750% due 07/15/2025	2,491	2,680
American Axle & Manufacturing, Inc.
6.500% due 04/01/2027	694	660
6.875% due 07/01/2028 (f)	806	732
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029	1,000	834
4.000% due 01/15/2028	884	785
Aramark Services, Inc.
5.000% due 02/01/2028	3,715	3,440
6.375% due 05/01/2025	1,100	1,118
Arches Buyer, Inc. 4.250% due 06/01/2028	1,110	948
ARD Finance SA (6.500% Cash or 7.250% PIK) 6.500% due 06/30/2027 (b)	4,139	3,129
Ardagh Metal Packaging Finance USA LLC 6.000% due 06/15/2027	750	721
Ardagh Packaging Finance PLC
4.125% due 08/15/2026	3,080	2,818
5.250% due 04/30/2025	937	914
5.250% due 08/15/2027	1,438	1,202
Artera Services LLC 9.033% due 12/04/2025	2,155	1,991
Ascent Resources Utica Holdings LLC 7.000% due 11/01/2026	2,337	2,285
Aston Martin Capital Holdings Ltd. 10.500% due 11/30/2025	1,867	1,892
ATP Tower Holdings LLC 4.050% due 04/27/2026 (f)	1,720	1,490
Audacy Capital Corp. 6.500% due 05/01/2027	700	15
Avantor Funding, Inc. 4.625% due 07/15/2028	1,300	1,187
Avient Corp. 5.750% due 05/15/2025	1,691	1,662
Avis Budget Car Rental LLC 4.750% due 04/01/2028	992	870
Axalta Coating Systems LLC 4.750% due 06/15/2027 (f)	1,500	1,395
B&G Foods, Inc.
5.250% due 04/01/2025	1,172	1,151
5.250% due 09/15/2027	1,250	1,048
8.000% due 09/15/2028	1,000	1,003
B.C. Unlimited Liability Co.
3.875% due 01/15/2028	200	180
4.375% due 01/15/2028	5,311	4,792
5.750% due 04/15/2025	381	378
Ball Corp.
4.000% due 11/15/2023	19	19
4.875% due 03/15/2026	1,346	1,294
5.250% due 07/01/2025	1,798	1,765

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Bath & Body Works, Inc.
6.694% due 01/15/2027	795	772
9.375% due 07/01/2025	1,123	1,169
Bausch & Lomb Escrow Corp. 8.375% due 10/01/2028	2,425	2,435
Bausch Health Americas, Inc. 9.250% due 04/01/2026 (f)	600	544
Bausch Health Cos., Inc.
4.875% due 06/01/2028	1,000	570
5.500% due 11/01/2025	3,057	2,712
5.750% due 08/15/2027	900	537
6.125% due 02/01/2027	602	375
9.000% due 12/15/2025 (f)	1,570	1,430
11.000% due 09/30/2028	552	376
BC Ltd. 9.000% due 01/30/2028	345	341
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027	2,592	2,465
BCPE Ulysses Intermediate, Inc. (7.750% Cash or 8.500% PIK) 7.750% due 04/01/2027 (b)	500	436
Beacon Roofing Supply, Inc. 4.500% due 11/15/2026 (f)	1,710	1,599
Berry Global, Inc. 4.500% due 02/15/2026	598	567
Blackstone Mortgage Trust, Inc. 3.750% due 01/15/2027	10	8
Block Communications, Inc. 4.875% due 03/01/2028	496	411
Block, Inc. 2.750% due 06/01/2026	2,779	2,502
Bombardier, Inc.
6.000% due 02/15/2028	1,020	926
7.125% due 06/15/2026	5,629	5,459
7.875% due 04/15/2027	2,511	2,452
Boxer Parent Co., Inc.
7.125% due 10/02/2025	1,298	1,293
9.125% due 03/01/2026	780	779
Boyd Gaming Corp. 4.750% due 12/01/2027	1,589	1,466
Buckeye Partners LP
3.950% due 12/01/2026	766	689
4.125% due 03/01/2025	688	654
4.350% due 10/15/2024	267	258
4.500% due 03/01/2028	1,387	1,219
Caesars Entertainment, Inc.
6.250% due 07/01/2025	5,672	5,599
8.125% due 07/01/2027	3,278	3,296
Calderys Financing LLC 11.250% due 06/01/2028	400	410
Callon Petroleum Co. 8.000% due 08/01/2028	1,100	1,103
Calumet Specialty Products Partners LP
8.125% due 01/15/2027	806	773
9.750% due 07/15/2028	992	981
Camelot Finance SA 4.500% due 11/01/2026	1,801	1,665
Camelot Return Merger Sub, Inc. 8.750% due 08/01/2028	700	676
Cargo Aircraft Management, Inc. 4.750% due 02/01/2028	1,289	1,152
Carnival Corp.
4.000% due 08/01/2028	1,500	1,302
5.750% due 03/01/2027	8,157	7,391
7.625% due 03/01/2026 (f)	4,582	4,460
9.875% due 08/01/2027	1,052	1,099
Carnival Holdings Bermuda Ltd. 10.375% due 05/01/2028	3,201	3,435
Carvana Co. (12.000% PIK) 12.000% due 12/01/2028 (b)	314	247
Carvana Co. (13.000% PIK) 13.000% due 06/01/2030 (b)	470	367
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (b)	556	436
Cascades, Inc. 5.375% due 01/15/2028	412	381
Catalent Pharma Solutions, Inc. 5.000% due 07/15/2027	1,681	1,544
CCO Holdings LLC
5.000% due 02/01/2028	4,176	3,797
5.125% due 05/01/2027	4,907	4,577
5.500% due 05/01/2026	1,628	1,574
CD&R Smokey Buyer, Inc. 6.750% due 07/15/2025	2,541	2,452

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

CEC Entertainment LLC 6.750% due 05/01/2026	1,264	1,197
Cedar Fair LP 5.500% due 05/01/2025	1,756	1,721
CGG SA 8.750% due 04/01/2027 (f)	1,695	1,518
Chemours Co. 5.375% due 05/15/2027	1,810	1,671
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028	966	878
Chesapeake Energy Corp. 5.500% due 02/01/2026	898	870
Chobani LLC 7.500% due 04/15/2025	1,849	1,833
Churchill Downs, Inc. 5.500% due 04/01/2027	3,549	3,387
Cimpress PLC 7.000% due 06/15/2026	1,498	1,404
Cinemark USA, Inc.
5.250% due 07/15/2028 (f)	1,669	1,483
5.875% due 03/15/2026 (f)	1,064	1,023
Citgo Petroleum Corp.
6.375% due 06/15/2026	1,057	1,045
7.000% due 06/15/2025	1,671	1,648
8.375% due 01/15/2029	2,000	1,999
Civitas Resources, Inc. 8.375% due 07/01/2028	1,300	1,324
Clarios Global LP
6.250% due 05/15/2026	2,137	2,093
6.750% due 05/15/2025	1,150	1,143
8.500% due 05/15/2027	2,261	2,259
Clear Channel International BV 6.625% due 08/01/2025	1,165	1,153
Clear Channel Outdoor Holdings, Inc.
5.125% due 08/15/2027	1,599	1,421
7.750% due 04/15/2028	1,402	1,121
9.000% due 09/15/2028	925	917
Clearwater Paper Corp. 5.375% due 02/01/2025	317	308
Cleveland-Cliffs, Inc.
5.875% due 06/01/2027	300	286
6.750% due 03/15/2026	1,458	1,455
Cloud Software Group, Inc. 6.500% due 03/31/2029	1,081	957
CMG Media Corp. 8.875% due 12/15/2027	1,019	799
CNX Resources Corp. 7.250% due 03/14/2027	813	803
Cogent Communications Group, Inc. 7.000% due 06/15/2027	3,488	3,334
CommScope Technologies LLC
5.000% due 03/15/2027	1,800	1,024
6.000% due 06/15/2025	1,800	1,716
CommScope, Inc.
6.000% due 03/01/2026	3,317	3,100
8.250% due 03/01/2027	3,107	2,035
Community Health Systems, Inc.
5.625% due 03/15/2027	5,236	4,498
8.000% due 03/15/2026	4,222	4,029
8.000% due 12/15/2027	726	678
Connect Finco SARL 6.750% due 10/01/2026	5,205	4,861
Cooper-Standard Automotive, Inc. 5.625% due 11/15/2026	297	224
CoreLogic, Inc. 4.500% due 05/01/2028	1,731	1,316
Coty, Inc.
5.000% due 04/15/2026	1,746	1,679
6.500% due 04/15/2026 (f)	709	706
Crown Americas LLC
4.250% due 09/30/2026	878	826
4.750% due 02/01/2026	1,165	1,120
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026	1,390	1,412
CSC Holdings LLC
5.250% due 06/01/2024	1,900	1,810
5.375% due 02/01/2028	3,005	2,450
5.500% due 04/15/2027	3,087	2,650
7.500% due 04/01/2028	992	646
11.250% due 05/15/2028	982	980
CVR Energy, Inc. 5.250% due 02/15/2025	497	485
CVR Partners LP 6.125% due 06/15/2028	1,000	900

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Dana, Inc. 5.375% due 11/15/2027	1,372	1,271
Dave & Buster's, Inc. 7.625% due 11/01/2025	238	238
Dealer Tire LLC 8.000% due 02/01/2028	351	329
Delta Air Lines, Inc.
2.900% due 10/28/2024	808	777
7.375% due 01/15/2026	1,337	1,355
Directv Financing LLC 5.875% due 08/15/2027	8,760	7,757
DISH DBS Corp.
5.250% due 12/01/2026	4,855	4,135
5.875% due 11/15/2024	6,153	5,737
7.375% due 07/01/2028	500	316
7.750% due 07/01/2026	2,564	1,927
DISH Network Corp. 11.750% due 11/15/2027	6,668	6,728
Earthstone Energy Holdings LLC 8.000% due 04/15/2027	929	952
Eco Material Technologies, Inc. 7.875% due 01/31/2027	440	420
Edgewell Personal Care Co. 5.500% due 06/01/2028	1,486	1,374
eG Global Finance PLC 8.500% due 10/30/2025	500	493
Elanco Animal Health, Inc. 6.650% due 08/28/2028	700	683
Encino Acquisition Partners Holdings LLC 8.500% due 05/01/2028	600	577
Encompass Health Corp. 4.500% due 02/01/2028	800	730
Enerflex Ltd. 9.000% due 10/15/2027	994	983
Energean PLC 6.500% due 04/30/2027	1,986	1,811
Energizer Holdings, Inc. 6.500% due 12/31/2027	931	877
EnLink Midstream Partners LP
4.150% due 06/01/2025	1,006	961
4.850% due 07/15/2026	1,126	1,061
EnQuest PLC 11.625% due 11/01/2027	162	153
Ensign Drilling, Inc. 9.250% due 04/15/2024	584	581
Enviri Corp. 5.750% due 07/31/2027	641	565
EQM Midstream Partners LP
4.000% due 08/01/2024	924	901
4.125% due 12/01/2026	966	895
6.000% due 07/01/2025	2,368	2,333
7.500% due 06/01/2027	1,830	1,835
EquipmentShare.com, Inc. 9.000% due 05/15/2028	500	481
FAGE International SA 5.625% due 08/15/2026	556	538
Fair Isaac Corp. 5.250% due 05/15/2026	373	361
FMG Resources Pty. Ltd. 4.500% due 09/15/2027	1,094	992
Forward Air Corp. 9.500% due 10/15/2031 (a)	1,000	1,000
Foundation Building Materials, Inc. 6.000% due 03/01/2029	296	247
Frontier Communications Holdings LLC
5.000% due 05/01/2028	1,496	1,279
5.875% due 10/15/2027	3,347	3,047
FXI Holdings, Inc. 12.250% due 11/15/2026	250	228
Gannett Holdings LLC 6.000% due 11/01/2026	1,212	1,046
Garda World Security Corp.
4.625% due 02/15/2027	1,357	1,243
7.750% due 02/15/2028	650	638
9.500% due 11/01/2027	3,599	3,445
Gartner, Inc. 4.500% due 07/01/2028	240	219
Gates Global LLC 6.250% due 01/15/2026	989	965
Gen Digital, Inc.
5.000% due 04/15/2025	982	960
6.750% due 09/30/2027	1,380	1,354
GFL Environmental, Inc.
3.500% due 09/01/2028	800	689

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

3.750% due 08/01/2025	1,826	1,733
4.250% due 06/01/2025	423	407
5.125% due 12/15/2026	694	662
Global Partners LP 7.000% due 08/01/2027	1,239	1,209
goeasy Ltd.
4.375% due 05/01/2026	1,739	1,593
5.375% due 12/01/2024	1,634	1,611
Golden Entertainment, Inc. 7.625% due 04/15/2026	657	656
Goodyear Tire & Rubber Co.
4.875% due 03/15/2027	1,147	1,058
5.000% due 05/31/2026	250	239
5.000% due 07/15/2029	982	847
9.500% due 05/31/2025	234	238
GoTo Group, Inc. 5.500% due 09/01/2027	1,530	853
Graham Packaging Co., Inc. 7.125% due 08/15/2028	900	755
Gran Tierra Energy International Holdings Ltd. 6.250% due 02/15/2025	416	393
Gran Tierra Energy, Inc. 7.750% due 05/23/2027	593	509
Graphic Packaging International LLC 4.750% due 07/15/2027	542	512
Gray Television, Inc.
5.875% due 07/15/2026	1,500	1,350
7.000% due 05/15/2027	1,169	1,007
Griffon Corp. 5.750% due 03/01/2028	137	125
Group 1 Automotive, Inc. 4.000% due 08/15/2028	650	565
GrubHub Holdings, Inc. 5.500% due 07/01/2027	901	701
Gulfport Energy Corp. 8.000% due 05/17/2026	401	402
Hanesbrands, Inc. 4.875% due 05/15/2026	1,507	1,383
Harbour Energy PLC 5.500% due 10/15/2026	1,761	1,644
Hawaiian Brand Intellectual Property Ltd. 5.750% due 01/20/2026	758	683
Heartland Dental LLC
8.500% due 05/01/2026	435	411
10.500% due 04/30/2028	1,524	1,535
Herc Holdings, Inc. 5.500% due 07/15/2027	1,479	1,400
Hertz Corp. 4.625% due 12/01/2026	1,007	894
Hess Midstream Operations LP 5.625% due 02/15/2026	1,435	1,388
Hillenbrand, Inc.
5.000% due 09/15/2026	922	874
5.750% due 06/15/2025	208	205
Hilton Domestic Operating Co., Inc. 5.375% due 05/01/2025	949	935
Howard Midstream Energy Partners LLC
6.750% due 01/15/2027	2,719	2,586
8.875% due 07/15/2028	616	622
HTA Group Ltd. 7.000% due 12/18/2025	1,530	1,478
Hudbay Minerals, Inc. 4.500% due 04/01/2026	998	935
Hughes Satellite Systems Corp.
5.250% due 08/01/2026	2,033	1,831
6.625% due 08/01/2026	2,196	1,881
Husky Holding Ltd. (13.000% Cash or 13.75% PIK) 13.000% due 02/15/2025 (b)	398	395
iHeartCommunications, Inc.
4.750% due 01/15/2028	1,392	1,066
5.250% due 08/15/2027	1,895	1,505
6.375% due 05/01/2026	1,669	1,441
8.375% due 05/01/2027 (f)	1,813	1,303
IHO Verwaltungs GmbH (4.750% Cash or 5.500% PIK) 4.750% due 09/15/2026 (b)	1,256	1,151
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (b)	1,260	1,171
INEOS Finance PLC 6.750% due 05/15/2028	596	558
INEOS Quattro Finance 2 PLC 3.375% due 01/15/2026	2,082	1,899
Innophos Holdings, Inc. 9.375% due 02/15/2028	412	395

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Installed Building Products, Inc. 5.750% due 02/01/2028	880	811
Intelsat Jackson Holdings SA 6.500% due 03/15/2030	1,386	1,233
International Game Technology PLC
4.125% due 04/15/2026	1,583	1,491
6.250% due 01/15/2027	942	923
6.500% due 02/15/2025	585	585
IQVIA, Inc.
5.000% due 10/15/2026	2,036	1,949
5.000% due 05/15/2027	1,991	1,879
IRB Holding Corp. 7.000% due 06/15/2025	1,191	1,193
Ithaca Energy North Sea PLC 9.000% due 07/15/2026	300	291
Jaguar Land Rover Automotive PLC
4.500% due 10/01/2027 (f)	987	856
5.875% due 01/15/2028	1,843	1,659
7.750% due 10/15/2025	1,510	1,515
JELD-WEN, Inc. 4.875% due 12/15/2027	1,147	1,013
Kaiser Aluminum Corp. 4.625% due 03/01/2028	2,058	1,800
Kronos Acquisition Holdings, Inc.
5.000% due 12/31/2026	289	264
7.000% due 12/31/2027	530	458
LABL, Inc.
6.750% due 07/15/2026	1,037	1,006
10.500% due 07/15/2027	2,944	2,771
Laredo Petroleum, Inc. 10.125% due 01/15/2028	1,000	1,020
Las Vegas Sands Corp.
2.900% due 06/25/2025	1,374	1,282
3.200% due 08/08/2024	2,944	2,850
3.500% due 08/18/2026	3,028	2,757
LCPR Senior Secured Financing DAC 6.750% due 10/15/2027	2,546	2,342
Legacy LifePoint Health LLC 4.375% due 02/15/2027	796	686
Legends Hospitality Holding Co. LLC 5.000% due 02/01/2026	932	914
Level 3 Financing, Inc.
3.400% due 03/01/2027	1,465	1,373
4.625% due 09/15/2027	3,559	2,565
Life Time, Inc.
5.750% due 01/15/2026	1,493	1,448
8.000% due 04/15/2026	930	915
Ligado Networks LLC (15.500% PIK) 15.500% due 11/01/2023 (b)	5,872	1,739
Ligado Networks LLC (17.500% PIK) 17.500% due 05/01/2024 (b)	754	22
Light & Wonder International, Inc. 7.000% due 05/15/2028	1,091	1,073
Lindblad Expeditions Holdings, Inc. 9.000% due 05/15/2028	876	875
Lindblad Expeditions LLC 6.750% due 02/15/2027	1,015	951
Live Nation Entertainment, Inc.
3.750% due 01/15/2028	748	662
4.750% due 10/15/2027	163	149
4.875% due 11/01/2024	1,648	1,624
5.625% due 03/15/2026	674	648
6.500% due 05/15/2027	3,029	2,990
LSF9 Atlantis Holdings LLC 7.750% due 02/15/2026	2,290	2,083
Magnolia Oil & Gas Operating LLC 6.000% due 08/01/2026	1,015	981
Manitowoc Co., Inc. 9.000% due 04/01/2026	1,792	1,790
Marriott Ownership Resorts, Inc. 4.750% due 01/15/2028	532	466
Matador Resources Co.
5.875% due 09/15/2026	600	580
6.875% due 04/15/2028	1,478	1,453
Matthews International Corp. 5.250% due 12/01/2025	392	377
Mauser Packaging Solutions Holding Co.
7.875% due 08/15/2026	4,689	4,529
9.250% due 04/15/2027	4,591	4,019
Maxim Crane Works Holdings Capital LLC 11.500% due 09/01/2028	1,700	1,658
McGraw-Hill Education, Inc. 5.750% due 08/01/2028	800	691

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Mclaren Finance PLC 7.500% due 08/01/2026	1,548	1,351
MEG Energy Corp. 7.125% due 02/01/2027	812	824
Melco Resorts Finance Ltd. 5.250% due 04/26/2026	794	737
Mercer International, Inc. 5.500% due 01/15/2026	40	38
Merlin Entertainments Ltd. 5.750% due 06/15/2026	468	448
MGM Resorts International
4.625% due 09/01/2026	1,236	1,156
5.500% due 04/15/2027	1,258	1,175
5.750% due 06/15/2025	1,187	1,161
6.750% due 05/01/2025	1,831	1,823
Michaels Cos., Inc. 5.250% due 05/01/2028	2,270	1,816
Millennium Escrow Corp. 6.625% due 08/01/2026 (f)	818	653
Mineral Resources Ltd.
8.000% due 11/01/2027	1,125	1,105
8.125% due 05/01/2027	3,174	3,135
ModivCare, Inc. 5.875% due 11/15/2025	440	419
Mohegan Tribal Gaming Authority 8.000% due 02/01/2026	573	528
Molina Healthcare, Inc. 4.375% due 06/15/2028	240	215
Moss Creek Resources Holdings, Inc.
7.500% due 01/15/2026	380	369
10.500% due 05/15/2027	500	503
Motion Bondco DAC 6.625% due 11/15/2027	1,101	1,020
MPH Acquisition Holdings LLC 5.500% due 09/01/2028	1,800	1,531
Murphy Oil USA, Inc. 5.625% due 05/01/2027	270	261
Nabors Industries Ltd.
7.250% due 01/15/2026	957	926
7.500% due 01/15/2028	1,012	937
Nabors Industries, Inc.
5.750% due 02/01/2025	100	98
7.375% due 05/15/2027	1,658	1,605
NCL Corp. Ltd.
3.625% due 12/15/2024	1,355	1,302
5.875% due 03/15/2026	6,302	5,826
5.875% due 02/15/2027	1,892	1,801
Neptune Energy Bondco PLC 6.625% due 05/15/2025	522	518
New Fortress Energy, Inc.
6.500% due 09/30/2026	1,482	1,366
6.750% due 09/15/2025	2,511	2,400
Newell Brands, Inc.
5.200% due 04/01/2026	3,399	3,206
6.375% due 09/15/2027	1,764	1,688
Nexstar Media, Inc. 5.625% due 07/15/2027	3,488	3,108
NextEra Energy Operating Partners LP
3.875% due 10/15/2026	535	485
4.250% due 07/15/2024	1,160	1,136
4.500% due 09/15/2027	908	824
Nordstrom, Inc. 4.000% due 03/15/2027	250	219
Northern Oil & Gas, Inc. 8.125% due 03/01/2028	440	440
Northriver Midstream Finance LP 5.625% due 02/15/2026	2,198	2,097
NOVA Chemicals Corp.
4.875% due 06/01/2024	2,443	2,402
5.250% due 06/01/2027	786	681
Novelis Corp. 3.250% due 11/15/2026	2,159	1,931
NuStar Logistics LP
5.625% due 04/28/2027	1,255	1,197
5.750% due 10/01/2025	1,549	1,508
6.000% due 06/01/2026	649	630
Odeon Finco PLC 12.750% due 11/01/2027	700	697
Olympus Water U.S. Holding Corp. 7.125% due 10/01/2027	2,799	2,592
ON Semiconductor Corp. 3.875% due 09/01/2028	500	443
Open Text Corp. 3.875% due 02/15/2028	2,454	2,146

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Organon & Co. 4.125% due 04/30/2028	4,290	3,732
Oriflame Investment Holding PLC 5.125% due 05/04/2026	727	265
Outfront Media Capital LLC
5.000% due 08/15/2027	1,242	1,096
6.250% due 06/15/2025	622	611
Owens-Brockway Glass Container, Inc. 6.375% due 08/15/2025	598	597
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	1,385	1,231
Pactiv LLC 7.950% due 12/15/2025 (f)	925	922
Paramount Global 6.375% due 03/30/2062 •	1,219	959
Parkland Corp. 5.875% due 07/15/2027	1,313	1,251
Penske Automotive Group, Inc. 3.500% due 09/01/2025	351	333
Perenti Finance Pty. Ltd. 6.500% due 10/07/2025 (f)	1,096	1,074
Performance Food Group, Inc.
5.500% due 10/15/2027	1,445	1,370
6.875% due 05/01/2025	1,322	1,321
Permian Resources Operating LLC
5.375% due 01/15/2026	1,114	1,068
6.875% due 04/01/2027	372	367
7.750% due 02/15/2026	1,238	1,247
Perrigo Finance Unlimited Co.
3.900% due 12/15/2024	1,585	1,530
4.375% due 03/15/2026	1,450	1,357
PetSmart, Inc. 4.750% due 02/15/2028	2,415	2,117
Post Holdings, Inc.
5.625% due 01/15/2028	828	784
5.750% due 03/01/2027	1,096	1,054
PRA Health Sciences, Inc. 2.875% due 07/15/2026	1,277	1,154
Presidio Holdings, Inc.
4.875% due 02/01/2027	2,158	1,999
8.250% due 02/01/2028	1,690	1,617
Prime Healthcare Services, Inc. 7.250% due 11/01/2025	4,296	3,979
Prime Security Services Borrower LLC
5.250% due 04/15/2024	1,447	1,439
5.750% due 04/15/2026	2,985	2,899
6.250% due 01/15/2028	2,763	2,562
PTC, Inc. 3.625% due 02/15/2025	966	929
QVC, Inc.
4.450% due 02/15/2025	1,087	952
4.750% due 02/15/2027	480	295
4.850% due 04/01/2024	1,055	1,015
Rackspace Technology Global, Inc. 3.500% due 02/15/2028 (f)	593	278
Radiate Holdco LLC 4.500% due 09/15/2026	3,973	3,024
Rakuten Group, Inc. 10.250% due 11/30/2024	1,947	1,960
Rand Parent LLC 8.500% due 02/15/2030 (f)	496	459
Range Resources Corp. 4.875% due 05/15/2025	1,176	1,142
Rayonier AM Products, Inc. 7.625% due 01/15/2026	224	191
RegionalCare Hospital Partners Holdings, Inc. 9.750% due 12/01/2026	3,691	3,579
Resorts World Las Vegas LLC 8.450% due 07/27/2030	636	613
Ritchie Bros Holdings, Inc. 6.750% due 03/15/2028	1,427	1,426
Rite Aid Corp. 8.000% due 11/15/2026	1,144	675
Rockies Express Pipeline LLC 3.600% due 05/15/2025	390	368
Rolls-Royce PLC
3.625% due 10/14/2025	2,443	2,296
5.750% due 10/15/2027	1,895	1,830
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026	1,616	1,483
5.375% due 07/15/2027	3,396	3,146
5.500% due 08/31/2026	2,749	2,597
7.500% due 10/15/2027	3,508	3,505
11.500% due 06/01/2025	506	535

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

11.625% due 08/15/2027	1,000	1,086
RP Escrow Issuer LLC 5.250% due 12/15/2025 (f)	785	571
Sabre GLBL, Inc. 8.625% due 06/01/2027	2,766	2,348
Sabre Global, Inc. 11.250% due 12/15/2027 (f)	1,420	1,304
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	1,872	1,654
SCIL LLC 5.375% due 11/01/2026	2,263	2,070
Scripps Escrow, Inc. 5.875% due 07/15/2027	1,895	1,404
Seagate HDD Cayman 4.750% due 01/01/2025	592	578
Sealed Air Corp.
5.500% due 09/15/2025	367	360
6.125% due 02/01/2028	2,167	2,101
Select Medical Corp. 6.250% due 08/15/2026	1,869	1,828
Sensata Technologies BV
5.000% due 10/01/2025	589	572
5.625% due 11/01/2024	761	754
Shift4 Payments LLC 4.625% due 11/01/2026	1,406	1,327
Shutterfly Finance LLC 9.750% due 10/01/2027	266	267
Shutterfly Finance LLC (4.250% Cash and 4.250% PIK) 8.500% due 10/01/2027 (b)	2,188	1,461
Sigma Holdco BV 7.875% due 05/15/2026	983	825
Silgan Holdings, Inc. 4.125% due 02/01/2028	100	90
Sirius XM Radio, Inc.
3.125% due 09/01/2026	3,286	2,932
4.000% due 07/15/2028	1,010	863
5.000% due 08/01/2027	3,057	2,795
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028 (a)	500	502
Six Flags Entertainment Corp. 5.500% due 04/15/2027	400	368
Six Flags Theme Parks, Inc. 7.000% due 07/01/2025	518	517
SM Energy Co.
5.625% due 06/01/2025	814	797
6.625% due 01/15/2027 (f)	692	679
6.750% due 09/15/2026	1,020	1,002
Solaris Midstream Holdings LLC 7.625% due 04/01/2026	992	959
Southwestern Energy Co. 5.700% due 01/23/2025	663	654
Specialty Building Products Holdings LLC 6.375% due 09/30/2026	1,225	1,147
Spirit AeroSystems, Inc.
3.850% due 06/15/2026	279	260
4.600% due 06/15/2028 (f)	2,111	1,648
7.500% due 04/15/2025	4,004	3,933
9.375% due 11/30/2029	587	598
Spirit Loyalty Cayman Ltd. 8.000% due 09/20/2025	2,408	2,409
SS&C Technologies, Inc. 5.500% due 09/30/2027	5,065	4,785
Standard Industries, Inc.
4.750% due 01/15/2028	750	677
5.000% due 02/15/2027	1,724	1,600
Staples, Inc.
7.500% due 04/15/2026	2,668	2,198
10.750% due 04/15/2027 (f)	1,140	671
Station Casinos LLC 4.500% due 02/15/2028	2,511	2,193
Stena AB 7.000% due 02/01/2024	806	808
Strathcona Resources Ltd. 6.875% due 08/01/2026	1,907	1,799
Studio City Finance Ltd. 5.000% due 01/15/2029	1,000	753
Sugarhouse HSP Gaming Prop Mezz LP 5.875% due 05/15/2025	2,412	2,330
Summer BC Bidco B LLC 5.500% due 10/31/2026	2,029	1,822
Sunnova Energy Corp. 5.875% due 09/01/2026 (f)	609	523
Sunoco LP
5.875% due 03/15/2028	500	480

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

7.000% due 09/15/2028	1,500	1,482
Surgery Center Holdings, Inc. 10.000% due 04/15/2027	487	493
Taylor Morrison Communities, Inc. 5.750% due 01/15/2028	596	556
TEGNA, Inc.
4.625% due 03/15/2028	544	473
4.750% due 03/15/2026	579	549
Teleflex, Inc. 4.625% due 11/15/2027	500	459
Telesat Canada 5.625% due 12/06/2026 (f)	1,482	1,021
Tempo Acquisition LLC 5.750% due 06/01/2025	455	445
Tenet Healthcare Corp.
4.875% due 01/01/2026	4,869	4,669
5.125% due 11/01/2027	1,000	932
6.125% due 10/01/2028	296	278
6.250% due 02/01/2027	4,050	3,923
Titan Acquisition Ltd. 7.750% due 04/15/2026	412	404
Titan International, Inc. 7.000% due 04/30/2028	700	655
TK Elevator Holdco GmbH 7.625% due 07/15/2028 (f)	500	456
TK Elevator U.S. Newco, Inc. 5.250% due 07/15/2027	3,573	3,279
TransDigm, Inc.
5.500% due 11/15/2027	3,736	3,502
6.250% due 03/15/2026	6,853	6,740
6.750% due 08/15/2028	3,000	2,957
7.500% due 03/15/2027	697	699
Transocean Aquila Ltd. 8.000% due 09/30/2028 (a)	500	500
Transocean Titan Financing Ltd. 8.375% due 02/01/2028	1,481	1,508
Transocean, Inc.
7.500% due 01/15/2026	1,200	1,174
8.000% due 02/01/2027	736	709
8.750% due 02/15/2030	338	346
Travel & Leisure Co.
5.650% due 04/01/2024	745	741
6.600% due 10/01/2025	252	250
6.625% due 07/31/2026	3,136	3,054
Trinity Industries, Inc.
4.550% due 10/01/2024	905	882
7.750% due 07/15/2028	496	499
TripAdvisor, Inc. 7.000% due 07/15/2025	1,394	1,393
Triumph Group, Inc.
7.750% due 08/15/2025 (f)	1,929	1,835
9.000% due 03/15/2028	4,094	4,053
Trivium Packaging Finance BV
5.500% due 08/15/2026	1,947	1,818
8.500% due 08/15/2027	1,081	989
Tutor Perini Corp. 6.875% due 05/01/2025	853	781
U.S. Acute Care Solutions LLC 6.375% due 03/01/2026	3,505	3,020
U.S. Foods, Inc. 6.875% due 09/15/2028	750	749
U.S. Renal Care, Inc. 10.625% due 06/28/2028	326	219
Uber Technologies, Inc.
7.500% due 05/15/2025	2,391	2,409
7.500% due 09/15/2027	2,972	3,000
Under Armour, Inc. 3.250% due 06/15/2026	1,224	1,100
Unisys Corp. 6.875% due 11/01/2027	496	372
United Airlines, Inc. 4.375% due 04/15/2026	4,740	4,388
United Rentals North America, Inc.
3.875% due 11/15/2027	521	472
4.875% due 01/15/2028	1,345	1,258
5.500% due 05/15/2027	982	955
Univision Communications, Inc.
5.125% due 02/15/2025	970	947
6.625% due 06/01/2027	4,125	3,846
8.000% due 08/15/2028	400	388
UPC Holding BV 5.500% due 01/15/2028	770	684
Urban One, Inc. 7.375% due 02/01/2028	100	86

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

USA Compression Partners LP
6.875% due 04/01/2026	3,472	3,405
6.875% due 09/01/2027	705	684
Vail Resorts, Inc. 6.250% due 05/15/2025	983	979
Venture Global LNG, Inc. 8.125% due 06/01/2028	5,936	5,882
Vericast Corp. 11.000% due 09/15/2026	1,669	1,751
Veritas U.S., Inc. 7.500% due 09/01/2025	3,250	2,721
Viasat, Inc.
5.625% due 09/15/2025	2,061	1,906
5.625% due 04/15/2027	1,891	1,640
6.500% due 07/15/2028	700	486
Videotron Ltd. 5.375% due 06/15/2024	762	756
Viking Cruises Ltd.
5.875% due 09/15/2027	1,257	1,149
6.250% due 05/15/2025	1,552	1,521
VistaJet Malta Finance PLC 7.875% due 05/01/2027	496	428
Vital Energy, Inc. 9.500% due 01/15/2025	1,046	1,056
VOC Escrow Ltd. 5.000% due 02/15/2028	853	777
WASH Multifamily Acquisition, Inc. 5.750% due 04/15/2026	296	277
Waste Pro USA, Inc. 5.500% due 02/15/2026	1,504	1,406
Wesco Aircraft Holdings, Inc. (7.500% Cash and 3.000% PIK) 10.500% due 11/15/2026 ^(b)(c)	1,533	1,395
WESCO Distribution, Inc.
7.125% due 06/15/2025	1,783	1,789
7.250% due 06/15/2028	1,220	1,227
Western Digital Corp. 4.750% due 02/15/2026	4,540	4,330
White Cap Buyer LLC 6.875% due 10/15/2028	853	755
White Cap Parent LLC (8.250% Cash or 9.000% PIK) 8.250% due 03/15/2026 (b)	2,535	2,449
Williams Scotsman International, Inc. 6.125% due 06/15/2025	1,480	1,467
Windstream Escrow LLC 7.750% due 08/15/2028	1,700	1,353
Winnebago Industries, Inc. 6.250% due 07/15/2028	249	240
WR Grace Holdings LLC 4.875% due 06/15/2027	701	644
Wynn Las Vegas LLC
5.250% due 05/15/2027 (f)	2,603	2,424
5.500% due 03/01/2025	1,475	1,452
Wynn Macau Ltd. 5.500% due 10/01/2027	1,007	900
Xerox Corp. 3.800% due 05/15/2024	596	583
Xerox Holdings Corp. 5.000% due 08/15/2025	1,085	1,032
XPO Escrow Sub LLC 7.500% due 11/15/2027	602	610
Zayo Group Holdings, Inc.
4.000% due 03/01/2027	3,047	2,265
6.125% due 03/01/2028 (f)	2,164	1,394
ZF North America Capital, Inc.
4.750% due 04/29/2025	2,824	2,718
6.875% due 04/14/2028	690	676
Ziggo Bond Co. BV 6.000% due 01/15/2027	1,067	978

		775,965

UTILITIES 5.9%
Aethon United BR LP 8.250% due 02/15/2026	739	734
AmeriGas Partners LP
5.500% due 05/20/2025	1,320	1,281
5.875% due 08/20/2026	2,313	2,227
Antero Midstream Partners LP
5.750% due 03/01/2027	2,513	2,401
7.875% due 05/15/2026	1,884	1,899
Archrock Partners LP
6.250% due 04/01/2028	415	387
6.875% due 04/01/2027	1,189	1,151

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Blue Racer Midstream LLC
6.625% due 07/15/2026	726	713
7.625% due 12/15/2025	1,041	1,046
C&W Senior Financing DAC 6.875% due 09/15/2027	3,574	3,147
Calpine Corp.
4.500% due 02/15/2028	200	180
5.125% due 03/15/2028	3,009	2,683
5.250% due 06/01/2026	900	875
Clearway Energy Operating LLC 4.750% due 03/15/2028	1,311	1,174
Crestwood Midstream Partners LP
5.625% due 05/01/2027	527	506
5.750% due 04/01/2025	573	564
CrownRock LP 5.625% due 10/15/2025	1,576	1,552
Diamond Offshore Drilling, Inc. 9.000% due 12/21/2026 «	79	78
DPL, Inc. 4.125% due 07/01/2025	279	265
Drax Finco PLC 6.625% due 11/01/2025	1,189	1,139
Endeavor Energy Resources LP 5.750% due 01/30/2028	1,861	1,798
Enviva Partners LP 6.500% due 01/15/2026	931	760
FirstEnergy Corp.
1.600% due 01/15/2026	290	261
2.050% due 03/01/2025	580	546
4.150% due 07/15/2027	3,074	2,860
Genesis Energy LP
6.250% due 05/15/2026	2,155	2,068
6.500% due 10/01/2025	833	819
8.000% due 01/15/2027	3,597	3,471
Holly Energy Partners LP 6.375% due 04/15/2027	419	412
Iliad Holding SASU 6.500% due 10/15/2026	3,198	3,008
Lumen Technologies, Inc. 4.000% due 02/15/2027	3,261	2,152
NGL Energy Operating LLC 7.500% due 02/01/2026	5,364	5,310
NGL Energy Partners LP 6.125% due 03/01/2025	584	574
NRG Energy, Inc. 5.750% due 01/15/2028	1,147	1,077
PBF Holding Co. LLC 6.000% due 02/15/2028	1,826	1,724
Qwest Corp. 7.250% due 09/15/2025	905	877
Summit Midstream Holdings LLC 9.000% due 10/15/2026 þ	764	735
Tallgrass Energy Partners LP
5.500% due 01/15/2028	1,145	1,043
6.000% due 03/01/2027	1,124	1,057
7.500% due 10/01/2025	1,666	1,663
Telecom Italia SpA 5.303% due 05/30/2024	2,525	2,485
TerraForm Power Operating LLC 5.000% due 01/31/2028	1,374	1,248
Transocean Poseidon Ltd. 6.875% due 02/01/2027	1,575	1,552
Vistra Operations Co. LLC
5.500% due 09/01/2026	2,037	1,945
5.625% due 02/15/2027	4,592	4,359

		67,806

Total Corporate Bonds & Notes (Cost $1,085,845)		1,043,224

U.S. TREASURY OBLIGATIONS 3.9%
U.S. Treasury Notes
3.625% due 05/31/2028	14,866	14,250
4.125% due 06/15/2026	4,956	4,865
4.125% due 07/31/2028	6,000	5,871
4.625% due 06/30/2025	19,820	19,652

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Total U.S. Treasury Obligations (Cost $45,160)		44,638

	SHARES
COMMON STOCKS 0.3%
FINANCIALS 0.3%
Intelsat Emergence SA «(d)(h)	90,881	2,436
Newco, Inc. «(d)	5,855	419

		2,855

HEALTH CARE 0.0%
TRU (UK) ASIA Ltd. «(d)(h)	7,256	0

INDUSTRIALS 0.0%
Bruin Blocker LLC «(d)(h)	182,994	0
Voyager Aviation Holdings LLC «(d)	530	0

		0

INFORMATION TECHNOLOGY 0.0%
Riverbed Technology, Inc. «(d)(h)	22,812	6

REAL ESTATE 0.0%
Stearns Holding LLC 'B' «(d)	214,645	0

Total Common Stocks (Cost $9,147)		2,861

RIGHTS 0.0%
INDUSTRIALS 0.0%
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «(d)	19,776	185

Total Rights (Cost $0)		185

WARRANTS 0.0%
FINANCIALS 0.0%
Guaranteed Rate, Inc. - Exp. 12/31/2060 «	1,029	0
Intelsat Emergence SA - Exp. 02/17/2027 «	28,334	72

		72

INDUSTRIALS 0.0%
Intelsat Jackson Holdings SA - Exp. 12/05/2025 «	8,544	79

Total Warrants (Cost $3,431)		151

PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Voyager Aviation Holdings LLC 9.500% «	3,178	0

Total Preferred Securities (Cost $1,042)		0

SHORT-TERM INSTRUMENTS 6.3%
REPURCHASE AGREEMENTS (i) 6.3%		73,353

Total Short-Term Instruments (Cost $73,353)		73,353

Total Investments in Securities (Cost $1,227,103)		1,172,990

	SHARES
INVESTMENTS IN AFFILIATES 2.6%
SHORT-TERM INSTRUMENTS 2.6%
MUTUAL FUNDS 2.6%
PIMCO Government Money Market Fund 5.460% (e)(f)(g)	29,872,348	29,872

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $29,872)	29,872

Total Investments in Affiliates (Cost $29,872)	29,872

Total Investments 103.9% (Cost $1,256,975)	$1,202,862
Financial Derivative Instruments (j)(m) (0.0)%(Cost or Premiums, net $468)	(99)
Other Assets and Liabilities, net (3.9)%	(44,925)

Net Assets 100.0%	$1,157,838

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							When-issued security.
(b)							Payment in-kind security.
(c)							Security is not accruing income as of the date of this report.
(d)							Security did not produce income within the last twelve months.
(e)							Institutional Class Shares of each Fund.
(f)							Securities with an aggregate market value of $29,243 were out on loan in exchange for $29,872 of cash collateral as of September 30, 2023.
(g)							Coupon represents a 7-Day Yield.
(h)							RESTRICTED SECURITIES:
Issuer Description						Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Bruin Blocker LLC						04/20/2021	$0	$0	0.00%
Intelsat Emergence SA						10/02/2018 - 07/03/2023	6,884	2,436	0.21
Riverbed Technology, Inc.						04/24/2018 - 12/07/2021	1,634	6	0.00
TRU (UK) ASIA Ltd.						02/17/2023	0	0	0.00

							$8,518	$2,442	0.21%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(i)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount		Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.330%	09/29/2023	10/02/2023	$36,900		U.S. Treasury Bonds 3.250% due 05/15/2042	$(37,493)	$36,900	$36,917
DEU	5.370	10/02/2023	10/03/2023	33,800		U.S. Treasury Inflation Protected Securities 0.375% due 01/15/2027	(34,659)	33,800	33,800
FICC	2.600	09/29/2023	10/02/2023	2,653		U.S. Treasury Notes 0.750% due 04/30/2026	(2,706)	2,653	2,653

Total Repurchase Agreements							$(74,858)	$73,353	$73,370

(1)							Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(172) at a weighted average interest rate of (1.000)%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(j)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 5-Year Note December Futures				12/2023	268	$28,236	$(62)	$42	$0

Total Futures Contracts							$(62)	$42	$0

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Calpine Corp.	5.000%	Quarterly	06/20/2028	4.015%	$2,500	$100	$(3)	$97	$1	$0
Newell Brands, Inc.	1.000	Quarterly	06/20/2028	4.063	4,600	(681)	145	(536)	0	0

$(581)	$142	$(439)	$1	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-36 5-Year Index	5.000%	Quarterly	06/20/2026	$4,900	$184	$(13)	$171	$0	$(12)
CDX.HY-39 5-Year Index	5.000	Quarterly	12/20/2027	2,871	65	8	73	4	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	24,000	447	(32)	415	0	(54)
CDX.HY-41 5-Year Index	5.000	Quarterly	12/20/2028	38,000	353	20	373	0	(84)

$1,049	$(17)	$1,032	$4	$(150)

Total Swap Agreements	$468	$125	$593	$5	$(150)

Cash of $10,321 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin asset of $8 and liability of $(4) for closed swap agreements is outstanding at period end.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$7,066	$1,512	$8,578
Corporate Bonds & Notes
Banking & Finance	0	198,829	624	199,453
Industrials	0	775,965	0	775,965
Utilities	0	67,728	78	67,806
U.S. Treasury Obligations	0	44,638	0	44,638
Common Stocks
Financials	0	0	2,855	2,855
Information Technology	0	0	6	6
Rights
Industrials	0	0	185	185
Warrants
Financials	0	0	72	72
Industrials	0	0	79	79
Short-Term Instruments
Repurchase Agreements	0	73,353	0	73,353

$0	$1,167,579	$5,411	$1,172,990
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	29,872	0	0	29,872

Total Investments	$29,872	$1,167,579	$5,411	$1,202,862

Financial Derivative Instruments - Assets

Schedule of Investments PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Exchange-traded or centrally cleared	$0	$47	$0	$47

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(150)	$0	$(150)

Total Financial Derivative Instruments	$0	$(103)	$0	$(103)

Totals	$29,872	$1,167,476	$5,411	$1,202,759

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
U.S. TREASURY OBLIGATIONS 99.8%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 10/15/2024	$19,141	$18,558
0.125% due 04/15/2025	53,611	51,149
0.125% due 10/15/2025	9,331	8,843
0.125% due 04/15/2026	79,679	74,456
0.125% due 07/15/2026	21,250	19,867
0.125% due 10/15/2026	24,509	22,798
0.125% due 04/15/2027	8,135	7,470
0.125% due 01/15/2032	6,664	5,587
0.250% due 01/15/2025	44,769	43,066
0.375% due 07/15/2025	52,258	50,037
0.375% due 01/15/2027	49,654	46,199
0.375% due 07/15/2027	22,060	20,463
0.500% due 01/15/2028	51,662	47,633
0.625% due 01/15/2026	82,386	78,336
0.750% due 07/15/2028	24,650	22,946
0.875% due 01/15/2029	30,655	28,454
1.250% due 04/15/2028	18,526	17,621
1.625% due 10/15/2027	26,131	25,379
2.375% due 01/15/2025	43,312	42,798
2.500% due 01/15/2029	24,269	24,442

Total U.S. Treasury Obligations (Cost $714,477)		656,102

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		281

Total Short-Term Instruments (Cost $281)		281

Total Investments in Securities (Cost $714,758)		656,383

Total Investments 99.8% (Cost $714,758)		$656,383
Other Assets and Liabilities, net 0.2%		1,049

Net Assets 100.0%		$657,432

Schedule of Investments PIMCO 1-5 Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$281	U.S. Treasury Notes 0.750% due 04/30/2026		$(287)	$281	$281

Total Repurchase Agreements							$(287)	$281	$281

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$656,102	$0	$656,102
Short-Term Instruments
Repurchase Agreements					0	281	0	281

Total Investments					$0	$656,383	$0	$656,383

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
U.S. TREASURY OBLIGATIONS 99.9%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 02/15/2051	$31,827	$17,753
0.125% due 02/15/2052	28,927	15,917
0.250% due 02/15/2050	49,070	28,940
0.625% due 02/15/2043	91,611	66,673
0.750% due 02/15/2042	82,743	62,747
0.750% due 02/15/2045	97,118	70,687
0.875% due 02/15/2047	78,942	57,643
1.000% due 02/15/2046	79,695	60,582
1.000% due 02/15/2048	74,145	55,239
1.000% due 02/15/2049	50,287	37,172
1.375% due 02/15/2044	92,721	77,622
1.500% due 02/15/2053	13,523	11,201
2.125% due 02/15/2040	13,849	13,436
2.125% due 02/15/2041	61,469	59,520

Total U.S. Treasury Obligations (Cost $950,837)		635,132

SHORT-TERM INSTRUMENTS 0.0%
REPURCHASE AGREEMENTS (b) 0.0%		265

Total Short-Term Instruments (Cost $265)		265

Total Investments in Securities (Cost $951,102)		635,397

Total Investments 99.9% (Cost $951,102)		$635,397
Other Assets and Liabilities, net 0.1%		943

Net Assets 100.0%		$636,340

Schedule of Investments PIMCO 15+ Year U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$265	U.S. Treasury Notes 0.750% due 04/30/2026		$(271)	$265	$265

Total Repurchase Agreements							$(271)	$265	$265

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$635,132	$0	$635,132
Short-Term Instruments
Repurchase Agreements					0	265	0	265

Total Investments					$0	$635,397	$0	$635,397

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.0% ¤
U.S. TREASURY OBLIGATIONS 99.5%
U.S. Treasury STRIPS (a)
0.000% due 08/15/2048	$160,964	$49,038
0.000% due 11/15/2048	175,606	53,189
0.000% due 02/15/2049	161,489	48,574
0.000% due 05/15/2049	160,116	47,888
0.000% due 08/15/2049	186,182	55,346
0.000% due 11/15/2049	179,173	52,844
0.000% due 02/15/2050	152,138	44,341
0.000% due 05/15/2050	159,997	46,228
0.000% due 08/15/2050	141,993	40,550
0.000% due 11/15/2050	142,166	40,297
0.000% due 02/15/2051	162,386	45,789
0.000% due 05/15/2051	142,419	39,842
0.000% due 08/15/2051	141,793	39,274
0.000% due 11/15/2051	151,895	41,770
0.000% due 02/15/2052	144,219	39,392
0.000% due 05/15/2052	158,758	43,074
0.000% due 08/15/2052	176,969	47,752
0.000% due 11/15/2052	176,140	47,725
0.000% due 02/15/2053	150,712	40,267
0.000% due 05/15/2053	152,142	40,402

Total U.S. Treasury Obligations (Cost $1,280,709)		903,582

SHORT-TERM INSTRUMENTS 0.5%
REPURCHASE AGREEMENTS (b) 0.5%		4,527

Total Short-Term Instruments (Cost $4,527)		4,527

Total Investments in Securities (Cost $1,285,236)		908,109

Total Investments 100.0% (Cost $1,285,236)		$908,109
Other Assets and Liabilities, net (0.0)%		(56)

Net Assets 100.0%		$908,053

Schedule of Investments PIMCO 25+ Year Zero Coupon U.S. Treasury Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$4,527	U.S. Treasury Notes 0.750% due 04/30/2026		$(4,618)	$4,527	$4,528

Total Repurchase Agreements							$(4,618)	$4,527	$4,528

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$903,582	$0	$903,582
Short-Term Instruments
Repurchase Agreements					0	4,527	0	4,527

Total Investments					$0	$908,109	$0	$908,109

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 130.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Air Canada 9.128% due 08/11/2028	$2,568	$2,573
American Airlines, Inc. 10.338% due 04/20/2028	3,515	3,627
Avolon TLB Borrower 1 (U.S.) LLC 7.675% due 12/01/2027	1,274	1,275
Castlelake LP 2.950% (LIBOR03M + 2.950%) due 05/13/2031 «~	5,599	4,928
SkyMiles IP Ltd. 9.076% due 10/20/2027	4,165	4,317
United Airlines, Inc. 9.182% due 04/21/2028	1,559	1,564
Zephyrus Capital Aviation Partners LLC 4.605% due 10/15/2038	1,312	1,157

Total Loan Participations and Assignments (Cost $20,008)		19,441

CORPORATE BONDS & NOTES 21.6%
BANKING & FINANCE 14.7%
AerCap Ireland Capital DAC 3.875% due 01/23/2028	2,100	1,906
Aircastle Ltd. 4.250% due 06/15/2026	3,800	3,597
American Assets Trust LP 3.375% due 02/01/2031	2,800	2,100
American Homes 4 Rent LP 4.250% due 02/15/2028	2,900	2,699
American Tower Corp.
3.650% due 03/15/2027	3,000	2,782
5.800% due 11/15/2028	1,600	1,589
AmFam Holdings, Inc. 2.805% due 03/11/2031	700	508
Antares Holdings LP
2.750% due 01/15/2027	4,050	3,433
3.750% due 07/15/2027	3,700	3,190
3.950% due 07/15/2026	1,000	901
Arch Capital Group Ltd. 3.635% due 06/30/2050	6,900	4,652
Ares Capital Corp.
2.875% due 06/15/2027	6,000	5,240
2.875% due 06/15/2028	4,000	3,349
3.250% due 07/15/2025	1,800	1,687
Ares Finance Co. LLC 3.250% due 06/15/2030	3,500	2,839
Aviation Capital Group LLC 3.500% due 11/01/2027	500	442
Avolon Holdings Funding Ltd.
2.875% due 02/15/2025	3,900	3,684
4.250% due 04/15/2026	1,800	1,693
Banco Santander SA
2.958% due 03/25/2031	2,200	1,752
3.490% due 05/28/2030	1,400	1,178
Bank of America Corp.
4.948% due 07/22/2028 •	4,000	3,845
5.202% due 04/25/2029 •	8,400	8,095
5.288% due 04/25/2034 •	7,000	6,517
5.872% due 09/15/2034 •	15,000	14,606
6.204% due 11/10/2028 •	1,800	1,809
Barclays PLC
2.667% due 03/10/2032 •	800	607
4.972% due 05/16/2029 •	1,000	935
7.385% due 11/02/2028 •	7,000	7,185
7.437% due 11/02/2033 •	5,000	5,139
BGC Partners, Inc. 3.750% due 10/01/2024	3,300	3,177
Blackstone Holdings Finance Co. LLC 1.625% due 08/05/2028	3,000	2,476
Blue Owl Capital Corp.
2.875% due 06/11/2028	4,300	3,540
4.000% due 03/30/2025	1,700	1,617

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Blue Owl Finance LLC 3.125% due 06/10/2031	4,300	3,220
BNP Paribas SA
1.904% due 09/30/2028 •	3,200	2,710
2.159% due 09/15/2029 •	800	660
2.591% due 01/20/2028 •	7,500	6,686
4.500% due 02/25/2030 •(g)(i)	200	142
4.625% due 02/25/2031 •(g)(i)	2,000	1,425
BPCE SA 5.975% due 01/18/2027 •	4,000	3,958
Brixmor Operating Partnership LP
4.050% due 07/01/2030	2,000	1,748
4.125% due 05/15/2029	3,000	2,675
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	4,500	4,034
CI Financial Corp. 3.200% due 12/17/2030	4,000	3,037
Citigroup, Inc.
2.976% due 11/05/2030 •	4,700	3,938
3.785% due 03/17/2033 •(j)	4,500	3,756
4.075% due 04/23/2029 •	3,000	2,762
6.270% due 11/17/2033 •(j)	7,000	6,984
Constellation Insurance, Inc. 6.800% due 01/24/2030	3,300	2,943
Corebridge Financial, Inc. 3.850% due 04/05/2029	2,000	1,798
Credit Suisse AG 5.000% due 07/09/2027	3,500	3,364
Credit Suisse AG AT1 Claim ^	8,900	935
Crown Castle, Inc. 3.100% due 11/15/2029	2,200	1,874
Deutsche Bank AG
2.311% due 11/16/2027 •	4,500	3,920
2.552% due 01/07/2028 •	6,500	5,675
3.547% due 09/18/2031 •	600	484
3.742% due 01/07/2033 •	900	646
3.961% due 11/26/2025 •	5,300	5,121
6.720% due 01/18/2029 •	2,500	2,486
Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032	7,800	5,897
Equitable Holdings, Inc. 5.594% due 01/11/2033	1,000	948
Extra Space Storage LP 3.875% due 12/15/2027	2,100	1,926
F&G Global Funding 2.000% due 09/20/2028	800	653
Fairfax Financial Holdings Ltd.
4.850% due 04/17/2028	300	285
5.625% due 08/16/2032	2,000	1,871
Farmers Insurance Exchange 4.747% due 11/01/2057 •	2,000	1,503
Fidelity National Financial, Inc.
2.450% due 03/15/2031	1,050	811
3.400% due 06/15/2030	1,800	1,531
First American Financial Corp. 4.000% due 05/15/2030	4,000	3,394
Ford Motor Credit Co. LLC 6.950% due 03/06/2026	1,500	1,499
Freedom Mortgage Corp. 8.250% due 04/15/2025	1,564	1,566
FS KKR Capital Corp.
1.650% due 10/12/2024	1,000	950
2.625% due 01/15/2027	4,000	3,428
3.125% due 10/12/2028	1,200	977
3.400% due 01/15/2026	1,900	1,742
GA Global Funding Trust
2.250% due 01/06/2027	7,500	6,578
3.850% due 04/11/2025	1,000	961
Global Atlantic Fin Co. 4.400% due 10/15/2029	6,000	4,977
GLP Capital LP
4.000% due 01/15/2030	5,100	4,331
5.300% due 01/15/2029	400	371
5.750% due 06/01/2028	3,000	2,879
Goldman Sachs Group, Inc.
2.650% due 10/21/2032 •	2,600	2,008
3.102% due 02/24/2033 •	10,000	8,000
4.482% due 08/23/2028 •	10,000	9,468
7.194% (SOFRRATE + 1.850%) due 03/15/2028 ~	3,000	3,049
Golub Capital BDC, Inc.
2.050% due 02/15/2027	1,500	1,265
2.500% due 08/24/2026	3,000	2,631
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028	5,000	4,490
Healthcare Realty Holdings LP 3.750% due 07/01/2027	4,600	4,236

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

HSBC Holdings PLC
2.251% due 11/22/2027 •	4,000	3,532
2.848% due 06/04/2031 •	7,000	5,602
4.755% due 06/09/2028 •	2,500	2,366
5.402% due 08/11/2033 •	4,200	3,873
6.254% due 03/09/2034 •	7,000	6,847
ING Groep NV
3.875% due 05/16/2027 •(g)(i)	600	436
4.250% due 05/16/2031 •(g)(i)	600	388
Invitation Homes Operating Partnership LP 5.450% due 08/15/2030	5,000	4,766
JPMorgan Chase & Co.
2.963% due 01/25/2033 •	5,500	4,380
4.323% due 04/26/2028 •	9,500	9,016
4.565% due 06/14/2030 •	12,000	11,198
5.350% due 06/01/2034 •	14,000	13,284
Kilroy Realty LP 3.050% due 02/15/2030	2,000	1,573
KKR Financial Holdings LLC 5.400% due 05/23/2033	6,000	5,411
KKR Group Finance Co. LLC
3.250% due 12/15/2051	1,000	587
3.750% due 07/01/2029	1,250	1,106
Liberty Mutual Group, Inc.
4.125% due 12/15/2051 •	4,000	3,295
4.300% due 02/01/2061	4,800	2,846
Lloyds Banking Group PLC
4.976% due 08/11/2033 •	8,500	7,555
5.871% due 03/06/2029 •	5,000	4,892
7.500% due 09/27/2025 •(g)(i)	5,000	4,684
Low Income Investment Fund 3.711% due 07/01/2029	2,500	2,201
LXP Industrial Trust 2.375% due 10/01/2031	3,500	2,568
Maple Grove Funding Trust 4.161% due 08/15/2051	5,500	3,439
Massachusetts Mutual Life Insurance Co. 5.077% due 02/15/2069 •	3,250	2,701
Mitsubishi UFJ Financial Group, Inc.
3.195% due 07/18/2029	1,500	1,304
5.354% due 09/13/2028 •	2,500	2,447
MMcapS Funding Ltd. 5.951% (US0003M + 0.290%) due 12/26/2039 ~	563	526
Morgan Stanley
0.000% due 04/02/2032 þ(j)	9,000	5,328
2.511% due 10/20/2032 •	4,700	3,598
5.164% due 04/20/2029 •	2,000	1,925
5.250% due 04/21/2034 •	2,400	2,230
6.296% due 10/18/2028 •	20,000	20,161
NatWest Group PLC 4.600% due 06/28/2031 •(g)(i)	200	133
New York Life Insurance Co. 4.450% due 05/15/2069	3,700	2,726
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026	4,500	3,917
Nomura Holdings, Inc.
1.653% due 07/14/2026	3,000	2,652
2.710% due 01/22/2029	950	795
5.842% due 01/18/2028	1,500	1,479
6.070% due 07/12/2028	3,100	3,067
Nordea Bank Abp
3.750% due 03/01/2029 •(g)(i)	5,000	3,648
6.125% due 09/23/2024 •(g)(i)	550	527
6.625% due 03/26/2026 •(g)(i)	5,600	5,256
Omega Healthcare Investors, Inc. 4.750% due 01/15/2028	3,350	3,103
Pacific Life Insurance Co. 9.250% due 06/15/2039	5,000	6,102
Park Aerospace Holdings Ltd. 5.500% due 02/15/2024	699	696
Physicians Realty LP 4.300% due 03/15/2027	2,000	1,881
Preferred Term Securities Ltd. 5.971% (US0003M + 0.300%) due 03/22/2037 ~	1,845	1,661
Realty Income Corp. 3.250% due 01/15/2031	2,100	1,767
RGA Global Funding 2.700% due 01/18/2029	2,900	2,462
Santander Holdings USA, Inc.
6.499% due 03/09/2029 •	1,700	1,659
6.565% due 06/12/2029 •	3,000	2,929
Santander U.K. Group Holdings PLC
3.823% due 11/03/2028 •	5,000	4,468
6.534% due 01/10/2029 •	5,000	4,957
6.833% due 11/21/2026 •	3,000	3,018

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Societe Generale SA
6.446% due 01/10/2029 •	6,300	6,232
6.691% due 01/10/2034 •	2,500	2,430
Spirit Realty LP 4.450% due 09/15/2026	700	665
Sumitomo Mitsui Financial Group, Inc.
5.520% due 01/13/2028	4,000	3,948
5.766% due 01/13/2033	3,000	2,935
Trust Fibra Uno
4.869% due 01/15/2030	4,900	4,154
6.950% due 01/30/2044	300	250
UBS Group AG
5.125% due 07/29/2026 •(g)(i)	800	713
6.373% due 07/15/2026 •	1,600	1,595
7.000% due 02/19/2025 •(g)(i)	200	195
Wells Fargo & Co.
2.572% due 02/11/2031 •	9,500	7,684
2.879% due 10/30/2030 •	1,000	833
4.897% due 07/25/2033 •	10,000	9,054
5.557% due 07/25/2034 •	7,000	6,632
Willis North America, Inc. 2.950% due 09/15/2029	1,300	1,109

		523,372

INDUSTRIALS 5.7%
Air Canada 3.875% due 08/15/2026	1,000	909
Air Canada Pass-Through Trust 5.250% due 10/01/2030	1,783	1,723
American Airlines Pass-Through Trust
3.375% due 11/01/2028	8,137	7,269
3.700% due 04/01/2028	1,710	1,562
4.000% due 01/15/2027	2,206	2,092
American Airlines, Inc.
5.500% due 04/20/2026	3,575	3,495
5.750% due 04/20/2029	1,400	1,303
Ashtead Capital, Inc. 4.250% due 11/01/2029	5,000	4,431
Bacardi Ltd. 5.150% due 05/15/2038	1,200	1,054
BAT Capital Corp. 4.390% due 08/15/2037	3,200	2,451
BAT International Finance PLC 5.931% due 02/02/2029	4,000	3,929
Boeing Co. 5.150% due 05/01/2030	2,000	1,912
Bowdoin College 4.693% due 07/01/2112	3,400	2,554
Broadcom, Inc.
2.450% due 02/15/2031	10,000	7,821
3.187% due 11/15/2036	3,600	2,586
3.469% due 04/15/2034	500	393
4.000% due 04/15/2029	2,000	1,806
4.110% due 09/15/2028	1,000	923
California Institute of Technology 4.283% due 09/01/2116	3,000	2,082
CDW LLC 2.670% due 12/01/2026	3,000	2,709
Centene Corp. 3.000% due 10/15/2030	1,500	1,212
Charter Communications Operating LLC
2.800% due 04/01/2031	2,100	1,639
5.050% due 03/30/2029	2,000	1,870
Cheniere Energy Partners LP 3.250% due 01/31/2032	2,000	1,592
Choice Hotels International, Inc. 3.700% due 12/01/2029	6,700	5,790
Claremont Mckenna College 3.775% due 01/01/2122	3,000	1,834
CommonSpirit Health 4.187% due 10/01/2049	7,300	5,456
CVS Health Corp. 5.300% due 12/05/2043	2,000	1,748
Dell International LLC 5.300% due 10/01/2029	7,400	7,187
Delta Air Lines, Inc.
3.750% due 10/28/2029	3,400	2,926
4.750% due 10/20/2028	5,000	4,754
Discovery Communications LLC 4.000% due 09/15/2055	300	180
Energy Transfer LP 5.550% due 02/15/2028	2,500	2,458
Expedia Group, Inc. 3.250% due 02/15/2030	2,200	1,862

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Ferguson Finance PLC 3.250% due 06/02/2030	2,000	1,697
Flex Intermediate Holdco LLC
3.363% due 06/30/2031	2,700	2,102
4.317% due 12/30/2039	2,700	1,861
Flex Ltd. 4.875% due 06/15/2029	2,000	1,871
General Electric Co. 4.250% due 05/01/2040	6,000	4,539
Georgetown University 5.215% due 10/01/2118	6,560	5,470
Global Payments, Inc.
3.200% due 08/15/2029	600	511
5.400% due 08/15/2032	5,100	4,785
HCA, Inc. 3.625% due 03/15/2032	3,000	2,488
Imperial Brands Finance PLC
3.500% due 07/26/2026	5,000	4,682
3.875% due 07/26/2029	3,000	2,643
Infor, Inc. 1.750% due 07/15/2025	2,600	2,392
Las Vegas Sands Corp. 3.500% due 08/18/2026	1,100	1,002
Massachusetts Institute of Technology 4.678% due 07/01/2114	1,360	1,127
Melco Resorts Finance Ltd. 5.750% due 07/21/2028	400	350
Micron Technology, Inc. 5.375% due 04/15/2028	1,900	1,835
Mileage Plus Holdings LLC 6.500% due 06/20/2027	3,825	3,794
MPLX LP 4.250% due 12/01/2027	2,000	1,880
MSCI, Inc. 3.875% due 02/15/2031	100	85
National Fuel Gas Co. 2.950% due 03/01/2031	3,900	3,071
New York & Presbyterian Hospital 4.763% due 08/01/2116	3,000	2,381
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	2,500	2,283
NXP BV 5.000% due 01/15/2033	900	829
Oracle Corp. 4.900% due 02/06/2033	1,000	922
Pacific National Finance Pty. Ltd. 4.750% due 03/22/2028	4,300	3,864
Petroleos Mexicanos
6.490% due 01/23/2027	311	276
6.700% due 02/16/2032	4,600	3,419
Quanta Services, Inc. 2.900% due 10/01/2030	2,000	1,633
Reynolds American, Inc. 5.850% due 08/15/2045	710	589
Studio City Finance Ltd. 6.000% due 07/15/2025	200	191
T-Mobile USA, Inc. 2.700% due 03/15/2032	2,500	1,957
Targa Resources Corp. 6.125% due 03/15/2033	3,000	2,943
Tennessee Gas Pipeline Co. LLC 2.900% due 03/01/2030	8,000	6,688
Time Warner Cable LLC
6.550% due 05/01/2037	600	545
7.300% due 07/01/2038	2,500	2,410
Trustees of the University of Pennsylvania 4.674% due 09/01/2112	1,180	954
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028	2,444	2,273
U.S. Airways Pass-Through Trust 3.950% due 05/15/2027	1,726	1,641
United Airlines Pass-Through Trust
3.100% due 01/07/2030	957	866
3.450% due 01/07/2030	2,870	2,560
4.550% due 08/25/2031	1,966	1,741
United Airlines, Inc.
4.375% due 04/15/2026	3,400	3,148
4.625% due 04/15/2029	2,500	2,151
Vmed O2 U.K. Financing PLC 4.750% due 07/15/2031	3,900	3,155
VMware, Inc. 2.200% due 08/15/2031	2,000	1,510
Wesleyan University 4.781% due 07/01/2116	3,248	2,475

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028	6,130	5,767

		200,868

UTILITIES 1.2%
Enel Finance International NV 7.500% due 10/14/2032	2,000	2,137
Metropolitan Edison Co. 4.300% due 01/15/2029	600	558
NGPL PipeCo LLC 4.875% due 08/15/2027	3,200	3,022
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,400	1,828
3.300% due 08/01/2040	2,200	1,411
3.500% due 08/01/2050	500	298
4.450% due 04/15/2042	2,000	1,432
4.500% due 07/01/2040	1,700	1,267
4.550% due 07/01/2030	5,200	4,599
4.950% due 07/01/2050	1,700	1,269
5.900% due 06/15/2032	1,500	1,402
6.150% due 01/15/2033	2,200	2,089
Pennsylvania Electric Co.
3.250% due 03/15/2028	1,100	988
3.600% due 06/01/2029	2,000	1,785
5.150% due 03/30/2026	900	884
Puget Energy, Inc. 4.224% due 03/15/2032 (j)	3,000	2,564
Texas Electric Market Stabilization Funding N LLC 5.057% due 08/01/2048	15,500	13,774
Toledo Edison Co. 2.650% due 05/01/2028	2,918	2,496

		43,803

Total Corporate Bonds & Notes (Cost $850,044)		768,043

MUNICIPAL BONDS & NOTES 1.3%
CALIFORNIA 0.6%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
3.487% due 06/01/2036	3,300	2,503
3.850% due 06/01/2050	4,290	3,899
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.587% due 06/01/2029	2,515	2,111
Regents of the University of California Medical Center Pooled Revenue Bonds, Series 2020 3.706% due 05/15/2120	2,000	1,244
University of California Revenue Bonds, Series 2012 4.858% due 05/15/2112	10,501	8,671
University of California Revenue Bonds, Series 2015 4.767% due 05/15/2115	2,100	1,702

		20,130

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010 6.637% due 04/01/2057	1,074	1,144

ILLINOIS 0.2%
Illinois State General Obligation Bonds, (BABs), Series 2010 7.350% due 07/01/2035	5,829	6,077

MICHIGAN 0.1%
University of Michigan Revenue Bonds, Series 2022 4.454% due 04/01/2122	2,000	1,532

NEW JERSEY 0.1%
Rutgers, The State University of New Jersey Revenue Bonds, Series 2019 3.915% due 05/01/2119	5,400	3,506

NEW YORK 0.0%
New York City, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2006 6.027% due 01/01/2046	600	581

TEXAS 0.1%
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2019 3.922% due 12/31/2049	4,200	3,176

VIRGINIA 0.1%
University of Virginia Revenue Bonds, Series 2019 3.227% due 09/01/2119	6,500	3,753

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 4.875% due 06/01/2049	4,940	4,481

Total Municipal Bonds & Notes (Cost $56,598)		44,380

U.S. GOVERNMENT AGENCIES 50.6%
Fannie Mae
0.000% due 07/25/2031 - 02/25/2040 (b)(f)	78	64
0.000% due 05/25/2042 •	134	83
0.571% due 09/25/2042 •(a)	20,889	2,036
0.991% due 04/25/2040 •(a)	33	2
1.771% due 05/25/2036 •(a)	724	56
3.000% due 03/25/2033 - 02/25/2043	1	1
3.414% due 01/25/2036 •	78	65
3.500% due 06/25/2042	486	441
4.000% due 10/01/2026 - 07/01/2044	788	734
4.030% due 11/01/2035 •	2	2
4.500% due 09/01/2024 - 06/01/2051	934	860
5.000% due 05/01/2026 - 11/01/2039	928	877
5.195% due 04/01/2036 •	4	4
5.500% due 12/01/2031 - 04/01/2039	530	516
6.000% due 05/25/2031 - 09/01/2037	484	483
6.218% due 09/01/2034 •	20	20
6.276% due 12/01/2028 •	131	130
6.500% due 01/01/2036 - 05/01/2038	45	46
7.000% due 04/01/2037 - 03/01/2038	43	43
7.500% due 10/01/2037	58	60
Freddie Mac
0.000% due 01/15/2033 - 07/15/2039 (b)(f)	358	313
0.000% due 06/15/2040 ~(a)	7,357	330
0.000% due 12/15/2040 - 11/15/2048 •(a)	20,104	398
0.000% due 01/15/2041 - 06/15/2042 •	4,337	3,403
3.000% due 01/01/2043 - 04/01/2043	4	3
3.500% due 12/15/2028 (a)	467	14
3.500% due 10/01/2033 - 04/01/2049	124	116
4.000% due 09/01/2033 - 06/01/2049	7,159	6,521
4.500% due 02/01/2034 - 11/01/2044	3,303	3,107
4.736% due 05/15/2033 •	26	25
5.000% due 03/01/2033 - 07/15/2041	313	300
5.250% due 04/15/2033	21	21
5.500% due 08/01/2025 - 10/01/2037	680	672
5.727% due 12/01/2031 •	41	40
6.000% due 12/01/2034 - 08/01/2037	82	82
6.105% due 07/01/2036 •	2	2
6.500% due 01/01/2037 - 07/01/2037	18	18
9.500% due 01/01/2025	3	3
Ginnie Mae
3.500% due 12/20/2040 - 03/20/2047	8,524	7,579
4.000% due 09/20/2040 - 06/15/2047	13,216	12,151
4.500% due 08/20/2038 - 02/20/2047	1,407	1,314
4.750% due 01/20/2035	48	47
5.000% due 03/20/2034 - 04/20/2040	286	277
5.500% due 04/16/2034 - 11/20/2038	31	30
6.000% due 08/20/2038 - 02/20/2039	53	53
6.500% due 12/20/2038	25	24
Ginnie Mae, TBA 3.500% due 10/01/2053 - 11/01/2053	102,800	90,070
Tennessee Valley Authority 4.250% due 09/15/2065	10,000	7,950
Tennessee Valley Authority Principal STRIPS 0.000% due 06/15/2038 (f)	2,500	1,119
Uniform Mortgage-Backed Security
2.500% due 10/01/2050 - 05/01/2052	116,559	92,777
3.000% due 03/01/2050 - 08/01/2052	224,666	186,150
3.500% due 06/01/2045 - 01/01/2053	153,634	132,965
4.000% due 01/01/2024 - 06/01/2053	256,760	229,110
4.500% due 06/01/2039 - 10/01/2053	198,364	181,784
5.000% due 09/01/2052 - 07/01/2053	190,849	180,418
5.500% due 07/01/2053 - 09/01/2053	201,725	195,116
Uniform Mortgage-Backed Security, TBA
2.500% due 10/01/2053 - 11/01/2053	82,378	65,500
3.000% due 10/01/2053 - 11/01/2053	153,366	127,024
4.000% due 10/01/2053	86,000	76,574
4.500% due 10/01/2053 - 11/01/2053	168,600	154,816
5.000% due 10/01/2053 - 11/01/2053	40,000	37,742

Total U.S. Government Agencies (Cost $1,854,402)		1,802,481

U.S. TREASURY OBLIGATIONS 15.3%
U.S. Treasury Bonds
4.375% due 08/15/2043 (l)	300,000	279,938
U.S. Treasury Notes
4.625% due 09/30/2028 (c)	265,000	265,186

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Total U.S. Treasury Obligations (Cost $555,042)		545,124

NON-AGENCY MORTGAGE-BACKED SECURITIES 8.5%
Ajax Mortgage Loan Trust 1.698% due 05/25/2059 þ	971	863
American Home Mortgage Investment Trust 5.794% due 12/25/2046 •	3,027	2,420
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	4,600	3,830
BAMLL Commercial Mortgage Securities Trust 6.580% due 03/15/2034 •	5,385	5,324
Banc of America Funding Trust 4.078% due 08/27/2036 ~	7,481	6,952
Barclays Commercial Mortgage Securities Trust 4.314% due 12/15/2051	1,000	927
BCAP LLC Trust 5.734% due 05/25/2047 ^•	1,549	1,419
Bear Stearns ALT-A Trust 6.074% due 04/25/2034 «•	9	8
BFLD Trust 6.536% due 10/15/2034 •	2,320	2,308
BWAY Mortgage Trust 6.697% due 09/15/2036 •	5,000	4,690
BX Commercial Mortgage Trust
6.176% due 10/15/2036 •	1,639	1,608
6.345% due 02/15/2039 •	6,400	6,253
Chase Home Lending Mortgage Trust 3.250% due 03/25/2063 «~	4,100	3,471
Chase Mortgage Finance Trust 6.000% due 05/25/2036	3,451	1,514
ChaseFlex Trust 6.500% due 02/25/2037	3,875	1,392
CIM Trust 5.500% due 08/25/2064 ~	13,345	13,055
Citigroup Commercial Mortgage Trust
3.209% due 05/10/2049	7,800	7,246
3.778% due 09/10/2058	8,100	7,604
Citigroup Mortgage Loan Trust
5.500% due 08/25/2034	1,209	1,154
5.754% due 09/25/2036 •	553	517
6.234% due 08/25/2035 ^•	264	254
COLT Mortgage Loan Trust 6.467% due 08/25/2067 þ	1,788	1,788
Commercial Mortgage Trust 6.747% due 12/15/2038 •	6,400	5,997
Countrywide Alternative Loan Trust
5.500% due 07/25/2035	1,040	739
5.500% due 08/25/2035	304	253
5.500% due 12/25/2035	699	479
5.500% due 02/25/2036	1,392	1,070
5.684% due 06/25/2037 ^•	508	402
5.750% due 05/25/2036	362	144
5.794% due 05/25/2047 •	144	121
6.000% due 04/25/2037	2,885	2,380
6.079% due 12/20/2035 •	3,084	2,753
6.250% due 08/25/2036	323	184
Countrywide Home Loan Mortgage Pass-Through Trust
3.951% due 03/20/2036 ~	526	467
3.970% due 02/20/2036 ~	532	466
4.212% due 11/25/2037 ~	2,248	2,045
5.974% due 03/25/2035 •	64	58
Countrywide Home Loan Reperforming REMIC Trust 5.774% due 01/25/2036 •	1,117	1,025
Credit Suisse First Boston Mortgage Securities Corp.
4.768% due 11/25/2034 «~	19	18
6.084% due 11/25/2031 «•	27	15
Credit Suisse Mortgage Capital Certificates
2.436% due 02/25/2061 ~	1,734	1,588
6.000% due 07/25/2037 ^	358	294
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 03/25/2037	734	387
6.421% due 10/25/2037 ~	2,911	1,709
Credit Suisse Mortgage Capital Trust
1.796% due 12/27/2060 ~	2,128	1,991
1.926% due 07/27/2061 ~	3,257	2,997
2.691% due 03/25/2060 ~	4,514	4,431
3.023% due 08/25/2060 ~	3,336	3,281
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.914% due 01/25/2047 •	3,728	3,138
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust
5.431% due 02/25/2036 ~	134	114
5.665% due 02/25/2036 ~	1,246	1,054
EQUS Mortgage Trust 6.202% due 10/15/2038 •	4,700	4,594

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Great Hall Mortgages PLC 5.802% due 06/18/2039 •	653	648
GS Mortgage Securities Corp. Trust 8.733% due 08/15/2039 •	2,300	2,299
GSMPS Mortgage Loan Trust 5.784% due 01/25/2036 •	1,911	1,546
GSR Mortgage Loan Trust
3.922% due 01/25/2036 ~	1,001	909
4.043% due 11/25/2035 ~	6	6
5.979% due 09/25/2034 ~	99	97
6.000% due 03/25/2036	4,141	1,564
6.500% due 05/25/2036	610	196
HarborView Mortgage Loan Trust
5.822% due 01/19/2038 •	2,919	2,542
5.852% due 12/19/2036 •	2,151	1,687
5.982% due 03/19/2035 •	792	770
Impac Secured Assets Trust 5.834% due 11/25/2036 •	227	225
IndyMac INDX Mortgage Loan Trust 3.925% due 09/25/2036 ~	1,506	1,011
JP Morgan Alternative Loan Trust 4.936% due 12/25/2035 ^~	472	348
JP Morgan Chase Commercial Mortgage Securities Trust
3.648% due 12/15/2049 ~	3,700	3,425
6.766% due 07/05/2033 •	2,019	1,898
7.235% due 10/05/2040	2,000	1,973
JP Morgan Mortgage Trust
4.198% due 02/25/2036 ^~	722	548
4.528% due 07/25/2035 ~	13	13
4.625% due 07/25/2063 ~	5,666	5,209
6.000% due 08/25/2037 ^	790	378
6.500% due 01/25/2036 ^	4,925	2,578
Key Commercial Mortgage Securities Trust 2.233% due 09/16/2052	10,000	8,013
Legacy Mortgage Asset Trust
1.750% due 07/25/2061 þ	1,216	1,138
1.875% due 10/25/2068 þ	3,142	2,908
1.892% due 10/25/2066 þ	1,546	1,438
1.991% due 09/25/2060 ~	420	417
2.250% due 07/25/2067 þ	2,024	1,877
Lehman XS Trust
5.626% due 11/25/2035 «•	10	10
5.794% due 12/25/2036 •	2,387	2,269
5.814% due 11/25/2046 •	2,769	2,351
Lux Trust 8.023% due 08/15/2028 •	3,200	3,219
MASTR Adjustable Rate Mortgages Trust
4.169% due 04/25/2034 «~	156	128
4.225% due 03/25/2035 «~	27	25
7.884% due 12/25/2035 •	3,261	3,175
Merrill Lynch Mortgage Investors Trust
5.994% due 07/25/2029 «•	66	61
6.060% due 05/25/2029 «~	10	9
MFA Trust
1.014% due 01/26/2065 ~	1,850	1,641
1.324% due 01/26/2065 ~	504	448
1.381% due 04/25/2065 ~	3,191	2,896
1.632% due 01/26/2065 ~	968	863
1.638% due 04/25/2065 ~	1,319	1,195
6.775% due 10/25/2058 þ	1,200	1,196
MHC Commercial Mortgage Trust 6.247% due 04/15/2038 •	5,420	5,351
Mill City Mortgage Loan Trust
2.750% due 07/25/2059 ~	2,583	2,430
2.750% due 08/25/2059 ~	703	655
Morgan Stanley Mortgage Loan Trust 6.466% due 06/25/2036 ~	2,413	2,350
Natixis Commercial Mortgage Securities Trust 6.397% due 08/15/2038 •	900	842
New Residential Mortgage Loan Trust 6.864% due 10/25/2063 þ	9,000	9,000
New York Mortgage Trust 1.670% due 08/25/2061 þ	3,183	2,899
Nomura Asset Acceptance Corp. Alternative Loan Trust 5.684% due 06/25/2037 •	5,677	4,866
Nomura Resecuritization Trust 6.500% due 10/26/2037	1,810	777
OBX Trust
6.120% due 11/25/2062 ~	5,930	5,890
6.567% due 06/25/2063 þ	3,729	3,734
One New York Plaza Trust 6.397% due 01/15/2036 •	6,100	5,805
RBSGC Mortgage Pass-Through Loan Trust 5.814% due 12/25/2034 •	1,323	1,166
Residential Accredit Loans, Inc. Trust
6.000% due 06/25/2036	1,287	1,000

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

6.000% due 12/25/2036 ^	1,028	811
6.500% due 07/25/2037 ^	2,165	1,648
Residential Asset Securitization Trust
5.500% due 08/25/2034	1,413	1,308
5.984% due 08/25/2033 «•	20	17
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2036 ^	441	357
Sequoia Mortgage Trust
6.139% due 07/20/2033 •	14	13
6.329% due 02/20/2035 «•	350	316
SLM Student Loan Trust
6.066% due 04/25/2049	570	565
6.216% due 07/25/2049	3,041	2,986
7.016% due 10/25/2023	1,251	1,252
Starwood Mortgage Residential Trust
0.943% due 05/25/2065 ~	991	876
1.439% due 11/25/2055 ~	591	524
1.593% due 11/25/2055 ~	764	678
Thornburg Mortgage Securities Trust
4.830% due 10/25/2046 •	834	773
7.431% due 06/25/2037 •	221	189
Towd Point Mortgage Trust 3.250% due 07/25/2058 ~	4,375	4,208
Verus Securitization Trust
1.824% due 11/25/2066 ~	2,963	2,453
3.035% due 03/25/2060 ~	100	96
3.889% due 03/25/2060 ~	300	281
6.443% due 08/25/2068 þ	4,490	4,482
6.665% due 09/25/2068 þ	7,000	6,994
WaMu Mortgage Pass-Through Certificates Trust
3.169% due 01/25/2037 ^~	2,389	2,008
4.109% due 07/25/2037 ^~	2,073	1,876
6.126% due 10/25/2046 •	1,028	916
Washington Mutual Mortgage Pass-Through Certificates Trust
4.160% due 10/25/2036 ^þ	7,432	2,639
5.596% due 05/25/2046 ^•	377	300
5.954% due 12/25/2035 •	6,860	5,882
Wells Fargo Commercial Mortgage Trust
2.448% due 06/15/2053	13,900	11,217
3.451% due 02/15/2048	3,500	3,341
Wells Fargo Mortgage-Backed Securities Trust
4.789% due 12/28/2037 ~	1,374	1,193
5.743% due 08/25/2036 ^~	261	243
Worldwide Plaza Trust 3.526% due 11/10/2036	8,900	6,815
WSTN Trust 6.518% due 07/05/2037 ~	3,500	3,417

Total Non-Agency Mortgage-Backed Securities (Cost $334,911)		301,377

ASSET-BACKED SECURITIES 18.3%
510 Asset-Backed Trust 2.240% due 06/25/2061 þ	1,857	1,739
522 Funding CLO Ltd. 6.628% due 10/20/2031 •	4,400	4,383
AASET Trust
2.798% due 01/15/2047	2,477	2,127
3.844% due 01/16/2038	1,463	966
3.967% due 05/16/2042	236	208
ABFC Trust
5.574% due 10/25/2036 •	1,183	1,071
5.594% due 01/25/2037 •	1,865	1,066
5.914% due 09/25/2036 •	3,913	3,725
ACE Securities Corp. Home Equity Loan Trust 5.934% due 10/25/2036 •	4,537	1,693
ACREC Ltd. 6.595% due 10/16/2036 •	1,947	1,916
Aegis Asset-Backed Securities Trust 6.154% due 08/25/2035 •	147	141
AGL CLO Ltd. 6.788% due 07/20/2034 •	4,500	4,499
ALESCO Preferred Funding Ltd.
5.992% due 12/23/2036 •	958	816
6.412% due 09/23/2038 •	2,260	2,046
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 2.903% due 06/25/2033 •	3,707	3,417
Apex Credit CLO Ltd. 6.649% due 09/20/2029 •	1,618	1,622
Apidos CLO
6.650% due 04/15/2031 •	3,560	3,553
6.670% due 07/16/2031 •	4,200	4,198
Ares CLO Ltd. 6.740% due 10/15/2030 •	8,035	8,038
Argent Securities Trust 5.814% due 03/25/2036 •	3,336	2,929

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.894% due 01/25/2036 •	5,021	4,535
Asset-Backed Securities Corp. Home Equity Loan Trust
6.139% due 11/25/2035 •	2,032	1,979
6.244% due 06/25/2034 •	2,481	2,372
6.259% due 04/25/2034 •	702	669
8.672% due 08/15/2032 •	336	315
Atlas Senior Loan Fund Ltd.
6.720% due 01/16/2030 •	4,560	4,559
6.787% due 10/24/2031 •	4,500	4,492
Avis Budget Rental Car Funding AESOP LLC 6.020% due 02/20/2030	7,500	7,450
Ballyrock CLO Ltd. 6.718% due 07/20/2034 •	6,000	5,976
Bear Stearns Asset-Backed Securities Trust
5.298% due 03/25/2034 •	1,988	1,948
5.628% due 12/25/2034 •	1,749	1,728
5.894% due 11/25/2036 •	3,200	2,932
6.559% due 03/25/2035 •	306	302
BSPRT Issuer Ltd. 7.628% due 07/15/2039 •	4,000	3,980
BXMT Ltd. 6.847% due 11/15/2037 •	6,180	5,960
Capital Automotive LLC 5.750% due 09/15/2053	5,000	4,913
Carlyle Global Market Strategies CLO Ltd. 6.581% due 08/14/2030 •	8,432	8,404
Carrington Mortgage Loan Trust
5.594% due 10/25/2036 •	2,451	1,886
5.694% due 02/25/2037 •	4,358	3,958
6.484% due 05/25/2035 •	4,400	4,210
Castlelake Aircraft Securitization Trust 4.125% due 06/15/2043	585	533
Cathedral Lake Ltd. 1.929% due 10/20/2030	7,647	7,567
CBAM Ltd. 6.590% due 04/17/2031 •	3,279	3,264
Cedar Funding CLO Ltd.
6.568% due 04/20/2031 •	7,295	7,278
6.588% due 01/20/2031 •	1,183	1,182
CIT Mortgage Loan Trust
6.784% due 10/25/2037 •	108	108
6.934% due 10/25/2037 •	5,000	4,857
Citigroup Mortgage Loan Trust
5.694% due 03/25/2037 •	228	193
5.754% due 09/25/2036 •	1,120	805
6.109% due 10/25/2035 ^•	450	434
6.334% due 01/25/2036 •	1,780	1,693
6.664% due 05/25/2036 þ	4,236	1,592
CLNC Ltd. 6.692% due 08/20/2035 •	123	123
Countrywide Asset-Backed Certificates Trust
5.574% due 06/25/2035 •	2,942	2,527
5.634% due 06/25/2047 ^•	7,456	6,453
5.654% due 09/25/2037 ^•	1,714	1,712
5.664% due 04/25/2047 •	6,720	6,014
5.714% due 05/25/2037 •	2,996	2,723
6.234% due 08/25/2047 •	228	226
6.484% due 09/25/2034 «•	279	270
Cutwater Ltd. 6.790% due 01/15/2029 •	3,461	3,463
Daimler Trucks Retail Trust 5.390% due 01/15/2030	2,500	2,470
Diamond Infrastructure Funding LLC 1.760% due 04/15/2049	600	514
Diamond Issuer 2.305% due 11/20/2051	1,800	1,535
Dryden Senior Loan Fund 6.590% due 04/15/2029 •	6,560	6,553
ECMC Group Student Loan Trust 6.429% due 01/27/2070 •	3,296	3,250
Elmwood CLO Ltd. 0.000% due 01/17/2034 •(c)	3,300	3,300
EMC Mortgage Loan Trust 6.534% due 08/25/2040 •	939	894
First Franklin Mortgage Loan Asset-Backed Certificates 6.259% due 05/25/2034 •	1,475	1,458
First Franklin Mortgage Loan Trust
5.654% due 12/25/2037 •	2,528	2,360
5.754% due 10/25/2036 •	3,211	2,075
6.034% due 11/25/2035 «•	222	206
6.619% due 12/25/2034 •	1,475	1,400
6.859% due 10/25/2034 •	987	980
Fremont Home Loan Trust
6.304% due 11/25/2034 •	5,802	5,050
6.484% due 11/25/2034 •	411	374

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Galaxy CLO Ltd. 6.540% due 10/15/2030 •	661	660
GSAA Home Equity Trust 5.874% due 03/25/2047 •	2,898	1,041
GSAMP Trust
6.184% due 01/25/2034 •	891	846
6.214% due 07/25/2045 •	2,120	2,046
7.309% due 08/25/2034 •	4,885	4,404
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	2,300	2,157
2.330% due 06/26/2028	4,700	4,159
Home Equity Asset Trust 5.914% due 08/25/2037 •	481	474
Home Equity Mortgage Loan Asset-Backed Trust
5.624% due 07/25/2037 •	7,859	3,187
5.674% due 11/25/2036 •	6,129	4,593
Horizon Aircraft Finance Ltd. 3.721% due 07/15/2039	3,710	3,227
ICG U.S. CLO Ltd. 6.747% due 01/24/2032 •	3,000	2,973
JP Morgan Mortgage Acquisition Corp. 6.019% due 05/25/2035 •	2,055	2,010
JP Morgan Mortgage Acquisition Trust
3.971% due 07/25/2036 •	1,510	1,364
5.814% due 07/25/2036 •	1,100	1,049
KDAC Aviation Finance Ltd. 4.212% due 12/15/2042	2,327	1,941
KKR CLO Ltd. 6.520% due 07/15/2030 •	7,690	7,657
LCCM Trust
6.647% due 12/13/2038 •	2,890	2,829
6.897% due 11/15/2038 •	3,000	2,975
LCM LP 6.588% due 07/20/2030 •	7,345	7,345
Lehman XS Trust
4.418% due 06/25/2036 þ	1,961	1,817
6.260% due 11/25/2035 þ	3,218	1,392
LL ABS Trust 1.070% due 05/15/2029	247	243
LoanCore Issuer Ltd. 6.747% due 11/15/2038 •	3,300	3,202
Lockwood Grove CLO Ltd. 6.783% due 01/25/2030 •	4,346	4,348
Long Beach Mortgage Loan Trust
6.484% due 06/25/2035 •	4,104	3,954
6.584% due 09/25/2034 •	705	683
Lunar Aircraft Ltd. 3.376% due 02/15/2045	1,928	1,671
Madison Park Funding Ltd. 6.437% due 04/22/2027 •	1,027	1,026
Magnetite Ltd.
0.000% due 10/25/2033 •(c)	8,400	8,400
6.506% due 11/15/2028 •	2,399	2,391
Marathon CLO Ltd. 6.720% due 04/15/2029 •	1,551	1,551
Marble Point CLO Ltd. 6.610% due 10/15/2030 •	3,314	3,308
Merrill Lynch Mortgage Investors Trust 4.169% due 02/25/2037 ^þ	12,220	1,638
METAL LLC 4.581% due 10/15/2042	2,677	1,650
MF1 Ltd.
6.677% due 02/19/2037 •	7,300	7,172
7.147% due 11/15/2035 •	3,842	3,832
MKS CLO Ltd.
6.588% due 07/20/2030 •	3,121	3,118
6.778% due 01/20/2031 •	2,833	2,833
Morgan Stanley ABS Capital, Inc. Trust
5.504% due 10/25/2036 •	71	31
5.564% due 01/25/2037 •	1,754	779
5.574% due 05/25/2037 •	112	94
5.584% due 10/25/2036 •	286	147
5.654% due 11/25/2036 •	2,826	1,320
5.934% due 07/25/2036 •	1,485	545
5.934% due 08/25/2036 •	13,284	6,776
6.094% due 11/25/2035 •	4,749	4,518
6.214% due 01/25/2035 •	102	99
6.349% due 07/25/2034 •	700	700
6.684% due 07/25/2037 •	6,420	5,331
Morgan Stanley Mortgage Loan Trust 6.465% due 09/25/2046 ^þ	2,725	874
Mountain View CLO LLC 6.660% due 10/16/2029 •	2,453	2,456
Nassau Ltd. 6.820% due 01/15/2030 •	3,441	3,445

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Navient Private Education Loan Trust 6.897% due 07/16/2040 •	1,041	1,041
Navient Private Education Refi Loan Trust
1.310% due 01/15/2069	1,066	966
1.330% due 04/15/2069	3,158	2,776
Nelnet Student Loan Trust 6.640% due 02/20/2041	4,639	4,617
Neuberger Berman CLO Ltd. 6.628% due 04/20/2031 •	3,200	3,187
New Century Home Equity Loan Trust 6.319% due 08/25/2034 •	695	681
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 6.199% due 05/25/2035 •	1,085	1,053
Octane Receivables Trust
1.210% due 09/20/2028	2,772	2,683
6.440% due 03/20/2029	2,000	2,000
OneMain Financial Issuance Trust 5.840% due 09/15/2036	10,200	10,146
Option One Mortgage Loan Trust
5.614% due 04/25/2037 •	2,245	1,127
5.714% due 07/25/2036 •	2,024	1,152
Pagaya AI Debt Selection Trust
1.150% due 05/15/2029	149	148
6.060% due 03/15/2030	6,618	6,586
7.600% due 12/16/2030	3,459	3,476
Palmer Square CLO Ltd. 0.000% due 10/20/2033 •(c)	8,000	8,000
Palmer Square Loan Funding Ltd. 6.370% due 10/15/2029 •	4,175	4,156
Park Avenue Institutional Advisers CLO Ltd. 6.839% due 08/23/2031 •	5,000	4,999
PRET LLC
1.744% due 07/25/2051 þ	1,192	1,112
1.868% due 07/25/2051 þ	3,490	3,244
1.992% due 02/25/2061 þ	1,327	1,258
2.487% due 10/25/2051 ~	1,065	971
5.240% due 04/25/2052 þ	5,101	4,970
PRPM LLC 3.720% due 02/25/2027 þ	3,788	3,640
Raptor Aircraft Finance LLC 4.213% due 08/23/2044	1,966	1,577
Ready Capital Mortgage Financing LLC 7.872% due 10/25/2039 •	5,392	5,434
Renaissance Home Equity Loan Trust
5.586% due 11/25/2036 þ	662	239
5.608% due 05/25/2036 þ	13,820	6,551
5.812% due 11/25/2036 þ	12,195	4,582
5.814% due 11/25/2035 •	829	717
5.893% due 06/25/2037 ^þ	2,722	749
6.115% due 08/25/2036 þ	8,664	3,636
6.120% due 11/25/2036 þ	1,166	460
Residential Asset Mortgage Products Trust
4.554% due 03/25/2032 •	870	768
5.944% due 03/25/2036 •	1,326	1,274
Residential Asset Securities Corp. Trust 5.654% due 02/25/2037 •	4,274	4,054
Santander Revolving Auto Lease Trust 2.510% due 01/26/2032	3,500	3,350
Sapphire Aviation Finance Ltd. 4.250% due 03/15/2040	1,399	1,168
Saranac CLO Ltd. 6.807% due 08/13/2031 •	8,500	8,477
Saxon Asset Securities Trust
1.924% due 05/25/2035 •	595	420
2.018% due 03/25/2035 ^•	314	299
7.159% due 12/26/2034 •	1,773	1,298
7.184% due 12/25/2037 •	549	502
Securitized Asset-Backed Receivables LLC Trust
6.014% due 12/25/2035 •	1,544	1,491
6.214% due 02/25/2034 •	2,247	2,182
Shackleton CLO Ltd.
6.478% due 04/20/2029 •	1,532	1,529
6.508% due 10/20/2027 •	263	263
Signal Peak CLO Ltd. 6.723% due 04/25/2031 •	3,556	3,546
SLM Private Credit Student Loan Trust
5.941% due 12/15/2039 •	2,217	2,129
5.981% due 12/15/2038 •	363	351
SLM Private Education Loan Trust 10.197% due 10/15/2041 •	3,117	3,297
SMB Private Education Loan Trust
5.380% due 01/15/2053	681	666
6.284% due 09/15/2054 •	2,496	2,457
Sound Point CLO Ltd.
6.507% due 01/23/2029 •	2,994	2,993
6.593% due 07/25/2030 •	9,126	9,105

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

6.638% due 10/20/2028 •	1,961	1,963
6.798% due 07/20/2032 •	13,000	12,822
Soundview Home Loan Trust 5.684% due 07/25/2037 •	3,778	2,852
Specialty Underwriting & Residential Finance Trust 5.734% due 09/25/2037 •	6,346	4,384
Starwood Commercial Mortgage Trust 6.645% due 04/18/2038 •	10,100	9,899
Stonepeak ABS 2.301% due 02/28/2033	632	574
Structured Asset Investment Loan Trust
5.607% due 07/25/2036 •	4,779	2,809
6.064% due 11/25/2035 •	2,236	2,124
6.139% due 03/25/2034 •	2,116	2,044
6.934% due 11/25/2034 •	3,395	3,400
Structured Asset Securities Corp. Mortgage Loan Trust
6.304% due 07/25/2035 •	2,959	2,954
6.469% due 07/25/2035 •	2,915	2,807
Symphony CLO Ltd. 0.000% due 04/25/2034 •(c)	9,500	9,500
Theorem Funding Trust 1.850% due 02/15/2028	233	231
TPG Real Estate Finance Issuer Ltd.
6.647% due 03/15/2038 •	6,405	6,293
6.963% due 02/15/2039 •	5,000	4,887
Venture CLO Ltd.
6.450% due 04/15/2027 •	3,485	3,484
6.488% due 10/20/2028 •	3,414	3,410
6.578% due 07/20/2030 •	4,507	4,480
6.608% due 04/20/2029 •	3,479	3,479
6.616% due 09/07/2030 •	9,361	9,337
6.630% due 07/15/2031 •	4,700	4,694
6.638% due 07/20/2030 •	3,550	3,526
6.680% due 08/28/2029 •	3,454	3,456
Verizon Master Trust 5.350% due 09/22/2031	7,000	6,964
Vertical Bridge Holdings LLC
2.636% due 09/15/2050	8,000	7,341
3.706% due 02/15/2057	2,400	1,873
Vibrant CLO Ltd. 6.628% due 09/15/2030 •	6,413	6,407
Voya CLO Ltd. 6.570% due 10/15/2030 •	2,648	2,642
WaMu Asset-Backed Certificates WaMu Trust 5.659% due 05/25/2037 •	1,942	1,769
WAVE LLC 3.597% due 09/15/2044	3,600	2,984
Wellfleet CLO Ltd.
6.478% due 04/20/2029 •	486	485
6.478% due 07/20/2029 •	364	364
Wells Fargo Home Equity Asset-Backed Securities Trust
6.184% due 12/25/2035 •	3,100	3,029
7.984% due 04/25/2035 •	131	130
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 6.034% due 04/25/2034 •	65	62
Whitehorse Ltd. 6.820% due 10/15/2031 •	8,400	8,394
Wind River CLO Ltd. 6.650% due 07/15/2031 •	9,000	8,948

Total Asset-Backed Securities (Cost $685,529)		652,792

SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 5.750% due 10/12/2110	4,000	3,191

Total Sovereign Issues (Cost $4,211)		3,191

	SHARES
PREFERRED SECURITIES 0.4%
BANKING & FINANCE 0.3%
American AgCredit Corp. 5.250% due 06/15/2026 •(g)	4,000,000	3,577
Capital Farm Credit ACA 5.000% due 03/15/2026 •(g)	3,300,000	2,977
CoBank ACB 4.250% due 01/01/2027 •(g)	1,700,000	1,354
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(g)	4,250,000	3,984

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

SVB Financial Group 4.100% due 02/15/2031 ^(d)(g)	2,800,000	101

		11,993

INDUSTRIALS 0.1%
Energy Transfer LP 6.750% due 05/15/2025 •(g)	3,000,000	2,779

Total Preferred Securities (Cost $19,111)		14,772

SHORT-TERM INSTRUMENTS 13.8%
REPURCHASE AGREEMENTS (k) 13.4%		477,814

U.S. TREASURY BILLS 0.4%
5.442% due 11/16/2023 - 12/28/2023 (c)(e)(f)	14,692	14,572

Total Short-Term Instruments (Cost $492,386)		492,386

Total Investments in Securities (Cost $4,872,242)		4,643,987

INVESTMENTS IN AFFILIATES 0.9%
MUTUAL FUNDS (h) 0.9%
PIMCO Senior Loan Active Exchange-Traded Fund	654,500	32,921

Total Mutual Funds (Cost $32,483)		32,921

Total Investments in Affiliates (Cost $32,483)		32,921

Total Investments 131.3% (Cost $4,904,725)		$4,676,908
Financial Derivative Instruments (m)(n) (0.0)%(Cost or Premiums, net $2,705)		(633)
Other Assets and Liabilities, net (31.3)%		(1,114,971)

Net Assets 100.0%		$3,561,304

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Security is not accruing income as of the date of this report.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(h)	Institutional Class Shares of each Fund.
(i)	Contingent convertible security.
(j)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.	3.785%	03/17/2033	06/07/2023	$3,981	$3,756	0.10%
Citigroup, Inc.	6.270	11/17/2033	08/24/2023	7,232	6,984	0.20
Morgan Stanley	0.000	04/02/2032	02/11/2020	7,897	5,328	0.15
Puget Energy, Inc.	4.224	03/15/2032	03/14/2022	3,000	2,564	0.07

$22,110	$18,632	0.52%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(k)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BCY	5.360%	09/29/2023	10/02/2023	$281,500	U.S. Treasury Bonds 3.000% due 02/15/2048	$(287,392)	$281,500	$281,626
BRC	5.380	09/29/2023	10/02/2023	155,100	U.S. Treasury Bonds 4.750% due 02/15/2041	(158,260)	155,100	155,169
FICC	2.600	09/29/2023	10/02/2023	914	U.S. Treasury Notes 0.750% due 04/30/2026	(932)	914	914
5.310	09/29/2023	10/02/2023	40,300	U.S. Treasury Inflation Protected Securities 1.375% due 07/15/2033	(41,106)	40,300	40,318

Total Repurchase Agreements	$(487,690)	$477,814	$478,027

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	(0.270)%	09/29/2023	10/02/2023	$(281,917)	$(281,911)
UBS	5.420	08/07/2023	10/10/2023	(2,138)	(2,156)

Total Sale-Buyback Transactions	$(284,067)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (5.0)%
Uniform Mortgage-Backed Security, TBA	4.000%	10/01/2053	$89,100	$(79,576)	$(79,334)
Uniform Mortgage-Backed Security, TBA	4.500	10/01/2053	108,600	(100,336)	(99,717)

Total Short Sales (5.0)%	$(179,912)	$(179,051)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

(l)	Securities with an aggregate market value of $281,937 have been pledged as collateral under the terms of master agreements as of September 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(134,204) at a weighted average interest rate of 1.793%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(3) of deferred price drop.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOT U.S. Treasury 10-Year Note November 2023 Futures	$107.000	10/27/2023	45	$45	$(16)	$(22)
Call - CBOT U.S. Treasury 10-Year Note November 2023 Futures	110.000	10/27/2023	45	45	(14)	(9)

Total Written Options	$(30)	$(31)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AES Corp.	5.000%	Quarterly	06/20/2026	0.912%	$3,400	$695	$(337)	$358	$0	$(2)
American International Group, Inc.	1.000	Quarterly	12/20/2026	0.598	1,400	30	(13)	17	0	(1)
AT&T, Inc.	1.000	Quarterly	06/20/2024	0.560	1,500	0	5	5	0	0
Boeing Co.	1.000	Quarterly	12/20/2023	0.372	1,800	12	(9)	3	0	0
Boeing Co.	1.000	Quarterly	06/20/2026	0.597	1,500	(11)	27	16	0	0
Boeing Co.	1.000	Quarterly	12/20/2026	0.634	5,300	(22)	81	59	0	(1)
British Telecommunications PLC	1.000	Quarterly	12/20/2027	0.789	EUR	200	(1)	3	2	0	0
British Telecommunications PLC	1.000	Quarterly	06/20/2028	0.919	8,200	(50)	83	33	1	0
British Telecommunications PLC	1.000	Quarterly	12/20/2028	1.022	800	(10)	9	(1)	1	0
Devon Energy Corp.	1.000	Quarterly	12/20/2026	0.704	$2,000	(16)	34	18	0	0
Devon Energy Corp.	1.000	Quarterly	06/20/2027	0.811	1,000	(26)	33	7	0	0
Energy Transfer Operating LP	1.000	Quarterly	12/20/2025	0.468	1,100	(14)	27	13	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	1.862	300	16	16	32	1	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.457	700	8	4	12	0	0
General Motors Co.	5.000	Quarterly	12/20/2026	1.200	2,130	417	(176)	241	6	0
General Motors Co.	5.000	Quarterly	06/20/2028	1.734	5,605	707	49	756	27	0
Hess Corp.	1.000	Quarterly	06/20/2026	0.552	3,600	(86)	128	42	1	0
Telefonica Emisiones SAU	1.000	Quarterly	06/20/2028	0.834	EUR	300	0	2	2	0	0
Valeo SA	1.000	Quarterly	06/20/2026	1.548	1,800	(25)	(1)	(26)	0	(4)
Valeo SA	1.000	Quarterly	06/20/2028	2.579	2,500	(106)	(65)	(171)	0	(3)
Verizon Communications, Inc.	1.000	Quarterly	06/20/2026	0.813	$900	20	(15)	5	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2026	0.844	5,600	132	(104)	28	2	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	1.019	1,200	(3)	2	(1)	0	0
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	1.074	300	(1)	0	(1)	0	0

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Williams Cos., Inc.	1.000	Quarterly	12/20/2026	0.488	2,600	19	22	41	0	0

$1,685	$(195)	$1,490	$39	$(11)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-40 5-Year Index	1.000%	Quarterly	06/20/2028	$16,000	$253	$(36)	$217	$0	$0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	93,800	1,207	(52)	1,155	0	(18)

$1,460	$(88)	$1,372	$0	$(18)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(5)	1-Day USD-SOFR Compounded-OIS	4.155%	Annual	10/02/2033	$11,800	$(46)	$(65)	$(111)	$21	$0
Pay(5)	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	7,500	(29)	(32)	(61)	0	(61)

$(75)	$(97)	$(172)	$21	$(61)

Total Swap Agreements	$3,070	$(380)	$2,690	$60	$(90)

Cash of $14,670 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	10/2023	EUR	291	$316	$8	$0
10/2023	GBP	454	576	22	0
BRC	11/2023	CAD	1,055	785	9	0
MBC	10/2023	1,056	782	5	0
TOR	10/2023	$551	GBP	454	2	0
11/2023	GBP	454	$552	0	(2)
UAG	10/2023	$306	EUR	291	2	0
11/2023	EUR	291	$306	0	(2)

Total Forward Foreign Currency Contracts	$48	$(4)

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.800%	10/16/2023	3,600	$(12)	$(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.200	10/16/2023	3,600	(12)	(39)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.943	10/23/2023	2,100	(7)	(4)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.393	10/23/2023	2,100	(7)	(12)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.985	10/30/2023	2,400	(10)	(8)

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.435	10/30/2023	2,400	(10)	(13)
CBK	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.725	10/05/2023	4,600	(17)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.175	10/05/2023	4,600	(17)	(44)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	5,600	(19)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	5,600	(19)	(108)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.580	10/02/2023	4,800	(17)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.030	10/02/2023	4,800	(17)	(92)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.750	10/10/2023	4,600	(18)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.150	10/10/2023	4,600	(18)	(55)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.820	10/18/2023	4,500	(16)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.220	10/18/2023	4,500	(15)	(48)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	2,400	(10)	(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	2,400	(10)	(13)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.950	10/27/2023	2,600	(10)	(7)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/27/2023	2,600	(10)	(13)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	4.000	10/30/2023	2,400	(10)	(9)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	4.450	10/30/2023	2,400	(10)	(13)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.430	10/10/2023	1,400	(8)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.830	10/10/2023	1,400	(8)	(46)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.480	10/12/2023	1,400	(7)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.880	10/12/2023	1,400	(7)	(38)
Call - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Receive	3.470	10/13/2023	1,400	(7)	0
Put - OTC 30-Year Interest Rate Swap	3-Month USD-LIBOR	Pay	3.870	10/13/2023	1,400	(7)	(41)

Total Written Options	$(335)	$(616)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$14,513	$4,928	$19,441
Corporate Bonds & Notes
Banking & Finance	0	523,372	0	523,372
Industrials	0	200,868	0	200,868
Utilities	0	43,803	0	43,803
Municipal Bonds & Notes
California	0	20,130	0	20,130
Georgia	0	1,144	0	1,144
Illinois	0	6,077	0	6,077
Michigan	0	1,532	0	1,532
New Jersey	0	3,506	0	3,506
New York	0	581	0	581
Texas	0	3,176	0	3,176
Virginia	0	3,753	0	3,753
West Virginia	0	4,481	0	4,481
U.S. Government Agencies	0	1,802,481	0	1,802,481
U.S. Treasury Obligations	0	545,124	0	545,124
Non-Agency Mortgage-Backed Securities	9,000	288,299	4,078	301,377
Asset-Backed Securities	0	652,316	476	652,792
Sovereign Issues	0	3,191	0	3,191
Preferred Securities
Banking & Finance	0	11,993	0	11,993
Industrials	0	2,779	0	2,779
Short-Term Instruments
Repurchase Agreements	0	477,814	0	477,814
U.S. Treasury Bills	0	14,572	0	14,572

$9,000	$4,625,505	$9,482	$4,643,987

Schedule of Investments PIMCO Active Bond Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Investments in Affiliates, at Value
Mutual Funds	32,921	0	0	32,921

Total Investments	$41,921	$4,625,505	$9,482	$4,676,908

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(179,051)	$0	$(179,051)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	60	0	60
Over the counter	0	48	0	48

	$0	$108	$0	$108
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(121)	0	(121)
Over the counter	0	(620)	0	(620)

	$0	$(741)	$0	$(741)

Total Financial Derivative Instruments	$0	$(633)	$0	$(633)

Totals	$41,921	$4,445,821	$9,482	$4,497,224

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
U.S. TREASURY OBLIGATIONS 99.7%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 10/15/2024	$5,377	$5,213
0.125% due 04/15/2025	4,542	4,334
0.125% due 10/15/2025	5,280	5,004
0.125% due 04/15/2026	788	736
0.125% due 07/15/2026	773	723
0.125% due 10/15/2026	5,581	5,191
0.125% due 04/15/2027	1,392	1,279
0.125% due 01/15/2030	5,129	4,474
0.125% due 07/15/2030	5,303	4,598
0.125% due 01/15/2031	962	823
0.125% due 07/15/2031	5,523	4,692
0.125% due 01/15/2032	5,718	4,794
0.250% due 01/15/2025	6,161	5,927
0.250% due 07/15/2029	1,111	991
0.375% due 07/15/2025	5,297	5,072
0.375% due 01/15/2027	1,595	1,484
0.375% due 07/15/2027	1,662	1,542
0.500% due 04/15/2024	622	611
0.500% due 01/15/2028	1,803	1,663
0.625% due 01/15/2026	4,783	4,548
0.625% due 07/15/2032	6,178	5,387
0.625% due 02/15/2043	5,007	3,644
0.750% due 07/15/2028	744	693
0.750% due 02/15/2042	994	754
0.750% due 02/15/2045	4,933	3,590
0.875% due 01/15/2029	621	577
0.875% due 02/15/2047	2,478	1,810
1.000% due 02/15/2046	4,544	3,454
1.000% due 02/15/2049	81	60
1.125% due 01/15/2033	3,617	3,269
1.250% due 04/15/2028	1,327	1,262
1.375% due 02/15/2044	4,713	3,945
1.500% due 02/15/2053	3,336	2,763
1.625% due 10/15/2027	5,272	5,120
2.000% due 01/15/2026	4,408	4,322
2.125% due 02/15/2040	150	145
2.125% due 02/15/2041	191	185
2.375% due 01/15/2025	5,107	5,046
3.375% due 04/15/2032	1,944	2,097
3.625% due 04/15/2028	123	129
3.875% due 04/15/2029	480	517

Total U.S. Treasury Obligations (Cost $123,052)		112,468

SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS (b) 0.1%		166

Total Short-Term Instruments (Cost $166)		166

Total Investments in Securities (Cost $123,218)		112,634

Total Investments 99.8% (Cost $123,218)		$112,634
Other Assets and Liabilities, net 0.2%		208

Net Assets 100.0%		$112,842

Schedule of Investments PIMCO Broad U.S. TIPS Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(b)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$166	U.S. Treasury Notes 0.750% due 04/30/2026		$(170)	$166	$166

Total Repurchase Agreements							$(170)	$166	$166

(1)	Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
U.S. Treasury Obligations					$0	$112,468	$0	$112,468
Short-Term Instruments
Repurchase Agreements					0	166	0	166

Total Investments					$0	$112,634	$0	$112,634

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 95.2% ¤
CORPORATE BONDS & NOTES 43.5%
BANKING & FINANCE 24.3%
AerCap Ireland Capital DAC
1.150% due 10/29/2023	$1,100	$1,096
4.875% due 01/16/2024	1,000	996
American Express Co. 5.571% (SOFRINDX + 0.230%) due 11/03/2023 ~	20	20
American Honda Finance Corp. 5.958% due 01/10/2025 •	800	801
American Tower Corp. 0.600% due 01/15/2024	500	492
Aozora Bank Ltd. 1.050% due 09/09/2024	1,000	950
Athene Global Funding
0.950% due 01/08/2024	2,000	1,971
2.750% due 06/25/2024	50	49
Banco Santander SA
3.892% due 05/24/2024	100	99
5.742% due 06/30/2024 •	1,500	1,497
Bank of America Corp.
3.093% due 10/01/2025 •	500	484
5.754% (SOFRRATE + 0.410%) due 06/14/2024 ~	1,615	1,613
6.062% due 10/24/2024 •	100	100
Bank of Montreal 5.694% (SOFRINDX + 0.350%) due 12/08/2023 ~	543	543
Banque Federative du Credit Mutuel SA
0.998% due 02/04/2025	100	93
5.751% (SOFRINDX + 0.410%) due 02/04/2025 ~	1,500	1,493
Barclays PLC
1.007% due 12/10/2024 •	1,100	1,088
3.932% due 05/07/2025 •	1,000	985
BNP Paribas SA 3.800% due 01/10/2024	1,900	1,888
BPCE SA 4.000% due 04/15/2024	1,100	1,088
Canadian Imperial Bank of Commerce 5.744% (SOFRRATE + 0.400%) due 12/14/2023 ~	120	120
Caterpillar Financial Services Corp.
5.451% due 01/10/2024 •	55	55
5.791% (SOFRRATE + 0.450%) due 11/13/2023 ~	35	35
Commonwealth Bank of Australia 6.483% (SOFRRATE + 1.082%) due 06/04/2024 ~	250	251
Cooperatieve Rabobank UA 5.593% due 01/12/2024 •	1,900	1,900
Credit Suisse AG 4.750% due 08/09/2024	2,000	1,972
Danske Bank AS 5.375% due 01/12/2024	2,200	2,191
DBS Group Holdings Ltd. 5.954% (SOFRRATE + 0.610%) due 09/12/2025 ~	1,000	1,000
Deutsche Bank AG
0.898% due 05/28/2024 (d)	1,000	965
0.962% due 11/08/2023	1,100	1,093
Federation des Caisses Desjardins du Quebec 5.772% (SOFRRATE + 0.430%) due 05/21/2024 ~	100	100
Five Corners Funding Trust 4.419% due 11/15/2023	100	100
General Motors Financial Co., Inc.
6.104% (SOFRRATE + 0.760%) due 03/08/2024 ~	75	75
6.542% (SOFRRATE + 1.200%) due 11/17/2023 ~	232	232
Goldman Sachs Group, Inc.
1.217% due 12/06/2023	800	793
7.266% (US0003M + 1.600%) due 11/29/2023 ~	1,600	1,603
ING Groep NV 6.533% (US0003M + 1.000%) due 10/02/2023 ~	55	55
Jackson National Life Global Funding 6.495% (SOFRRATE + 1.150%) due 06/28/2024 ~	1,000	1,001
John Deere Capital Corp. 5.913% (SOFRRATE + 0.570%) due 03/03/2026 ~	45	45
JPMorgan Chase & Co.
3.220% due 03/01/2025 •	1,200	1,184

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

4.023% due 12/05/2024 •	800	796
Mitsubishi UFJ Financial Group, Inc. 4.788% due 07/18/2025 •	1,000	989
Morgan Stanley
5.790% (SOFRRATE + 0.455%) due 01/25/2024 ~	3,000	3,000
5.808% (SOFRRATE + 0.466%) due 11/10/2023 ~	75	75
MUFG Bank Ltd. 3.750% due 03/10/2024	100	99
National Bank of Canada 5.831% (SOFRRATE + 0.490%) due 08/06/2024 ~	100	100
Nationwide Building Society 0.550% due 01/22/2024	2,000	1,967
NatWest Markets PLC 3.479% due 03/22/2025	2,000	1,929
New York Life Global Funding 5.678% (SOFRINDX + 0.360%) due 10/21/2023 ~	100	100
Nomura Holdings, Inc. 1.851% due 07/16/2025	1,450	1,342
Public Storage Operating Co. 5.790% (SOFRRATE + 0.470%) due 04/23/2024 ~	15	15
Royal Bank of Canada
5.782% (SOFRRATE + 0.450%) due 10/26/2023 ~	15	15
6.190% (TSFR3M + 0.922%) due 10/05/2023 ~	61	61
Societe Generale SA 3.875% due 03/28/2024	1,995	1,970
Sumitomo Mitsui Financial Group, Inc. 6.372% (US0003M + 0.800%) due 10/16/2023 ~	1,900	1,900
Toyota Motor Credit Corp.
5.930% due 06/13/2024 •	2,000	2,003
5.995% (SOFRINDX + 0.650%) due 12/29/2023 ~	55	55
Wells Fargo & Co. 2.406% due 10/30/2025 •	2,000	1,917

		50,449

INDUSTRIALS 12.9%
3M Co. 5.931% due 02/14/2024 •	43	43
7-Eleven, Inc. 0.800% due 02/10/2024	1,150	1,128
AbbVie, Inc. 3.750% due 11/14/2023	1,500	1,496
BAT Capital Corp. 3.222% due 08/15/2024	2,160	2,107
Baxter International, Inc. 5.604% (SOFRINDX + 0.260%) due 12/01/2023 ~	1,500	1,499
Bayer U.S. Finance LLC
3.875% due 12/15/2023	500	498
6.681% (US0003M + 1.010%) due 12/15/2023 ~	1,500	1,501
BMW U.S. Capital LLC 5.875% (SOFRINDX + 0.530%) due 04/01/2024 ~	29	29
Boeing Co. 1.433% due 02/04/2024	2,234	2,199
Daimler Truck Finance North America LLC
1.125% due 12/14/2023	800	792
5.944% (SOFRRATE + 0.600%) due 12/14/2023 ~	100	100
DuPont de Nemours, Inc. 6.736% (TSFR3M + 1.372%) due 11/15/2023 ~	15	15
Energy Transfer LP
3.900% due 05/15/2024	2,000	1,974
4.500% due 04/15/2024	100	99
Haleon U.S. Capital LLC 3.024% due 03/24/2024	900	887
HCA, Inc. 5.000% due 03/15/2024	100	100
Hyundai Capital America 0.800% due 01/08/2024	1,500	1,479
Imperial Brands Finance PLC 3.125% due 07/26/2024	1,500	1,462
Kia Corp. 1.000% due 04/16/2024	1,640	1,597
Kinder Morgan, Inc. 5.625% due 11/15/2023	2,000	1,999
Mitsubishi Corp. 3.375% due 07/23/2024	1,000	979
Tyson Foods, Inc. 3.950% due 08/15/2024	2,000	1,967
VMware, Inc. 1.000% due 08/15/2024	2,000	1,916

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Volkswagen Group of America Finance LLC 2.850% due 09/26/2024	965	934

		26,800

UTILITIES 6.3%
American Electric Power Co., Inc. 2.031% due 03/15/2024	500	491
AT&T, Inc. 6.852% (US0003M + 1.180%) due 06/12/2024 ~	2,000	2,012
CenterPoint Energy, Inc. 5.991% (SOFRINDX + 0.650%) due 05/13/2024 ~	1,500	1,500
Chugoku Electric Power Co., Inc. 3.488% due 02/28/2024	1,260	1,246
Edison International 3.550% due 11/15/2024	2,000	1,944
Enel Finance International NV 2.650% due 09/10/2024	1,400	1,355
Mississippi Power Co. 5.645% (SOFRRATE + 0.300%) due 06/28/2024 ~	600	598
National Rural Utilities Cooperative Finance Corp. 5.636% (SOFRRATE + 0.330%) due 10/18/2024 ~	15	15
NextEra Energy Capital Holdings, Inc.
5.741% (SOFRINDX + 0.400%) due 11/03/2023 ~	1,400	1,400
6.365% (SOFRINDX + 1.020%) due 03/21/2024 ~	500	500
Pacific Gas & Electric Co. 1.700% due 11/15/2023	1,900	1,889
Vodafone Group PLC 6.560% (US0003M + 0.990%) due 01/16/2024 ~	50	50

		13,000

Total Corporate Bonds & Notes (Cost $90,249)		90,249

U.S. GOVERNMENT AGENCIES 1.5%
Federal Home Loan Bank
5.650% due 05/28/2025	100	100
5.720% due 09/27/2024	2,000	1,999
Freddie Mac 5.520% due 05/28/2025	200	199
Ginnie Mae 5.810% due 04/20/2069 •	761	761

Total U.S. Government Agencies (Cost $3,058)		3,059

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.5%
Ginnie Mae 6.250% due 10/25/2073 «(a)	1,000	1,001

Total Non-Agency Mortgage-Backed Securities (Cost $999)		1,001

ASSET-BACKED SECURITIES 11.6%
American Express Credit Account Master Trust 5.230% due 09/15/2028	2,000	1,998
BA Credit Card Trust 0.340% due 05/15/2026	2,000	1,979
Bank of America Auto Trust 5.830% due 05/15/2026	1,200	1,199
Carmax Auto Owner Trust 5.913% due 11/16/2026 •	2,000	2,003
Citizens Auto Receivables Trust
6.043% due 10/15/2026 •	800	800
6.263% due 07/15/2026 •	1,000	1,003
Ford Credit Auto Lease Trust 5.905% due 02/15/2026 •	1,200	1,201
Hyundai Auto Lease Securitization Trust 6.063% due 09/15/2025 •	200	200
Kubota Credit Owner Trust 5.610% due 07/15/2026	2,000	1,993
LCM Loan Income Fund Ltd. 6.618% due 04/20/2031 •	966	961
Master Credit Card Trust 6.163% due 01/21/2027 •	1,600	1,601
MMAF Equipment Finance LLC 5.790% due 11/13/2026	1,000	998
Nassau Ltd. 6.820% due 01/15/2030 •	538	538
SFS Auto Receivables Securitization Trust 6.114% due 03/22/2027 •	500	500
Tesla Auto Lease Trust 5.860% due 08/20/2025	2,000	1,998
Toyota Auto Receivables Owner Trust 5.713% (SOFR30A + 0.400%) due 08/17/2026 ~	1,000	1,000

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Trillium Credit Card Trust 6.174% due 08/28/2028 •		2,000	2,002
Verizon Master Trust 5.994% due 09/08/2028 •		2,000	2,005
World Omni Automobile Lease Securitization Trust 6.073% due 11/17/2025 •		198	198

Total Asset-Backed Securities (Cost $24,153)			24,177

SOVEREIGN ISSUES 3.2%
Brazil Letras do Tesouro Nacional 0.000% due 01/01/2024 (b)	BRL	10,400	2,011
CPPIB Capital, Inc.
6.508% (SOFRINDX + 1.250%) due 04/04/2025 ~		$1,000	1,014
6.595% (SOFRRATE + 1.250%) due 03/11/2026 ~		1,450	1,480
PSP Capital, Inc. 5.583% (SOFRINDX + 0.240%) due 03/03/2025 ~		2,100	2,099

Total Sovereign Issues (Cost $6,641)			6,604

		OUNCES
COMMODITIES 1.0%
Gold Warehouse Receipts		1,084	1,995

Total Commodities (Cost $2,102)			1,995

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 33.9%
COMMERCIAL PAPER 27.8%
Amcor Flexibles North America, Inc.
5.550% due 10/04/2023		$400	400
5.550% due 10/06/2023		1,600	1,598
5.550% due 10/30/2023 (a)		400	398
Ameren Corp.
5.540% due 10/25/2023		1,200	1,195
5.550% due 10/10/2023		300	300
5.550% due 10/12/2023		500	499
American Electric Power Co., Inc.
5.570% due 10/16/2023		600	598
5.580% due 10/23/2023		900	897
Bacardi Martini BV 6.000% due 10/11/2023		2,000	1,996
Consolidated Edison Co. of New York, Inc. 5.500% due 10/16/2023		2,000	1,995
Crown Castle, Inc.
6.000% due 11/02/2023		2,100	2,088
6.050% due 10/03/2023		950	949
Diageo Capital PLC 5.500% due 10/16/2023		2,000	1,995
Discovery Communications LLC 5.970% due 10/16/2023 (a)		2,000	1,994
Dominion Resources, Inc. 5.550% due 10/11/2023		2,000	1,996
Electricite de France SA 5.510% due 10/23/2023		2,000	1,992
Enbridge (U.S.) Inc.
5.550% due 10/02/2023		600	600
5.560% due 10/03/2023		500	500
Enel Finance America LLC
5.550% due 10/27/2023		300	299
5.550% due 10/31/2023		400	398
Energy Transfer LP 5.850% due 10/04/2023		600	600
Entergy Corp. 5.530% due 10/02/2023		2,100	2,099
Equifax, Inc.
5.550% due 10/11/2023		500	499
5.550% due 10/12/2023		1,500	1,497
Fidelity National Information services, Inc. 5.530% due 10/04/2023		2,000	1,998
General Motors Financial Co., Inc. 5.630% due 10/13/2023		1,800	1,796
Global Payments, Inc.
6.030% due 10/16/2023		3,100	3,091
6.030% due 10/19/2023		500	498

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Haleon UK Capital PLC
5.550% due 10/27/2023 (a)	300	299
5.550% due 11/03/2023 (a)	300	298
5.560% due 10/02/2023	600	600
5.580% due 10/10/2023	600	599
Humana, Inc.
5.530% due 10/02/2023	400	400
5.550% due 10/18/2023	300	299
5.550% due 10/19/2023	400	399
5.550% due 10/23/2023	300	299
5.580% due 10/25/2023	1,100	1,096
Intercontinental Exchange,Inc. 5.560% due 10/26/2023	2,000	1,992
L3Harris Technologies, Inc. 5.630% due 10/10/2023	2,100	2,097
LSEGA Financing PLC 5.520% due 10/20/2023	2,000	1,993
Marriott International, Inc. 5.540% due 10/20/2023	2,000	1,993
Microchip Technology, Inc.
5.580% due 10/04/2023	1,000	999
5.600% due 10/11/2023	1,000	998
Oracle Corp. 5.520% due 10/26/2023	2,000	1,992
Penske Truck Leasing Co. LP 5.520% due 10/17/2023	2,000	1,994
Quanta Services, Inc. 5.900% due 10/10/2023	600	599
Sempra Energy 5.530% due 10/17/2023	2,000	1,995
Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023	1,000	1,000
6.050% due 10/03/2023	1,100	1,099

		57,805

REPURCHASE AGREEMENTS (e) 4.1%		8,600

SHORT-TERM NOTES 1.6%
American Honda Finance Corp. 5.937% (SOFRINDX + 0.620%) due 06/07/2024 ~	1,100	1,101
Carvana Auto Receivables Trust 5.663% due 08/10/2024	642	642
GECU Auto Receivables Trust 5.678% due 08/15/2024	784	785
M&T Equipment Notes 5.742% due 08/15/2024	737	737

		3,265

U.S. TREASURY BILLS 0.4%
5.408% due 11/14/2023 (b)(c)	800	795

Total Short-Term Instruments (Cost $70,490)		70,465

Total Investments in Securities (Cost $197,692)		197,550

Total Investments 95.2% (Cost $197,692)		$197,550
Financial Derivative Instruments (f)(g) (1.1)%(Cost or Premiums, net $90)		(2,368)
Other Assets and Liabilities, net 5.9%		12,374

Net Assets 100.0%		$207,556

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	0.898%	05/28/2024	05/25/2021	$965	$965	0.46%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

NOM	5.360%	09/29/2023	10/02/2023	$8,600	U.S. Treasury Notes 4.125% due 11/15/2032	$(8,777)	$8,600	$8,604

Total Repurchase Agreements	$(8,777)	$8,600	$8,604

(1)	Includes accrued interest.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - CBOT Corn March 2024 Futures	$550.000	02/23/2024	100	$500	$32	$29

FUTURE STYLED COMMODITY OPTIONS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - ICE Brent Crude March 2024 Futures	$85.000	01/26/2024	88	$88	$368	$415

Total Purchased Options	$400	$444

WRITTEN OPTIONS:
FUTURE STYLED COMMODITY OPTIONS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Call - ICE Brent Crude March 2024 Futures	$95.000	01/26/2024	88	$88	$(310)	$(258)

Total Written Options	$(310)	$(258)

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
						Variation Margin(2)
Description		Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

	Brent Crude June Futures	04/2024	373	$31,828	$(450)	$0	$(237)
	California Carbon Allowance December Futures	12/2023	86	3,157	287	12	0
	California Carbon Allowance December Futures	12/2024	77	3,046	(27)	11	0
	Cocoa March Futures	03/2024	148	5,073	(167)	0	(52)
	Copper December Futures	12/2023	35	3,270	(49)	26	0
	Cotton No. 2 December Futures	12/2023	19	828	74	0	(15)
	Cotton No. 2 March Futures	03/2024	198	8,704	190	0	(131)
	European Climate Exchange December Futures	12/2023	20	1,727	(120)	8	(21)
	Gas Oil March Futures	03/2024	98	8,511	1,056	0	(12)
	Gold 100 oz. December Futures	12/2023	94	17,541	(793)	0	(115)
	Iron Ore January Futures	01/2024	271	3,064	25	44	0
	Live Cattle December Futures	12/2023	39	2,932	44	0	(39)
	Natural Gas November Futures	10/2023	224	6,561	(331)	0	(36)
	New York Harbor March Futures	02/2024	44	5,424	258	0	(38)
	Nickel January Futures	01/2024	14	1,575	(102)	0	(102)
	Nickel November Futures	11/2023	15	1,672	(254)	0	0
	RBOB Gasoline March Futures	02/2024	192	18,759	(306)	0	(442)
	Silver December Futures	12/2023	21	2,357	(183)	0	(29)
	Soybean January Futures	01/2024	171	11,068	(403)	0	(209)
	Soybean March Futures	03/2024	81	5,307	(172)	0	(85)
	Soybean Meal January Futures	01/2024	114	4,325	(145)	0	(96)
	Sugar No.11 March Futures	02/2024	344	10,202	539	0	(185)
	U.S. Treasury 2-Year Note December Futures	12/2023	33	6,689	(6)	3	0
	Wheat March Futures	03/2024	282	8,086	(1,530)	0	(465)
	WTI Crude March Futures	02/2024	273	22,899	2,238	0	(182)
	Zinc January Futures	01/2024	49	3,251	203	125	0
	Zinc March Futures	03/2024	10	665	38	27	0
	Zinc November Futures	11/2023	139	9,206	624	0	0

					$538	$256	$(2,491)

SHORT FUTURES CONTRACTS
						Variation Margin(2)
Description		Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

	3-Month SOFR Active Contract December Futures	03/2025	59	$(14,073)	$50	$0	$(4)
	Corn March Futures	03/2024	338	(8,311)	283	194	0
	Gold 100 oz. February Futures	02/2024	61	(11,501)	403	77	0
	Nickel November Futures	11/2023	15	(1,672)	121	0	0
	U.S. Treasury 5-Year Note December Futures	12/2023	92	(9,693)	34	0	(14)
	Zinc January Futures	01/2024	20	(1,327)	(82)	0	0
	Zinc March Futures	03/2024	3	(199)	(17)	0	0
	Zinc November Futures	11/2023	139	(9,206)	(604)	0	0

					$188	$271	$(18)

Total Futures Contracts					$726	$527	(2,509)

Cash of $11,326 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023
(1)					Future styled option variation margin asset of $47 is outstanding at period end.
(2)					Unsettled variation margin asset of $8 and liability of $(1) for closed futures is outstanding at period end.
(g)					FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered		Currency to be Received		Asset	Liability

BPS	11/2023	EUR	128	$137		$2	$0
	11/2023	$26		EUR	24	0	(1)
CBK	11/2023	EUR	47	$51		1	0
	11/2023	$194		EUR	182	0	(2)
JPM	11/2023	74		67		0	(2)
	01/2024	BRL	10,400	$2,078		32	0
SCX	11/2023	EUR	149	165		7	0

Total Forward Foreign Currency Contracts						$42	$(5)

Consolidated Schedule of Investments PIMCO Commodity Strategy Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON COMMODITY INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CIB	Receive	PIMCODB Index	22,397	0.000%	Monthly	02/15/2024	$4,666	$0	$(120)	$0	$(120)
GST	Receive	PIMCODB Index	75,411	0.000%	Maturity	02/15/2024	8,183	0	(203)	0	(203)
JPM	Receive	JMABNIC5 Index	29,696	0.000%	Monthly	02/15/2024	5,692	0	(187)	0	(187)
MAC	Receive	PIMCODB Index	20,052	0.000%	Monthly	02/15/2024	4,024	0	(106)	0	(106)

Total Swap Agreements								$0	$(616)	$0	$(616)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance						$0	$50,449	$0		$50,449
Industrials						0	26,800	0		26,800
Utilities						0	13,000	0		13,000
U.S. Government Agencies						0	3,059	0		3,059
Non-Agency Mortgage-Backed Securities						0	0	1,001		1,001
Asset-Backed Securities						0	24,177	0		24,177
Sovereign Issues						0	6,604	0		6,604
Commodities						0	1,995	0		1,995
Short-Term Instruments
Commercial Paper						0	57,805	0		57,805
Repurchase Agreements						0	8,600	0		8,600
Short-Term Notes						0	3,265	0		3,265
U.S. Treasury Bills						0	795	0		795

Total Investments						$0	$196,549	$1,001		$197,550

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						968	3	0		971
Over the counter						0	42	0		42

						$968	$45	$0		$1,013
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						(2,749)	(18)	0		(2,767)
Over the counter						0	(621)	0		(621)

						$(2,749)	(639)	$0		$(3,388)

Total Financial Derivative Instruments						$(1,781)	$(594)	$0		$(2,375)

Totals						$(1,781)	$195,955	$1,001		$195,175

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 108.4% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.7%
Qatar National Bank QPSC 6.413% due 10/10/2023 «	$6,400	$6,400

Total Loan Participations and Assignments (Cost $6,399)		6,400

CORPORATE BONDS & NOTES 24.3%
BANKING & FINANCE 18.5%
Athene Global Funding
0.950% due 01/08/2024	8,770	8,645
6.043% (SOFRINDX + 0.700%) due 05/24/2024 ~	2,000	1,992
Avolon Holdings Funding Ltd. 5.125% due 10/01/2023	400	400
Bank of America Corp.
3.458% due 03/15/2025 •	2,000	1,973
4.827% due 07/22/2026 •	5,000	4,876
Barclays PLC
2.852% due 05/07/2026 •	800	755
3.932% due 05/07/2025 •	2,000	1,970
4.375% due 01/12/2026	400	383
5.304% due 08/09/2026 •	7,700	7,544
BNP Paribas SA
3.375% due 01/09/2025	4,000	3,862
4.705% due 01/10/2025 •	948	943
BPCE SA 2.375% due 01/14/2025	582	552
Cantor Fitzgerald LP 4.875% due 05/01/2024	6,874	6,776
Citigroup, Inc. 4.140% due 05/24/2025 •	4,000	3,944
Corebridge Financial, Inc. 3.500% due 04/04/2025	7,700	7,390
Deutsche Bank AG 3.700% due 05/30/2024	593	581
FS KKR Capital Corp. 1.650% due 10/12/2024	5,000	4,752
GA Global Funding Trust
0.800% due 09/13/2024	2,153	2,033
1.000% due 04/08/2024	1,750	1,698
1.250% due 12/08/2023	3,500	3,466
5.844% (SOFRRATE + 0.500%) due 09/13/2024 ~	1,110	1,095
6.643% (SOFRRATE + 1.360%) due 04/11/2025 ~	3,000	2,968
General Motors Financial Co., Inc. 6.542% (SOFRRATE + 1.200%) due 11/17/2023 ~	5,600	5,605
HSBC Holdings PLC
6.903% (US0003M + 1.230%) due 03/11/2025 ~	10,107	10,133
7.052% (US0003M + 1.380%) due 09/12/2026 ~	4,850	4,895
ING Groep NV 3.869% due 03/28/2026 •	1,500	1,448
JPMorgan Chase & Co. 2.595% due 02/24/2026 •	1,000	952
KKR Financial Holdings LLC 5.400% due 05/23/2033	5,500	4,960
Lloyds Banking Group PLC
3.511% due 03/18/2026 •	2,500	2,398
3.870% due 07/09/2025 •	672	659
4.716% due 08/11/2026 •	3,000	2,918
Mitsubishi UFJ Financial Group, Inc. 6.282% (SOFRRATE + 0.940%) due 02/20/2026 ~	3,500	3,503
Morgan Stanley 4.679% due 07/17/2026 •	5,000	4,872
NatWest Group PLC 4.269% due 03/22/2025 •	7,200	7,124
Nissan Motor Acceptance Co. LLC 1.050% due 03/08/2024	1,200	1,171
Nomura Holdings, Inc. 2.648% due 01/16/2025	2,000	1,909
Nordea Bank Abp 3.600% due 06/06/2025	2,000	1,929
Pacific Life Global Funding 5.964% (SOFRRATE + 0.620%) due 06/04/2026 ~	1,496	1,473

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Piper Sandler Cos. 5.200% due 10/15/2023	600	600
QNB Finance Ltd. 6.909% (US0003M + 1.250%) due 03/21/2024 ~	2,600	2,613
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •	5,000	5,030
SMBC Aviation Capital Finance DAC 3.550% due 04/15/2024	1,500	1,479
Societe Generale SA
2.625% due 01/22/2025	6,824	6,490
3.875% due 03/28/2024	300	296
Standard Chartered PLC
0.991% due 01/12/2025 •	1,000	984
3.785% due 05/21/2025 •	2,000	1,964
3.971% due 03/30/2026 •	2,300	2,215
7.085% (SOFRRATE + 1.740%) due 03/30/2026 ~	5,000	5,031
Synchrony Bank 5.400% due 08/22/2025	7,200	6,942
UBS Group AG
4.488% due 05/12/2026 •	12,000	11,627
6.373% due 07/15/2026 •	1,900	1,894
VICI Properties LP 4.375% due 05/15/2025	1,700	1,645
Wells Fargo & Co. 2.406% due 10/30/2025 •	10,400	9,970

		183,327

INDUSTRIALS 5.0%
American Airlines Pass-Through Trust 4.000% due 01/15/2027	391	370
Bayer U.S. Finance LLC 6.681% (US0003M + 1.010%) due 12/15/2023 ~	2,000	2,001
Berry Global, Inc. 4.875% due 07/15/2026	2,000	1,916
Canadian Pacific Railway Co. 3.125% due 06/01/2026	700	658
Charter Communications Operating LLC
4.500% due 02/01/2024	840	836
7.284% (US0003M + 1.650%) due 02/01/2024 ~	10,500	10,536
Daimler Truck Finance North America LLC 6.094% (SOFRRATE + 0.750%) due 12/13/2024 ~	750	749
Dell International LLC 4.900% due 10/01/2026	1,700	1,659
Illumina, Inc. 5.800% due 12/12/2025	1,700	1,690
Imperial Brands Finance PLC
3.125% due 07/26/2024	8,100	7,895
4.250% due 07/21/2025	1,841	1,774
6.125% due 07/27/2027	4,000	3,991
Renesas Electronics Corp. 1.543% due 11/26/2024	9,700	9,137
Sands China Ltd. 5.375% due 08/08/2025	2,800	2,714
Warnermedia Holdings, Inc. 3.788% due 03/15/2025	3,300	3,188

		49,114

UTILITIES 0.8%
Chugoku Electric Power Co., Inc. 2.401% due 08/27/2024	1,000	965
Enel Finance International NV 6.800% due 10/14/2025	2,500	2,530
Pacific Gas & Electric Co.
3.850% due 11/15/2023	1,000	998
4.950% due 06/08/2025	3,500	3,419

		7,912

Total Corporate Bonds & Notes (Cost $244,644)		240,353

U.S. GOVERNMENT AGENCIES 12.9%
Fannie Mae
4.000% due 06/01/2042 - 03/01/2047	461	422
5.000% due 07/01/2033 - 07/01/2044	1,301	1,235
5.150% due 05/01/2035	38	37
5.350% due 02/01/2035 - 01/01/2038	329	323
5.450% due 04/01/2036	86	85
5.500% due 12/01/2031 - 03/01/2050	1,008	990
6.000% due 09/01/2028 - 04/01/2048	734	726
6.500% due 07/01/2036 - 09/01/2048	314	317
Freddie Mac
2.000% due 02/01/2028 - 04/01/2028	3	3

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

2.500% due 10/25/2048	149	128
5.000% due 01/01/2024 - 02/01/2038	294	287
5.400% due 09/01/2037 - 11/01/2038	324	317
5.500% due 08/01/2033 - 06/01/2047	1,088	1,070
5.520% due 05/28/2025	15,700	15,661
5.550% due 06/01/2037 - 07/01/2037	96	94
5.850% due 08/23/2027	10,000	9,983
6.000% due 09/01/2031 - 05/01/2033	37	36
6.500% due 11/01/2036 - 10/17/2038	316	319
7.000% due 05/01/2029	12	12
Ginnie Mae
2.500% due 10/20/2049	122	105
3.000% due 11/20/2046	86	74
3.500% due 05/20/2042	62	54
3.700% due 04/15/2042	114	104
3.740% due 03/20/2042 - 07/20/2042	74	66
3.750% due 04/15/2042 - 03/20/2044	143	130
4.000% due 04/20/2040 - 06/20/2043	561	503
4.500% due 08/20/2038 - 11/20/2048	496	465
5.350% due 12/15/2036 - 01/15/2038	322	313
5.400% due 06/20/2039	83	81
5.500% due 03/20/2034 - 08/20/2041	342	329
6.000% due 09/20/2038	39	38
6.064% due 10/20/2072 •	1,567	1,557
6.290% due 09/20/2073 «•	7,960	7,961
6.445% due 08/16/2039 •	4	4
6.500% due 09/20/2025 - 07/20/2039	32	32
7.000% due 09/15/2024 - 06/20/2039	577	580
Uniform Mortgage-Backed Security
4.250% due 01/01/2036	82	76
4.750% due 09/01/2034 - 04/01/2036	313	299
5.340% due 09/01/2029	48	46
6.000% due 06/01/2031	1	1
Uniform Mortgage-Backed Security, TBA 5.000% due 10/01/2053 - 11/01/2053	88,100	83,143

Total U.S. Government Agencies (Cost $130,659)		128,006

U.S. TREASURY OBLIGATIONS 27.0%
U.S. Treasury Notes
5.000% due 08/31/2025 (e)	267,800	267,277

Total U.S. Treasury Obligations (Cost $268,374)		267,277

NON-AGENCY MORTGAGE-BACKED SECURITIES 11.8%
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	512	475
Bear Stearns Adjustable Rate Mortgage Trust 4.482% due 02/25/2033 «~	1	1
Bear Stearns ALT-A Trust
4.398% due 05/25/2035 ~	28	26
5.754% due 02/25/2034 •	797	712
Beneria Cowen & Pritzer Collateral Funding Corp. 6.246% due 06/15/2038 •	5,600	4,973
BFLD Trust 6.597% due 10/15/2035 •	2,000	1,580
BWAY Mortgage Trust 6.697% due 09/15/2036 •	3,000	2,814
BX Trust 6.146% due 01/15/2034 •	3,436	3,387
Chase Mortgage Finance Trust 5.344% due 02/25/2037 «~	334	312
Chevy Chase Funding LLC Mortgage-Backed Certificates
5.634% due 01/25/2036 •	31	28
5.664% due 10/25/2035 •	168	153
5.738% due 08/25/2035 «•	19	17
Citigroup Commercial Mortgage Trust 6.627% due 10/15/2036 •	1,950	1,912
Citigroup Mortgage Loan Trust 5.000% due 05/25/2051 •	3,814	3,480
Countrywide Alternative Loan Trust 5.714% due 06/25/2037 •	54	47
Credit Suisse Mortgage Capital Trust 3.064% due 12/26/2059 ~	980	968
DROP Mortgage Trust 6.596% due 10/15/2043 •	6,000	5,606
Extended Stay America Trust 6.526% due 07/15/2038 •	5,323	5,283
First Horizon Alternative Mortgage Securities Trust 6.493% due 02/25/2035 ~	175	163
GCAT Trust
1.348% due 05/25/2066 ~	2,613	2,104
1.503% due 05/25/2066 ~	2,360	1,877
2.650% due 10/25/2068 ~	361	338

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

2.885% due 12/27/2066 ~	2,025	1,758
GCT Commercial Mortgage Trust 6.247% due 02/15/2038 •	800	632
Ginnie Mae 6.314% due 05/20/2073 •	11,278	11,327
GS Mortgage Securities Corp. Trust 8.733% due 08/15/2039 •	7,300	7,298
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •	2,524	2,303
5.000% due 02/25/2052 •	4,177	3,812
GSR Mortgage Loan Trust
4.982% due 09/25/2035 «~	2	2
7.884% due 08/25/2033 «•	64	58
Impac CMB Trust 6.074% due 03/25/2035 •	75	66
InTown Mortgage Trust 7.821% due 08/15/2039 •	2,900	2,909
JP Morgan Chase Commercial Mortgage Securities Trust
3.379% due 09/15/2050	294	281
6.246% due 04/15/2038 •	945	935
6.830% due 12/15/2031 •	635	543
JP Morgan Mortgage Trust 4.528% due 07/25/2035 ~	198	184
JPMBB Commercial Mortgage Securities Trust 3.801% due 09/15/2047	4,410	4,294
Legacy Mortgage Asset Trust 1.991% due 09/25/2060 ~	663	658
MASTR Adjustable Rate Mortgages Trust 5.133% due 04/21/2034 «~	15	14
Merrill Lynch Mortgage Investors Trust
4.938% due 12/25/2035 ~	174	161
5.894% due 04/25/2029 •	108	101
MFA Trust 1.131% due 07/25/2060 ~	2,531	2,189
Morgan Stanley Mortgage Loan Trust 6.514% due 11/25/2035 •	755	749
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 •	836	769
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~	1,356	1,201
2.464% due 01/26/2060 ~	5,123	4,613
3.500% due 12/25/2057 ~	1,058	989
3.500% due 10/25/2059 ~	418	382
4.500% due 05/25/2058 ~	103	97
NYO Commercial Mortgage Trust 6.542% due 11/15/2038 •	6,000	5,362
OBX Trust
1.957% due 10/25/2061 ~	235	185
6.520% due 07/25/2063 þ	2,684	2,689
One New York Plaza Trust 6.397% due 01/15/2036 •	3,700	3,521
ONE Park Mortgage Trust 6.146% due 03/15/2036 •	3,914	3,718
RESIMAC Bastille Trust 6.083% due 02/03/2053 •	1,804	1,792
Sequoia Mortgage Trust
5.839% due 07/20/2036 •	531	448
6.099% due 06/20/2033 «•	1	1
SLM Student Loan Trust
6.066% due 04/25/2049	77	76
7.016% due 10/25/2023	119	119
Starwood Mortgage Residential Trust 1.486% due 04/25/2065 ~	367	340
Starwood Mortgage Trust 6.497% due 04/15/2034 •	3,100	3,055
Structured Asset Mortgage Investments Trust
6.022% due 07/19/2034 «•	3	3
6.102% due 09/19/2032 •	5	4
Thornburg Mortgage Securities Trust 3.901% due 04/25/2045 «~	39	36
Towd Point Mortgage Trust
2.250% due 11/25/2061 ~	779	696
2.250% due 12/25/2061 ~	3,053	2,834
3.750% due 05/25/2058 ~	2,168	2,055
5.280% due 02/25/2057 •	68	69
6.434% due 05/25/2058 •	824	831
6.434% due 10/25/2059 •	566	565
Verus Securitization Trust 6.476% due 06/25/2068 þ	2,860	2,845
WaMu Mortgage Pass-Through Certificates Trust
3.770% due 07/25/2037 ^~	372	309
4.825% due 06/25/2033 «~	1	1
5.606% due 06/25/2046 •	22	20
6.054% due 01/25/2045 •	7	7

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

6.234% due 06/25/2044 •	377	343
6.294% due 10/25/2045 •	63	58

Total Non-Agency Mortgage-Backed Securities (Cost $123,593)		116,563

ASSET-BACKED SECURITIES 29.9%
Anchorage Capital CLO Ltd. 6.620% due 07/15/2030 •	2,203	2,200
Apex Credit CLO Ltd. 6.649% due 09/20/2029 •	539	541
AREIT LLC 7.573% due 06/17/2039 •	7,200	7,230
Ares CLO Ltd. 6.622% due 04/18/2031 •	4,400	4,380
Asset-Backed Securities Corp. Home Equity Loan Trust 6.244% due 06/25/2034 •	66	63
Atlas Static Senior Loan Fund Ltd. 7.908% due 07/15/2030 •	4,143	4,156
Avis Budget Rental Car Funding AESOP LLC 5.900% due 08/21/2028	8,100	8,121
Bank of America Auto Trust 5.530% due 02/15/2028	3,600	3,600
Bear Stearns Asset-Backed Securities Trust
6.169% due 09/25/2035 •	752	747
6.234% due 10/27/2032 •	16	16
6.334% due 08/25/2034 •	444	426
Benefit Street Partners CLO Ltd.
6.520% due 10/15/2030 •	1,345	1,342
6.600% due 01/17/2032 •	400	399
BXMT Ltd. 6.847% due 11/15/2037 •	3,214	3,099
Carlyle U.S. CLO Ltd. 6.588% due 04/20/2031 •	5,575	5,551
Carvana Auto Receivables Trust 5.820% due 08/10/2028	2,700	2,687
CBAM Ltd. 6.708% due 10/20/2029 •	6,489	6,496
Chase Funding Trust 6.034% due 07/25/2033 «•	210	196
Citizens Auto Receivables Trust 5.830% due 02/15/2028	5,000	5,001
Countrywide Asset-Backed Certificates Trust
3.280% due 03/25/2036 •	173	167
5.734% due 09/25/2046 •	172	170
CQS U.S. CLO Ltd. 7.166% due 07/20/2031 •	1,370	1,370
DLLAD LLC 5.190% due 04/20/2026	6,000	5,965
Dryden CLO Ltd. 6.620% due 07/15/2031 •	7,400	7,385
Dryden Senior Loan Fund
6.550% due 04/15/2028 •	1,804	1,804
6.590% due 04/15/2029 •	2,684	2,681
Elevation CLO Ltd. 6.563% due 10/25/2030 •	6,669	6,654
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046	4,669	3,951
Enterprise Fleet Financing LLC
5.510% due 01/22/2029	7,000	6,945
5.760% due 10/22/2029	6,848	6,829
Finance America Mortgage Loan Trust 6.259% due 08/25/2034 •	120	113
First Franklin Mortgage Loan Trust
5.754% due 04/25/2036 •	1,095	1,045
6.184% due 11/25/2034 •	96	93
6.364% due 07/25/2034 «•	26	25
Ford Credit Auto Owner Trust 4.850% due 08/15/2035	6,100	5,917
GECU Auto Receivables Trust 5.630% due 08/15/2028	2,400	2,382
GM Financial Automobile Leasing Trust 5.270% due 06/20/2025	4,067	4,055
GM Financial Consumer Automobile Receivables Trust 5.933% due 03/16/2026 •	4,895	4,899
Golden Credit Card Trust 4.310% due 09/15/2027	10,000	9,756
Greenwood Park CLO Ltd. 6.580% due 04/15/2031 •	4,100	4,097
Greystone Commercial Real Estate Notes Ltd. 6.627% due 09/15/2037 •	418	414
GSAA Home Equity Trust 5.974% due 07/25/2037 •	126	115
GSAMP Trust 5.954% due 06/25/2036 •	547	519

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

HERA Commercial Mortgage Ltd. 6.495% due 02/18/2038 •	2,847	2,759
Home Equity Asset Trust 6.484% due 11/25/2034 •	871	851
Hyundai Auto Lease Securitization Trust 5.200% due 04/15/2025	5,510	5,492
Hyundai Auto Receivables Trust 5.350% due 11/17/2025	2,168	2,163
KKR CLO Ltd.
6.512% due 07/18/2030 •	474	473
6.520% due 07/15/2030 •	1,846	1,838
LCCM Trust 6.647% due 12/13/2038 •	3,986	3,902
LCM LP
6.452% due 07/19/2027 •	456	456
6.588% due 07/20/2030 •	3,599	3,599
6.628% due 10/20/2027 •	3	3
LCM Ltd. 6.668% due 04/20/2031 •	1,100	1,095
LoanCore Issuer Ltd. 6.228% due 07/15/2035 •	363	361
MF1 Ltd. 7.147% due 11/15/2035 •	1,038	1,036
MF1 Multifamily Housing Mortgage Loan Trust 6.297% due 07/15/2036 •	1,277	1,267
MidOcean Credit CLO 6.661% due 01/29/2030 •	1,849	1,851
MKS CLO Ltd. 6.588% due 07/20/2030 •	3,778	3,774
Mountain View CLO LLC 6.660% due 10/16/2029 •	189	189
Nassau Ltd. 6.720% due 10/15/2029 •	623	623
Navient Private Education Loan Trust
2.460% due 11/15/2068	751	694
6.897% due 07/16/2040 •	1,893	1,893
Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	1,187	1,028
1.170% due 09/16/2069	1,651	1,463
1.310% due 01/15/2069	637	577
1.690% due 05/15/2069	2,229	1,987
2.230% due 07/15/2070	4,736	4,092
6.447% due 04/15/2069 •	1,754	1,735
New Century Home Equity Loan Trust 6.364% due 11/25/2034 •	352	338
NovaStar Mortgage Funding Trust 6.094% due 01/25/2036 •	258	252
Oaktree CLO Ltd. 6.717% due 04/22/2030 •	1,600	1,588
Palmer Square Loan Funding Ltd. 6.370% due 10/15/2029 •	144	143
PFP Ltd.
6.446% due 08/09/2037 •	1,040	1,029
7.607% due 08/19/2035 •	6,000	6,024
PFS Financing Corp. 5.520% due 10/15/2028	5,000	4,965
PRET LLC
1.992% due 02/25/2061 þ	1,487	1,409
2.487% due 07/25/2051 þ	2,272	2,169
RAAC Trust 5.984% due 01/25/2046 •	385	380
Ready Capital Mortgage Financing LLC 7.694% due 10/25/2039 •	1,860	1,868
Renaissance Home Equity Loan Trust 3.925% due 08/25/2033 •	738	660
Residential Asset Securities Corp. Trust
6.134% due 06/25/2035 •	385	381
6.529% due 03/25/2035 •	253	245
Saranac CLO Ltd. 6.807% due 08/13/2031 •	5,200	5,186
Saxon Asset Securities Trust 1.924% due 05/25/2035 •	141	132
SBA Tower Trust 3.869% due 10/15/2049 þ	1,000	974
Securitized Asset-Backed Receivables LLC Trust 6.109% due 01/25/2035 •	104	97
SMB Private Education Loan Trust
1.600% due 09/15/2054	966	857
2.230% due 09/15/2037	1,602	1,473
4.480% due 05/16/2050	2,810	2,677
5.670% due 11/15/2052	5,000	4,932
6.047% due 03/17/2053 •	428	420
6.284% due 09/15/2054 •	3,847	3,787

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

SoFi Consumer Loan Program Trust 5.810% due 05/15/2031	3,800	3,792
SoFi Professional Loan Program LLC 3.020% due 02/25/2040	56	53
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	590	527
Sound Point CLO Ltd.
6.507% due 01/23/2029 •	1,497	1,496
6.593% due 07/25/2030 •	1,810	1,806
Soundview Home Loan Trust 6.109% due 06/25/2035 •	228	221
Structured Asset Investment Loan Trust
5.984% due 09/25/2034 •	1,573	1,454
6.139% due 03/25/2034 •	433	419
Structured Asset Securities Corp. Mortgage Loan Trust 5.569% due 07/25/2036 •	211	209
Synchrony Card Funding LLC 5.540% due 07/15/2029	8,000	7,993
Tesla Auto Lease Trust 6.130% due 09/21/2026	4,200	4,201
Towd Point Asset Trust 6.139% due 11/20/2061 •	1,309	1,291
Towd Point Mortgage Trust 3.000% due 11/25/2058 ~	72	72
Toyota Auto Receivables Owner Trust
5.160% due 04/17/2028	3,000	2,977
5.270% due 01/15/2026	3,887	3,876
5.280% due 05/15/2026	6,100	6,077
Trillium Credit Card Trust 6.174% due 08/28/2028 •	10,000	10,010
Venture CLO Ltd.
6.608% due 04/20/2029 •	773	773
6.638% due 07/20/2030 •	8,128	8,073
6.688% due 01/20/2029 •	969	969
6.718% due 04/20/2032 •	1,100	1,082
Vibrant CLO Ltd. 6.708% due 07/20/2032 •	300	298
VMC Finance LLC 6.545% due 06/16/2036 •	2,077	2,048
Voya CLO Ltd.
6.520% due 04/17/2030 •	3,708	3,699
6.570% due 10/15/2030 •	3,089	3,082
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates 6.034% due 04/25/2034 •	926	885
World Omni Auto Receivables Trust 5.510% due 03/16/2026	2,991	2,986
World Omni Automobile Lease Securitization Trust 5.470% due 11/17/2025	4,943	4,927

Total Asset-Backed Securities (Cost $299,791)		296,085

SHORT-TERM INSTRUMENTS 1.8%
COMMERCIAL PAPER 1.4%
AT&T, Inc. 5.700% due 03/19/2024	14,300	13,907

REPURCHASE AGREEMENTS (d) 0.2%		2,169

U.S. TREASURY BILLS 0.2%
5.463% due 11/16/2023 - 12/28/2023 (a)(b)(c)(h)	2,363	2,335

Total Short-Term Instruments (Cost $18,422)		18,411

Total Investments in Securities (Cost $1,091,882)		1,073,095

Total Investments 108.4% (Cost $1,091,882)		$1,073,095
Financial Derivative Instruments (f)(g) (0.1)%(Cost or Premiums, net $(1,269))		(621)
Other Assets and Liabilities, net (8.3)%		(82,972)

Net Assets 100.0%		$989,502

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$2,169	U.S. Treasury Notes 0.750% due 04/30/2026	$(2,213)	$2,169	$2,169

Total Repurchase Agreements	$(2,213)	$2,169	$2,169

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

BOS	5.310%	09/29/2023	10/02/2023	$(9,524)	$(9,528)

Total Reverse Repurchase Agreements	$(9,528)

(e)	Securities with an aggregate market value of $9,481 have been pledged as collateral under the terms of master agreements as of September 30, 2023.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(19,449) at a weighted average interest rate of 2.960%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2023	1,724	$349,474	$(958)	$175	$0
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2025	240	$(57,246)	$150	$0	$(15)
U.S. Treasury 5-Year Note December Futures	12/2023	493	(51,942)	327	0	(77)
U.S. Treasury 10-Year Note December Futures	12/2023	84	(9,077)	193	0	(17)
U.S. Treasury 10-Year Ultra December Futures	12/2023	471	(52,546)	1,404	0	(111)
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	51	(6,053)	375	0	(19)

$2,449	$0	$(239)

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Total Futures Contracts	$1,491	$175	$(239)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(2)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(3)	Asset	Liability

CDX.IG-40 5-Year Index	(1.000)%	Quarterly	06/20/2028	$10,100	$(56)	$(81)	$(137)	$1	$0
CDX.IG-41 5-Year Index	(1.000)	Quarterly	12/20/2028	94,900	(1,213)	45	(1,168)	16	0

Total Swap Agreements	$(1,269)	$(36)	$(1,305)	$17	$0

Cash of $5,673 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

DUB	10/2023	JPY	337,576	$2,271	$12	$0
11/2023	$2,271	JPY	335,975	0	(11)
NGF	10/2023	JPY	1,235,194	$8,309	44	0
11/2023	$8,310	JPY	1,229,344	0	(44)
RBC	10/2023	6,925	1,003,709	0	(209)
SCX	11/2023	12,711	AUD	19,354	0	(250)
TOR	10/2023	JPY	205,500	$1,378	3	0
10/2023	$5,365	JPY	784,367	0	(116)
11/2023	1,378	204,520	0	(3)

Total Forward Foreign Currency Contracts	$59	$(633)

(h)

Securities with an aggregate market value of $273 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2023.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Loan Participations and Assignments	$0	$0	$6,400	$6,400
Corporate Bonds & Notes
Banking & Finance	0	183,327	0	183,327
Industrials	0	49,114	0	49,114
Utilities	0	7,912	0	7,912
U.S. Government Agencies	0	120,045	7,961	128,006
U.S. Treasury Obligations	0	267,277	0	267,277
Non-Agency Mortgage-Backed Securities	0	116,118	445	116,563
Asset-Backed Securities	0	295,864	221	296,085
Short-Term Instruments
Commercial Paper	0	13,907	0	13,907
Repurchase Agreements	0	2,169	0	2,169
U.S. Treasury Bills	0	2,335	0	2,335

Total Investments	$0	$1,058,068	$15,027	$1,073,095

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	192	0	192
Over the counter	0	59	0	59

$0	$251	$0	$251
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(239)	0	(239)
Over the counter	0	(633)	0	(633)

$0	$(872)	$0	$(872)

Schedule of Investments PIMCO Enhanced Low Duration Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Total Financial Derivative Instruments				$0		$(621)		$0	$(621)

Totals				$0		$1,057,447		$15,027	$1,072,474

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:
Category and Subcategory	Beginning Balance at 06/30/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$6,400	$0	$0	$12	$0	$(12)	$0	$0	$6,400	$(12)
U.S. Government Agencies	0	7,939	0	0	0	22	0	0	7,961	22
Non-Agency Mortgage-Backed Securities	471	0	(24)	0	0	(2)	0	0	445	(4)
Asset-Backed Securities	250	0	(29)	0	0	0	0	0	221	0

Totals	$7,121	$7,939	$(53)	$12	$0	$8	$0	$0	$15,027	$6

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$6,400	Other Valuation Techniques(2)			—			—	—
U.S. Government Agencies		7,961	Proxy Pricing			Base Price			99.734	—
Non-Agency Mortgage-Backed Securities		445	Fair Valuation of Odd Lot Positions			Adjustment factor			2.500	—
Asset-Backed Securities		221	Fair Valuation of Odd Lot Positions			Adjustment factor			2.500	—

Total		$15,027

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)		Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.4% ¤
CORPORATE BONDS & NOTES 56.0%
BANKING & FINANCE 34.2%
AerCap Ireland Capital DAC 2.875% due 08/14/2024		$1,200	$1,166
American Tower Corp.
0.600% due 01/15/2024		500	492
5.000% due 02/15/2024		1,500	1,494
Athene Global Funding
0.950% due 01/08/2024		1,500	1,479
1.200% due 10/13/2023		200	200
Aviation Capital Group LLC 4.375% due 01/30/2024		1,425	1,413
Banco Santander SA 3.892% due 05/24/2024		1,300	1,281
Bank of America Corp.
0.981% due 09/25/2025 •		1,500	1,421
6.022% (SOFRRATE + 0.690%) due 04/22/2025 ~		200	200
Bank of Montreal 6.054% (SOFRINDX + 0.710%) due 12/12/2024 ~		300	300
Bank of Nova Scotia 0.650% due 07/31/2024		1,500	1,436
Barclays PLC
1.007% due 12/10/2024 •		1,000	989
3.932% due 05/07/2025 •		800	788
BNP Paribas SA 3.800% due 01/10/2024		1,788	1,776
Citigroup, Inc.
0.776% due 10/30/2024 •		1,500	1,493
3.352% due 04/24/2025 •		500	491
CNH Industrial Capital LLC 4.200% due 01/15/2024		1,600	1,591
Cooperatieve Rabobank UA 2.625% due 07/22/2024		810	789
Credit Suisse AG 0.495% due 02/02/2024		1,500	1,471
Crown Castle, Inc. 3.200% due 09/01/2024		1,000	975
Danske Bank AS 5.375% due 01/12/2024		200	199
DBS Group Holdings Ltd. 5.954% (SOFRRATE + 0.610%) due 09/12/2025 ~		1,000	1,000
Deutsche Bank AG
0.898% due 05/28/2024 (b)		1,000	965
0.962% due 11/08/2023		500	497
DNB Bank ASA 0.856% due 09/30/2025 •		500	474
Five Corners Funding Trust 4.419% due 11/15/2023		1,900	1,895
GA Global Funding Trust 1.000% due 04/08/2024		1,600	1,553
Goldman Sachs Group, Inc.
0.925% due 10/21/2024 •		1,800	1,786
5.700% due 11/01/2024		500	498
Hana Bank 3.500% due 01/30/2024		1,500	1,488
Intesa Sanpaolo SpA 5.250% due 01/12/2024		1,400	1,395
JPMorgan Chase & Co. 4.023% due 12/05/2024 •		800	796
Lloyds Banking Group PLC 3.870% due 07/09/2025 •		1,000	981
Mizuho Financial Group, Inc. 2.839% due 07/16/2025 •		500	486
Morgan Stanley 3.000% due 02/07/2024 (b)	CAD	1,900	1,386
National Bank of Canada 5.831% (SOFRRATE + 0.490%) due 08/06/2024 ~		$700	697
Nationwide Building Society 0.550% due 01/22/2024		870	856
NatWest Group PLC 4.269% due 03/22/2025 •		1,000	989
Nomura Holdings, Inc. 2.648% due 01/16/2025		1,400	1,336

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

ORIX Corp. 4.050% due 01/16/2024		1,400	1,391
Royal Bank of Canada 5.700% (SOFRINDX + 0.360%) due 07/29/2024 ~		1,369	1,368
SBA Tower Trust 2.836% due 01/15/2050		400	383
Societe Generale SA
3.875% due 03/28/2024		850	839
6.368% (SOFRRATE + 1.050%) due 01/21/2026 ~		1,000	994
Standard Chartered PLC 1.214% due 03/23/2025 •		1,300	1,272
Sumitomo Mitsui Financial Group, Inc. 0.508% due 01/12/2024		3,000	2,956
Sumitomo Mitsui Trust Bank Ltd. 5.784% (SOFRRATE + 0.440%) due 09/16/2024 ~		500	499
Swedbank AB 0.850% due 03/18/2024		1,300	1,270
Toyota Motor Credit Corp. 5.830% due 08/22/2024 ~		1,600	1,602
UniCredit SpA 7.830% due 12/04/2023		500	501
Vonovia Finance BV 5.000% due 10/02/2023		1,000	1,000
Weyerhaeuser Co. 4.750% due 05/15/2026		500	488

			55,085

INDUSTRIALS 19.1%
Arrow Electronics, Inc. 3.250% due 09/08/2024		1,500	1,460
Baxter International, Inc. 5.604% (SOFRINDX + 0.260%) due 12/01/2023 ~		1,900	1,899
Central Japan Railway Co. 2.200% due 10/02/2024		1,529	1,472
Conagra Brands, Inc. 4.300% due 05/01/2024		1,476	1,461
Cox Communications, Inc. 3.150% due 08/15/2024		1,818	1,774
Danone SA 2.589% due 11/02/2023		1,000	997
ERAC USA Finance LLC 2.700% due 11/01/2023		1,700	1,695
Fiserv, Inc. 2.750% due 07/01/2024		1,500	1,464
General Mills, Inc. 3.650% due 02/15/2024		1,000	991
Haleon U.S. Capital LLC 3.024% due 03/24/2024		1,500	1,478
HCA, Inc. 5.000% due 03/15/2024		1,900	1,891
Hyundai Capital America 5.800% due 06/26/2025		1,500	1,494
JDE Peet's NV 0.800% due 09/24/2024		2,000	1,899
John Lewis PLC 6.125% due 01/21/2025	GBP	1,000	1,195
Keurig Dr Pepper, Inc. 0.750% due 03/15/2024		$1,891	1,847
NXP BV 4.875% due 03/01/2024		1,500	1,493
Panasonic Holdings Corp. 2.679% due 07/19/2024		1,509	1,470
Renesas Electronics Corp. 1.543% due 11/26/2024		917	864
Revvity, Inc. 0.850% due 09/15/2024		1,500	1,426
Takeda Pharmaceutical Co. Ltd. 4.400% due 11/26/2023		710	708
Westinghouse Air Brake Technologies Corp. 4.150% due 03/15/2024		1,700	1,684

			30,662

UTILITIES 2.7%
American Water Capital Corp. 3.850% due 03/01/2024		1,500	1,487
AT&T, Inc. 6.852% (US0003M + 1.180%) due 06/12/2024 ~		1,000	1,006
Avangrid, Inc. 3.150% due 12/01/2024		500	482

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Enel Finance International NV 2.650% due 09/10/2024		1,500	1,452

			4,427

Total Corporate Bonds & Notes (Cost $90,625)			90,174

U.S. GOVERNMENT AGENCIES 5.4%
Fannie Mae
4.821% due 08/25/2044 •		814	786
5.929% due 05/25/2046 •		235	228
Federal Home Loan Bank
5.280% due 05/06/2024		1,500	1,497
5.330% due 05/24/2024		1,400	1,397
5.350% due 05/17/2024		1,000	998
5.650% due 05/28/2025		1,000	998
5.710% due 03/14/2025		1,400	1,399
Freddie Mac 6.028% due 01/15/2054 •		466	452
Ginnie Mae 3.000% due 06/20/2051 •		1,165	974

Total U.S. Government Agencies (Cost $8,973)			8,729

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.9%
280 Park Avenue Mortgage Trust 6.510% due 09/15/2034 •		500	487
BSST Mortgage Trust 6.633% due 02/15/2037 •		500	448
GCAT Trust 2.885% due 12/27/2066 ~		253	220
Gemgarto PLC 5.809% due 12/16/2067 •	GBP	201	244
Hilton USA Trust 2.828% due 11/05/2035		$800	636
OBX Trust
2.305% due 11/25/2061 ~		634	527
2.783% due 01/25/2062 þ		499	450
One Market Plaza Trust 3.614% due 02/10/2032		600	555
RESIMAC Premier 6.144% due 07/10/2052 •		137	136
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~		172	151
Towd Point Mortgage Trust 3.750% due 05/25/2058 ~		310	294
VASA Trust 6.347% due 07/15/2039 •		500	439

Total Non-Agency Mortgage-Backed Securities (Cost $5,197)			4,587

ASSET-BACKED SECURITIES 17.1%
ACAS CLO Ltd. 6.462% due 10/18/2028 •		526	525
Apres Static CLO Ltd. 6.640% due 10/15/2028 •		82	82
Ares CLO Ltd. 6.440% due 01/15/2029 •		518	517
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/2025		500	489
BMW Canada Auto Trust 5.430% due 01/20/2026	CAD	1,015	745
Citizens Auto Receivables Trust 6.043% due 10/15/2026 •		$600	600
College Avenue Student Loans LLC 6.634% due 12/26/2047 •		580	575
Commonbond Student Loan Trust
1.980% due 08/25/2050		1,281	1,080
3.560% due 09/25/2045		562	520
Dryden Senior Loan Fund 6.550% due 04/15/2028 •		289	289
Ford Auto Securitization Trust Asset-Backed Notes 4.956% due 10/15/2024	CAD	58	43
Halseypoint CLO Ltd. 6.688% due 07/20/2031 •		$944	943
LCM LP 6.452% due 07/19/2027 •		342	342
M&T Equipment Notes 6.090% due 07/15/2030		800	799
Madison Park Funding Ltd. 6.320% due 04/15/2029 •		756	753
Master Credit Card Trust 6.163% due 01/21/2027 ~		1,000	1,000

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Nassau Ltd.
6.720% due 10/15/2029 •		156	156
6.820% due 01/15/2030 •		323	323
Navient Private Education Refi Loan Trust
1.060% due 10/15/2069		1,020	867
1.310% due 01/15/2069		148	134
2.400% due 10/15/2068		138	126
2.600% due 08/15/2068		879	807
3.130% due 02/15/2068		815	772
6.447% due 04/15/2069 •		251	248
OCP CLO Ltd. 6.708% due 07/20/2029 •		493	492
OSD CLO Ltd. 6.440% due 04/17/2031 •		942	937
Palmer Square Loan Funding Ltd. 6.370% due 10/15/2029 •		1,296	1,290
PRET LLC 1.868% due 07/25/2051 þ		388	360
Signal Peak CLO Ltd. 6.723% due 04/25/2031 •		664	662
SMB Private Education Loan Trust
5.380% due 01/15/2053		727	710
6.247% due 01/15/2053 •		789	774
6.947% due 04/15/2032 •		357	358
SoFi Professional Loan Program LLC 2.630% due 07/25/2040		11	11
Sound Point CLO Ltd. 6.638% due 10/20/2028 •		43	43
Stratus CLO Ltd.
6.488% due 12/28/2029 •		471	469
6.538% due 12/29/2029 •		609	606
Symphony Static CLO Ltd. 6.443% due 10/25/2029 •		1,400	1,391
Tesla Auto Lease Trust
0.360% due 09/22/2025		52	52
0.630% due 09/22/2025		1,124	1,086
5.860% due 08/20/2025		1,500	1,498
6.020% due 09/22/2025		1,500	1,500
Towd Point HE Trust 0.918% due 02/25/2063 ~		97	91
Toyota Auto Receivables Owner Trust 6.022% due 01/15/2026 •		700	701
Trillium Credit Card Trust 6.174% due 08/28/2028 ~		1,500	1,502
Venture CLO Ltd. 6.680% due 08/28/2029 •		133	133
Wellfleet CLO Ltd. 6.478% due 07/20/2029 •		73	73

Total Asset-Backed Securities (Cost $28,103)			27,474

SOVEREIGN ISSUES 1.1%
Korea Development Bank 5.586% (SOFRINDX + 0.250%) due 03/09/2024 ~		185	185
Korea Land & Housing Finance Corp. 0.625% due 11/03/2023		1,500	1,493

Total Sovereign Issues (Cost $1,679)			1,678

SHORT-TERM INSTRUMENTS 17.9%
COMMERCIAL PAPER 12.4%
Arrow Electronics, Inc.
5.900% due 10/25/2023 (a)		300	299
5.900% due 10/26/2023 (a)		800	796
AT&T, Inc.
5.500% due 03/19/2024		250	243
5.600% due 11/21/2023		250	248
5.700% due 03/19/2024		400	389
AutoNation, Inc. 6.046% due 10/11/2023		750	749
Bank of Nova Scotia
5.125% due 10/13/2023	CAD	500	367
5.229% due 11/09/2023		200	146
Canadian Imperial Bank of Commerce 5.229% due 11/09/2023		2,100	1,537
Conagra Brands, Inc. 5.842% due 10/11/2023		$900	898
Crown Castle, Inc.
6.000% due 11/02/2023		500	497
6.050% due 10/03/2023		550	550
6.050% due 10/05/2023		300	300
Fidelity National Information services, Inc.
5.530% due 10/04/2023		600	600

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

5.530% due 10/12/2023		800	798
5.550% due 10/12/2023		500	499
Global Payments, Inc.
6.030% due 10/10/2023		500	499
6.030% due 10/16/2023		2,300	2,293
Haleon UK Capital PLC
5.560% due 10/02/2023		450	450
5.560% due 10/03/2023		300	300
5.580% due 10/10/2023		300	300
Humana, Inc.
5.530% due 10/02/2023		500	500
5.550% due 10/18/2023		300	299
5.550% due 10/19/2023		300	299
5.580% due 10/25/2023		1,300	1,295
LSEGA Financing PLC 5.500% due 10/04/2023		800	799
Quanta Services, Inc. 5.900% due 10/10/2023		700	699
Royal Bank of Canada
5.113% due 10/03/2023	CAD	300	221
5.130% due 10/16/2023		1,000	735
Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023		$1,200	1,199
6.050% due 10/03/2023		1,200	1,199

			20,003

REPURCHASE AGREEMENTS (c) 5.5%			8,900

Total Short-Term Instruments (Cost $28,929)			28,903

Total Investments in Securities (Cost $163,506)			161,545

Total Investments 100.4% (Cost $163,506)			$161,545
Financial Derivative Instruments (d)(e) 0.0%(Cost or Premiums, net $0)			58
Other Assets and Liabilities, net (0.4)%			(662)

Net Assets 100.0%			$160,941

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Deutsche Bank AG	0.898%	05/28/2024	05/31/2023	$965	$965	0.60%
Morgan Stanley	3.000	02/07/2024	06/01/2023	1,401	1,386	0.86

$2,366	$2,351	1.46%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BPS	5.360%	09/29/2023	10/02/2023	$8,900	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2030	$(9,043)	$8,900	$8,904

Total Repurchase Agreements	$(9,043)	$8,900	$8,904

(1)	Includes accrued interest.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2023	49	$(9,933)	$45	$0	$(5)
U.S. Treasury 5-Year Note December Futures	12/2023	40	(4,214)	5	0	(6)

Total Futures Contracts	$50	$0	$(11)

Cash of $207 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	10/2023	CAD	1,821	$1,338	$0	$(3)
12/2023	1,300	957	0	(1)
BPS	10/2023	$1,551	GBP	1,275	5	0
11/2023	GBP	1,275	$1,551	0	(5)
BRC	10/2023	CAD	1,000	739	3	0
MBC	10/2023	500	366	0	(2)
10/2023	GBP	1,275	1,604	48	0
10/2023	$1,569	CAD	2,121	0	(7)
11/2023	CAD	1,882	$1,393	6	0
RYL	11/2023	2,300	1,720	26	0
SCX	10/2023	300	220	0	(1)

Total Forward Foreign Currency Contracts	$88	$(19)

FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Enhanced Short Maturity Active ESG Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$55,085	$0	$55,085
Industrials	0	30,662	0	30,662
Utilities	0	4,427	0	4,427
U.S. Government Agencies	0	8,729	0	8,729
Non-Agency Mortgage-Backed Securities	0	4,587	0	4,587
Asset-Backed Securities	0	27,474	0	27,474
Sovereign Issues	0	1,678	0	1,678
Short-Term Instruments
Commercial Paper	0	20,003	0	20,003
Repurchase Agreements	0	8,900	0	8,900

Total Investments	$0	$161,545	$0	$161,545

Financial Derivative Instruments - Assets
Over the counter	$0	$88	$0	$88

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(11)	0	(11)
Over the counter	0	(19)	0	(19)

	$0	$(30)	$0	$(30)

Total Financial Derivative Instruments	$0	$58	$0	$58

Totals	$0	$161,603	$0	$161,603

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.8% ¤
CORPORATE BONDS & NOTES 40.6%
BANKING & FINANCE 29.2%
AerCap Ireland Capital DAC
1.150% due 10/29/2023	$7,226	$7,199
1.750% due 10/29/2024	23,800	22,698
2.875% due 08/14/2024	27,800	27,010
3.150% due 02/15/2024	10,500	10,382
4.875% due 01/16/2024	27,873	27,764
American Express Co. 6.061% (SOFRINDX + 0.720%) due 05/03/2024 ~	2,160	2,162
American Honda Finance Corp. 5.958% due 01/10/2025 •	15,500	15,512
American Tower Corp.
0.600% due 01/15/2024	24,185	23,810
3.375% due 05/15/2024	2,109	2,076
5.000% due 02/15/2024	36,426	36,284
Aozora Bank Ltd. 1.050% due 09/09/2024	61,280	58,213
Athene Global Funding
0.950% due 01/08/2024	24,040	23,697
1.000% due 04/16/2024	3,865	3,747
1.200% due 10/13/2023	22,405	22,372
2.514% due 03/08/2024	1,287	1,264
2.750% due 06/25/2024	4,450	4,332
6.043% (SOFRINDX + 0.700%) due 05/24/2024 ~	31,030	30,905
6.273% (US0003M + 0.730%) due 01/08/2024 ~	11,702	11,679
Banco Santander SA
3.892% due 05/24/2024	24,500	24,138
5.742% due 06/30/2024 •	49,200	49,114
Bank of America Corp.
0.976% due 04/22/2025 •	5,000	4,845
3.093% due 10/01/2025 •	1,000	967
3.458% due 03/15/2025 •	1,000	987
5.754% (SOFRRATE + 0.410%) due 06/14/2024 ~	20,045	20,016
6.002% (SOFRRATE + 0.660%) due 02/04/2025 ~	10,770	10,761
6.022% (SOFRRATE + 0.690%) due 04/22/2025 ~	37,879	37,847
6.062% due 10/24/2024 •	31,400	31,414
Bank of Montreal
5.694% (SOFRINDX + 0.350%) due 12/08/2023 ~	253	253
6.054% (SOFRINDX + 0.710%) due 03/08/2024 ~	8,279	8,290
6.054% (SOFRINDX + 0.710%) due 12/12/2024 ~	9,900	9,907
Bank of Nova Scotia
2.440% due 03/11/2024	4,647	4,576
5.745% (SOFRINDX + 0.445%) due 04/15/2024 ~	18,025	18,022
6.304% (SOFRINDX + 0.960%) due 03/11/2024 ~	27,100	27,161
Banque Federative du Credit Mutuel SA
0.650% due 02/27/2024	1,135	1,111
2.375% due 11/21/2024	1,650	1,583
5.751% (SOFRINDX + 0.410%) due 02/04/2025 ~	4,875	4,853
Barclays Bank PLC 3.750% due 05/15/2024	1,494	1,475
Barclays PLC
1.007% due 12/10/2024 •	40,937	40,494
3.932% due 05/07/2025 •	63,123	62,172
BNP Paribas SA
3.375% due 01/09/2025	25,000	24,135
3.800% due 01/10/2024	64,721	64,306
4.705% due 01/10/2025 •	14,360	14,289
6.800% (US0003M + 1.230%) due 01/15/2024 ~	4,000	4,011
BPCE SA 5.868% (SOFRRATE + 0.570%) due 01/14/2025 ~	4,165	4,149
Canadian Imperial Bank of Commerce 5.744% (SOFRRATE + 0.400%) due 12/14/2023 ~	10,588	10,589
Caterpillar Financial Services Corp.
5.614% (SOFRRATE + 0.270%) due 09/13/2024 ~	125	125
5.791% (SOFRRATE + 0.450%) due 11/13/2023 ~	200	200
Citigroup, Inc.
0.776% due 10/30/2024 •	15,369	15,298
0.981% due 05/01/2025 •(b)	3,987	3,860
3.352% due 04/24/2025 •	10,000	9,824
CNH Industrial Capital LLC 4.200% due 01/15/2024	41,801	41,571

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Cooperatieve Rabobank UA 5.593% due 01/12/2024 •	1,480	1,480
Credit Suisse AG
0.495% due 02/02/2024	4,978	4,882
3.625% due 09/09/2024	14,234	13,859
4.750% due 08/09/2024	33,667	33,196
5.731% (SOFRRATE + 0.390%) due 02/02/2024 ~	62,400	62,277
Danske Bank AS 5.375% due 01/12/2024	49,239	49,046
DBS Group Holdings Ltd. 5.954% (SOFRRATE + 0.610%) due 09/12/2025 ~	50,000	49,979
Deutsche Bank AG
0.898% due 05/28/2024 (b)	10,215	9,860
0.962% due 11/08/2023	33,084	32,887
3.700% due 05/30/2024	28,424	27,885
5.842% due 11/08/2023 •	36,687	36,684
DNB Bank ASA 0.856% due 09/30/2025 •	19,300	18,306
Federation des Caisses Desjardins du Quebec
0.700% due 05/21/2024	6,012	5,816
2.050% due 02/10/2025	2,530	2,396
5.772% (SOFRRATE + 0.430%) due 05/21/2024 ~	5,897	5,891
Five Corners Funding Trust 4.419% due 11/15/2023	16,056	16,015
GA Global Funding Trust
1.000% due 04/08/2024	63,900	62,006
5.844% (SOFRRATE + 0.500%) due 09/13/2024 ~	50,720	50,035
6.643% (SOFRRATE + 1.360%) due 04/11/2025 ~	17,100	16,920
General Motors Financial Co., Inc.
1.050% due 03/08/2024	882	862
3.950% due 04/13/2024	22,051	21,759
5.100% due 01/17/2024	28,357	28,270
6.104% (SOFRRATE + 0.760%) due 03/08/2024 ~	1,226	1,226
6.542% (SOFRRATE + 1.200%) due 11/17/2023 ~	32,344	32,371
Goldman Sachs Group, Inc.
1.757% due 01/24/2025 •	14,644	14,414
5.700% due 11/01/2024	2,400	2,392
5.808% (SOFRRATE + 0.490%) due 10/21/2024 ~	30,308	30,232
5.844% (SOFRRATE + 0.500%) due 09/10/2024 ~	108	108
5.849% (SOFRRATE + 0.505%) due 09/10/2024 ~	6,708	6,693
6.734% (SOFRRATE + 1.390%) due 03/15/2024 ~	16,600	16,660
7.266% (US0003M + 1.600%) due 11/29/2023 ~	35,011	35,081
Hana Bank 6.417% (TSFR3M + 1.012%) due 06/13/2024 ~	1,900	1,904
HSBC Holdings PLC
1.162% due 11/22/2024 •	7,100	7,034
6.903% (US0003M + 1.230%) due 03/11/2025 ~	2,300	2,306
ING Groep NV
3.550% due 04/09/2024	7,197	7,102
4.100% due 10/02/2023	23,031	23,031
6.533% (US0003M + 1.000%) due 10/02/2023 ~	41,285	41,285
Jackson National Life Global Funding 6.495% (SOFRRATE + 1.150%) due 06/28/2024 ~	44,000	44,030
JPMorgan Chase & Co.
4.023% due 12/05/2024 •	51,472	51,246
5.925% (SOFRRATE + 0.580%) due 06/23/2025 ~	12,000	11,979
6.263% due 02/24/2026 •	12,682	12,703
Lloyds Banking Group PLC 3.870% due 07/09/2025 •	54,293	53,247
Mitsubishi HC Capital, Inc. 3.559% due 02/28/2024	7,515	7,430
Mitsubishi UFJ Financial Group, Inc.
4.788% due 07/18/2025 •	11,071	10,945
5.063% due 09/12/2025 •	18,507	18,311
6.729% (SOFRRATE + 1.385%) due 09/12/2025 ~	5,300	5,341
6.956% (SOFRRATE + 1.650%) due 07/18/2025 ~	4,570	4,595
Mizuho Financial Group, Inc.
2.839% due 07/16/2025 •	12,723	12,375
6.302% (SOFRRATE + 0.960%) due 05/22/2026 ~	36,640	36,645
Morgan Stanley
0.790% due 05/30/2025 •	15,000	14,411
0.791% due 01/22/2025 •	1,480	1,452
5.790% (SOFRRATE + 0.455%) due 01/25/2024 ~	24,446	24,444
5.808% (SOFRRATE + 0.466%) due 11/10/2023 ~	8,031	8,031
5.957% (SOFRRATE + 0.625%) due 01/24/2025 ~	5,000	4,992
6.293% (SOFRRATE + 0.950%) due 02/18/2026 ~	66,700	66,788
National Bank of Canada 5.831% (SOFRRATE + 0.490%) due 08/06/2024 ~	6,612	6,585
Nationwide Building Society 0.550% due 01/22/2024	950	934
NatWest Group PLC 4.269% due 03/22/2025 •	13,805	13,659
NatWest Markets PLC
0.800% due 08/12/2024	4,040	3,863

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

3.479% due 03/22/2025	6,805	6,562
5.871% (SOFRRATE + 0.530%) due 08/12/2024 ~	1,185	1,181
6.795% (SOFRRATE + 1.450%) due 03/22/2025 ~	7,600	7,650
New York Life Global Funding 5.678% (SOFRINDX + 0.360%) due 10/21/2023 ~	110	110
Nissan Motor Acceptance Co. LLC
1.050% due 03/08/2024	2,100	2,049
1.125% due 09/16/2024	8,600	8,167
6.299% (US0003M + 0.640%) due 03/08/2024 ~	39,530	39,399
Nomura Holdings, Inc. 2.648% due 01/16/2025	100,795	96,197
Nordea Bank Abp 6.305% (SOFRRATE + 0.960%) due 06/06/2025 ~	12,000	12,034
ORIX Corp.
3.250% due 12/04/2024	902	872
4.050% due 01/16/2024	7,292	7,246
Protective Life Global Funding 6.394% due 12/11/2024 •	1,130	1,135
QNB Finance Ltd.
3.500% due 03/28/2024	12,638	12,462
6.909% (US0003M + 1.250%) due 03/21/2024 ~	25,000	25,124
Royal Bank of Canada 5.840% (SOFRRATE + 0.525%) due 01/20/2026 ~	31,476	31,187
Santander Holdings USA, Inc. 3.500% due 06/07/2024	39,775	38,951
Skandinaviska Enskilda Banken AB 6.304% (SOFRRATE + 0.960%) due 06/09/2025 ~	31,750	31,810
Societe Generale SA
2.625% due 10/16/2024	27,031	25,988
3.875% due 03/28/2024	38,512	38,033
Standard Chartered PLC
0.991% due 01/12/2025 •	19,500	19,182
6.273% (SOFRRATE + 0.930%) due 11/23/2025 ~	50,400	50,223
7.085% (SOFRRATE + 1.740%) due 03/30/2026 ~	5,300	5,333
Sumitomo Mitsui Financial Group, Inc.
2.696% due 07/16/2024	4,000	3,899
6.372% (US0003M + 0.800%) due 10/16/2023 ~	18,167	18,170
Sumitomo Mitsui Trust Bank Ltd.
2.550% due 03/10/2025	4,100	3,909
5.784% (SOFRRATE + 0.440%) due 09/16/2024 ~	2,000	1,995
5.785% (SOFRRATE + 0.440%) due 09/16/2024 ~	4,100	4,090
Swedbank AB 6.179% (SOFRINDX + 0.910%) due 04/04/2025 ~	4,900	4,908
Toronto-Dominion Bank 6.254% (SOFRRATE + 0.910%) due 03/08/2024 ~	44,480	44,574
Toyota Motor Credit Corp.
5.604% (SOFRINDX + 0.260%) due 06/18/2024 ~	1,050	1,049
5.613% (SOFRRATE + 0.330%) due 01/11/2024 ~	515	515
5.830% due 08/22/2024 •	94,200	94,302
5.930% due 06/13/2024 •	78,158	78,259
5.995% (SOFRINDX + 0.650%) due 12/29/2023 ~	930	931
UBS Group AG 6.921% (SOFRRATE + 1.580%) due 05/12/2026 ~	21,200	21,329
Wells Fargo & Co. 2.406% due 10/30/2025 •	18,500	17,735
Wells Fargo Bank NA 6.138% (SOFRRATE + 0.800%) due 08/01/2025 ~	9,300	9,320

		2,835,485

INDUSTRIALS 9.0%
7-Eleven, Inc. 0.800% due 02/10/2024	38,079	37,359
AbbVie, Inc. 3.750% due 11/14/2023	6,735	6,719
Anheuser-Busch InBev Worldwide, Inc. 6.301% (US0003M + 0.740%) due 01/12/2024 ~	2,150	2,151
Arrow Electronics, Inc. 3.250% due 09/08/2024	2,228	2,168
BAT Capital Corp. 3.222% due 08/15/2024	27,607	26,927
Baxter International, Inc.
5.604% (SOFRINDX + 0.260%) due 12/01/2023 ~	13,767	13,757
5.784% (SOFRINDX + 0.440%) due 11/29/2024 ~	1,257	1,249
Bayer U.S. Finance LLC
3.375% due 07/15/2024	5,931	5,805
3.875% due 12/15/2023	23,480	23,383
6.681% (US0003M + 1.010%) due 12/15/2023 ~	63,232	63,266
6.681% (TSFR3M + 1.272%) due 12/15/2023 ~	7,325	7,329
BMW U.S. Capital LLC 5.875% (SOFRINDX + 0.530%) due 04/01/2024 ~	1,755	1,756
Boeing Co.
1.433% due 02/04/2024	96,973	95,441
1.950% due 02/01/2024	8,198	8,086

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Charter Communications Operating LLC
4.500% due 02/01/2024	19,730	19,625
7.284% (US0003M + 1.650%) due 02/01/2024 ~	60,346	60,555
Conagra Brands, Inc. 4.300% due 05/01/2024	26,480	26,209
Daimler Truck Finance North America LLC
1.125% due 12/14/2023	1,450	1,436
5.944% (SOFRRATE + 0.600%) due 12/14/2023 ~	26,450	26,460
6.094% (SOFRRATE + 0.750%) due 12/13/2024 ~	1,585	1,583
6.270% (SOFRRATE + 1.000%) due 04/05/2024 ~	5,933	5,943
Danone SA 2.589% due 11/02/2023	5,408	5,393
DuPont de Nemours, Inc. 6.736% (TSFR3M + 1.372%) due 11/15/2023 ~	553	553
Energy Transfer LP
3.900% due 05/15/2024	11,669	11,516
4.250% due 04/01/2024	20,899	20,714
4.500% due 11/01/2023	11,300	11,283
4.500% due 04/15/2024	36,982	36,672
5.875% due 01/15/2024	24,673	24,660
ERAC USA Finance LLC 2.700% due 11/01/2023	2,500	2,493
Fiserv, Inc. 2.750% due 07/01/2024	18,566	18,123
Haleon U.S. Capital LLC 3.024% due 03/24/2024	32,264	31,802
HCA, Inc. 5.000% due 03/15/2024	30,664	30,512
Hyundai Capital America
1.000% due 09/17/2024	12,549	11,958
3.400% due 06/20/2024	8,165	8,013
6.491% due 08/04/2025 •	45,400	45,428
Imperial Brands Finance PLC 3.125% due 07/26/2024	15,097	14,715
Kinder Morgan, Inc. 5.625% due 11/15/2023	19,495	19,482
Marubeni Corp. 3.560% due 04/26/2024	15,025	14,818
Mercedes-Benz Finance North America LLC 5.910% (SOFRRATE + 0.570%) due 08/01/2025 ~	5,000	5,001
NetApp, Inc. 3.300% due 09/29/2024	7,300	7,101
Panasonic Holdings Corp. 2.679% due 07/19/2024	9,000	8,767
Penske Truck Leasing Co. LP 3.900% due 02/01/2024	25,250	25,057
SK Hynix, Inc. 1.000% due 01/19/2024	3,700	3,641
Tyson Foods, Inc. 3.950% due 08/15/2024	13,105	12,887
VMware, Inc. 1.000% due 08/15/2024	13,595	13,026
Volkswagen Group of America Finance LLC
2.850% due 09/26/2024	1,500	1,452
4.250% due 11/13/2023	300	299
6.274% (SOFRRATE + 0.930%) due 09/12/2025 ~	20,100	20,128
6.294% (SOFRRATE + 0.950%) due 06/07/2024 ~	7,087	7,097
Westinghouse Air Brake Technologies Corp. 4.150% due 03/15/2024	23,463	23,244

		873,042

UTILITIES 2.4%
AT&T, Inc. 6.852% (US0003M + 1.180%) due 06/12/2024 ~	23,507	23,646
CenterPoint Energy, Inc. 5.991% (SOFRINDX + 0.650%) due 05/13/2024 ~	8,309	8,308
Chugoku Electric Power Co., Inc. 2.401% due 08/27/2024	11,600	11,193
Dominion Energy, Inc. 3.071% due 08/15/2024 þ	25,000	24,346
Enel Finance International NV
2.650% due 09/10/2024	37,370	36,165
4.250% due 06/15/2025	1,275	1,238
Florida Power & Light Co. 5.673% (SOFRINDX + 0.380%) due 01/12/2024 ~	8,064	8,063
IPALCO Enterprises, Inc. 3.700% due 09/01/2024	6,156	6,015
Jersey Central Power & Light Co. 4.700% due 04/01/2024	1,482	1,469
Mississippi Power Co. 5.645% (SOFRRATE + 0.300%) due 06/28/2024 ~	18,190	18,114
NextEra Energy Capital Holdings, Inc.
5.741% (SOFRINDX + 0.400%) due 11/03/2023 ~	9,587	9,587

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

6.365% (SOFRINDX + 1.020%) due 03/21/2024 ~	39,160	39,176
Pacific Gas & Electric Co.
1.700% due 11/15/2023	1,858	1,848
3.250% due 02/16/2024	12,117	11,977
3.400% due 08/15/2024	11,881	11,600
3.850% due 11/15/2023	3,855	3,844
Southern California Edison Co.
1.100% due 04/01/2024	12,000	11,723
6.175% (SOFRRATE + 0.830%) due 04/01/2024 ~	10,147	10,148

		238,460

Total Corporate Bonds & Notes (Cost $3,960,288)		3,946,987

U.S. GOVERNMENT AGENCIES 6.6%
Fannie Mae
2.000% due 12/25/2044	913	781
4.674% due 10/25/2044 •	3,346	3,235
4.778% due 07/25/2046 •	3,031	2,945
4.810% due 08/25/2044 •	4,951	4,766
4.849% due 09/25/2049 •	6,260	6,030
4.873% due 07/25/2046 •	238	231
4.885% due 03/25/2060 •	7,182	6,973
4.890% due 07/25/2044 •	2,034	1,976
4.934% due 10/25/2059 •	4,155	4,050
5.002% due 07/25/2046 •	5,041	4,901
5.055% due 05/01/2038 •	201	205
5.068% due 08/25/2044 •	2,558	2,469
5.206% due 01/01/2036 •	1,512	1,537
5.287% due 06/25/2048 •	7,199	6,996
5.679% due 05/25/2037 •	9	9
5.702% due 01/25/2037 •	221	215
5.729% due 12/25/2045 •	1,637	1,583
5.759% due 02/25/2037 •	16	16
5.779% due 11/25/2036 •	36	35
5.828% due 04/18/2028 - 09/18/2031 •	192	192
5.829% due 06/25/2026 •	40	39
5.839% due 09/25/2035 •	207	203
5.849% due 03/25/2037 •	143	139
5.879% due 02/25/2038 - 06/25/2059 •	5,193	4,989
5.928% due 05/18/2032 •	48	47
5.929% due 06/25/2031 •	47	46
5.978% due 03/18/2032 •	63	63
6.109% due 12/25/2037 •	237	235
6.129% due 05/25/2037 •	47	47
6.179% due 03/25/2037 - 02/25/2040 •	46	46
6.209% due 02/25/2038 •	604	601
6.279% due 07/25/2038 •	11	11
6.329% due 03/25/2032 •	9	9
Federal Home Loan Bank
5.640% due 09/16/2024	20,000	19,979
5.650% due 05/28/2025	21,900	21,861
5.690% due 09/24/2024	90,000	89,925
5.720% due 09/27/2024	86,000	85,949
Freddie Mac
1.000% due 08/15/2044	4,258	3,321
4.541% due 03/15/2043 •	4,228	4,088
4.572% due 05/15/2041 •	1,830	1,761
4.725% due 06/15/2044 •	5,645	5,412
4.726% due 05/15/2038 •	1,724	1,655
4.755% due 08/15/2042 •	3,544	3,516
4.773% due 12/15/2042 •	1,351	1,306
4.777% due 12/15/2037 •	950	918
4.781% due 03/15/2037 •	5,017	4,827
4.786% due 02/15/2038 •	3,974	3,850
4.824% due 10/15/2038 •	352	344
4.915% due 10/15/2037 •	10,010	9,767
5.053% due 10/15/2037 •	2,528	2,469
5.186% due 11/15/2044 •	3,019	2,930
5.273% due 09/01/2037 •	1,118	1,134
5.520% due 05/28/2025	11,800	11,771
5.678% due 11/15/2036 - 01/15/2040 •	10	10
5.680% due 04/03/2025	80,000	79,904
5.748% due 02/15/2037 •	587	571
5.800% due 07/03/2025	85,000	84,904
5.848% due 04/15/2041 •	152	149
5.878% due 09/15/2048 - 04/15/2049 •	3,865	3,729
5.916% due 02/25/2026 •	2,520	2,519
5.928% due 07/15/2039 •	21	20
Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049	2,678	2,300
3.000% due 07/20/2046	288	270
3.643% due 12/20/2068 •	5,028	4,914
4.296% due 12/20/2064 •	5,254	5,199
4.872% due 02/20/2066 •	8,008	7,966

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

5.616% due 06/20/2067 •	4,454	4,437
5.794% due 05/20/2065 •	6,447	6,390
5.830% due 05/20/2063 •	288	287
5.889% due 03/20/2049 - 06/20/2049 •	12,994	12,579
5.902% due 06/20/2067 •	803	794
5.932% due 03/20/2061 - 07/20/2067 •	2,515	2,501
6.000% due 12/15/2033	9	9
6.000% due 09/20/2040 - 05/20/2041 •	15,984	15,502
6.018% due 07/20/2066 •	1,924	1,916
6.082% due 10/20/2065 •	7,226	7,168
6.132% due 04/20/2070 •	33,852	33,039
6.145% due 01/16/2040 •	2,236	2,208
6.179% due 02/20/2040 •	1,888	1,871
6.197% due 07/20/2065 •	3,197	3,187
6.209% due 04/20/2040 •	3,882	3,849
6.212% due 09/20/2066 •	1,030	1,025
6.239% due 03/20/2040 •	4,066	4,035
6.250% due 09/20/2073 •	10,100	10,116
6.262% due 08/20/2066 •	717	714
6.432% due 01/20/2066 •	3,227	3,209
6.464% due 04/20/2067 •	1,195	1,191
6.500% due 11/15/2033 - 09/15/2034	14	14
7.000% due 02/15/2024 - 07/15/2032	21	21
7.500% due 07/15/2024 - 06/15/2028	16	16

Total U.S. Government Agencies (Cost $648,414)		640,936

NON-AGENCY MORTGAGE-BACKED SECURITIES 4.5%
Arroyo Mortgage Trust 1.175% due 10/25/2048 ~	13,486	10,604
Ashford Hospitality Trust
6.405% due 04/15/2035 •	1,484	1,458
6.505% due 06/15/2035 •	6,603	6,532
Bear Stearns Adjustable Rate Mortgage Trust 4.338% due 08/25/2033 «~	287	264
Beast Mortgage Trust 6.497% due 03/15/2036 •	600	524
Beneria Cowen & Pritzer Collateral Funding Corp. 6.246% due 06/15/2038 •	5,500	4,884
BHP Trust 6.355% due 08/15/2036 •	360	358
BSST Mortgage Trust 6.633% due 02/15/2037 •	8,000	7,166
COLT Mortgage Loan Trust 1.397% due 10/25/2066 ~	26,105	20,165
Commercial Mortgage Trust 6.747% due 12/15/2038 •	10,000	9,371
Credit Suisse Mortgage Capital Trust
6.194% due 07/15/2032 •	5,758	5,519
6.797% due 10/15/2037 •	8,700	8,519
CRSNT Commercial Mortgage Trust 6.274% due 04/15/2036 •	52,400	49,596
DBCG Mortgage Trust 8.500% due 06/15/2034 •	78,640	77,834
DBWF Mortgage Trust 6.508% due 12/19/2030 •	900	894
Extended Stay America Trust 6.526% due 07/15/2038 •	2,281	2,264
GCAT Trust
2.650% due 10/25/2068 ~	1,716	1,606
2.885% due 12/27/2066 ~	23,880	20,727
Hilton USA Trust 2.828% due 11/05/2035	11,600	9,224
JP Morgan Chase Commercial Mortgage Securities Trust 6.947% due 09/15/2029 •	30,852	28,526
Legacy Mortgage Asset Trust 1.892% due 10/25/2066 þ	5,079	4,725
MAD Mortgage Trust 3.294% due 08/15/2034 ~	3,528	3,173
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 6.147% due 11/15/2031 •	278	263
MF1 Ltd. 6.402% due 12/15/2034 •	2,700	2,642
Mill City Mortgage Loan Trust 2.750% due 07/25/2059 ~	523	492
Morgan Stanley Capital Trust
6.355% due 11/15/2034 •	4,332	4,293
6.594% due 07/15/2035 •	2,300	2,284
6.616% due 12/15/2038 •	47,200	44,112
Natixis Commercial Mortgage Securities Trust 6.397% due 08/15/2038 •	3,000	2,806
OBX Trust 2.783% due 01/25/2062 þ	44,573	40,190

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

RESIMAC Bastille Trust 6.083% due 02/03/2053 •	13,157	13,063
RESIMAC Premier 6.144% due 07/10/2052 •	3,419	3,411
Starwood Mortgage Residential Trust 1.027% due 11/25/2055 ~	4,108	3,611
Starwood Mortgage Trust 6.305% due 11/15/2036 •	17,200	16,780
Tharaldson Hotel Portfolio Trust 6.492% due 11/11/2034 •	4,467	4,425
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~	14,274	13,097
3.750% due 03/25/2058 ~	9,239	8,639
5.280% due 02/25/2057 •	513	516
6.434% due 10/25/2059 •	1,414	1,413
Verus Securitization Trust 0.820% due 10/25/2063 ~	5,655	5,048

Total Non-Agency Mortgage-Backed Securities (Cost $477,413)		441,018

ASSET-BACKED SECURITIES 29.2%
ACAS CLO Ltd. 6.462% due 10/18/2028 •	17,486	17,433
AGL CLO Ltd. 6.788% due 07/20/2034 •	400	400
Anchorage Capital CLO Ltd. 6.620% due 07/15/2030 •	3,462	3,457
Apex Credit CLO Ltd. 6.649% due 09/20/2029 •	5,501	5,514
Apidos CLO
6.472% due 07/18/2029 •	26,283	26,245
6.500% due 07/17/2030 •	14,744	14,707
6.598% due 04/20/2031 •	9,420	9,398
6.670% due 07/16/2031 •	1,000	999
Arbor Realty Commercial Real Estate Notes Ltd. 6.547% due 05/15/2036 •	6,400	6,324
AREIT Trust
6.525% due 11/17/2038 •	21,327	21,038
6.563% due 01/20/2037 •	36,478	36,004
Ares CLO Ltd.
6.440% due 01/15/2029 •	5,009	5,001
6.622% due 04/18/2031 •	2,200	2,190
Atlas Senior Loan Fund Ltd. 6.687% due 04/22/2031 •	1,987	1,976
Avis Budget Rental Car Funding AESOP LLC 3.350% due 09/22/2025	15,710	15,368
BA Credit Card Trust
0.340% due 05/15/2026	19,644	19,436
0.440% due 09/15/2026	6,210	6,033
Bank of America Auto Trust 5.830% due 05/15/2026	20,500	20,491
Barings CLO Ltd. 6.538% due 07/20/2029 •	3,222	3,226
Benefit Street Partners CLO Ltd.
6.520% due 10/15/2030 •	11,026	11,008
6.600% due 01/17/2032 •	16,600	16,556
BlueMountain CLO Ltd. 6.787% due 10/22/2030 •	3,653	3,655
BXMT Ltd. 6.847% due 11/15/2037 •	47,709	46,015
Capital One Multi-Asset Execution Trust 6.027% due 07/15/2027 •	38,600	38,631
Capital One Prime Auto Receivables Trust 5.963% due 09/15/2025 •	24,968	24,985
CARDS Trust 6.168% due 07/17/2028 •	12,600	12,638
Carlyle Global Market Strategies CLO Ltd.
6.581% due 08/14/2030 •	34,874	34,758
6.669% due 07/27/2031 •	4,711	4,710
Carlyle U.S. CLO Ltd. 6.588% due 04/20/2031 •	9,955	9,913
Carmax Auto Owner Trust 6.013% due 01/15/2026 •	17,593	17,610
Carmax Auto Owner Trust
5.913% due 11/16/2026 •	27,100	27,136
6.163% due 06/15/2026 •	17,000	17,043
6.213% due 12/15/2025 •	18,833	18,865
Carvana Auto Receivables Trust
6.090% due 11/10/2026	6,000	5,997
6.230% due 01/11/2027	17,600	17,611
Catamaran CLO Ltd. 6.707% due 04/22/2030 •	16,492	16,459
CBAM Ltd. 6.838% due 07/20/2030 •	6,009	6,014

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Chase Auto Owner Trust 5.900% due 03/25/2027	47,700	47,712
Chesapeake Funding LLC
0.870% due 08/15/2032	2,525	2,497
6.078% due 08/15/2032 •	2,749	2,750
6.563% due 05/15/2035 •	11,622	11,649
CIFC Funding Ltd. 6.557% due 10/24/2030 •	41,170	41,124
CIT Mortgage Loan Trust 6.784% due 10/25/2037 •	674	674
Citibank Credit Card Issuance Trust
6.052% due 08/07/2027 •	34,100	34,096
6.058% due 04/22/2026 •	57,584	57,733
6.218% due 05/14/2029 •	5,550	5,581
Citizens Auto Receivables Trust
6.043% due 10/15/2026 •	38,900	38,922
6.263% due 07/15/2026 •	15,000	15,042
CNH Equipment Trust 5.900% due 02/16/2027	34,400	34,421
Commonbond Student Loan Trust 6.284% due 05/25/2041 •	261	256
Crestline Denali CLO Ltd. 6.618% due 04/20/2030 •	15,632	15,605
Daimler Trucks Retail Trust
5.070% due 09/16/2024	278	278
6.030% due 09/15/2025	23,200	23,210
Dell Equipment Finance Trust 5.840% due 01/22/2029	23,000	22,983
Discover Card Execution Note Trust 6.047% due 12/15/2026 •	34,100	34,135
DLLAD LLC 5.190% due 04/20/2026	17,500	17,397
DLLMT LLC 1.000% due 07/21/2025	2,348	2,287
Dryden CLO Ltd. 6.558% due 01/17/2033 •	3,400	3,382
Dryden Senior Loan Fund 6.550% due 04/15/2028 •	3,463	3,465
Edsouth Indenture LLC 6.159% due 04/25/2039 •	297	296
Elevation CLO Ltd. 6.563% due 10/25/2030 •	13,338	13,308
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046	6,670	5,644
Enterprise Fleet Financing LLC
3.030% due 01/20/2028	14,240	13,927
5.330% due 03/20/2024	4,094	4,092
Fifth Third Auto Trust 5.843% due 11/16/2026 •	52,300	52,329
Ford Credit Auto Lease Trust
5.905% due 02/15/2026 •	54,500	54,523
5.963% due 06/15/2025 •	8,227	8,232
Ford Credit Auto Owner Trust
5.833% due 04/15/2025 •	9,714	9,717
6.033% due 03/15/2026 •	38,979	39,041
Foursight Capital Automobile Receivables Trust 1.150% due 09/15/2025	931	929
Galaxy CLO Ltd. 6.540% due 10/15/2030 •	6,514	6,505
Gallatin CLO Ltd. 6.660% due 07/15/2031 •	6,000	5,983
GECU Auto Receivables Trust 5.950% due 03/15/2027	10,200	10,182
Generate CLO Ltd. 6.838% due 10/20/2029 •	4,683	4,689
GM Financial Automobile Leasing Trust 6.134% due 10/20/2025 •	17,000	17,034
GM Financial Consumer Automobile Receivables Trust
5.783% due 09/16/2026 •	14,000	14,012
5.913% due 09/16/2025 •	20,485	20,495
5.933% due 03/16/2026 •	18,690	18,705
5.963% due 11/17/2025 •	8,212	8,219
6.063% due 05/18/2026 •	25,000	25,032
GoldenTree Loan Management U.S. CLO Ltd. 6.498% due 11/20/2030 •	28,530	28,465
GPMT Ltd. 6.695% due 07/16/2035 •	21,751	21,418
Halseypoint CLO Ltd. 6.688% due 07/20/2031 •	12,505	12,490
Harley Davidson Motorcycle Trust 5.843% due 06/15/2026 •	3,015	3,013
Harley Davidson Motorcycle Trust 5.320% due 06/15/2026	3,496	3,483

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Hertz Vehicle Financing LLC 3.370% due 03/25/2025	1,900	1,887
Honda Auto Receivables Owner Trust
5.410% due 04/15/2026	9,000	8,963
5.710% due 03/18/2026	64,500	64,455
Hyundai Auto Lease Securitization Trust
5.915% due 03/16/2026 •	29,300	29,311
6.013% due 01/15/2025 •	8,575	8,582
Hyundai Auto Receivables Trust
5.793% due 05/15/2026 •	14,000	14,000
6.063% due 12/15/2025 •	25,000	25,039
KKR CLO Ltd. 6.512% due 07/18/2030 •	3,157	3,156
Kubota Credit Owner Trust
5.400% due 02/17/2026	10,000	9,951
5.610% due 07/15/2026	37,600	37,464
LAD Auto Receivables Trust 5.930% due 06/15/2027	13,705	13,673
LCM Loan Income Fund Ltd. 6.618% due 04/20/2031 •	7,727	7,692
LCM LP
6.452% due 07/19/2027 •	2,127	2,126
6.588% due 07/20/2030 •	588	588
6.628% due 10/20/2027 •	24	24
LCM Ltd.
6.640% due 04/15/2031 •	1,000	993
6.748% due 10/20/2028 •	3,780	3,780
LMREC LLC 6.488% due 04/22/2037 •	1,051	1,052
LoanCore Issuer Ltd. 6.228% due 07/15/2035 •	2,418	2,405
Lockwood Grove CLO Ltd. 6.783% due 01/25/2030 •	1,917	1,918
M&T Equipment Notes 6.090% due 07/15/2030	25,000	24,959
Madison Park Funding Ltd.
6.527% due 01/22/2028 •	393	392
6.578% due 04/20/2032 •	4,500	4,487
6.589% due 07/27/2031 •	7,232	7,204
6.595% due 07/21/2030 •	3,862	3,855
6.733% due 04/25/2032 •	6,800	6,782
6.831% due 07/29/2030 ~	3,924	3,925
Magnetite Ltd.
6.506% due 11/15/2028 •	3,316	3,305
6.688% due 07/20/2031 •	5,700	5,691
Marathon CLO Ltd. 6.720% due 04/15/2029 •	9,422	9,424
Marathon Static CLO Ltd. 7.152% due 07/20/2030 •	9,700	9,700
Marble Point CLO Ltd. 6.752% due 12/18/2030 •	4,806	4,793
Master Credit Card Trust 6.163% due 01/21/2027 •	74,400	74,423
Mercedes-Benz Auto Receivables Trust 5.090% due 01/15/2026	10,224	10,188
MMAF Equipment Finance LLC 5.790% due 11/13/2026	15,500	15,471
Mountain View CLO LLC
6.610% due 01/16/2031 •	16,245	16,176
6.660% due 10/16/2029 •	6,290	6,296
Nassau Ltd.
6.720% due 10/15/2029 •	8,254	8,257
6.820% due 01/15/2030 •	3,871	3,875
Navient Private Education Refi Loan Trust
0.840% due 05/15/2069	4,720	4,087
1.310% due 01/15/2069	13,062	11,831
1.580% due 04/15/2070	32,340	27,331
1.690% due 05/15/2069	7,353	6,597
2.230% due 07/15/2070	25,605	22,126
3.130% due 02/15/2068	2,337	2,215
4.000% due 12/15/2059	611	584
6.447% due 04/15/2069 •	8,521	8,426
Navient Student Loan Trust
6.229% due 07/26/2066 •	5,193	5,155
6.479% due 12/27/2066 •	13,889	13,842
Nelnet Student Loan Trust
1.420% due 04/20/2062	732	653
5.623% due 12/24/2035 •	1,845	1,812
6.029% due 03/25/2030 •	67	67
6.229% due 09/25/2065 •	8,896	8,838
6.234% due 08/25/2067 •	14,175	14,033
6.279% due 02/25/2066 •	7,170	7,078
Neuberger Berman CLO Ltd.
6.490% due 10/15/2029 •	972	969

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

6.502% due 10/18/2029 •	1,952	1,950
6.602% due 04/19/2030 •	1,321	1,321
6.628% due 04/20/2031 •	850	847
Nissan Auto Lease Trust 5.933% due 08/15/2025 •	25,250	25,301
Nissan Auto Receivables Owner Trust 5.963% due 02/17/2026 •	11,000	11,013
Northstar Education Finance, Inc. 6.129% due 12/26/2031 •	164	164
Octagon Investment Partners Ltd. 6.631% due 02/14/2031 •	3,900	3,884
Oscar U.S. Funding LLC 1.600% due 03/10/2025	10,186	10,120
OZLM Ltd.
6.550% due 10/17/2029 •	20,057	20,064
6.580% due 07/17/2029 •	1,593	1,593
6.663% due 05/16/2030 •	4,352	4,344
Palmer Square Loan Funding Ltd. 6.488% due 04/20/2029 •	2,203	2,204
Pawneee Equipment Receivables LLC 4.840% due 02/15/2028	2,018	2,012
PHEAA Student Loan Trust 6.379% due 11/25/2065 •	4,036	4,040
PRET LLC 1.868% due 07/25/2051 þ	4,343	4,037
Ready Capital Mortgage Financing LLC
6.434% due 04/25/2038 •	9,786	9,710
6.965% due 01/25/2037 •	21,786	21,872
Romark CLO Ltd. 6.637% due 10/23/2030 •	37,167	37,037
Saranac CLO Ltd. 6.807% due 08/13/2031 •	16,400	16,356
SFS Auto Receivables Securitization Trust 6.114% due 03/22/2027 •	4,800	4,804
Signal Peak CLO Ltd. 6.723% due 04/25/2031 •	1,707	1,702
SLM Private Credit Student Loan Trust 5.981% due 12/15/2038 •	4,249	4,117
SLM Student Loan Trust
6.079% due 12/27/2038 •	1,854	1,815
6.129% due 01/25/2029 •	2,156	2,074
SMB Private Education Loan Trust
1.290% due 07/15/2053	13,859	12,338
2.340% due 09/15/2034	1,755	1,704
6.047% due 03/17/2053 •	5,568	5,455
6.347% due 09/15/2034 •	3,700	3,686
6.547% due 09/15/2034 •	1,370	1,372
6.547% due 07/15/2053 •	1,748	1,739
SoFi Consumer Loan Program Trust 5.810% due 05/15/2031	6,135	6,121
SoFi Professional Loan Program LLC
2.650% due 09/25/2040	882	841
2.740% due 05/25/2040	75	75
6.734% due 02/25/2040 •	215	214
SoFi Professional Loan Program Trust 1.950% due 02/15/2046	11,804	10,541
Sound Point CLO Ltd.
6.507% due 01/23/2029 •	2,635	2,634
6.568% due 10/20/2030 •	3,909	3,897
6.593% due 07/25/2030 •	22,137	22,086
6.597% due 01/23/2029 •	26	26
6.638% due 10/20/2028 •	276	276
6.650% due 04/15/2030 •	1,909	1,910
6.712% due 07/26/2031 •	600	596
6.722% due 04/18/2031 •	1,000	993
Starwood Mortgage Trust 6.663% due 11/15/2038 •	23,200	22,650
Stratus CLO Ltd. 6.488% due 12/28/2029 •	4,079	4,066
Symphony Static CLO Ltd. 6.443% due 10/25/2029 •	3,305	3,285
TCW CLO Ltd. 6.583% due 04/25/2031 •	18,082	18,040
Tesla Auto Lease Trust 6.020% due 09/22/2025	29,200	29,203
TIAA CLO Ltd. 6.720% due 01/16/2031 •	1,719	1,718
Towd Point HE Trust 0.918% due 02/25/2063 ~	6,547	6,146
Toyota Auto Receivables Owner Trust
5.713% (SOFR30A + 0.400%) due 08/17/2026 ~	35,300	35,291
5.883% due 08/15/2025 •	5,743	5,746
Toyota Lease Owner Trust 5.865% due 04/20/2026 •	41,400	41,419

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Trestles CLO Ltd. 6.758% due 10/20/2034 •	7,700	7,622
Trillium Credit Card Trust 6.174% due 08/28/2028 •	95,000	95,094
USAA Auto Owner Trust 5.830% due 07/15/2026	18,600	18,599
Venture CLO Ltd.
6.578% due 07/20/2030 •	31,008	30,882
6.608% due 04/20/2029 •	11,276	11,275
6.638% due 07/20/2030 •	7,941	7,887
6.680% due 08/28/2029 •	9,672	9,677
Verizon Master Trust 5.994% due 09/08/2028 •	26,000	26,068
Vibrant CLO Ltd. 6.609% due 06/20/2029 •	3,178	3,174
VMC Finance LLC 6.545% due 06/16/2036 •	10,524	10,379
Volkswagen Auto Lease Trust 5.730% due 01/20/2026 •	29,300	29,313
Volkswagen Auto Loan Enhanced Trust 5.835% due 12/21/2026 •	42,750	42,773
Voya CLO Ltd.
6.520% due 04/17/2030 •	22,617	22,566
6.550% due 06/07/2030 •	7,677	7,670
6.570% due 10/15/2030 •	12,799	12,768
Wellfleet CLO Ltd.
6.478% due 04/20/2029 •	3,124	3,122
6.478% due 07/20/2029 •	7,168	7,163
Wellman Park CLO Ltd. 6.670% due 07/15/2034 •	15,000	14,943
World Omni Auto Receivables Trust
5.723% due 12/15/2026 •	36,000	35,994
5.743% due 07/15/2026 •	21,709	21,693
5.883% due 10/15/2025 •	3,386	3,387
6.023% due 11/16/2026 •	23,500	23,520

Total Asset-Backed Securities (Cost $2,856,425)		2,835,730

SOVEREIGN ISSUES 2.0%
CDP Financial, Inc. 5.742% (SOFRINDX + 0.400%) due 05/19/2025 ~	15,250	15,255
CPPIB Capital, Inc.
6.508% (SOFRINDX + 1.250%) due 04/04/2025 ~	72,750	73,734
6.595% (SOFRRATE + 1.250%) due 03/11/2026 ~	36,000	36,757
Korea Development Bank 5.586% (SOFRINDX + 0.250%) due 03/09/2024 ~	500	501
PSP Capital, Inc. 5.583% (SOFRINDX + 0.240%) due 03/03/2025 ~	67,747	67,698

Total Sovereign Issues (Cost $193,792)		193,945

SHORT-TERM INSTRUMENTS 16.9%
COMMERCIAL PAPER 15.0%
Amcor Flexibles North America, Inc. 5.550% due 10/06/2023	53,500	53,443
American Electric Power Co., Inc. 5.580% due 10/23/2023	25,000	24,908
Arrow Electronics, Inc.
5.900% due 10/25/2023 (a)	16,950	16,877
5.900% due 10/26/2023 (a)	48,250	48,034
AT&T, Inc. 5.700% due 11/21/2023	69,200	68,642
AutoNation, Inc. 5.950% due 10/11/2023	29,400	29,343
Conagra Brands, Inc. 5.900% due 10/19/2023	5,450	5,432
Crown Castle, Inc.
6.000% due 11/02/2023	76,000	75,581
6.020% due 10/17/2023	6,400	6,381
6.020% due 10/18/2023	600	598
6.050% due 10/03/2023	32,225	32,205
6.050% due 10/05/2023	28,975	28,947
Discovery Communications LLC 5.970% due 10/16/2023 (a)	94,500	94,281
Dominion Resources, Inc.
5.550% due 10/23/2023	17,900	17,835
5.570% due 10/30/2023	3,350	3,334
Electricite de France SA 5.510% due 10/23/2023	36,400	36,263
Enbridge (U.S.) Inc.
5.550% due 10/02/2023	250	250
5.560% due 10/03/2023	250	250

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Enel Finance America LLC
5.560% due 10/11/2023	3,130	3,124
5.560% due 10/13/2023	11,720	11,695
Energy Transfer LP 5.850% due 10/04/2023	28,450	28,427
Entergy Corp.
5.520% due 10/06/2023	37,600	37,561
5.550% due 10/05/2023	13,200	13,188
5.550% due 10/12/2023	7,350	7,336
Equifax, Inc.
5.550% due 10/11/2023	6,300	6,289
5.550% due 10/12/2023	18,450	18,414
Fidelity National Information services, Inc. 5.530% due 10/04/2023	23,950	23,932
General Motors Financial Co., Inc. 5.630% due 10/13/2023	7,600	7,583
Global Payments, Inc.
6.030% due 10/11/2023	6,900	6,886
6.030% due 10/16/2023	71,200	70,995
6.030% due 10/25/2023	68,150	67,853
6.030% due 10/26/2023	5,250	5,226
Haleon UK Capital PLC
5.580% due 10/10/2023	14,850	14,825
5.600% due 10/11/2023	12,850	12,826
Humana, Inc.
5.580% due 10/23/2023	13,200	13,150
5.580% due 10/25/2023	42,300	42,128
5.580% due 10/26/2023	20,800	20,712
L3Harris Technologies, Inc.
5.620% due 10/10/2023	11,500	11,481
5.630% due 10/10/2023	29,650	29,601
5.650% due 10/02/2023	3,500	3,498
5.650% due 10/03/2023	9,900	9,894
LVMH Moet Hennessy Louis Vuitton SE 5.490% due 01/29/2024	25,000	24,543
Marathon Oil Corp.
6.000% due 10/06/2023	64,250	64,182
6.030% due 10/13/2023	31,850	31,782
Marriott International, Inc. 5.540% due 10/11/2023	17,000	16,968
Oracle Corp. 5.520% due 10/26/2023	43,850	43,670
Targa Resources Corp.
6.150% due 10/16/2023	28,400	28,330
6.150% due 10/23/2023	60,250	60,040
6.150% due 10/26/2023	7,500	7,471
6.150% due 10/27/2023	24,000	23,902
VW Credit, Inc. 5.570% due 10/17/2023	45,400	45,276
Walgreens Boots Alliance, Inc.
6.050% due 10/02/2023	47,400	47,377
6.050% due 10/03/2023	53,400	53,365
6.050% due 10/13/2023	3,600	3,592

		1,459,726

REPURCHASE AGREEMENTS (c) 0.9%		89,294

SHORT-TERM NOTES 1.0%
American Honda Finance Corp. 5.937% (SOFRINDX + 0.620%) due 06/07/2024 ~	73,250	73,317
Carmax Auto Owner Trust 5.631% due 07/15/2024	11,380	11,382
CCG Receivables Trust 5.395% due 03/14/2024	2,819	2,818
Tesla Auto Lease Trust 5.634% due 07/22/2024	11,241	11,242
Warnermedia Holdings, Inc. 3.428% due 03/15/2024	3,000	2,962

		101,721

Total Short-Term Instruments (Cost $1,651,204)		1,650,741

Total Investments in Securities (Cost $9,787,536)		9,709,357

Total Investments 99.8% (Cost $9,787,536)		$9,709,357
Financial Derivative Instruments (d) (0.0)%(Cost or Premiums, net $0)		(916)
Other Assets and Liabilities, net 0.2%		17,034

Net Assets 100.0%		$9,725,475

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				0.981%	05/01/2025	06/02/2023	$3,839	$3,860	0.04%
Deutsche Bank AG				0.898	05/28/2024	06/26/2023 - 09/22/2023	9,865	9,860	0.10

							$13,704	$13,720	0.14%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$8,094	U.S. Treasury Notes 0.750% due 04/30/2026		$(8,256)	$8,094	$8,095
RCY	5.360	09/29/2023	10/02/2023	50,000	U.S. Treasury Notes 2.625% due 04/15/2025		(51,036)	50,000	50,022
SAL	5.360	09/29/2023	10/02/2023	31,200	U.S. Treasury Notes 0.250% due 10/31/2025		(31,830)	31,200	31,214

Total Repurchase Agreements							$(91,122)	$89,294	$89,331

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(2,377) at a weighted average interest rate of 5.384%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures				12/2023	865	$(175,345)	$353	$0	$(88)
U.S. Treasury 5-Year Note December Futures				12/2023	5,300	(558,405)	3,463	0	(828)

Total Futures Contracts							$3,816	$0	$(916)

Cash of $13,228 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance					$0	$2,835,485	$0	$2,835,485
Industrials					0	873,042	0	873,042
Utilities					0	238,460	0	238,460
U.S. Government Agencies					0	640,936	0	640,936
Non-Agency Mortgage-Backed Securities					0	440,754	264	441,018
Asset-Backed Securities					0	2,835,730	0	2,835,730
Sovereign Issues					0	193,945	0	193,945
Short-Term Instruments
Commercial Paper					0	1,459,726	0	1,459,726

Schedule of Investments PIMCO Enhanced Short Maturity Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Repurchase Agreements	0	89,294	0	89,294
Short-Term Notes	0	101,721	0	101,721

Total Investments	$0	$9,709,093	$264	$9,709,357

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(916)	$0	$(916)

Total Financial Derivative Instruments	$0	$(916)	$0	$(916)

Totals	$0	$9,708,177	$264	$9,708,441

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.9% ¤
MUNICIPAL BONDS & NOTES 95.5%
ALABAMA 2.9%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.330% (MUNIPSA) due 10/01/2052 ~	$2,000	$1,948
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2022 5.250% due 02/01/2053	5,000	5,076
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 06/01/2049	2,800	2,857
Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020 5.000% due 08/01/2027	1,000	1,030
Healthcare Authority of Baptist Health, Alabama Revenue Bonds, Series 2023
5.000% due 11/15/2035	1,500	1,550
5.000% due 11/15/2036	1,220	1,248
5.000% due 11/15/2037	875	887
Jefferson County, Alabama Sewer Revenue Bonds, (AGM Insured), Series 2013 5.500% due 10/01/2053	3,450	3,463
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	1,350	1,319
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	5,950	6,013
West Jefferson Industrial Development Board, Alabama Revenue Bonds, Series 1998 3.650% due 06/01/2028	3,600	3,472

		28,863

ALASKA 0.3%
Alaska Housing Finance Corp. Revenue Bonds, Series 2022 5.000% due 12/01/2033	1,905	2,020
Alaska Municipal Bond Bank, Revenue Bonds, Series 2023 5.000% due 12/01/2042	1,000	1,031

		3,051

ARIZONA 2.1%
Arizona Health Facilities Authority Revenue Bonds, Series 2014 5.000% due 01/01/2044	7,920	7,938
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2017 4.000% due 01/01/2041	5,000	4,479
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	2,000	2,083
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2014 4.750% due 07/01/2044	2,200	2,213
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2017 3.125% due 07/01/2034	425	373
Phoenix, Arizona General Obligation Refunding Notes, Series 2022 5.000% due 07/01/2026	1,500	1,553
Town of Gilbert, Arizona General Obligation Notes, Series 2022 5.000% due 07/15/2027	2,000	2,102

		20,741

CALIFORNIA 6.5%
Anaheim Public Financing Authority, California Revenue Notes, (AGM/CR Insured), Series 2019 5.000% due 09/01/2027	2,500	2,606
Bay Area Toll Authority, California Revenue Bonds, Series 2021 4.430% (MUNIPSA) due 04/01/2056 ~	2,000	1,956
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	4,700	4,744
5.250% due 01/01/2054	6,000	5,990
California Department of Water Resources State Revenue Bonds, Series 2020 1.789% due 12/01/2035	2,500	1,681
California Department of Water Resources State Revenue Bonds, Series 2021 2.132% due 12/01/2033	3,315	2,474
California Health Facilities Financing Authority Revenue Bonds, Series 2016 4.000% due 10/01/2036	1,000	935
California Health Facilities Financing Authority Revenue Bonds, Series 2020 4.000% due 04/01/2040	3,250	2,911
California State General Obligation Bonds, Series 2016 4.000% due 09/01/2037	4,495	4,357
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	3,100	2,968

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

California State General Obligation Notes, Series 2018 5.000% due 10/01/2028	3,500	3,740
California State General Obligation Notes, Series 2022 5.000% due 11/01/2026	6,400	6,673
Chino Valley Unified School District, California General Obligation Bonds, Series 2022 0.000% due 08/01/2041 (b)	1,500	624
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 2021 4.000% due 01/15/2033	1,139	1,129
Fremont Unified School District/Alameda County, California General Obligation Notes, Series 2021 1.313% due 08/01/2028	5,735	4,812
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.746% due 06/01/2034	3,000	2,366
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021 2.687% due 06/01/2030	6,000	4,890
Huntington Beach Union High School District, California General Obligation Notes, Series 2021 1.884% due 08/01/2029	3,000	2,505
Long Beach, California Senior Airport Revenue Refunding Bonds, (AGM Insured), Series 2022 5.000% due 06/01/2038	1,000	1,082
Los Angeles, California Wastewater System Revenue Bonds, Series 2015 5.000% due 06/01/2029	1,350	1,382
San Francisco, California City & County Certificates of Participation Bonds, Series 2017 4.000% due 04/01/2036	6,320	5,985

		65,810

COLORADO 1.0%
Colorado Health Facilities Authority Revenue Bonds, Series 2018 5.000% due 11/15/2048	2,500	2,547
Colorado Health Facilities Authority Revenue Bonds, Series 2019
5.000% due 08/01/2031	850	876
5.000% due 11/15/2049	1,500	1,542
Colorado Health Facilities Authority Revenue Bonds, Series 2022
5.250% due 11/01/2035	1,200	1,263
5.250% due 11/01/2037	1,450	1,499
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2020 5.000% due 09/01/2035	1,250	1,342
Regional Transportation District, Colorado Revenue Notes, Series 2020 5.000% due 07/15/2028	875	906

		9,975

CONNECTICUT 2.9%
Bridgeport, Connecticut General Obligation Notes, Series 2017 5.000% due 08/15/2027	3,000	3,121
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020
5.000% due 05/01/2031	3,500	3,775
5.000% due 05/01/2032	1,380	1,484
Connecticut Special Tax State Revenue Bonds, Series 2018 5.000% due 10/01/2033	1,020	1,076
Connecticut Special Tax State Revenue Bonds, Series 2022 5.000% due 07/01/2039	5,000	5,286
Connecticut State General Obligation Bonds, Series 2018 5.000% due 09/15/2030	3,640	3,858
Connecticut State General Obligation Bonds, Series 2020 4.000% due 06/01/2031	1,750	1,780
Connecticut State General Obligation Notes, Series 2022
5.000% due 09/15/2028	1,000	1,067
5.000% due 11/15/2028	4,100	4,383
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 07/01/2029	1,200	1,250
Metropolitan District, Connecticut General Obligation Bonds, Series 2018 5.000% due 07/15/2029	1,845	1,963

		29,043

DELAWARE 0.2%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	2,000	1,819

FLORIDA 1.6%
Broward County, Florida Airport System Revenue Bonds, Series 2012 5.000% due 10/01/2023	1,000	1,000
Central Florida Expressway Authority Revenue Bonds, Series 2018
5.000% due 07/01/2030	450	474
5.000% due 07/01/2031	900	947
Florida's Turnpike Enterprise Revenue Bonds, Series 2018 4.000% due 07/01/2048	4,500	3,875
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2020 5.000% due 10/01/2032	1,000	1,068
Orange County Health Facilities Authority, Florida Revenue Notes, Series 2023 5.000% due 10/01/2028	1,450	1,527
Orlando Utilities Commission, Florida Revenue Bonds, Series 2021 1.250% due 10/01/2046	3,500	2,914

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Osceola County, Florida Transportation Revenue Bonds, Series 2020 0.000% due 10/01/2034 (b)	1,850	1,075
Osceola County, Florida Transportation Revenue Notes, Series 2020
0.000% due 10/01/2027 (b)	350	289
0.000% due 10/01/2029 (b)	700	526
School District of Broward County, Florida Certificates of Participation Bonds, Series 2020 5.000% due 07/01/2032	2,000	2,151
Tampa, Florida Revenue Bonds, Series 2020 0.000% due 09/01/2033 (b)	200	122

		15,968

GEORGIA 5.4%
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	2,000	1,632
Brookhaven Development Authority, Georgia Revenue Bonds, Series 2019 5.000% due 07/01/2038	1,800	1,861
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	3,000	2,964
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 3.250% due 11/01/2045	3,750	3,671
Cobb County, Georgia Kennestone Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	600	615
Development Authority of Monroe County, Georgia Revenue Bonds, Series 2013 1.500% due 01/01/2039	1,250	1,183
Fulton County, Georgia Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2030	1,000	1,066
Georgia State General Obligation Notes, Series 2022 5.000% due 07/01/2030	6,640	7,268
LaGrange-Troup County, Georgia Hospital Authority Revenue Bonds, Series 2017 5.000% due 04/01/2028	700	717
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	700	682
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2023
5.000% due 09/01/2053	2,935	2,967
5.000% due 12/01/2053	4,600	4,655
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 4.478% (0.67*US0001M + 0.830%) due 08/01/2048 ~	1,510	1,512
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2033	2,500	2,455
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 05/01/2052	1,915	1,830
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 5.000% due 12/01/2052	3,000	2,996
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023
5.000% due 06/01/2053	3,000	2,977
5.000% due 07/01/2053	3,000	3,031
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 01/01/2035	2,400	2,404
Municipal Electric Authority of Georgia Revenue Bonds, Series 2019 5.000% due 01/01/2031	1,200	1,239
Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 4.500% due 07/01/2063	2,000	1,782
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2028	400	418
5.000% due 01/01/2031	885	935
5.000% due 01/01/2032	285	301
Municipal Electric Authority of Georgia Revenue Notes, Series 2019
5.000% due 01/01/2026	400	407
5.000% due 01/01/2029	1,000	1,034
Municipal Electric Authority of Georgia Revenue Notes, Series 2021
5.000% due 01/01/2027	200	203
5.000% due 01/01/2029	165	169
Municipal Electric Authority of Georgia Revenue Notes, Series 2023 5.890% due 07/01/2033	1,500	1,466

		54,440

HAWAII 0.5%
City & County Honolulu, Hawaii General Obligation Bonds, Series 2015 5.000% due 10/01/2030	2,000	2,045
City & County Honolulu, Hawaii Wastewater System Revenue Notes, Series 2020 1.473% due 07/01/2030	3,750	2,954

		4,999

ILLINOIS 5.0%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014 5.000% due 01/01/2035	6,500	6,499
Chicago Transit Authority Sales Tax Receipts Fund, Illinois Revenue Bonds, Series 2014 5.000% due 12/01/2044	2,500	2,455
Chicago, Illinois General Obligation Bonds, Series 2017 5.625% due 01/01/2030	1,865	1,938

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Illinois Finance Authority Revenue Bonds, Series 2008 4.000% due 11/01/2030	1,000	959
Illinois Finance Authority Revenue Bonds, Series 2020 4.600% due 08/15/2049	7,600	7,600
Illinois State General Obligation Bonds, Series 2021 5.000% due 03/01/2037	5,860	5,984
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2023	2,765	2,766
Illinois State General Obligation Notes, Series 2020 5.000% due 10/01/2025	2,300	2,338
Illinois State General Obligation Notes, Series 2022 5.000% due 03/01/2026	7,000	7,142
Illinois State Revenue Bonds, Series 2013 5.000% due 06/15/2026	1,500	1,501
Illinois State Toll Highway Authority Revenue Bonds, Series 2019 5.000% due 01/01/2030	2,500	2,644
Illinois State Toll Highway Authority Revenue Notes, Series 2019 5.000% due 01/01/2027	775	806
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2022
0.000% due 06/15/2036 (b)	500	268
0.000% due 06/15/2037 (b)	1,500	752
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	1,350	1,371
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2023 5.000% due 01/01/2037	1,000	1,021
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 5.000% due 01/01/2028	4,500	4,678

		50,722

INDIANA 1.0%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	1,500	1,462
Indiana Finance Authority Revenue Bonds, Series 2010 2.500% due 11/01/2030	3,825	3,296
Indiana Finance Authority Revenue Bonds, Series 2018 5.000% due 02/01/2030	1,500	1,585
Indiana Finance Authority Revenue Bonds, Series 2023
5.000% due 10/01/2036	1,000	1,081
5.000% due 10/01/2037	800	855
Indiana Municipal Power Agency Revenue Notes, Series 2019 5.000% due 01/01/2029	285	303
Rockport, Indiana Revenue Bonds, Series 2009 3.050% due 06/01/2025	1,500	1,463

		10,045

IOWA 0.2%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	2,000	1,868

KENTUCKY 0.3%
Kentucky Public Energy Authority Revenue Bonds, Series 2018
4.000% due 04/01/2048	500	498
4.000% due 01/01/2049	2,000	1,982
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	1,000	981

		3,461

LOUISIANA 1.1%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2022
5.000% due 08/15/2027	1,200	1,235
5.000% due 08/15/2028	1,200	1,233
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 10/15/2036	1,000	1,057
Louisiana State General Obligation Bonds, Series 2015 4.000% due 05/01/2035	1,700	1,689
Louisiana State Highway Improvement Revenue Notes, Series 2021 1.592% due 06/15/2030	2,000	1,590
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.100% due 06/01/2037	2,900	2,847
Tangipahoa Parish Hospital Service District No 1, Louisiana Revenue Bonds, Series 2021 4.000% due 02/01/2037	2,000	1,798

		11,449

MAINE 0.1%
Portland, Maine General Airport Revenue Notes, Series 2019
5.000% due 01/01/2028	300	314
5.000% due 01/01/2029	225	238

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

5.000% due 01/01/2030	270	287

		839

MARYLAND 1.9%
Maryland Department of Transportation State Revenue Bonds, Series 2019 4.000% due 10/01/2032	1,450	1,459
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2021
4.000% due 06/01/2037	225	207
5.000% due 06/01/2033	445	463
Maryland Health & Higher Educational Facilities Authority Revenue Notes, Series 2021 5.000% due 06/01/2031	350	366
Maryland State General Obligation Bonds, Series 2022
5.000% due 06/01/2035	7,000	7,702
5.000% due 06/01/2036	8,000	8,725

		18,922

MASSACHUSETTS 1.7%
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.000% due 10/01/2037	3,400	3,656
Commonwealth of Massachusetts General Obligation Notes, Series 2022 5.000% due 10/01/2031	5,200	5,733
Massachusetts Bay Transportation Authority Revenue Notes, Series 2021 5.000% due 07/01/2028	1,000	1,070
Massachusetts Bay Transportation Authority Sales Tax Revenue Notes, Series 2023 5.000% due 07/01/2033	1,500	1,680
Massachusetts Development Finance Agency Revenue Bonds, Series 2018 5.000% due 07/01/2030	1,500	1,550
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 4.580% (MUNIPSA) due 07/01/2049 ~	1,000	993
Massachusetts Development Finance Agency Revenue Bonds, Series 2022 5.000% due 10/01/2038	1,500	1,604
Massachusetts State College Building Authority Revenue Notes, Series 2022
5.000% due 05/01/2030	500	543
5.000% due 05/01/2031	500	545

		17,374

MICHIGAN 2.4%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	3,675	3,962
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.291% (TSFR3M) due 07/01/2032 ~	3,000	2,785
Grand Traverse County, Michigan Hospital Finance Authority Revenue Notes, Series 2021
5.000% due 07/01/2029	1,175	1,229
5.000% due 07/01/2030	1,715	1,799
Lake Orion Community School District, Michigan General Obligation Notes, (Q-SBLF Insured), Series 2022 4.000% due 05/01/2030	500	506
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.730% (MUNIPSA) due 04/15/2047 ~	3,500	3,433
Michigan Finance Authority Revenue Bonds, Series 2015 5.000% due 07/01/2030	1,200	1,216
Michigan Finance Authority Revenue Bonds, Series 2020 5.000% due 06/01/2040	2,500	2,553
Michigan State Building Authority Revenue Bonds, Series 2015 5.000% due 04/15/2034	2,000	2,040
Michigan State Building Authority Revenue Bonds, Series 2023 5.000% due 10/15/2037	1,000	1,080
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 5.000% due 11/15/2047	1,500	1,491
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2038	1,800	1,942

		24,036

MINNESOTA 0.2%
Minneapolis-St Paul Metropolitan Airports Commission, Minnesota Revenue Notes, Series 2022 5.000% due 01/01/2031	500	535
Rochester, Minnesota Electric Utility Revenue Bonds, Series 2017 5.000% due 12/01/2029	1,000	1,034

		1,569

MISSISSIPPI 0.1%
Mississippi Business Finance Corp. Revenue Bonds, Series 2002 3.200% due 09/01/2028	1,500	1,434

MISSOURI 0.8%
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023 5.000% due 05/01/2033	4,000	4,371
Republic, Missouri Revenue Notes, Series 2022 4.000% due 05/01/2028	500	501

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

St Louis School District, Missouri General Obligation Notes, (AGM Insured), (BAM Insured), Series 2022 4.000% due 04/01/2024	3,385	3,387

		8,259

NEBRASKA 0.5%
Douglas County, Nebraska Revenue Bonds, Series 2021 4.510% (MUNIPSA) due 07/01/2035 ~	1,960	1,933
Public Power Generation Agency, Nebraska Revenue Bonds, Series 2015 5.000% due 01/01/2030	1,085	1,093
Public Power Generation Agency, Nebraska Revenue Notes, Series 2015 5.000% due 01/01/2025	1,905	1,924

		4,950

NEVADA 2.1%
Clark County, Nevada Revenue Bonds, Series 2010 2.100% due 06/01/2031	5,000	3,901
Clark County, Nevada School District General Obligation Notes, (AGM Insured), Series 2019 5.000% due 06/15/2028	5,000	5,271
Clark County, Nevada School District General Obligation Notes, (AGM Insured), Series 2020
5.000% due 06/15/2028	1,000	1,055
5.000% due 06/15/2029	2,030	2,162
Las Vegas Redevelopment Agency, Nevada Tax Allocation Bonds, Series 2016 5.000% due 06/15/2031	1,465	1,481
Las Vegas Valley Water District, Nevada General Obligation Bonds, Series 2015 5.000% due 06/01/2034	1,500	1,515
Las Vegas Valley Water District, Nevada General Obligation Notes, Series 2021 5.000% due 06/01/2029	5,000	5,395

		20,780

NEW HAMPSHIRE 0.0%
New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2024	220	220
4.000% due 01/01/2025	285	281

		501

NEW JERSEY 4.7%
New Jersey Economic Development Authority Revenue Bonds, Series 2015 5.250% due 06/15/2027	2,100	2,142
New Jersey Economic Development Authority Revenue Bonds, Series 2021 4.000% due 06/15/2034	500	493
New Jersey Economic Development Authority Revenue Bonds, Series 2022 5.000% due 11/01/2036	2,500	2,616
New Jersey Economic Development Authority Revenue Notes, Series 2023 5.135% due 03/01/2029	2,500	2,468
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2026	2,000	2,063
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2009 0.000% due 12/15/2034 (b)	1,500	898
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,380	1,413
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2020 4.000% due 06/15/2035	2,250	2,199
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2023
5.000% due 06/15/2036	6,500	6,890
5.000% due 06/15/2037	7,185	7,564
New Jersey Turnpike Authority Revenue Bonds, Series 2017
4.000% due 01/01/2034	7,500	7,503
5.000% due 01/01/2030	2,250	2,331
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2031	7,870	8,134
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2025	1,020	1,034

		47,748

NEW MEXICO 1.1%
Farmington, New Mexico Revenue Bonds, Series 2005 1.800% due 04/01/2029	5,000	4,116
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	7,950	7,290

		11,406

NEW YORK 16.0%
Battery Park City Authority, New York Revenue Bonds, Series 2019 5.000% due 11/01/2038	3,750	3,950
Long Island Power Authority, New York Revenue Bonds, Series 2023 5.000% due 09/01/2042	2,375	2,479
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2014 5.000% due 11/15/2029	3,000	3,040

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Monroe County Industrial Development Corp., New York Revenue Bonds, Series 2017 5.000% due 07/01/2030	1,040	1,082
Nassau County, New York General Obligation Bonds, Series 2016 5.000% due 04/01/2038	2,500	2,530
Nassau County, New York General Obligation Notes, Series 2016 5.000% due 04/01/2026	1,360	1,407
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2021 5.000% due 01/01/2030	2,005	2,121
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2018 5.000% due 07/15/2031	1,520	1,601
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2021 4.000% due 07/15/2036	5,000	4,883
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2012 5.000% due 08/01/2029	2,300	2,467
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2014
4.800% due 11/01/2042	20,000	20,000
5.000% due 08/01/2031	5,000	5,032
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2019 4.800% due 11/01/2044	8,000	8,000
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Bonds, Series 2022
5.000% due 08/01/2035	2,000	2,158
5.250% due 08/01/2040	4,890	5,190
New York City Transitional Finance Authority Future Tax Secured, New York Revenue Notes, Series 2020 5.000% due 11/01/2024	1,500	1,519
New York City, New York General Obligation Bonds, Series 2015 4.800% due 06/01/2044	5,000	5,000
New York City, New York General Obligation Bonds, Series 2018 4.800% due 12/01/2047	10,000	10,000
New York City, New York General Obligation Bonds, Series 2023 5.000% due 08/01/2036	2,500	2,679
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 4.750% due 06/15/2048	20,000	20,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2021 5.000% due 06/15/2032	5,000	5,477
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2028	2,000	2,135
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2023 5.000% due 02/01/2039	3,000	3,143
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	2,150	2,340
New York State Dormitory Authority Northwell Health Obligated Group Revenue Bonds, Series 2022 4.000% due 05/01/2045	4,740	4,028
New York State Dormitory Authority Revenue Bonds, Series 2015 5.000% due 03/15/2030	3,500	3,529
New York State Dormitory Authority Revenue Bonds, Series 2018
5.000% due 03/15/2031	3,000	3,167
5.000% due 01/15/2032	500	526
New York State Dormitory Authority Revenue Bonds, Series 2020
4.000% due 03/15/2034	4,705	4,713
4.000% due 02/15/2047	5,000	4,443
New York State Dormitory Authority Revenue Bonds, Series 2023 5.000% due 03/15/2036	2,000	2,162
New York State Dormitory Authority Revenue Notes, Series 2021 1.952% due 03/15/2029	5,000	4,200
New York State Energy Research & Development Authority Revenue Bonds, Series 1994 3.500% due 10/01/2029	3,000	2,798
New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2026	1,070	1,099
Triborough Bridge & Tunnel Authority Sales Tax, New York Revenue Bonds, Series 2023 5.250% due 05/15/2058	4,000	4,176
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2022 5.000% due 11/15/2032	4,200	4,580
TSASC, Inc., New York Revenue Notes, Series 2017
5.000% due 06/01/2026	1,270	1,298
5.000% due 06/01/2027	2,800	2,886

		161,838

NORTH CAROLINA 2.7%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2007 4.650% due 01/15/2037	17,765	17,765
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2049	2,000	2,154
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Notes, Series 2022 5.000% due 01/15/2028	1,000	1,053
State of North Carolina Build Revenue Notes, Series 2022 5.000% due 05/01/2028	5,625	5,984

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

University of North Carolina at Greensboro Revenue Bonds, Series 2014 5.000% due 04/01/2026	250	251

		27,207

NORTH DAKOTA 0.1%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2036	1,050	1,077

OHIO 2.9%
Akron Bath Copley Joint Township Hospital District, Ohio Revenue Notes, Series 2022 5.000% due 11/15/2028	400	421
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
5.000% due 06/01/2035	1,000	1,052
5.000% due 06/01/2036	2,065	2,154
Butler County, Ohio Revenue Bonds, Series 2017 5.000% due 11/15/2030	1,235	1,234
Cleveland Department of Public Utilities Division of Water, Ohio Revenue Bonds, Series 2020 5.000% due 01/01/2033	700	755
Cuyahoga County, Ohio Certificates of Participation Bonds, Series 2014 5.000% due 12/01/2025	3,000	3,010
Kent State University, Ohio Revenue Bonds, Series 2022 5.000% due 05/01/2033	510	545
Northeast Ohio Medical University Revenue Notes, Series 2021 5.000% due 12/01/2029	115	118
Ohio Air Quality Development Authority Revenue Bonds, Series 2014 2.400% due 12/01/2038	3,200	2,675
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2008 4.770% due 01/01/2043	8,000	8,000
Ohio Water Development Authority Revenue Notes, Series 2019 5.000% due 12/01/2028	1,000	1,070
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2032	2,000	2,173
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2023 5.000% due 12/01/2037	4,985	5,381
Worthington City School District, Ohio General Obligation Notes, Series 2023
0.000% due 12/01/2031 (b)	845	576
0.000% due 12/01/2032 (b)	880	571

		29,735

OREGON 0.7%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020
5.000% due 08/15/2035	1,500	1,564
5.000% due 08/15/2036	1,500	1,550
5.000% due 08/15/2037	1,600	1,640
5.000% due 08/15/2038	1,000	1,018
Salem-Keizer School District No 24J, Oregon General Obligation Notes, Series 2020
5.000% due 06/15/2028	700	746
5.000% due 06/15/2029	800	863

		7,381

PENNSYLVANIA 5.2%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 4.680% (MUNIPSA) due 11/15/2047 ~	10,000	9,898
Commonwealth Financing Authority, Pennsylvania Revenue Bonds, (AGM Insured), Series 2018 4.000% due 06/01/2039	2,250	2,042
Commonwealth Financing Authority, Pennsylvania Revenue Notes, Series 2018 5.000% due 06/01/2025	1,500	1,521
Commonwealth of Pennsylvania General Obligation Notes, Series 2016 5.000% due 01/15/2027	2,000	2,086
Commonwealth of Pennsylvania General Obligation Notes, Series 2019 5.000% due 07/15/2024	5,000	5,043
Commonwealth of Pennsylvania, General Obligation Bonds, Series 2022 5.000% due 10/01/2033	5,000	5,444
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2007 4.550% (US0003M) due 06/01/2037 ~	4,000	3,352
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Bonds, Series 2023 4.000% due 03/01/2035	1,100	1,078
Delaware Valley Regional Finance Authority, Pennsylvania Revenue Notes, Series 2023 4.000% due 03/01/2033	600	602
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 5.000% due 04/01/2043	4,500	4,573
Lehigh County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2016 3.000% due 09/01/2029	3,500	3,204
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	5,500	5,483
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2015
5.000% due 08/15/2029	340	346
5.000% due 08/15/2031	300	305
5.000% due 08/15/2033	1,000	1,017

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2017 5.000% due 08/15/2029	1,250	1,304
Southeastern Pennsylvania Transportation Authority Revenue Bonds, Series 2022 5.250% due 06/01/2042	3,750	3,980
Southeastern Pennsylvania Transportation Authority Revenue Notes, Series 2022 5.000% due 06/01/2031	1,000	1,090

		52,368

PUERTO RICO 2.1%
Puerto Rico Electric Power Authority Revenue Bonds, (AGM Insured), Series 2007 4.227% (0.67*US0003M + 0.520%) due 07/01/2029 ~	1,280	1,203
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2051 (b)	26,355	4,916
4.500% due 07/01/2034	8,671	8,369
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.329% due 07/01/2040	7,000	6,287

		20,775

RHODE ISLAND 1.3%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2035	11,000	11,082
5.000% due 06/01/2040	2,000	1,984

		13,066

SOUTH CAROLINA 0.3%
Charleston Educational Excellence Finance Corp., South Carolina Revenue Notes, Series 2020 1.869% due 12/01/2029	4,200	3,463

SOUTH DAKOTA 0.2%
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2014 5.000% due 11/01/2027	925	931
South Dakota Health & Educational Facilities Authority Revenue Bonds, Series 2015 5.000% due 11/01/2028	900	921

		1,852

TENNESSEE 2.5%
Knox County, Tennessee Health Educational & Housing Facility Board Revenue Notes, Series 2022 3.950% due 12/01/2027	3,500	3,410
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Bonds, Series 2023
5.000% due 07/01/2036	760	816
5.000% due 07/01/2038	500	524
Metropolitan Government of Nashville & Davidson County, Tennessee Industrial Development Board Special Assessment Bonds, (FNMA Insured), Series 2021 4.875% due 10/01/2038	3,300	3,186
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	4,500	4,512
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	2,000	1,915
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	6,000	6,097
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	3,000	2,959
5.250% due 09/01/2026	1,745	1,750

		25,169

TEXAS 7.7%
Arlington Higher Education Finance Corp., Texas Revenue Notes, (PSF Insured), Series 2021 4.000% due 02/15/2028	300	299
Austin Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022 5.000% due 08/01/2028	2,000	2,124
Central Texas Turnpike System Revenue Bonds, (BHAC/CR/AMBAC Insured), Series 2002 0.000% due 08/15/2026 (b)	3,000	2,680
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (b)	5,000	2,350
Clifton Higher Education Finance Corp., Texas Revenue Bonds, (PSF Insured), Series 2021
4.000% due 08/15/2034	950	927
4.000% due 08/15/2036	700	659
Corpus Christi Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2016 5.000% due 08/15/2025	2,115	2,160
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2037	1,350	1,445
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2022 5.000% due 11/01/2034	3,000	3,235
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2012 5.000% due 10/01/2023	1,000	1,000
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2036	2,550	2,771

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Fort Bend Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 5.000% due 08/15/2031	920	987
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	5,000	5,204
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2014 5.000% due 12/01/2025	500	505
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019 4.440% (SOFRRATE) due 11/15/2046 ~	1,000	1,000
Harris County, Texas Municipal Utility District No 383 Revenue Bonds, (BAM Insured), Series 2023 5.000% due 08/15/2035	2,960	3,217
Hays Consolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2036	1,540	1,658
5.000% due 02/15/2038	1,265	1,339
Houston, Texas Airport System Revenue Bonds, Series 2018 5.000% due 07/01/2030	3,300	3,452
Houston, Texas General Obligation Notes, Series 2019 5.000% due 03/01/2029	1,100	1,167
Katy Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2018 5.000% due 02/15/2029	1,435	1,518
Lamar Cosolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023
5.000% due 02/15/2036	2,545	2,742
5.000% due 02/15/2038	1,000	1,053
5.000% due 02/15/2039	5,000	5,250
Liberty Hill Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022 5.000% due 02/01/2030	2,290	2,480
North Texas Tollway Authority Revenue Bonds, Series 2016 5.000% due 01/01/2028	2,875	2,946
Permanent University Fund - University of Texas System Revenue Bonds, Series 2023 5.000% due 07/01/2040	1,090	1,161
Permanent University Fund - University of Texas System Revenue Notes, Series 2023 5.000% due 07/01/2033	1,000	1,109
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	2,500	2,210
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.000% due 02/01/2043	2,500	2,262
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2022 5.000% due 10/01/2030	450	484
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% (US0003M) due 12/15/2026 ~	2,500	2,424
Texas Water Development Board Revenue Bonds, Series 2018
5.000% due 04/15/2030	250	267
5.000% due 10/15/2030	3,010	3,217
Texas Water Development Board Revenue Bonds, Series 2022 4.800% due 10/15/2052	3,400	3,405
Texas Water Development Board Revenue Notes, Series 2022
5.000% due 08/01/2029	1,050	1,133
5.000% due 10/15/2029	1,200	1,299
5.000% due 10/15/2030	1,775	1,940
Williamson County, Texas General Obligation Notes, Series 2021 0.640% due 02/15/2026	2,500	2,253

		77,332

UTAH 0.3%
Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2023 5.000% due 07/01/2036	2,500	2,690

VIRGINIA 1.7%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	3,000	3,138
Roanoke Economic Development Authority, Virginia Revenue Bonds, Series 2020 5.000% due 07/01/2053	6,700	7,073
Virginia College Building Authority Revenue Notes, Series 2021 5.000% due 02/01/2028	4,500	4,763
Virginia Public School Authority Revenue Notes, Series 2022 5.000% due 01/15/2029	2,320	2,498

		17,472

WASHINGTON 2.4%
Energy Northwest, Washington Revenue Bonds, Series 2018 5.000% due 07/01/2031	3,035	3,223
Energy Northwest, Washington Revenue Bonds, Series 2022 5.000% due 07/01/2035	3,000	3,281
Energy Northwest, Washington Revenue Bonds, Series 2023 5.000% due 07/01/2039	5,000	5,309
Grant County, Washington Public Utility District No 2 Revenue Bonds, Series 2023 5.000% due 01/01/2036	1,265	1,379
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2017 4.000% due 09/01/2037	5,000	4,790
Seattle, Washington Solid Waste Revenue Notes, Series 2014 5.000% due 05/01/2024	545	549

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

State of Washington General Obligation Refunding Notes, Series 2022 4.000% due 07/01/2026	1,900	1,918
Washington Health Care Facilities Authority Revenue Bonds, Series 2020 5.000% due 09/01/2032	450	468
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	4,200	3,380

		24,297

WISCONSIN 2.8%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021 4.000% due 10/01/2041	2,250	2,114
Public Finance Authority, Wisconsin Revenue Notes, Series 2021 4.000% due 10/01/2030	265	247
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 4.770% due 04/01/2048	9,370	9,370
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021 4.000% due 04/01/2046	4,440	3,821
Wisconsin Center District Revenue Notes, (AGM Insured), Series 2020 0.000% due 12/15/2028 (b)	1,075	864
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	4,000	3,396
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2018 5.000% due 04/01/2029	1,925	1,979
Wisconsin State General Obligation Notes, Series 2022 4.400% (MUNIPSA) due 05/01/2025 ~	5,045	5,035
Wisconsin State Revenue Notes, Series 2023 4.514% due 05/01/2031	2,000	1,906

		28,732

Total Municipal Bonds & Notes (Cost $998,030)		964,526

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Freddie Mac 4.140% due 01/25/2040	4,986	4,377
New Hampshire Business Finance Authority 3.875% due 01/20/2038	4,991	4,303

Total Non-Agency Mortgage-Backed Securities (Cost $9,268)		8,680

SHORT-TERM INSTRUMENTS 2.5%
U.S. TREASURY BILLS 2.2%
5.422% due 10/12/2023 - 01/23/2024 (a)(b)	22,000	21,839

MUNICIPAL BONDS & NOTES 0.3%
School District of Broward County, Florida Revenue Notes, Series 2023 5.000% due 06/28/2024	3,500	3,528

Total Municipal Bonds & Notes (Cost $3,539)		3,528

Total Short-Term Instruments (Cost $25,378)		25,367

Total Investments in Securities (Cost $1,032,676)		998,573

Total Investments 98.9% (Cost $1,032,676)		$998,573
Other Assets and Liabilities, net 1.1%		11,465

Net Assets 100.0%		$1,010,038

Schedule of Investments PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)				Coupon represents a weighted average yield to maturity.
(b)				Zero coupon security.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Municipal Bonds & Notes
Alabama	$0	$28,863	$0	$28,863
Alaska	0	3,051	0	3,051
Arizona	0	20,741	0	20,741
California	0	65,810	0	65,810
Colorado	0	9,975	0	9,975
Connecticut	0	29,043	0	29,043
Delaware	0	1,819	0	1,819
Florida	0	15,968	0	15,968
Georgia	0	54,440	0	54,440
Hawaii	0	4,999	0	4,999
Illinois	0	50,722	0	50,722
Indiana	0	10,045	0	10,045
Iowa	0	1,868	0	1,868
Kentucky	0	3,461	0	3,461
Louisiana	0	11,449	0	11,449
Maine	0	839	0	839
Maryland	0	18,922	0	18,922
Massachusetts	0	17,374	0	17,374
Michigan	0	24,036	0	24,036
Minnesota	0	1,569	0	1,569
Mississippi	0	1,434	0	1,434
Missouri	0	8,259	0	8,259
Nebraska	0	4,950	0	4,950
Nevada	0	20,780	0	20,780
New Hampshire	0	501	0	501
New Jersey	0	47,748	0	47,748
New Mexico	0	11,406	0	11,406
New York	0	161,838	0	161,838
North Carolina	0	27,207	0	27,207
North Dakota	0	1,077	0	1,077
Ohio	0	29,735	0	29,735
Oregon	0	7,381	0	7,381
Pennsylvania	0	52,368	0	52,368
Puerto Rico	0	20,775	0	20,775
Rhode Island	0	13,066	0	13,066
South Carolina	0	3,463	0	3,463
South Dakota	0	1,852	0	1,852
Tennessee	0	25,169	0	25,169
Texas	0	77,332	0	77,332
Utah	0	2,690	0	2,690
Virginia	0	17,472	0	17,472
Washington	0	24,297	0	24,297
Wisconsin	0	28,732	0	28,732
Non-Agency Mortgage-Backed Securities	0	8,680	0	8,680
Short-Term Instruments
U.S. Treasury Bills	0	21,839	0	21,839
Municipal Bonds & Notes	0	3,528	0	3,528

Total Investments	$0	$998,573	$0	$998,573

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.9% ¤
CORPORATE BONDS & NOTES 95.9%
BANKING & FINANCE 36.7%
AerCap Ireland Capital DAC
2.450% due 10/29/2026	$3,592	$3,219
3.300% due 01/30/2032	1,787	1,421
3.400% due 10/29/2033	146	113
3.850% due 10/29/2041	63	45
4.450% due 10/01/2025	803	773
Aflac, Inc. 4.750% due 01/15/2049	51	43
AIA Group Ltd. 4.950% due 04/04/2033	1,810	1,721
Aircastle Ltd. 4.250% due 06/15/2026	10	9
Alexandria Real Estate Equities, Inc.
1.875% due 02/01/2033	2,051	1,454
4.900% due 12/15/2030	48	45
Alleghany Corp. 3.250% due 08/15/2051	1,607	1,044
Ally Financial, Inc.
1.450% due 10/02/2023	354	354
2.200% due 11/02/2028	38	30
3.875% due 05/21/2024	40	39
5.800% due 05/01/2025	130	128
American Express Co.
3.950% due 08/01/2025	883	854
4.050% due 12/03/2042	123	98
4.420% due 08/03/2033 •	1,027	917
American International Group, Inc. 3.900% due 04/01/2026	594	569
American Tower Corp.
2.750% due 01/15/2027	679	614
2.900% due 01/15/2030	1,245	1,036
2.950% due 01/15/2051	1,813	1,024
3.125% due 01/15/2027	350	320
3.600% due 01/15/2028	974	885
ANZ New Zealand International Ltd. 1.250% due 06/22/2026	136	121
Aon Corp.
2.800% due 05/15/2030	1,213	1,011
2.900% due 08/23/2051	740	437
Arch Capital Group Ltd. 3.635% due 06/30/2050	142	96
Ares Capital Corp.
2.875% due 06/15/2027 (d)	272	238
2.875% due 06/15/2028	10	8
Assured Guaranty U.S. Holdings, Inc. 3.150% due 06/15/2031	56	46
Athene Global Funding
0.914% due 08/19/2024	505	481
1.000% due 04/16/2024	10	10
1.608% due 06/29/2026	1,511	1,321
1.716% due 01/07/2025	41	39
2.673% due 06/07/2031	10	8
Australia & New Zealand Banking Group Ltd.
2.570% due 11/25/2035 •(e)	741	549
2.950% due 07/22/2030 •	238	221
4.400% due 05/19/2026 (e)	115	110
Aviation Capital Group LLC
1.950% due 01/30/2026	168	151
6.250% due 04/15/2028	1,775	1,737
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026	45	40
2.528% due 11/18/2027	601	508
2.875% due 02/15/2025	1,612	1,523
5.500% due 01/15/2026	1,916	1,856
Banco Bilbao Vizcaya Argentaria SA 5.862% due 09/14/2026 •	47	47
Banco de Credito e Inversiones SA 3.500% due 10/12/2027	870	796

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Banco Santander Chile 2.700% due 01/10/2025	125	120
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand 5.375% due 04/17/2025	147	145
Banco Santander SA
1.849% due 03/25/2026	86	77
5.147% due 08/18/2025	817	800
Bank of America Corp.
1.530% due 12/06/2025 •	1,067	1,008
2.572% due 10/20/2032 •	3,782	2,908
2.676% due 06/19/2041 •	510	327
2.687% due 04/22/2032 •	58	46
3.384% due 04/02/2026 •	1,408	1,348
3.419% due 12/20/2028 •	1,829	1,641
3.458% due 03/15/2025 •	1,362	1,344
3.500% due 04/19/2026	984	929
3.970% due 03/05/2029 •	100	92
4.000% due 04/01/2024	425	421
4.083% due 03/20/2051 •	2,304	1,705
4.271% due 07/23/2029 •	1,227	1,131
4.827% due 07/22/2026 •	861	840
4.948% due 07/22/2028 •	648	623
5.015% due 07/22/2033 •	2,869	2,641
5.080% due 01/20/2027 •	1,341	1,311
6.204% due 11/10/2028 •	839	843
Bank of New York Mellon Corp.
5.802% due 10/25/2028 •	46	46
5.834% due 10/25/2033 •	1,374	1,351
Bank of New Zealand 1.000% due 03/03/2026	110	98
Bank of Nova Scotia 1.050% due 03/02/2026	53	47
Barclays PLC
3.932% due 05/07/2025 •	128	126
4.375% due 01/12/2026	4,056	3,888
7.437% due 11/02/2033 •	44	45
Berkshire Hathaway Finance Corp.
2.850% due 10/15/2050	948	591
3.850% due 03/15/2052	823	614
4.200% due 08/15/2048	394	322
4.250% due 01/15/2049	557	457
5.750% due 01/15/2040	737	756
Berkshire Hathaway, Inc. 4.500% due 02/11/2043	666	590
Blackstone Holdings Finance Co. LLC
2.800% due 09/30/2050	75	41
2.850% due 08/05/2051	1,696	934
3.500% due 09/10/2049	588	367
Blackstone Secured Lending Fund
2.750% due 09/16/2026	833	733
3.625% due 01/15/2026	128	118
Block Financial LLC 3.875% due 08/15/2030	941	810
Blue Owl Capital Corp.
2.875% due 06/11/2028	157	129
3.400% due 07/15/2026	126	113
4.250% due 01/15/2026	10	9
Blue Owl Finance LLC
3.125% due 06/10/2031	278	208
4.125% due 10/07/2051	488	285
BNP Paribas SA
1.323% due 01/13/2027 •	1,304	1,168
2.219% due 06/09/2026 •	450	420
3.800% due 01/10/2024	10	10
4.400% due 08/14/2028	2,355	2,191
BPCE SA
1.000% due 01/20/2026	340	304
1.652% due 10/06/2026 •	145	132
Brighthouse Financial Global Funding 1.550% due 05/24/2026	260	230
Brookfield Finance, Inc.
3.625% due 02/15/2052	733	457
3.900% due 01/25/2028	1,123	1,035
4.850% due 03/29/2029	1,749	1,657
Brown & Brown, Inc.
2.375% due 03/15/2031	146	113
4.950% due 03/17/2052	100	80
Capital One Financial Corp.
1.878% due 11/02/2027 •	385	335
2.636% due 03/03/2026 •	520	491
4.985% due 07/24/2026 •	120	116
5.247% due 07/26/2030 •	178	165
5.268% due 05/10/2033 •	145	128

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Charles Schwab Corp.
1.650% due 03/11/2031	3,448	2,555
1.950% due 12/01/2031	164	121
2.000% due 03/20/2028	10	8
2.300% due 05/13/2031	10	8
2.900% due 03/03/2032	100	79
5.875% due 08/24/2026	1,270	1,266
China Cinda Finance Ltd. 4.250% due 04/23/2025	212	205
Chubb INA Holdings, Inc. 1.375% due 09/15/2030	60	46
Citigroup, Inc.
2.561% due 05/01/2032 •(g)	1,500	1,162
2.572% due 06/03/2031 •(g)	500	399
3.057% due 01/25/2033 •(g)	168	133
3.400% due 05/01/2026	500	470
3.668% due 07/24/2028 •	535	491
3.700% due 01/12/2026	100	95
3.887% due 01/10/2028 •	2,877	2,683
6.270% due 11/17/2033 •(g)	804	802
Citizens Bank NA 3.750% due 02/18/2026	80	74
Citizens Financial Group, Inc. 3.250% due 04/30/2030	10	8
Commonwealth Bank of Australia
2.688% due 03/11/2031 (e)	1,524	1,161
3.743% due 09/12/2039 (e)	908	637
5.316% due 03/13/2026	1,026	1,022
Cooperatieve Rabobank UA
1.980% due 12/15/2027 •	110	96
3.750% due 07/21/2026	385	359
5.800% due 09/30/2110	3	3
Corebridge Financial, Inc.
3.500% due 04/04/2025	1,132	1,086
3.650% due 04/05/2027	975	903
3.850% due 04/05/2029	436	392
3.900% due 04/05/2032	196	165
4.400% due 04/05/2052	100	73
Credit Agricole SA
1.247% due 01/26/2027 •	1,030	920
1.907% due 06/16/2026 •	51	47
Credit Suisse AG 1.250% due 08/07/2026	360	315
Crown Castle, Inc.
1.350% due 07/15/2025	23	21
2.100% due 04/01/2031	20	15
2.250% due 01/15/2031	1,072	833
2.500% due 07/15/2031	10	8
2.900% due 03/15/2027	662	601
2.900% due 04/01/2041	172	111
3.100% due 11/15/2029	1,400	1,192
3.250% due 01/15/2051	27	16
3.300% due 07/01/2030	100	84
4.300% due 02/15/2029	729	674
4.450% due 02/15/2026	1,079	1,045
CubeSmart LP 3.000% due 02/15/2030	56	47
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026	385	361
Danske Bank AS
3.244% due 12/20/2025 •	1,495	1,432
5.375% due 01/12/2024	846	843
Deutsche Bank AG
2.129% due 11/24/2026 •(g)	1,698	1,536
3.961% due 11/26/2025 •	349	337
4.100% due 01/13/2026	1,030	977
7.079% due 02/10/2034 •	936	847
Digital Realty Trust LP
3.600% due 07/01/2029	730	646
3.700% due 08/15/2027	51	47
Discover Bank 4.650% due 09/13/2028	1,862	1,664
DNB Bank ASA 1.535% due 05/25/2027 •	1,701	1,503
Empower Finance LP
1.776% due 03/17/2031	61	46
3.075% due 09/17/2051	2,098	1,258
Enstar Group Ltd. 3.100% due 09/01/2031	436	329
Equinix, Inc.
1.450% due 05/15/2026	10	9
2.150% due 07/15/2030	568	447
2.625% due 11/18/2024	50	48
3.000% due 07/15/2050	789	466

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

3.200% due 11/18/2029	1,448	1,241
Equitable Holdings, Inc. 5.000% due 04/20/2048	1,141	920
Essex Portfolio LP
2.650% due 03/15/2032	2,421	1,866
3.500% due 04/01/2025	50	48
Extra Space Storage LP 2.350% due 03/15/2032	1,884	1,426
F&G Global Funding
1.750% due 06/30/2026	135	119
2.300% due 04/11/2027	515	450
Fairfax Financial Holdings Ltd. 5.625% due 08/16/2032	1,276	1,193
Federation des Caisses Desjardins du Quebec 5.700% due 03/14/2028	2,445	2,415
Fidelity National Financial, Inc. 3.200% due 09/17/2051	313	173
Fifth Third Bacorp 4.055% due 04/25/2028 •	1,610	1,482
First American Financial Corp. 4.000% due 05/15/2030	53	45
First-Citizens Bank & Trust Co. 2.969% due 09/27/2025 •	50	48
FS KKR Capital Corp.
1.650% due 10/12/2024	265	252
3.125% due 10/12/2028	183	149
3.400% due 01/15/2026	277	254
GA Global Funding Trust
0.800% due 09/13/2024	134	127
1.950% due 09/15/2028	181	149
2.250% due 01/06/2027	524	460
GAIF Bond Issuer Pty. Ltd. 3.400% due 09/30/2026	30	28
GATX Corp.
3.500% due 06/01/2032	50	41
4.700% due 04/01/2029	1,662	1,552
General Motors Financial Co., Inc.
1.050% due 03/08/2024	734	718
1.250% due 01/08/2026	1,924	1,720
1.500% due 06/10/2026	1,210	1,070
2.350% due 01/08/2031	150	114
2.750% due 06/20/2025	10	9
4.300% due 04/06/2029	52	47
5.100% due 01/17/2024	10	10
5.850% due 04/06/2030	100	96
Global Atlantic Fin Co. 3.125% due 06/15/2031	100	71
Globe Life, Inc. 4.800% due 06/15/2032	100	92
GLP Capital LP
3.250% due 01/15/2032	100	78
4.000% due 01/15/2030	1,579	1,341
4.000% due 01/15/2031	518	432
5.300% due 01/15/2029	1,099	1,020
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •	1,491	1,328
1.948% due 10/21/2027 •	2,298	2,030
1.992% due 01/27/2032 •	4,430	3,323
2.600% due 02/07/2030	10	8
2.615% due 04/22/2032 •	2,611	2,041
2.640% due 02/24/2028 •	863	770
3.102% due 02/24/2033 •	958	766
3.615% due 03/15/2028 •	51	47
3.800% due 03/15/2030	10	9
4.017% due 10/31/2038 •	55	43
4.482% due 08/23/2028 •	1,709	1,618
Guardian Life Global Funding 1.625% due 09/16/2028	663	554
Guardian Life Insurance Co. of America 4.850% due 01/24/2077	1,550	1,167
Highwoods Realty LP 3.050% due 02/15/2030	1,152	887
Host Hotels & Resorts LP
3.875% due 04/01/2024	246	243
4.500% due 02/01/2026	260	249
HSBC Holdings PLC
1.589% due 05/24/2027 •	1,650	1,455
2.206% due 08/17/2029 •	142	117
2.357% due 08/18/2031 •	146	112
2.871% due 11/22/2032 •	61	47
3.900% due 05/25/2026	1,205	1,141
3.973% due 05/22/2030 •	2,738	2,409
4.300% due 03/08/2026	1,196	1,149
4.583% due 06/19/2029 •	1,979	1,830

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

6.254% due 03/09/2034 •	2,016	1,972
Hudson Pacific Properties LP 5.950% due 02/15/2028	288	241
Huntington National Bank 5.699% due 11/18/2025 •	415	406
Hutchison Whampoa International Ltd. 7.450% due 11/24/2033	1,468	1,636
ING Groep NV 4.017% due 03/28/2028 •	60	56
Intercontinental Exchange, Inc. 5.200% due 06/15/2062	100	88
Intesa Sanpaolo SpA
6.625% due 06/20/2033	1,020	960
7.000% due 11/21/2025	100	101
7.778% due 06/20/2054 •	110	99
8.248% due 11/21/2033 •	618	623
Invitation Homes Operating Partnership LP 2.000% due 08/15/2031	1,091	808
Jackson National Life Global Funding 1.750% due 01/12/2025	200	188
JPMorgan Chase & Co.
1.045% due 11/19/2026 •	100	90
1.470% due 09/22/2027 •	1,473	1,291
1.561% due 12/10/2025 •	446	422
1.764% due 11/19/2031 •	742	559
2.005% due 03/13/2026 •	2,417	2,277
2.580% due 04/22/2032 •	3,823	3,017
2.947% due 02/24/2028 •	1,176	1,067
2.950% due 10/01/2026	932	863
2.963% due 01/25/2033 •	1,481	1,180
3.509% due 01/23/2029 •	693	629
4.005% due 04/23/2029 •	50	46
4.080% due 04/26/2026 •	393	382
4.323% due 04/26/2028 •	773	734
4.565% due 06/14/2030 •	818	763
4.586% due 04/26/2033 •	100	90
4.851% due 07/25/2028 •	672	648
4.912% due 07/25/2033 •	2,827	2,602
5.400% due 01/06/2042	668	625
Key Corp. 3.878% due 05/23/2025 •	76	73
Kilroy Realty LP 4.375% due 10/01/2025	370	355
Kimco Realty OP LLC 2.250% due 12/01/2031	594	447
KKR Group Finance Co. LLC 3.250% due 12/15/2051	1,634	958
Lazard Group LLC 3.750% due 02/13/2025	2,238	2,163
Liberty Mutual Group, Inc.
3.951% due 10/15/2050	1,554	1,046
5.500% due 06/15/2052	687	590
Lloyds Banking Group PLC
3.750% due 01/11/2027	1,751	1,631
3.750% due 03/18/2028 •	51	47
3.870% due 07/09/2025 •	757	742
LSEGA Financing PLC
2.000% due 04/06/2028	1,803	1,533
3.200% due 04/06/2041	320	223
Macquarie Group Ltd.
1.935% due 04/14/2028 •	1,146	986
3.763% due 11/28/2028 •	60	55
Manulife Financial Corp. 4.150% due 03/04/2026	902	872
Marsh & McLennan Cos., Inc.
2.375% due 12/15/2031	100	79
4.350% due 01/30/2047	366	293
4.900% due 03/15/2049	330	287
6.250% due 11/01/2052	110	113
MassMutual Global Funding 4.150% due 08/26/2025	407	396
Mastercard, Inc. 4.875% due 03/09/2028	956	949
Meiji Yasuda Life Insurance Co. 5.200% due 10/20/2045 •	49	48
MET Tower Global Funding 1.250% due 09/14/2026	111	98
MetLife, Inc.
5.000% due 07/15/2052	100	86
9.250% due 04/08/2068	163	183
Metropolitan Life Global Funding
1.875% due 01/11/2027	3,002	2,663
5.150% due 03/28/2033	1,625	1,541

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Mitsubishi HC Capital, Inc. 5.080% due 09/15/2027	1,353	1,316
Mitsubishi UFJ Financial Group, Inc.
2.048% due 07/17/2030	2,890	2,254
2.309% due 07/20/2032 •	164	126
2.341% due 01/19/2028 •	1,325	1,179
3.195% due 07/18/2029	1,007	875
3.751% due 07/18/2039	120	94
4.788% due 07/18/2025 •	1,178	1,165
5.017% due 07/20/2028 •	658	637
5.719% due 02/20/2026 •	1,018	1,012
Mizuho Financial Group, Inc.
3.170% due 09/11/2027	60	54
5.414% due 09/13/2028 •	1,426	1,396
Morgan Stanley
1.928% due 04/28/2032 •	2,579	1,917
2.511% due 10/20/2032 •	119	91
2.630% due 02/18/2026 •	300	286
3.620% due 04/17/2025 •	531	523
3.622% due 04/01/2031 •	2,615	2,254
4.210% due 04/20/2028 •	1,036	974
4.679% due 07/17/2026 •	1,776	1,731
4.889% due 07/20/2033 •	1,834	1,667
5.050% due 01/28/2027 •	577	566
5.123% due 02/01/2029 •	1,271	1,224
5.164% due 04/20/2029 •	130	125
6.296% due 10/18/2028 •	46	46
National Australia Bank Ltd.
2.990% due 05/21/2031 (e)	100	78
3.347% due 01/12/2037 •(e)	110	84
Nationwide Building Society
2.972% due 02/16/2028 •	50	45
3.960% due 07/18/2030 •	1,443	1,271
Nationwide Mutual Insurance Co.
4.350% due 04/30/2050	1,716	1,229
4.950% due 04/22/2044	54	42
NatWest Group PLC
3.032% due 11/28/2035 •	202	152
4.269% due 03/22/2025 •	694	687
4.892% due 05/18/2029 •	3,965	3,711
New York Life Global Funding 2.350% due 07/14/2026	100	92
New York Life Insurance Co.
3.750% due 05/15/2050	135	93
4.450% due 05/15/2069	169	125
6.750% due 11/15/2039	515	541
Nippon Life Insurance Co.
2.900% due 09/16/2051 •	588	462
3.400% due 01/23/2050 •	691	583
5.100% due 10/16/2044 •	333	327
Nissan Motor Acceptance Co. LLC
1.125% due 09/16/2024	100	95
1.850% due 09/16/2026	125	109
2.000% due 03/09/2026	1,446	1,293
2.450% due 09/15/2028	100	81
Nomura Holdings, Inc.
2.172% due 07/14/2028	57	47
2.329% due 01/22/2027	1,998	1,759
2.648% due 01/16/2025	1,642	1,567
NongHyup Bank 1.250% due 07/20/2025	37	34
Nordea Bank Abp
1.500% due 09/30/2026	55	48
5.375% due 09/22/2027	1,044	1,020
Norinchukin Bank
4.867% due 09/14/2027 (d)	739	718
5.071% due 09/14/2032	47	45
5.430% due 03/09/2028 (d)	1,243	1,231
Northwestern Mutual Global Funding
0.800% due 01/14/2026	340	305
4.000% due 07/01/2025	20	19
Nuveen Finance LLC 4.125% due 11/01/2024	877	854
Oversea-Chinese Banking Corp. Ltd. 1.832% due 09/10/2030 •(e)	336	309
Pacific Life Global Funding 1.600% due 09/21/2028	3,123	2,553
Pacific LifeCorp 5.400% due 09/15/2052	719	643
PNC Financial Services Group, Inc.
5.068% due 01/24/2034 •	1,450	1,316
5.354% due 12/02/2028 •	47	45
5.582% due 06/12/2029 •	145	141

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Popular, Inc. 7.250% due 03/13/2028	1,761	1,758
Pricoa Global Funding 0.800% due 09/01/2025	1,353	1,234
Principal Life Global Funding 3.000% due 04/18/2026	864	802
Progressive Corp.
3.000% due 03/15/2032	777	652
3.700% due 03/15/2052	100	71
Prologis LP
3.000% due 04/15/2050	68	42
4.000% due 09/15/2028	1,698	1,586
Protective Life Global Funding
1.303% due 09/20/2026	738	646
1.646% due 01/13/2025	584	553
Prudential Financial, Inc.
3.000% due 03/10/2040	172	120
3.905% due 12/07/2047	135	98
Prudential Funding Asia PLC
3.125% due 04/14/2030	285	244
3.625% due 03/24/2032	589	502
Realty Income Corp.
3.250% due 01/15/2031	132	111
3.400% due 01/15/2028	595	542
4.700% due 12/15/2028	1,550	1,479
Regency Centers LP 2.950% due 09/15/2029	819	698
Reinsurance Group of America, Inc. 3.950% due 09/15/2026	973	920
Reliance Standard Life Global Funding 1.512% due 09/28/2026	157	136
Rexford Industrial Realty LP 2.150% due 09/01/2031	1,211	904
RGA Global Funding 2.000% due 11/30/2026	53	47
Royal Bank of Canada 3.625% due 05/04/2027	50	47
Sabra Health Care LP 3.200% due 12/01/2031	303	227
Santander Holdings USA, Inc.
2.490% due 01/06/2028 •	704	612
4.500% due 07/17/2025	1,069	1,037
6.499% due 03/09/2029 •	1,670	1,630
Santander U.K. Group Holdings PLC 1.673% due 06/14/2027 •	2,729	2,389
Scentre Group Trust 3.500% due 02/12/2025	50	48
SITE Centers Corp. 3.625% due 02/01/2025	258	246
SMBC Aviation Capital Finance DAC 1.900% due 10/15/2026	885	781
Societe Generale SA
1.488% due 12/14/2026 •	2,364	2,111
1.792% due 06/09/2027 •	105	93
2.797% due 01/19/2028 •	841	748
3.337% due 01/21/2033 •	702	545
4.250% due 04/14/2025	747	718
6.691% due 01/10/2034 •	592	575
Spirit Realty LP 4.450% due 09/15/2026	500	475
Standard Chartered PLC
2.678% due 06/29/2032 •	84	64
2.819% due 01/30/2026 •	3,042	2,895
4.644% due 04/01/2031 •	1,442	1,298
State Street Corp.
5.751% due 11/04/2026 •	1,070	1,067
5.820% due 11/04/2028 •	1,180	1,182
Stellantis Finance U.S., Inc. 1.711% due 01/29/2027	137	119
Sumitomo Mitsui Financial Group, Inc.
2.222% due 09/17/2031	1,726	1,310
2.472% due 01/14/2029	564	476
2.750% due 01/15/2030	3,002	2,483
4.306% due 10/16/2028	50	47
5.766% due 01/13/2033	47	46
Sumitomo Mitsui Trust Bank Ltd. 4.950% due 09/15/2027	2,006	1,957
Sun Communities Operating LP 2.300% due 11/01/2028	56	47
SVB Financial Group 1.800% due 02/02/2031 ^(a)	1	1
Synchrony Financial
2.875% due 10/28/2031	2,053	1,456
5.150% due 03/19/2029	122	109

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Teachers Insurance & Annuity Association of America 6.850% due 12/16/2039	1	1
Toronto-Dominion Bank
3.200% due 03/10/2032	1,950	1,597
4.108% due 06/08/2027	49	46
Toyota Motor Credit Corp. 6.060% due 12/11/2023 •	882	883
Truist Financial Corp.
1.125% due 08/03/2027	15	13
4.260% due 07/28/2026 •	340	327
U.S. Bancorp
4.548% due 07/22/2028 •	270	254
5.727% due 10/21/2026 •	610	605
UBS AG
1.250% due 06/01/2026	590	524
4.500% due 06/26/2048	473	393
UBS Group AG
1.305% due 02/02/2027 •	297	264
2.193% due 06/05/2026 •	2,051	1,908
3.126% due 08/13/2030 •	55	46
4.125% due 09/24/2025	1,855	1,779
4.194% due 04/01/2031 •	2,160	1,887
4.751% due 05/12/2028 •	715	676
4.875% due 05/15/2045	812	667
6.373% due 07/15/2026 •	359	358
6.442% due 08/11/2028 •	347	347
6.537% due 08/12/2033 •	802	793
UDR, Inc.
2.100% due 08/01/2032	1,891	1,367
3.000% due 08/15/2031	100	81
UniCredit SpA
1.982% due 06/03/2027 •	140	124
2.569% due 09/22/2026 •	52	48
3.127% due 06/03/2032 •	145	111
USAA Capital Corp. 2.125% due 05/01/2030	57	46
VICI Properties LP
4.625% due 12/01/2029	4,186	3,718
5.125% due 05/15/2032	51	46
5.625% due 05/15/2052	882	731
Visa, Inc.
1.900% due 04/15/2027	247	222
2.700% due 04/15/2040	164	116
Wells Fargo & Co.
3.068% due 04/30/2041 •	63	42
3.526% due 03/24/2028 •	1,293	1,188
3.908% due 04/25/2026 •	1,825	1,759
4.150% due 01/24/2029	769	706
4.611% due 04/25/2053 •	322	252
4.808% due 07/25/2028 •	1,806	1,724
4.897% due 07/25/2033 •	5,202	4,710
5.013% due 04/04/2051 •	800	673
Welltower OP LLC 4.250% due 04/15/2028	1,119	1,044
Westpac Banking Corp.
2.150% due 06/03/2031	110	88
2.700% due 08/19/2026	180	167
2.894% due 02/04/2030 •(e)	10	9
2.963% due 11/16/2040 (e)	158	96
3.020% due 11/18/2036 •(e)	60	44
5.405% due 08/10/2033 •(e)	51	46
Weyerhaeuser Co.
6.875% due 12/15/2033	367	382
7.375% due 03/15/2032	1,181	1,284
Willis North America, Inc. 4.650% due 06/15/2027	1,936	1,854

		314,161

INDUSTRIALS 46.2%
7-Eleven, Inc.
0.800% due 02/10/2024	10	10
0.950% due 02/10/2026	1,822	1,631
AbbVie, Inc.
2.950% due 11/21/2026	1,639	1,522
3.200% due 05/14/2026	25	24
3.800% due 03/15/2025	214	208
3.850% due 06/15/2024	152	150
4.050% due 11/21/2039	1,775	1,453
4.400% due 11/06/2042	52	43
4.550% due 03/15/2035	977	889
4.700% due 05/14/2045	3,418	2,915
4.850% due 06/15/2044	27	23

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Activision Blizzard, Inc. 1.350% due 09/15/2030	10	8
Aetna, Inc. 3.875% due 08/15/2047	841	590
Agilent Technologies, Inc. 2.300% due 03/12/2031	10	8
Aker BP ASA
2.000% due 07/15/2026	1,066	952
3.100% due 07/15/2031	80	64
Alcon Finance Corp. 2.600% due 05/27/2030	2,115	1,744
Alibaba Group Holding Ltd.
3.400% due 12/06/2027	932	858
3.600% due 11/28/2024	966	941
4.400% due 12/06/2057	346	239
Allegion PLC 3.500% due 10/01/2029	54	47
Alphabet, Inc. 0.450% due 08/15/2025	283	259
Amazon.com, Inc.
2.100% due 05/12/2031	4,478	3,593
2.700% due 06/03/2060	1,638	928
3.100% due 05/12/2051	140	92
3.250% due 05/12/2061	143	92
3.875% due 08/22/2037	1,752	1,497
4.100% due 04/13/2062	116	88
Amcor Flexibles North America, Inc. 2.690% due 05/25/2031	40	32
America Movil SAB de CV 3.625% due 04/22/2029	914	826
Amgen, Inc.
3.000% due 02/22/2029	100	89
3.150% due 02/21/2040	3,703	2,616
3.200% due 11/02/2027	353	324
3.625% due 05/22/2024	610	602
4.200% due 02/22/2052	100	75
4.400% due 05/01/2045	1,389	1,102
4.400% due 02/22/2062	172	128
4.663% due 06/15/2051	324	262
4.950% due 10/01/2041	455	396
5.150% due 03/02/2028	932	917
5.250% due 03/02/2025	432	429
5.750% due 03/02/2063	68	63
Amphenol Corp. 2.800% due 02/15/2030	160	136
AngloGold Ashanti Holdings PLC 3.750% due 10/01/2030	741	597
Anheuser-Busch Cos. LLC
4.700% due 02/01/2036	1,135	1,041
4.900% due 02/01/2046	3,675	3,205
Anheuser-Busch InBev Finance, Inc. 4.900% due 02/01/2046	30	26
Anheuser-Busch InBev Worldwide, Inc.
4.000% due 04/13/2028	49	46
5.450% due 01/23/2039	637	616
5.800% due 01/23/2059	140	137
Apache Corp. 5.100% due 09/01/2040	77	61
Apple, Inc.
1.200% due 02/08/2028	10	9
1.650% due 05/11/2030	1,756	1,425
2.200% due 09/11/2029	10	9
2.375% due 02/08/2041	120	80
2.800% due 02/08/2061	73	43
2.850% due 08/05/2061	172	102
3.250% due 02/23/2026	2,300	2,198
3.350% due 08/08/2032 (d)	925	816
3.450% due 05/06/2024	149	147
3.850% due 08/04/2046	1,692	1,341
3.950% due 08/08/2052	1,037	814
4.650% due 02/23/2046	1,208	1,077
Aptiv PLC 2.396% due 02/18/2025	128	122
ArcelorMittal SA 4.250% due 07/16/2029	52	49
Ashtead Capital, Inc.
4.250% due 11/01/2029	102	90
5.500% due 08/11/2032	1,243	1,150
Astrazeneca Finance LLC
1.750% due 05/28/2028	55	47
2.250% due 05/28/2031	10	8
AstraZeneca PLC
0.700% due 04/08/2026	81	72
1.375% due 08/06/2030	1,131	878

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

4.000% due 01/17/2029	643	606
6.450% due 09/15/2037	2,413	2,609
Autodesk, Inc. 2.850% due 01/15/2030	55	47
Bacardi Ltd.
2.750% due 07/15/2026	100	92
4.450% due 05/15/2025	10	10
5.300% due 05/15/2048	40	35
BAE Systems Holdings, Inc. 3.850% due 12/15/2025	409	393
BAE Systems PLC
1.900% due 02/15/2031	1,429	1,104
3.400% due 04/15/2030	891	777
Baidu, Inc.
1.720% due 04/09/2026	53	48
4.125% due 06/30/2025	46	45
BAT Capital Corp.
3.222% due 08/15/2024	261	255
4.540% due 08/15/2047	874	602
Bayer U.S. Finance LLC
4.250% due 12/15/2025	1,568	1,510
4.375% due 12/15/2028	944	878
4.875% due 06/25/2048	1,349	1,077
Becton Dickinson & Co.
1.957% due 02/11/2031	60	47
2.823% due 05/20/2030	3,163	2,665
4.298% due 08/22/2032	49	44
Berry Global, Inc. 4.875% due 07/15/2026	2,068	1,982
BMW U.S. Capital LLC
2.550% due 04/01/2031	55	45
3.300% due 04/06/2027	50	47
3.900% due 04/09/2025	10	10
4.150% due 04/09/2030	1,066	987
Boardwalk Pipelines LP 3.400% due 02/15/2031	1,175	977
Boeing Co.
2.196% due 02/04/2026	3,070	2,820
2.750% due 02/01/2026	10	9
3.100% due 05/01/2026	10	9
3.625% due 02/01/2031	1,300	1,124
3.950% due 08/01/2059	2,425	1,612
5.705% due 05/01/2040	842	777
Boston Scientific Corp.
1.900% due 06/01/2025	10	9
4.550% due 03/01/2039	1,871	1,612
6.500% due 11/15/2035	93	98
BP Capital Markets America, Inc.
3.119% due 05/04/2026	254	240
3.937% due 09/21/2028	300	281
Braskem Netherlands Finance BV 4.500% due 01/10/2028	90	80
Bristol-Myers Squibb Co.
3.400% due 07/26/2029	500	453
3.900% due 02/20/2028	2,020	1,910
4.350% due 11/15/2047	1,887	1,530
4.550% due 02/20/2048	8	7
5.875% due 11/15/2036	138	137
Broadcom, Inc.
1.950% due 02/15/2028	1,053	898
2.600% due 02/15/2033	748	558
3.137% due 11/15/2035	770	562
3.187% due 11/15/2036	1,426	1,024
3.419% due 04/15/2033	761	609
3.469% due 04/15/2034	806	633
4.000% due 04/15/2029	624	563
4.150% due 04/15/2032	347	301
4.926% due 05/15/2037	1,342	1,157
Broadridge Financial Solutions, Inc. 2.900% due 12/01/2029	1,333	1,128
Cameron LNG LLC 3.701% due 01/15/2039	1,554	1,198
Canadian Natural Resources Ltd.
3.900% due 02/01/2025	1,121	1,089
6.450% due 06/30/2033	45	45
Canadian Pacific Railway Co.
2.050% due 03/05/2030	1,027	830
3.100% due 12/02/2051	1,392	872
3.500% due 05/01/2050	1,521	1,044
Carrier Global Corp.
2.242% due 02/15/2025	2	2
2.700% due 02/15/2031	10	8
2.722% due 02/15/2030	2,571	2,144
3.577% due 04/05/2050	453	306

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Caterpillar, Inc. 5.300% due 09/15/2035	30	30
CDW LLC
2.670% due 12/01/2026	53	48
3.276% due 12/01/2028	50	43
4.125% due 05/01/2025	96	93
Cenovus Energy, Inc. 6.750% due 11/15/2039	112	112
Centene Corp.
3.000% due 10/15/2030	57	46
4.250% due 12/15/2027	51	47
4.625% due 12/15/2029	2,300	2,074
CenterPoint Energy Resources Corp. 1.750% due 10/01/2030	149	115
CH Robinson Worldwide, Inc. 4.200% due 04/15/2028	50	47
Charter Communications Operating LLC
2.250% due 01/15/2029	227	185
2.300% due 02/01/2032	392	286
3.950% due 06/30/2062	1,297	737
4.800% due 03/01/2050	2,561	1,793
4.908% due 07/23/2025	2,938	2,872
Cheniere Corpus Christi Holdings LLC 3.700% due 11/15/2029	129	115
Cheniere Energy Partners LP 3.250% due 01/31/2032	3,025	2,408
Choice Hotels International, Inc. 3.700% due 01/15/2031	50	42
Cigna Group
3.400% due 03/01/2027	3,639	3,389
4.125% due 11/15/2025	10	10
4.500% due 02/25/2026	10	10
Clorox Co. 3.100% due 10/01/2027	804	736
Coca-Cola Co.
1.375% due 03/15/2031	56	43
2.125% due 09/06/2029	139	119
2.500% due 06/01/2040	522	356
3.450% due 03/25/2030	260	236
Comcast Corp.
2.887% due 11/01/2051	1,800	1,062
2.937% due 11/01/2056	150	85
2.987% due 11/01/2063	1,620	897
3.200% due 07/15/2036	434	335
3.950% due 10/15/2025	121	117
5.250% due 11/07/2025	100	100
5.350% due 11/15/2027	1,941	1,941
5.500% due 11/15/2032	1,279	1,265
Conagra Brands, Inc. 4.300% due 05/01/2024	1,372	1,358
Constellation Brands, Inc.
2.875% due 05/01/2030	864	726
3.150% due 08/01/2029	1,693	1,485
4.100% due 02/15/2048	179	134
5.250% due 11/15/2048	1,452	1,289
Continental Resources, Inc.
2.268% due 11/15/2026	759	673
3.800% due 06/01/2024	50	49
4.375% due 01/15/2028	100	93
5.750% due 01/15/2031	1,583	1,488
Corning, Inc. 5.450% due 11/15/2079	908	764
Corp. Nacional del Cobre de Chile
3.150% due 01/14/2030	210	178
4.500% due 09/16/2025	12	12
5.950% due 01/08/2034	1,000	970
Cox Communications, Inc. 1.800% due 10/01/2030	3,301	2,504
CRH America Finance, Inc. 3.400% due 05/09/2027	576	532
CSL Finanace PLC Co. 4.050% due 04/27/2029	50	47
CSX Corp.
2.400% due 02/15/2030	300	250
6.220% due 04/30/2040	1,134	1,163
CVS Health Corp.
1.750% due 08/21/2030	10	8
3.000% due 08/15/2026	20	19
3.250% due 08/15/2029	1,214	1,063
3.375% due 08/12/2024	1,000	978
3.625% due 04/01/2027	567	530
3.750% due 04/01/2030	939	830
4.125% due 04/01/2040	164	128
5.050% due 03/25/2048	2,544	2,116

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

5.125% due 07/20/2045	1,559	1,313
DCP Midstream Operating LP 5.375% due 07/15/2025	48	47
Dell International LLC
4.000% due 07/15/2024	10	10
8.100% due 07/15/2036	507	568
Delta Air Lines, Inc.
4.750% due 10/20/2028	10	10
7.000% due 05/01/2025	2,959	2,992
Diageo Capital PLC
5.300% due 10/24/2027	646	645
5.500% due 01/24/2033	45	45
Diamondback Energy, Inc. 6.250% due 03/15/2033	91	91
Discovery Communications LLC
4.000% due 09/15/2055	740	445
4.650% due 05/15/2050	169	120
DT Midstream, Inc. 4.300% due 04/15/2032	142	121
Eastern Energy Gas Holdings LLC 3.600% due 12/15/2024	353	342
eBay, Inc.
2.700% due 03/11/2030	708	589
5.900% due 11/22/2025	533	534
6.300% due 11/22/2032	1,239	1,263
Electronic Arts, Inc. 1.850% due 02/15/2031	974	757
Elevance Health, Inc.
2.250% due 05/15/2030	2,031	1,653
2.550% due 03/15/2031	50	41
3.700% due 09/15/2049	10	7
4.100% due 05/15/2032	51	45
4.550% due 03/01/2048	733	596
4.850% due 08/15/2054	888	707
5.350% due 10/15/2025	171	170
5.950% due 12/15/2034	22	22
Eli Lilly & Co.
2.750% due 06/01/2025	615	590
4.150% due 03/15/2059	957	760
5.950% due 11/15/2037	362	372
Enbridge, Inc.
2.500% due 01/15/2025	1,938	1,853
2.500% due 08/01/2033	1,821	1,352
3.125% due 11/15/2029	40	35
Energy Transfer LP
4.050% due 03/15/2025	152	148
4.200% due 04/15/2027	268	253
4.950% due 05/15/2028	1,765	1,690
5.300% due 04/15/2047	875	712
5.500% due 06/01/2027	368	362
5.875% due 01/15/2024	10	10
6.250% due 04/15/2049	1,057	971
Entergy Louisiana LLC 4.200% due 09/01/2048	2,916	2,218
Enterprise Products Operating LLC
3.200% due 02/15/2052	615	393
3.750% due 02/15/2025	1,700	1,652
4.200% due 01/31/2050	1,629	1,259
4.250% due 02/15/2048	10	8
EQT Corp.
3.900% due 10/01/2027	50	46
5.000% due 01/15/2029	1,492	1,404
5.700% due 04/01/2028	755	741
Equifax, Inc.
5.100% due 12/15/2027	1,362	1,324
7.000% due 07/01/2037	397	399
Equinor ASA
2.375% due 05/22/2030	3,145	2,643
3.625% due 04/06/2040	15	12
3.700% due 04/06/2050	151	110
7.150% due 11/15/2025	26	27
ERAC USA Finance LLC
3.300% due 12/01/2026	152	141
4.200% due 11/01/2046	277	213
7.000% due 10/15/2037	318	345
Essential Utilities, Inc. 2.704% due 04/15/2030	56	46
Estee Lauder Cos., Inc. 4.375% due 05/15/2028	1,700	1,638
Evernorth Health, Inc. 3.500% due 06/15/2024	170	167
Expedia Group, Inc. 6.250% due 05/01/2025	10	10

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Exxon Mobil Corp. 3.176% due 03/15/2024	13	13
FedEx Corp.
3.250% due 04/01/2026	812	771
4.250% due 05/15/2030	50	46
Fidelity National Information Services, Inc.
1.150% due 03/01/2026	134	120
2.250% due 03/01/2031	1,447	1,133
4.700% due 07/15/2027	354	343
5.100% due 07/15/2032	100	95
5.625% due 07/15/2052	100	91
Fiserv, Inc.
2.250% due 06/01/2027	10	9
2.650% due 06/01/2030	141	116
3.200% due 07/01/2026	1,035	968
3.500% due 07/01/2029	677	604
Fortune Brands Innovations, Inc.
4.000% due 03/25/2032	168	143
4.500% due 03/25/2052	100	74
Fox Corp.
4.709% due 01/25/2029	49	46
5.476% due 01/25/2039	100	86
5.576% due 01/25/2049	1,345	1,128
Freeport-McMoRan, Inc.
4.125% due 03/01/2028	2,505	2,298
4.625% due 08/01/2030	101	91
Fresenius Medical Care U.S. Finance, Inc. 2.375% due 02/16/2031	50	36
GE Capital Funding LLC 3.450% due 05/15/2025	221	212
General Mills, Inc. 2.875% due 04/15/2030	1,634	1,382
General Motors Co.
5.400% due 04/01/2048	1,403	1,110
6.600% due 04/01/2036	10	10
6.750% due 04/01/2046	46	43
6.800% due 10/01/2027 (g)	981	1,002
Gilead Sciences, Inc.
2.800% due 10/01/2050	181	109
3.650% due 03/01/2026	180	172
Glencore Funding LLC
1.625% due 09/01/2025	10	9
2.625% due 09/23/2031	100	77
2.850% due 04/27/2031	452	359
3.875% due 10/27/2027	100	93
3.875% due 04/27/2051	10	7
4.125% due 03/12/2024	120	119
5.400% due 05/08/2028	2,529	2,467
Global Payments, Inc.
2.900% due 05/15/2030	2,448	2,009
4.150% due 08/15/2049	172	118
4.950% due 08/15/2027	845	813
5.300% due 08/15/2029	446	426
5.950% due 08/15/2052	100	90
Graphic Packaging International LLC
0.821% due 04/15/2024	157	152
1.512% due 04/15/2026	234	209
GS Caltex Corp. 3.000% due 06/04/2024	298	292
Haleon U.S. Capital LLC 3.375% due 03/24/2027	2,855	2,650
Harley-Davidson Financial Services, Inc. 6.500% due 03/10/2028	956	946
Hasbro, Inc.
3.550% due 11/19/2026	10	9
3.900% due 11/19/2029	1,066	944
HCA, Inc.
3.125% due 03/15/2027	163	148
3.500% due 09/01/2030	8	7
3.625% due 03/15/2032	335	278
4.125% due 06/15/2029	1,117	1,012
4.375% due 03/15/2042	1,074	823
5.000% due 03/15/2024	661	658
5.250% due 06/15/2049	2,693	2,216
5.875% due 02/01/2029	60	59
Hess Corp. 5.800% due 04/01/2047	596	544
Home Depot, Inc.
3.125% due 12/15/2049	2,261	1,476
4.250% due 04/01/2046	7	6
4.500% due 09/15/2032 (d)	1,881	1,776
4.500% due 12/06/2048	70	59
4.950% due 09/15/2052	500	448

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Humana, Inc.
3.125% due 08/15/2029	75	66
3.700% due 03/23/2029	2,023	1,846
5.750% due 03/01/2028	530	532
5.875% due 03/01/2033	1,104	1,098
8.150% due 06/15/2038	349	395
Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028	1,421	1,195
Hyatt Hotels Corp.
1.800% due 10/01/2024	100	96
4.850% due 03/15/2026	100	98
5.375% due 04/23/2025	108	107
5.750% due 01/30/2027	2,300	2,286
Hyundai Capital America
0.800% due 01/08/2024	129	127
0.875% due 06/14/2024	210	203
1.000% due 09/17/2024	854	814
1.500% due 06/15/2026	557	495
1.650% due 09/17/2026	1,244	1,098
1.800% due 10/15/2025	133	122
2.000% due 06/15/2028	646	537
2.100% due 09/15/2028	251	208
Illumina, Inc. 2.550% due 03/23/2031	1,051	817
Imperial Brands Finance PLC
3.125% due 07/26/2024	551	537
3.500% due 07/26/2026	1,079	1,010
6.125% due 07/27/2027	403	402
Indonesia Asahan Aluminium Persero PT 5.710% due 11/15/2023	305	305
Infor, Inc. 1.750% due 07/15/2025	15	14
Intel Corp.
3.100% due 02/15/2060	1,600	923
4.600% due 03/25/2040	190	165
4.875% due 02/10/2028	918	901
International Business Machines Corp.
4.400% due 07/27/2032	640	589
4.900% due 07/27/2052	1,284	1,087
5.600% due 11/30/2039	29	28
International Flavors & Fragrances, Inc. 4.450% due 09/26/2028	906	833
JDE Peet's NV
0.800% due 09/24/2024	1,182	1,122
2.250% due 09/24/2031	165	123
Kenvue, Inc. 5.050% due 03/22/2028	1,634	1,613
Keurig Dr Pepper, Inc.
4.050% due 04/15/2032	1,893	1,675
4.417% due 05/25/2025	34	33
4.500% due 04/15/2052	908	718
Kia Corp. 1.000% due 04/16/2024	93	91
Kinder Morgan, Inc.
5.450% due 08/01/2052	794	676
5.550% due 06/01/2045	852	733
5.625% due 11/15/2023	520	520
KLA Corp. 4.650% due 07/15/2032	48	46
Kraft Heinz Foods Co.
4.875% due 10/01/2049	52	43
6.875% due 01/26/2039	952	999
7.125% due 08/01/2039	450	478
L3Harris Technologies, Inc.
3.850% due 12/15/2026	2,288	2,168
4.400% due 06/15/2028	15	14
Lafarge SA 7.125% due 07/15/2036	135	143
Leidos, Inc.
2.300% due 02/15/2031	992	763
4.375% due 05/15/2030	754	675
Lennar Corp. 5.250% due 06/01/2026	48	47
Lockheed Martin Corp. 3.900% due 06/15/2032	231	207
Lowe's Cos., Inc. 2.500% due 04/15/2026	352	327
LYB International Finance LLC 1.250% due 10/01/2025	114	104
Marathon Oil Corp. 4.400% due 07/15/2027	115	108
Marathon Petroleum Corp. 3.800% due 04/01/2028	2,153	1,981

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Marriott International, Inc.
2.750% due 10/15/2033	160	121
2.850% due 04/15/2031	140	113
4.625% due 06/15/2030	2,362	2,177
Marvell Technology, Inc. 2.450% due 04/15/2028	56	48
Masco Corp. 1.500% due 02/15/2028	57	48
Massachusetts Institute of Technology 3.885% due 07/01/2116	172	119
Mattel, Inc. 3.375% due 04/01/2026	115	106
McCormick & Co., Inc. 0.900% due 02/15/2026	1,331	1,193
McDonald's Corp.
3.500% due 07/01/2027	1,758	1,647
4.875% due 12/09/2045	1,898	1,645
5.700% due 02/01/2039	50	49
Mead Johnson Nutrition Co. 4.125% due 11/15/2025	156	151
Medtronic Global Holdings SCA 4.250% due 03/30/2028	2,172	2,080
Mercedes-Benz Finance North America LLC
1.450% due 03/02/2026	697	632
4.950% due 03/30/2025	1,676	1,662
Merck & Co., Inc.
1.700% due 06/10/2027	1,812	1,606
2.900% due 12/10/2061	2,044	1,178
3.400% due 03/07/2029	1,393	1,274
Meta Platforms, Inc.
3.850% due 08/15/2032	1,100	976
4.450% due 08/15/2052	950	753
4.650% due 08/15/2062	1,080	860
Micron Technology, Inc.
4.185% due 02/15/2027	1,176	1,107
5.327% due 02/06/2029	100	96
Microsoft Corp.
2.525% due 06/01/2050	4,127	2,516
2.675% due 06/01/2060	1,025	603
2.921% due 03/17/2052	60	39
Mondelez International Holdings Netherlands BV
1.250% due 09/24/2026	957	845
2.250% due 09/19/2024	26	25
4.250% due 09/15/2025	48	47
Mondelez International, Inc.
1.875% due 10/15/2032	85	64
6.500% due 11/01/2031	1,009	1,049
Moody's Corp.
3.100% due 11/29/2061	1,435	835
3.750% due 02/25/2052	172	122
Motorola Solutions, Inc.
2.300% due 11/15/2030	700	544
2.750% due 05/24/2031	146	115
5.500% due 09/01/2044	929	815
MPLX LP
1.750% due 03/01/2026	52	47
4.125% due 03/01/2027	1,561	1,478
4.700% due 04/15/2048	40	30
4.950% due 03/14/2052	779	610
5.200% due 03/01/2047	838	685
5.500% due 02/15/2049	122	103
MSCI, Inc. 3.875% due 02/15/2031	55	47
Nestle Holdings, Inc. 5.000% due 03/14/2028	784	780
Netflix, Inc.
3.625% due 06/15/2025	1,055	1,019
4.375% due 11/15/2026	28	27
4.875% due 04/15/2028	1,828	1,773
5.375% due 11/15/2029	990	967
5.875% due 02/15/2025	50	50
6.375% due 05/15/2029	45	47
NIKE, Inc. 3.250% due 03/27/2040	58	44
Nissan Motor Co. Ltd. 3.522% due 09/17/2025	128	121
Norfolk Southern Corp.
4.100% due 05/15/2121	67	44
5.590% due 05/17/2025	812	808
Northrop Grumman Corp. 3.850% due 04/15/2045	200	149
Novartis Capital Corp. 2.000% due 02/14/2027	50	45

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

NTT Finance Corp. 1.162% due 04/03/2026	120	108
NXP BV
2.500% due 05/11/2031	1,709	1,335
3.150% due 05/01/2027	132	120
4.300% due 06/18/2029	132	121
4.400% due 06/01/2027	100	95
5.000% due 01/15/2033	100	92
Occidental Petroleum Corp. 6.450% due 09/15/2036	1,534	1,508
OCI NV 6.700% due 03/16/2033	1,270	1,213
Open Text Corp. 6.900% due 12/01/2027	724	726
Oracle Corp.
1.650% due 03/25/2026 (g)	553	501
2.300% due 03/25/2028 (g)	1,886	1,635
3.950% due 03/25/2051 (g)	3,313	2,273
4.125% due 05/15/2045	1,899	1,378
4.900% due 02/06/2033	808	745
5.375% due 07/15/2040	60	53
5.800% due 11/10/2025 (g)	70	70
Otis Worldwide Corp.
2.056% due 04/05/2025	35	33
2.565% due 02/15/2030	10	8
Owens Corning 3.400% due 08/15/2026	100	94
Panasonic Holdings Corp. 2.679% due 07/19/2024	50	49
Paramount Global 4.750% due 05/15/2025	354	344
Penske Truck Leasing Co. LP
1.200% due 11/15/2025	514	463
1.700% due 06/15/2026	2	2
3.400% due 11/15/2026	125	115
PepsiCo, Inc.
2.850% due 02/24/2026	126	119
3.500% due 03/19/2040	56	43
3.900% due 07/18/2032	2,265	2,065
4.600% due 07/17/2045	738	633
Pertamina Persero PT
1.400% due 02/09/2026	340	307
6.000% due 05/03/2042	650	594
Pfizer Investment Enterprises Pte. Ltd. 4.650% due 05/19/2030	500	479
Philip Morris International, Inc.
1.750% due 11/01/2030	192	146
2.750% due 02/25/2026	158	148
3.375% due 08/11/2025	155	149
3.600% due 11/15/2023	438	437
3.875% due 08/21/2042	487	360
5.000% due 11/17/2025	349	345
5.625% due 11/17/2029	349	345
5.750% due 11/17/2032	349	341
6.375% due 05/16/2038	475	484
Phillips 66 Co. 2.450% due 12/15/2024	1,548	1,486
Pioneer Natural Resources Co.
1.125% due 01/15/2026	135	122
5.100% due 03/29/2026	1,688	1,667
Prosus NV
3.680% due 01/21/2030	1,005	811
4.027% due 08/03/2050	116	66
4.193% due 01/19/2032	180	144
4.987% due 01/19/2052	510	336
Qorvo, Inc.
1.750% due 12/15/2024	52	49
4.375% due 10/15/2029	50	44
QUALCOMM, Inc.
5.400% due 05/20/2033	839	842
6.000% due 05/20/2053	774	786
Quanta Services, Inc.
2.350% due 01/15/2032	1,457	1,094
2.900% due 10/01/2030	56	46
Ras Laffan Liquefied Natural Gas Co. Ltd. 5.838% due 09/30/2027	264	266
Reliance Industries Ltd.
3.625% due 01/12/2052	1,455	930
4.125% due 01/28/2025	203	198
Reliance Steel & Aluminum Co. 1.300% due 08/15/2025	178	163
RELX Capital, Inc.
3.000% due 05/22/2030	365	313
4.000% due 03/18/2029	1,503	1,402

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Renesas Electronics Corp.
1.543% due 11/26/2024	484	456
2.170% due 11/25/2026	1,161	1,024
Republic Services, Inc. 3.375% due 11/15/2027	949	877
Reynolds American, Inc. 4.450% due 06/12/2025	832	809
Rio Tinto Finance USA PLC 5.000% due 03/09/2033	1,650	1,586
Rogers Communications, Inc.
3.200% due 03/15/2027	800	732
5.000% due 03/15/2044	50	40
Royalty Pharma PLC
1.200% due 09/02/2025	26	24
3.300% due 09/02/2040	132	87
3.350% due 09/02/2051	184	107
3.550% due 09/02/2050	1,493	914
RTX Corp.
1.900% due 09/01/2031	59	45
4.125% due 11/16/2028	50	47
4.350% due 04/15/2047	145	113
4.800% due 12/15/2043	1,809	1,512
5.375% due 02/27/2053	300	272
S&P Global, Inc.
4.250% due 05/01/2029	1,508	1,424
4.750% due 08/01/2028	995	971
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030	122	112
Sands China Ltd.
2.550% due 03/08/2027 (d)	1,997	1,734
3.100% due 03/08/2029	895	741
4.300% due 01/08/2026	41	38
5.375% due 08/08/2025	13	13
Santos Finance Ltd. 3.649% due 04/29/2031	1,004	803
Saudi Arabian Oil Co.
3.500% due 04/16/2029	8	7
3.500% due 11/24/2070	3,509	2,093
Seagate HDD Cayman 4.091% due 06/01/2029	740	639
Sealed Air Corp. 1.573% due 10/15/2026	1,352	1,178
Sherwin-Williams Co.
4.250% due 08/08/2025	1,054	1,025
4.550% due 08/01/2045	53	42
Silgan Holdings, Inc. 1.400% due 04/01/2026	270	240
Sitios Latinoamerica SAB de CV 5.375% due 04/04/2032	515	444
SK Hynix, Inc. 1.500% due 01/19/2026	54	49
Sky Ltd. 3.750% due 09/16/2024	184	181
Skyworks Solutions, Inc. 1.800% due 06/01/2026	570	508
Smith & Nephew PLC 2.032% due 10/14/2030	105	81
South32 Treasury Ltd. 4.350% due 04/14/2032	1,155	975
Southern Co.
3.700% due 04/30/2030	3,102	2,750
3.750% due 09/15/2051 •	210	184
4.400% due 07/01/2046	737	573
Southern Copper Corp. 3.875% due 04/23/2025	149	143
Southwest Airlines Co. 5.125% due 06/15/2027	118	115
Stanley Black & Decker, Inc.
4.000% due 03/15/2060 •	131	109
6.000% due 03/06/2028	956	964
Starbucks Corp.
2.000% due 03/12/2027	129	115
2.550% due 11/15/2030	10	8
3.000% due 02/14/2032	3,152	2,610
Steel Dynamics, Inc.
2.800% due 12/15/2024	115	111
3.250% due 01/15/2031	50	42
Stryker Corp.
1.150% due 06/15/2025	277	257
3.500% due 03/15/2026	1,582	1,508
4.625% due 03/15/2046	752	634
Sydney Airport Finance Co. Pty. Ltd. 3.625% due 04/28/2026	50	47

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Sysco Corp. 5.950% due 04/01/2030	45	45
T-Mobile USA, Inc.
1.500% due 02/15/2026	642	582
2.250% due 11/15/2031	35	27
2.400% due 03/15/2029	165	139
2.625% due 04/15/2026	51	47
2.700% due 03/15/2032	165	129
3.000% due 02/15/2041	587	389
3.400% due 10/15/2052	1,190	744
3.500% due 04/15/2025	110	106
3.600% due 11/15/2060	1,976	1,224
3.750% due 04/15/2027	2,321	2,170
3.875% due 04/15/2030	51	45
4.375% due 04/15/2040	550	442
5.200% due 01/15/2033	1,259	1,189
5.650% due 01/15/2053	100	91
Take-Two Interactive Software, Inc. 3.700% due 04/14/2027	994	931
Takeda Pharmaceutical Co. Ltd. 3.375% due 07/09/2060	690	422
Targa Resources Corp.
5.200% due 07/01/2027	1,898	1,861
6.250% due 07/01/2052	100	92
TC PipeLines LP 4.375% due 03/13/2025	363	354
TCI Communications, Inc. 7.875% due 02/15/2026	1,781	1,867
Teck Resources Ltd. 6.000% due 08/15/2040	435	390
Telefonica Emisiones SA
4.103% due 03/08/2027	440	415
4.665% due 03/06/2038	1,196	962
Tencent Holdings Ltd.
3.280% due 04/11/2024	183	181
3.290% due 06/03/2060	789	429
3.925% due 01/19/2038	59	45
3.940% due 04/22/2061	1,812	1,125
3.975% due 04/11/2029	490	445
4.525% due 04/11/2049	212	156
Tennessee Gas Pipeline Co. LLC 7.625% due 04/01/2037	749	800
Textron, Inc. 3.900% due 09/17/2029	52	47
Thermo Fisher Scientific, Inc.
0.797% due 10/18/2023	506	505
1.215% due 10/18/2024	500	477
Tosco Corp. 8.125% due 02/15/2030	180	202
Toyota Industries Corp. 3.566% due 03/16/2028 (d)	504	465
TransCanada PipeLines Ltd.
4.100% due 04/15/2030	10	9
4.250% due 05/15/2028	50	47
4.625% due 03/01/2034	300	262
7.625% due 01/15/2039	891	984
TSMC Arizona Corp. 2.500% due 10/25/2031	57	46
TSMC Global Ltd. 0.750% due 09/28/2025	478	434
TWDC Enterprises 18 Corp. 7.000% due 03/01/2032	128	139
Tyson Foods, Inc.
4.000% due 03/01/2026	300	288
4.875% due 08/15/2034	1,148	1,040
Union Pacific Corp.
2.150% due 02/05/2027	363	328
2.800% due 02/14/2032	1,130	933
3.375% due 02/01/2035	120	97
4.500% due 01/20/2033	49	46
United Airlines Pass-Through Trust 5.800% due 07/15/2037	1,800	1,757
United Rentals North America, Inc.
3.875% due 11/15/2027	353	320
6.000% due 12/15/2029	47	46
UnitedHealth Group, Inc.
1.150% due 05/15/2026	79	71
2.000% due 05/15/2030	34	28
2.900% due 05/15/2050	146	90
3.050% due 05/15/2041	139	98
3.375% due 04/15/2027	156	146
3.700% due 08/15/2049	152	110
4.250% due 01/15/2029	1,686	1,606
4.750% due 07/15/2045	1,450	1,260

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

5.050% due 04/15/2053	900	806
5.350% due 02/15/2033	46	46
6.625% due 11/15/2037	41	45
6.875% due 02/15/2038	603	673
Vale Overseas Ltd.
3.750% due 07/08/2030	845	721
6.875% due 11/21/2036	1,191	1,199
Valero Energy Corp. 4.350% due 06/01/2028	1,576	1,492
VeriSign, Inc. 5.250% due 04/01/2025	356	353
Verisk Analytics, Inc. 4.125% due 03/15/2029	1,183	1,102
VF Corp. 6.000% due 10/15/2033	35	33
Viatris, Inc. 1.650% due 06/22/2025	261	241
VMware, Inc.
1.000% due 08/15/2024	51	49
1.400% due 08/15/2026	810	715
1.800% due 08/15/2028	35	29
4.500% due 05/15/2025	10	10
Volkswagen Group of America Finance LLC
1.250% due 11/24/2025	1,125	1,022
4.250% due 11/13/2023	251	250
Walgreens Boots Alliance, Inc.
3.450% due 06/01/2026	145	134
4.100% due 04/15/2050	100	62
Walmart, Inc. 4.500% due 04/15/2053	1,480	1,275
Walt Disney Co.
2.750% due 09/01/2049	400	237
3.500% due 05/13/2040	116	87
4.950% due 10/15/2045	1,017	883
6.400% due 12/15/2035	77	81
7.750% due 12/01/2045	933	1,119
Warnermedia Holdings, Inc.
5.050% due 03/15/2042	344	266
5.141% due 03/15/2052	274	204
5.391% due 03/15/2062	2,108	1,558
Waste Connections, Inc.
2.600% due 02/01/2030	1,740	1,463
2.950% due 01/15/2052	371	225
Weir Group PLC 2.200% due 05/13/2026	949	853
Western Digital Corp. 2.850% due 02/01/2029	100	80
Western Midstream Operating LP 6.150% due 04/01/2033	1,196	1,155
Westinghouse Air Brake Technologies Corp. 4.700% due 09/15/2028	2,225	2,093
Westlake Corp. 0.875% due 08/15/2024	51	49
Whirlpool Corp. 4.500% due 06/01/2046	50	38
Williams Cos., Inc.
3.750% due 06/15/2027	50	47
4.300% due 03/04/2024	137	136
4.650% due 08/15/2032	2,435	2,216
5.300% due 08/15/2052	100	85
5.400% due 03/04/2044	1,519	1,315
Woodside Finance Ltd.
3.650% due 03/05/2025	1,217	1,174
3.700% due 09/15/2026	1,313	1,232
Workday, Inc.
3.700% due 04/01/2029	700	635
3.800% due 04/01/2032	459	394
Wyeth LLC 5.950% due 04/01/2037	1,011	1,040
Zimmer Biomet Holdings, Inc. 3.550% due 03/20/2030	55	47
Zoetis, Inc.
2.000% due 05/15/2030	144	115
3.000% due 05/15/2050	419	265
4.700% due 02/01/2043	1,082	934
5.400% due 11/14/2025	439	437

		395,284

UTILITIES 13.0%
AEP Texas, Inc.
3.450% due 01/15/2050	666	431
4.700% due 05/15/2032	100	92
5.250% due 05/15/2052	100	86

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

AES Corp. 2.450% due 01/15/2031	2,897	2,230
Alabama Power Co. 3.940% due 09/01/2032	678	598
Ameren Corp. 3.500% due 01/15/2031	2,238	1,923
Ameren Illinois Co. 4.800% due 12/15/2043	51	42
American Electric Power Co., Inc. 2.300% due 03/01/2030	100	81
American Water Capital Corp.
2.800% due 05/01/2030	2,816	2,385
3.000% due 12/01/2026	51	47
4.200% due 09/01/2048	56	44
Appalachian Power Co. 7.000% due 04/01/2038	950	1,012
Arizona Public Service Co.
2.200% due 12/15/2031	61	46
4.500% due 04/01/2042	56	45
AT&T, Inc.
1.650% due 02/01/2028	10	8
3.500% due 09/15/2053	2,392	1,479
3.650% due 06/01/2051	100	65
3.650% due 09/15/2059	2,228	1,357
4.100% due 02/15/2028	1,453	1,357
4.300% due 02/15/2030	2,603	2,371
4.350% due 03/01/2029	1,014	944
4.500% due 03/09/2048	797	603
4.750% due 05/15/2046	50	40
Atmos Energy Corp.
1.500% due 01/15/2031	50	38
4.150% due 01/15/2043	1,526	1,223
Avangrid, Inc. 3.800% due 06/01/2029	453	403
Bell Telephone Co. of Canada
3.650% due 03/17/2051	347	234
3.650% due 08/15/2052	63	42
Berkshire Hathaway Energy Co.
1.650% due 05/15/2031	746	559
3.700% due 07/15/2030	5	4
4.050% due 04/15/2025	253	247
6.125% due 04/01/2036	2,500	2,515
BG Energy Capital PLC 5.125% due 10/15/2041	110	95
Bharti Airtel International Netherlands BV 5.350% due 05/20/2024	272	271
Bharti Airtel Ltd. 4.375% due 06/10/2025	156	152
Black Hills Corp.
3.150% due 01/15/2027	1,441	1,322
4.200% due 09/15/2046	100	72
BP Capital Markets PLC 4.875% due 03/22/2030 •(b)	51	46
British Telecommunications PLC
5.125% due 12/04/2028	1,426	1,371
9.625% due 12/15/2030	39	46
Brooklyn Union Gas Co. 4.487% due 03/04/2049	58	41
CenterPoint Energy Houston Electric LLC 4.950% due 04/01/2033	2,198	2,089
CenterPoint Energy, Inc. 1.450% due 06/01/2026	646	579
CMS Energy Corp. 4.750% due 06/01/2050 •	315	270
Commonwealth Edison Co. 4.000% due 03/01/2048	2,391	1,812
Consolidated Edison Co. of New York, Inc.
3.000% due 12/01/2060	283	159
3.600% due 06/15/2061	407	264
3.850% due 06/15/2046	1,547	1,110
6.150% due 11/15/2052	837	844
Constellation Energy Generation LLC 5.600% due 06/15/2042	1,025	921
Dominion Energy, Inc.
1.450% due 04/15/2026	1,017	916
3.071% due 08/15/2024 þ	589	574
3.375% due 04/01/2030	10	9
DTE Electric Co.
3.000% due 03/01/2032	55	46
3.650% due 03/01/2052	100	70
DTE Energy Co.
1.050% due 06/01/2025	260	240
3.400% due 06/15/2029	1,055	932

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Duke Energy Carolinas LLC
2.550% due 04/15/2031	219	180
2.850% due 03/15/2032	100	82
3.550% due 03/15/2052	100	68
3.875% due 03/15/2046	60	44
6.000% due 12/01/2028	617	629
Duke Energy Corp.
2.450% due 06/01/2030	278	226
2.550% due 06/15/2031	10	8
3.400% due 06/15/2029	10	9
3.500% due 06/15/2051	146	95
3.750% due 09/01/2046	100	69
3.950% due 10/15/2023	571	570
4.300% due 03/15/2028	260	247
4.500% due 08/15/2032	1,359	1,223
5.000% due 08/15/2052	178	148
Duke Energy Florida LLC
2.400% due 12/15/2031	717	567
3.400% due 10/01/2046	100	67
5.650% due 04/01/2040	11	10
5.950% due 11/15/2052	100	98
Duke Energy Progress LLC
3.400% due 04/01/2032	100	85
3.450% due 03/15/2029	10	9
3.600% due 09/15/2047	100	70
4.000% due 04/01/2052	100	73
5.250% due 03/15/2033	1,236	1,199
Duquesne Light Holdings, Inc. 3.616% due 08/01/2027	53	48
East Ohio Gas Co. 1.300% due 06/15/2025	10	9
Edison International
3.550% due 11/15/2024	60	58
5.750% due 06/15/2027	502	498
Electricite de France SA
4.875% due 01/22/2044	901	718
6.900% due 05/23/2053	1,354	1,346
Enel Finance International NV
1.375% due 07/12/2026	138	122
4.250% due 06/15/2025	517	502
4.625% due 06/15/2027	792	756
5.000% due 06/15/2032	1,584	1,434
5.500% due 06/15/2052	398	331
6.000% due 10/07/2039	1,107	1,031
Entergy Corp.
0.900% due 09/15/2025	10	9
1.900% due 06/15/2028	10	8
2.400% due 06/15/2031	75	59
2.800% due 06/15/2030	2,775	2,305
Evergy, Inc.
2.450% due 09/15/2024	155	150
2.900% due 09/15/2029	73	62
Eversource Energy
0.800% due 08/15/2025	9	8
1.650% due 08/15/2030	894	686
4.600% due 07/01/2027	1,939	1,866
Exelon Corp.
4.050% due 04/15/2030	2,436	2,194
4.450% due 04/15/2046	210	164
Fells Point Funding Trust 3.046% due 01/31/2027	1,637	1,485
Florida Power & Light Co.
3.150% due 10/01/2049	1,096	716
4.125% due 02/01/2042	100	81
Fortis, Inc. 3.055% due 10/04/2026	28	26
Galaxy Pipeline Assets Bidco Ltd. 1.750% due 09/30/2027	3	3
Idaho Power Co. 4.200% due 03/01/2048	21	16
Indiana Michigan Power Co. 4.250% due 08/15/2048	1,476	1,116
Interstate Power & Light Co.
3.100% due 11/30/2051	28	17
3.700% due 09/15/2046	25	17
6.250% due 07/15/2039	8	8
Jersey Central Power & Light Co. 2.750% due 03/01/2032	145	114
Kentucky Utilities Co.
5.125% due 11/01/2040	100	89
5.450% due 04/15/2033	2,298	2,248
KeySpan Gas East Corp. 2.742% due 08/15/2026	1,777	1,619

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

LLPL Capital Pte. Ltd. 6.875% due 02/04/2039	216	192
MidAmerican Energy Co. 4.250% due 07/15/2049	1,657	1,298
National Rural Utilities Cooperative Finance Corp. 4.400% due 11/01/2048	1,341	1,049
New York State Electric & Gas Corp. 2.150% due 10/01/2031	100	75
NextEra Energy Capital Holdings, Inc.
1.900% due 06/15/2028	60	51
2.250% due 06/01/2030	58	46
2.750% due 11/01/2029	4,483	3,809
4.800% due 12/01/2077 •	402	349
NiSource, Inc. 0.950% due 08/15/2025	10	9
Northern States Power Co. 2.900% due 03/01/2050	291	178
NRG Energy, Inc. 2.000% due 12/02/2025	270	244
NSTAR Electric Co. 4.400% due 03/01/2044	43	35
Oklahoma Gas & Electric Co.
4.150% due 04/01/2047	10	8
4.550% due 03/15/2044	30	23
Oncor Electric Delivery Co. LLC 3.100% due 09/15/2049	172	110
ONEOK, Inc.
3.400% due 09/01/2029	581	505
4.550% due 07/15/2028	573	540
5.200% due 07/15/2048	1,135	930
6.100% due 11/15/2032	689	681
Pacific Gas & Electric Co.
2.500% due 02/01/2031	20	15
3.250% due 06/01/2031	1,200	955
3.300% due 08/01/2040	150	96
3.450% due 07/01/2025	128	121
3.750% due 07/01/2028	977	867
3.950% due 12/01/2047	740	475
4.550% due 07/01/2030	103	91
4.650% due 08/01/2028	52	48
4.950% due 07/01/2050	103	77
5.450% due 06/15/2027	525	506
5.900% due 06/15/2032	100	94
6.100% due 01/15/2029	1,640	1,603
PacifiCorp 4.150% due 02/15/2050	70	49
PECO Energy Co. 3.000% due 09/15/2049	68	43
Pennsylvania Electric Co. 5.150% due 03/30/2026	100	98
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 4.000% due 06/30/2050	607	394
Piedmont Natural Gas Co., Inc.
2.500% due 03/15/2031	58	46
3.500% due 06/01/2029	832	738
Pinnacle West Capital Corp. 1.300% due 06/15/2025	50	46
Plains All American Pipeline LP
3.550% due 12/15/2029	133	114
5.150% due 06/01/2042	747	594
Public Service Co. of Colorado 3.550% due 06/15/2046	52	34
Public Service Electric & Gas Co. 4.650% due 03/15/2033	1,966	1,850
Public Service Enterprise Group, Inc. 0.800% due 08/15/2025	1,038	948
Puget Sound Energy, Inc. 5.795% due 03/15/2040	30	28
Sabine Pass Liquefaction LLC 5.900% due 09/15/2037	46	45
San Diego Gas & Electric Co. 1.700% due 10/01/2030	10	8
Saudi Electricity Global Sukuk Co. 5.500% due 04/08/2044	255	238
Sempra
3.300% due 04/01/2025	1,552	1,493
3.700% due 04/01/2029	1,075	969
Shell International Finance BV 2.875% due 05/10/2026	1,300	1,227
Sinopec Group Overseas Development Ltd.
1.450% due 01/08/2026	79	72
2.150% due 05/13/2025	254	240
4.125% due 09/12/2025	210	204

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Southern California Edison Co.
2.850% due 08/01/2029	1,298	1,121
3.650% due 02/01/2050	1,314	890
4.125% due 03/01/2048	1,305	969
5.850% due 11/01/2027	689	693
5.950% due 11/01/2032	100	100
Southern California Gas Co.
4.125% due 06/01/2048	999	738
4.450% due 03/15/2044	52	41
Southern Power Co. 5.150% due 09/15/2041	635	547
Southwest Gas Corp.
4.050% due 03/15/2032	353	305
5.450% due 03/23/2028	1,280	1,261
Southwestern Electric Power Co. 4.100% due 09/15/2028	626	582
Southwestern Public Service Co.
3.150% due 05/01/2050	10	6
3.700% due 08/15/2047	9	6
6.000% due 10/01/2036	1,032	1,005
Tampa Electric Co.
4.350% due 05/15/2044	30	23
5.000% due 07/15/2052	100	85
Union Electric Co. 3.900% due 04/01/2052	100	73
Verizon Communications, Inc.
2.355% due 03/15/2032	3,842	2,932
2.550% due 03/21/2031	954	760
3.150% due 03/22/2030	54	46
4.125% due 03/16/2027	1,594	1,517
4.125% due 08/15/2046	740	554
4.400% due 11/01/2034	454	394
4.500% due 08/10/2033	60	53
4.812% due 03/15/2039	396	342
4.862% due 08/21/2046	1,159	959
Virginia Electric & Power Co.
3.750% due 05/15/2027	213	201
4.625% due 05/15/2052	100	81
6.000% due 01/15/2036	60	60
8.875% due 11/15/2038	1,760	2,198
Vistra Operations Co. LLC 4.300% due 07/15/2029	1,716	1,502
Vodafone Group PLC
4.125% due 05/30/2025	157	153
6.150% due 02/27/2037	120	118
7.875% due 02/15/2030	424	466
WEC Energy Group, Inc. 2.200% due 12/15/2028	1,197	1,016
Wisconsin Power & Light Co. 3.950% due 09/01/2032	929	819
Wisconsin Public Service Corp. 3.671% due 12/01/2042	3	2
Xcel Energy, Inc. 4.600% due 06/01/2032	50	45

		111,718

Total Corporate Bonds & Notes (Cost $908,925)		821,163

U.S. TREASURY OBLIGATIONS 3.8%
U.S. Treasury Bonds
3.000% due 08/15/2052	5,646	4,116
3.375% due 08/15/2042	2,402	1,947
4.000% due 11/15/2042	3,186	2,828
4.000% due 11/15/2052	434	385
U.S. Treasury Notes
3.875% due 05/15/2043	1,500	1,304
2.750% due 08/15/2032	6,387	5,532
3.375% due 05/15/2033 (i)	14,300	12,971
3.875% due 08/15/2033 (i)	4,100	3,874

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Total U.S. Treasury Obligations (Cost $36,118)		32,957

SHORT-TERM INSTRUMENTS 0.2%
REPURCHASE AGREEMENTS (h) 0.2%		1,334

Total Short-Term Instruments (Cost $1,334)		1,334

Total Investments in Securities (Cost $946,377)		855,454

	SHARES
INVESTMENTS IN AFFILIATES 0.7%
SHORT-TERM INSTRUMENTS 0.7%
MUTUAL FUNDS 0.7%
PIMCO Government Money Market Fund 5.460% (c)(d)(f)	5,693,971	5,694

Total Short-Term Instruments (Cost $5,694)		5,694

Total Investments in Affiliates (Cost $5,694)		5,694

Total Investments 100.6% (Cost $952,071)		$861,148
Financial Derivative Instruments (j) (0.0)%(Cost or Premiums, net $513)		(6)
Other Assets and Liabilities, net (0.6)%		(5,203)

Net Assets 100.0%		$855,939

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^							Security is in default.
•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							Security is not accruing income as of the date of this report.
(b)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(c)							Institutional Class Shares of each Fund.
(d)							Securities with an aggregate market value of $5,528 were out on loan in exchange for $5,688 of cash collateral as of September 30, 2023.
(e)							Contingent convertible security.
(f)							Coupon represents a 7-Day Yield.
(g)							RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Citigroup, Inc.				2.561%	05/01/2032	06/21/2021	$1,516	$1,162	0.13%
Citigroup, Inc.				2.572	06/03/2031	07/01/2021 - 07/29/2022	487	399	0.05
Citigroup, Inc.				3.057	01/25/2033	01/18/2022	168	133	0.01
Citigroup, Inc.				6.270	11/17/2033	11/09/2022 - 09/21/2023	805	802	0.09
Deutsche Bank AG				2.129	11/24/2026	08/11/2021 - 08/24/2023	1,559	1,536	0.18
General Motors Co.				6.800	10/01/2027	11/04/2021 - 09/05/2023	1,037	1,002	0.12
Oracle Corp.				1.650	03/25/2026	03/06/2023 - 07/06/2023	508	501	0.06
Oracle Corp.				2.300	03/25/2028	09/23/2021 - 08/04/2023	1,757	1,635	0.19
Oracle Corp.				3.950	03/25/2051	04/09/2021 - 08/11/2023	3,184	2,273	0.27
Oracle Corp.				5.800	11/10/2025	05/09/2023	72	70	0.01

							$11,093	$9,513	1.11%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(h)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$1,334	U.S. Treasury Notes 0.750% due 04/30/2026		$(1,361)	$1,334	$1,334

Total Repurchase Agreements							$(1,361)	$1,334	$1,334

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

JPS				5.360%	09/28/2023	10/05/2023	$(7,074)		$(7,079)

Total Reverse Repurchase Agreements									$(7,079)

SALE-BUYBACK TRANSACTIONS:
Counterparty				Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)		Payable for Sale-Buyback Transactions(3)

BCY				5.340%	09/21/2023	10/05/2023	$(3,924)		$(3,930)

Total Sale-Buyback Transactions									$(3,930)

(i)							Securities with an aggregate market value of $10,859 have been pledged as collateral under the terms of master agreements as of September 30, 2023.
(1)							Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(15,795) at a weighted average interest rate of 5.261%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)							Payable for sale-buyback transactions includes $(2) of deferred price drop.

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

(j)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note December Futures	12/2023	4	$432	$(8)	$1	$0

Total Futures Contracts	$(8)	$1	$0

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

National Rural Utilities Cooperative Finance Corp.	1.000%	Quarterly	12/20/2026	0.159%	$100	$3	$(1)	$2	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-37 5-Year Index	1.000%	Quarterly	12/20/2026	$200	$4	$(1)	$3	$0	$0
CDX.IG-38 5-Year Index	1.000	Quarterly	06/20/2027	1,200	5	12	17	0	0
CDX.IG-39 5-Year Index	1.000	Quarterly	12/20/2027	1,100	14	1	15	0	(1)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	44,700	487	119	606	0	(6)

$510	$131	$641	$0	$(7)

Total Swap Agreements	$513	$130	$643	$0	$(7)

Cash of $2,274 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$314,161	$0	$314,161
Industrials	0	395,284	0	395,284
Utilities	0	111,718	0	111,718
U.S. Treasury Obligations	0	32,957	0	32,957
Short-Term Instruments
Repurchase Agreements	0	1,334	0	1,334

$0	$855,454	$0	$855,454
Investments in Affiliates, at Value
Short-Term Instruments
Mutual Funds	5,694	0	0	5,694

Schedule of Investments PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Total Investments	$5,694	$855,454	$0	$861,148

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$1	$0	$1

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$0	$(7)	$0	$(7)

Total Financial Derivative Instruments	$0	$(6)	$0	$(6)

Totals	$5,694	$855,448	$0	$861,142

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 128.8% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Asurion LLC 9.568% due 08/09/2028	$150	$146
Carnival Corp. 8.681% due 10/18/2028	249	248
FinCo LLC 8.369% due 06/27/2029	100	100

Total Loan Participations and Assignments (Cost $489)		494

CORPORATE BONDS & NOTES 45.8%
BANKING & FINANCE 13.9%
AerCap Ireland Capital DAC 2.875% due 08/14/2024	305	296
Ally Financial, Inc. 5.800% due 05/01/2025	300	295
American Tower Corp.
2.750% due 01/15/2027	575	520
3.650% due 03/15/2027	200	185
5.550% due 07/15/2033	100	95
Banco Santander SA 3.490% due 05/28/2030	365	307
Bank of America Corp.
5.288% due 04/25/2034 •	1,150	1,071
5.819% due 09/15/2029 •	500	494
Barclays PLC
6.496% due 09/13/2027 •	300	299
7.385% due 11/02/2028 •	590	606
Boston Properties LP 3.200% due 01/15/2025	60	58
Brixmor Operating Partnership LP 3.850% due 02/01/2025	60	58
Brookfield Finance, Inc. 4.350% due 04/15/2030	90	81
Brookfield Property REIT, Inc. 4.500% due 04/01/2027	245	205
Burford Capital Global Finance LLC 9.250% due 07/01/2031	120	122
Charles Schwab Corp. 5.853% due 05/19/2034 •	430	409
Citibank NA 5.803% due 09/29/2028	600	600
Credit Acceptance Corp. 6.625% due 03/15/2026	60	58
Credit Suisse USA, Inc. 7.125% due 07/15/2032	215	230
Crown Castle, Inc. 1.050% due 07/15/2026	475	417
Digital Realty Trust LP 3.700% due 08/15/2027	60	55
Equinix, Inc. 2.625% due 11/18/2024	245	236
Equitable Holdings, Inc. 4.350% due 04/20/2028	60	56
Fortress Transportation & Infrastructure Investors LLC 5.500% due 05/01/2028	155	141
Freedom Mortgage Corp.
6.625% due 01/15/2027	60	53
12.000% due 10/01/2028	250	255
GLP Capital LP
5.300% due 01/15/2029	130	121
5.375% due 04/15/2026	155	150
Goldman Sachs Group, Inc. 2.650% due 10/21/2032 •	1,330	1,027
HAT Holdings LLC 3.375% due 06/15/2026	60	53
Host Hotels & Resorts LP 3.500% due 09/15/2030	100	83
HSBC Holdings PLC 4.755% due 06/09/2028 •	1,000	947
Hudson Pacific Properties LP 5.950% due 02/15/2028	300	251

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2023 (Unaudited)

JPMorgan Chase & Co. 5.350% due 06/01/2034 •	1,140	1,082
KBC Group NV 5.796% due 01/19/2029 •	350	342
Liberty Mutual Group, Inc. 4.125% due 12/15/2051 •	90	74
Manulife Financial Corp. 4.150% due 03/04/2026	60	58
Mitsubishi UFJ Financial Group, Inc. 5.406% due 04/19/2034 •	465	442
Morgan Stanley
5.164% due 04/20/2029 •	218	210
5.250% due 04/21/2034 •	950	883
Nationstar Mortgage Holdings, Inc. 5.750% due 11/15/2031	245	203
NatWest Group PLC
5.808% due 09/13/2029 •	60	58
6.016% due 03/02/2034 •	300	288
OneMain Finance Corp. 9.000% due 01/15/2029	335	334
PennyMac Financial Services, Inc. 5.750% due 09/15/2031	155	127
Prologis LP 2.250% due 04/15/2030	60	49
Realty Income Corp. 3.250% due 01/15/2031	360	303
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •	200	198
SBA Communications Corp. 3.875% due 02/15/2027	395	362
SLM Corp. 3.125% due 11/02/2026	275	239
Synchrony Bank 5.400% due 08/22/2025	185	178
UBS Group AG
4.988% due 08/05/2033 •	200	179
6.442% due 08/11/2028 •	250	250
6.537% due 08/12/2033 •	60	59
UniCredit SpA 7.296% due 04/02/2034 •	90	85
VICI Properties LP 4.950% due 02/15/2030	220	202
Wells Fargo & Co.
5.389% due 04/24/2034 •	1,020	954
5.574% due 07/25/2029 •	150	146
Welltower OP LLC 4.000% due 06/01/2025	185	179
Weyerhaeuser Co. 7.375% due 03/15/2032	90	98
Willis North America, Inc. 4.650% due 06/15/2027	60	57

		17,473

INDUSTRIALS 26.7%
AbbVie, Inc. 3.200% due 11/21/2029	720	636
Acadia Healthcare Co., Inc. 5.000% due 04/15/2029	90	81
Acushnet Co. 7.375% due 10/15/2028 (a)	250	252
AECOM 5.125% due 03/15/2027	60	57
Air Canada Pass-Through Trust 3.300% due 07/15/2031	164	144
Allison Transmission, Inc. 4.750% due 10/01/2027	60	55
Altice France SA 5.500% due 10/15/2029	485	350
American Airlines Pass-Through Trust 3.200% due 12/15/2029	160	145
American Airlines, Inc. 5.500% due 04/20/2026	252	246
Amgen, Inc. 5.150% due 03/02/2028	640	630
Axalta Coating Systems LLC 3.375% due 02/15/2029	60	50
B.C. Unlimited Liability Co.
3.500% due 02/15/2029	320	274
4.000% due 10/15/2030	490	408
Bausch & Lomb Escrow Corp. 8.375% due 10/01/2028	250	251
Becton Dickinson & Co. 1.957% due 02/11/2031	60	47
BHP Billiton Finance USA Ltd. 4.750% due 02/28/2028	60	58

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Biogen, Inc. 4.050% due 09/15/2025		60	58
Boeing Co.
3.625% due 02/01/2031		25	22
5.930% due 05/01/2060		505	454
Boston Scientific Corp. 2.650% due 06/01/2030		60	50
British Airways Pass-Through Trust 3.300% due 06/15/2034		149	128
Broadcom Corp. 3.500% due 01/15/2028		100	91
Broadcom, Inc.
3.187% due 11/15/2036		395	284
4.926% due 05/15/2037		320	276
Camelot Finance SA 4.500% due 11/01/2026		120	111
Carnival Corp. 4.000% due 08/01/2028		580	503
Catalent Pharma Solutions, Inc. 5.000% due 07/15/2027		60	55
CDW LLC 3.569% due 12/01/2031		255	210
Centene Corp.
3.000% due 10/15/2030		400	323
3.375% due 02/15/2030		275	230
CGI, Inc. 1.450% due 09/14/2026		400	353
Charter Communications Operating LLC
2.800% due 04/01/2031		100	78
3.850% due 04/01/2061		610	341
3.950% due 06/30/2062		350	199
Cheniere Corpus Christi Holdings LLC 5.875% due 03/31/2025		60	60
Chesapeake Energy Corp. 5.875% due 02/01/2029		185	174
Churchill Downs, Inc. 5.500% due 04/01/2027		60	57
Cigna Group 1.250% due 03/15/2026		245	221
Cogent Communications Group, Inc. 7.000% due 06/15/2027		90	86
Constellation Brands, Inc.
2.250% due 08/01/2031		100	78
3.150% due 08/01/2029		60	53
3.600% due 02/15/2028		200	184
Continental Resources, Inc. 4.375% due 01/15/2028		60	56
Coty, Inc.
5.000% due 04/15/2026		290	279
5.750% due 09/15/2028	EUR	200	214
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029		$60	51
Crown Cork & Seal Co., Inc. 7.375% due 12/15/2026		60	61
CVS Health Corp. 4.300% due 03/25/2028		630	596
DCP Midstream Operating LP 5.375% due 07/15/2025		60	59
Diamond Foreign Asset Co. 8.500% due 10/01/2030		300	300
DISH DBS Corp. 5.750% due 12/01/2028		125	96
Elevance Health, Inc. 1.500% due 03/15/2026		725	657
Enbridge, Inc. 5.700% due 03/08/2033		590	566
Energy Transfer LP 6.125% due 12/15/2045		335	298
Entergy Louisiana LLC 4.000% due 03/15/2033		495	430
EQM Midstream Partners LP 4.500% due 01/15/2029		172	153
EQT Corp. 6.125% due 02/01/2025		60	60
First Student Bidco, Inc. 4.000% due 07/31/2029		103	87
Ford Motor Co.
3.250% due 02/12/2032		185	143
5.291% due 12/08/2046		200	152
Forward Air Corp. 9.500% due 10/15/2031 (a)		500	500
Freeport-McMoRan, Inc. 5.450% due 03/15/2043		90	77
Garda World Security Corp. 4.625% due 02/15/2027		90	82

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Gartner, Inc. 3.750% due 10/01/2030	335	281
GFL Environmental, Inc. 4.000% due 08/01/2028	60	53
Global Payments, Inc.
1.200% due 03/01/2026	300	268
2.650% due 02/15/2025	90	86
GTCR W-2 Merger Sub LLC 7.500% due 01/15/2031 (a)	600	602
Haleon U.K. Capital PLC 3.125% due 03/24/2025	60	58
HCA, Inc. 4.500% due 02/15/2027	635	606
HEICO Corp. 5.250% due 08/01/2028	250	244
Hess Corp. 4.300% due 04/01/2027	60	57
Hilton Domestic Operating Co., Inc. 3.625% due 02/15/2032	114	92
Hologic, Inc. 3.250% due 02/15/2029	200	169
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028	150	151
Howmet Aerospace, Inc.
5.950% due 02/01/2037	425	400
6.750% due 01/15/2028	60	61
Humana, Inc. 3.700% due 03/23/2029	335	306
iHeartCommunications, Inc. 6.375% due 05/01/2026	125	108
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (b)	200	181
Imola Merger Corp. 4.750% due 05/15/2029	305	268
IQVIA, Inc.
5.000% due 05/15/2027	280	264
5.700% due 05/15/2028	60	58
Jazz Securities DAC 4.375% due 01/15/2029	260	227
JetBlue Pass-Through Trust 4.000% due 05/15/2034	418	377
Keurig Dr Pepper, Inc. 3.950% due 04/15/2029	60	55
Kinder Morgan, Inc. 4.300% due 06/01/2025	60	59
Las Vegas Sands Corp. 3.900% due 08/08/2029	640	547
Legacy LifePoint Health LLC 4.375% due 02/15/2027	120	103
Live Nation Entertainment, Inc. 3.750% due 01/15/2028	415	367
Marriott International, Inc. 3.125% due 06/15/2026	60	56
Marvell Technology, Inc. 5.750% due 02/15/2029	300	297
Mauser Packaging Solutions Holding Co. 7.875% due 08/15/2026	345	333
McDonald's Corp. 3.800% due 04/01/2028	60	56
Mondelez International, Inc. 2.625% due 03/17/2027	60	55
Motorola Solutions, Inc. 4.600% due 02/23/2028	60	57
MPH Acquisition Holdings LLC 5.500% due 09/01/2028	90	77
MPLX LP 1.750% due 03/01/2026	460	417
NCL Corp. Ltd. 5.875% due 02/15/2027	60	57
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	185	168
Netflix, Inc. 4.375% due 11/15/2026	465	449
Newell Brands, Inc. 4.875% due 06/01/2025	185	177
Noble Finance LLC 8.000% due 04/15/2030	90	91
NXP BV 3.875% due 06/18/2026	245	233
Occidental Petroleum Corp.
5.550% due 03/15/2026	245	242
8.875% due 07/15/2030	100	113
Olympus Water U.S. Holding Corp.
4.250% due 10/01/2028	290	237
9.750% due 11/15/2028	100	100

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Oracle Corp. 2.300% due 03/25/2028 (e)	680	589
Organon & Co. 4.125% due 04/30/2028	510	444
Post Holdings, Inc. 4.500% due 09/15/2031	215	179
Rand Parent LLC 8.500% due 02/15/2030	60	56
Resorts World Las Vegas LLC 4.625% due 04/16/2029	200	160
Ritchie Bros Holdings, Inc. 7.750% due 03/15/2031	160	163
Rogers Communications, Inc. 2.950% due 03/15/2025	60	57
Royal Caribbean Cruises Ltd. 9.250% due 01/15/2029	575	608
Royalty Pharma PLC 1.200% due 09/02/2025	155	141
RTX Corp. 3.500% due 03/15/2027	60	56
Sabine Pass Liquefaction LLC 4.500% due 05/15/2030	600	550
Santos Finance Ltd. 6.875% due 09/19/2033	300	294
Seadrill Finance Ltd. 8.375% due 08/01/2030	100	102
Seagate HDD Cayman 8.250% due 12/15/2029	60	62
Sensata Technologies BV 4.000% due 04/15/2029	220	190
Sensata Technologies, Inc. 4.375% due 02/15/2030	245	212
Sherwin-Williams Co. 3.450% due 06/01/2027	60	56
Sirius XM Radio, Inc.
3.875% due 09/01/2031	155	118
5.000% due 08/01/2027	100	91
Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028 (a)	300	301
Southern Co. 3.250% due 07/01/2026	200	188
Spirit AeroSystems, Inc.
7.500% due 04/15/2025	60	59
9.375% due 11/30/2029	250	255
Stagwell Global LLC 5.625% due 08/15/2029	90	73
Star Parent, Inc. 9.000% due 10/01/2030	250	253
Station Casinos LLC 4.625% due 12/01/2031	90	72
Stryker Corp. 1.950% due 06/15/2030	60	48
Sysco Corp. 3.300% due 07/15/2026	60	56
T-Mobile USA, Inc. 3.750% due 04/15/2027	555	519
TEGNA, Inc. 4.625% due 03/15/2028	300	261
Time Warner Cable LLC 4.500% due 09/15/2042	300	208
TopBuild Corp. 4.125% due 02/15/2032	60	49
TransDigm, Inc. 4.625% due 01/15/2029	385	337
Transocean Aquila Ltd. 8.000% due 09/30/2028 (a)	250	250
Transocean Titan Financing Ltd. 8.375% due 02/01/2028	185	188
Triumph Group, Inc. 9.000% due 03/15/2028	60	59
U.S. Foods, Inc. 4.750% due 02/15/2029	215	192
United Airlines Pass-Through Trust 5.875% due 04/15/2029	198	197
United Airlines, Inc. 4.625% due 04/15/2029	300	258
Valaris Ltd. 8.375% due 04/30/2030	190	190
Vale Overseas Ltd. 3.750% due 07/08/2030	60	51
Venture Global Calcasieu Pass LLC 3.875% due 11/01/2033	275	214
Venture Global LNG, Inc. 8.375% due 06/01/2031	565	556
Viking Cruises Ltd. 9.125% due 07/15/2031	75	75

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Vmed O2 U.K. Financing PLC 4.250% due 01/31/2031		305	243
VMware, Inc.
1.400% due 08/15/2026		60	53
2.200% due 08/15/2031		400	302
VOC Escrow Ltd. 5.000% due 02/15/2028		155	141
Walgreens Boots Alliance, Inc. 3.800% due 11/18/2024		60	58
Western Digital Corp.
2.850% due 02/01/2029		219	176
4.750% due 02/15/2026		147	140
Western Midstream Operating LP 3.100% due 02/01/2025		60	57
Westinghouse Air Brake Technologies Corp. 3.450% due 11/15/2026		60	56
WMG Acquisition Corp. 3.000% due 02/15/2031		335	264
Workday, Inc. 3.500% due 04/01/2027		60	56
Wynn Las Vegas LLC 5.250% due 05/15/2027		345	321
ZF North America Capital, Inc. 7.125% due 04/14/2030		90	88
Zimmer Biomet Holdings, Inc. 3.550% due 04/01/2025		60	58

			33,593

UTILITIES 5.2%
AES Corp. 5.450% due 06/01/2028		60	58
Antero Midstream Partners LP 5.750% due 03/01/2027		260	248
AT&T, Inc. 1.650% due 02/01/2028		1,030	870
Berkshire Hathaway Energy Co. 3.700% due 07/15/2030		200	178
Calpine Corp. 4.500% due 02/15/2028		300	271
Clearway Energy Operating LLC 3.750% due 02/15/2031		185	146
Constellation Energy Generation LLC 3.250% due 06/01/2025		120	114
Crestwood Midstream Partners LP 6.000% due 02/01/2029		315	304
Electricite de France SA
4.875% due 09/21/2038		100	82
9.125% due 03/15/2033 •(d)		120	125
Exelon Corp. 3.400% due 04/15/2026		305	289
FirstEnergy Corp.
2.250% due 09/01/2030		90	70
3.400% due 03/01/2050		650	405
Georgia Power Co. 4.950% due 05/17/2033		90	84
MidAmerican Energy Co. 3.650% due 04/15/2029		335	306
ONEOK, Inc. 5.200% due 07/15/2048		100	82
Pacific Gas & Electric Co.
3.300% due 12/01/2027		600	531
4.550% due 07/01/2030		365	323
PacifiCorp 5.500% due 05/15/2054		390	332
Southern California Edison Co. 5.875% due 12/01/2053		585	551
Sprint Capital Corp. 6.875% due 11/15/2028		305	315
Tallgrass Energy Partners LP 6.000% due 12/31/2030		545	482
Targa Resources Partners LP 5.000% due 01/15/2028		60	57
Telecom Italia SpA 7.875% due 07/31/2028	EUR	250	274

			6,497

Total Corporate Bonds & Notes (Cost $58,755)			57,563

MUNICIPAL BONDS & NOTES 0.2%
CALIFORNIA 0.2%
California State General Obligation Bonds, Series 2023 5.125% due 03/01/2038		$155	146

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2023 (Unaudited)

California State University Revenue Bonds, Series 2020 2.975% due 11/01/2051		215	137

Total Municipal Bonds & Notes (Cost $311)			283

U.S. GOVERNMENT AGENCIES 30.1%
Uniform Mortgage-Backed Security, TBA
5.000% due 11/01/2053		12,080	11,401
5.500% due 10/01/2053 - 11/01/2053		12,860	12,426
6.000% due 10/01/2053 - 11/01/2053		14,260	14,074

Total U.S. Government Agencies (Cost $38,376)			37,901

U.S. TREASURY OBLIGATIONS 9.3%
U.S. Treasury Inflation Protected Securities (c)
1.125% due 01/15/2033		2,017	1,822
1.250% due 04/15/2028 (f)		3,766	3,582
U.S. Treasury Notes
3.875% due 05/15/2043		666	579
3.625% due 05/31/2028		2,140	2,051
3.750% due 05/31/2030		1,060	1,007
4.125% due 06/15/2026 (h)		2,760	2,709

Total U.S. Treasury Obligations (Cost $11,883)			11,750

NON-AGENCY MORTGAGE-BACKED SECURITIES 22.7%
Angel Oak Mortgage Trust 6.500% due 12/25/2067 þ		985	978
AREIT LLC 7.442% due 02/17/2028 •		500	500
Avon Finance 6.089% due 12/28/2049 •	GBP	1,000	1,214
Benchmark Mortgage Trust
2.732% due 02/15/2053		$1,400	1,169
3.944% due 07/15/2051		1,300	1,189
BX Commercial Mortgage Trust 6.345% due 02/15/2039 •		243	237
Chase Home Lending Mortgage Trust 3.250% due 03/25/2063 «~		1,100	931
CIM Trust 6.639% due 12/25/2067 þ		481	481
COLT Mortgage Loan Trust 5.162% due 04/25/2067 þ		829	810
Credit Suisse Mortgage Capital Trust 3.650% due 07/25/2058 ~		858	821
Cross Mortgage Trust 6.615% due 03/25/2068 þ		490	489
DC Commercial Mortgage Trust 6.314% due 09/12/2040		500	499
Independence Plaza Trust 3.763% due 07/10/2035		1,000	940
JP Morgan Chase Commercial Mortgage Securities Trust 6.497% due 02/15/2035 •		873	863
JP Morgan Mortgage Trust
4.625% due 07/25/2063 ~		1,921	1,766
5.250% due 11/25/2063 ~		497	478
MFA Trust 6.775% due 10/25/2058 þ		1,200	1,196
OBX Trust
6.520% due 07/25/2063 þ		488	489
6.567% due 06/25/2063 þ		478	479
6.844% due 04/25/2063 þ		1,200	1,203
PRKCM Trust 6.584% due 09/25/2058		995	991
Towd Point Mortgage Trust
2.750% due 07/25/2057 ~		657	643
6.434% due 10/25/2048 •		1,059	1,062
Verus Securitization Trust
2.417% due 01/25/2060 þ		486	460
5.811% due 05/25/2068 þ		1,759	1,725
5.999% due 02/25/2068 þ		1,085	1,074
6.193% due 03/25/2068 þ		453	448
6.443% due 08/25/2068 þ		1,177	1,175
6.665% due 09/25/2068 þ		1,200	1,199
Visio Trust 6.598% due 10/25/2058 þ		998	997
Wells Fargo Commercial Mortgage Trust
2.892% due 08/15/2052		1,400	1,181
3.640% due 12/15/2059		500	464

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2023 (Unaudited)

WSTN Trust 6.518% due 07/05/2037 ~		400	390

Total Non-Agency Mortgage-Backed Securities (Cost $28,646)			28,541

ASSET-BACKED SECURITIES 17.4%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 6.379% due 07/25/2035 •		433	426
Avis Budget Rental Car Funding AESOP LLC
5.200% due 10/20/2027		500	488
5.900% due 08/21/2028		1,200	1,203
Benefit Street Partners CLO Ltd. 6.520% due 10/15/2030 •		448	448
Carlyle U.S. CLO Ltd. 6.730% due 10/15/2035 •		1,200	1,195
CIFC Funding Ltd.
6.557% due 10/24/2030 •		281	280
6.605% due 04/23/2029 •		522	522
Citizens Auto Receivables Trust 5.830% due 02/15/2028		1,000	1,000
ECMC Group Student Loan Trust 6.579% due 11/25/2069 •		1,146	1,141
Elevation CLO Ltd. 6.850% due 07/15/2029 •		281	281
Enterprise Fleet Financing LLC 5.420% due 10/22/2029		574	566
Hertz Vehicle Financing LLC 5.490% due 06/25/2027		500	492
ICG U.S. CLO Ltd. 6.747% due 01/24/2032 •		1,000	991
IXIS Real Estate Capital Trust 6.034% due 03/25/2036 •		162	86
Madison Park Funding Ltd. 6.535% due 10/21/2030 •		492	490
Nassau Ltd. 6.820% due 01/15/2030 •		860	861
Navient Student Loan Trust 6.329% due 08/26/2069 •		1,183	1,174
Nelnet Student Loan Trust
6.640% due 02/20/2041		473	471
7.514% due 02/20/2041 •		473	474
Neuberger Berman CLO Ltd. 6.490% due 10/15/2029 •		972	969
OCP CLO Ltd. 6.708% due 07/20/2029 •		329	328
Pagaya AI Debt Selection Trust 7.128% due 06/16/2031		600	602
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032		1,200	1,205
SFS Auto Receivables Securitization Trust 5.470% due 12/20/2029		500	494
Signal Peak CLO Ltd. 6.723% due 04/25/2031 •		948	946
SMB Private Education Loan Trust 5.380% due 01/15/2053		454	444
TIAA CLO Ltd. 6.720% due 01/16/2031 •		950	949
Toyota Auto Loan Extended Note Trust 4.930% due 06/25/2036		400	391
Trestles CLO Ltd. 6.703% due 07/25/2031 •		1,000	999
Trillium Credit Card Trust 6.174% due 08/28/2028 •		1,000	1,001
Venture CLO Ltd. 6.718% due 04/20/2032 •		500	492
Voya CLO Ltd. 6.570% due 10/15/2030 •		441	440

Total Asset-Backed Securities (Cost $21,830)			21,849

SOVEREIGN ISSUES 1.0%
Mexico Government International Bond
2.750% due 11/27/2031 (c)	MXN	2,362	114
4.000% due 11/30/2028 (c)		7,873	424
Romania Government International Bond 6.375% due 09/18/2033	EUR	150	156

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2023 (Unaudited)

South Africa Government International Bond 8.000% due 01/31/2030	ZAR	12,950	597

Total Sovereign Issues (Cost $1,339)			1,291

SHORT-TERM INSTRUMENTS 1.9%
COMMERCIAL PAPER 1.9%
Dominion Resources, Inc. 5.550% due 10/11/2023		$300	300
Enel Finance America LLC 5.550% due 10/18/2023		300	299
Entergy Corp. 5.520% due 10/05/2023		300	300
Global Payments, Inc. 6.030% due 10/11/2023		300	299
L3Harris Technologies, Inc. 5.620% due 10/10/2023		300	300
Marriott International, Inc. 5.540% due 10/20/2023		300	299
NextEra Energy Capital Holdings, Inc. 5.520% due 10/17/2023		300	299
VW Credit, Inc. 5.570% due 10/17/2023		300	299

			2,395

Total Short-Term Instruments (Cost $2,396)			2,395

Total Investments in Securities (Cost $164,025)			162,067

Total Investments 128.8% (Cost $164,025)			$162,067
Financial Derivative Instruments (g)(i) 0.0%(Cost or Premiums, net $551)			14
Other Assets and Liabilities, net (28.8)%			(36,283)

Net Assets 100.0%			$125,798

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«							Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ							Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)							When-issued security.
(b)							Payment in-kind security.
(c)							Principal amount of security is adjusted for inflation.
(d)							Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)							RESTRICTED SECURITIES:
Issuer Description					Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Oracle Corp.				2.300%		03/25/2028	08/04/2023	$593	$589	0.47%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

BOS				5.450%		09/28/2023	10/04/2023	$(1,556)		$(1,557)

Total Reverse Repurchase Agreements										$(1,557)

(f)							Securities with an aggregate market value of $1,551 have been pledged as collateral under the terms of the above master agreements as of September 30, 2023.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(110) at a weighted average interest rate of 5.396%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2028	1.046%	$500	$(2)	$1	$(1)	$0	$0
Bombardier, Inc.	0.000	Quarterly	06/20/2028	4.217	100	5	(2)	3	0	0
Calpine Corp.	0.000	Quarterly	06/20/2028	4.015	425	13	4	17	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2028	2.250	200	20	2	22	1	0
Newell Brands, Inc.	1.000	Quarterly	06/20/2028	4.063	200	(20)	(3)	(23)	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	1.019	200	(1)	1	0	0	0
Verizon Communications, Inc.	0.000	Quarterly	12/20/2028	1.074	100	0	0	0	0	0

						$15	$3	$18	$1	$0

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2023 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-40 5-Year Index	1.000%	Quarterly	12/20/2028	$500	$(25)	$(2)	$(27)	$0	$(1)
CDX.HY-40 5-Year Index	0.000	Quarterly	06/20/2028	4,100	91	(20)	71	0	(9)
CDX.HY-41 5-Year Index	0.000	Quarterly	12/20/2028	6,600	61	4	65	0	(14)
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	1,000	16	(3)	13	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	27,700	356	(15)	341	0	(5)

$499	$(36)	$463	$0	$(29)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Year BRL-CDI	11.420%	Maturity	01/02/2026	BRL	8,680	$40	$(26)	$14	$5	$0
Pay	6-Month CZK-PRIBOR	4.270	Semi-Annual	08/01/2028	CZK	17,700	(3)	(13)	(16)	0	(3)

$37	$(39)	$(2)	$5	$(3)

Total Swap Agreements	$551	$(72)	$479	$6	$(32)

(h)

Securities with an aggregate market value of $925 and cash of $1,289 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	12/2023	TWD	3,541	$112	$2	$0
12/2023	$66	INR	5,514	0	0
02/2024	CNY	166	$23	0	0
BPS	10/2023	$235	THB	8,386	0	(5)
11/2023	EUR	162	$173	2	0
12/2023	$10	INR	834	0	0
BRC	10/2023	CZK	504	$22	0	0
12/2023	$459	PEN	1,729	0	(4)
CBK	10/2023	BRL	156	$31	0	0
10/2023	$32	BRL	156	0	(1)
11/2023	EUR	459	$488	2	(1)
11/2023	GBP	994	1,233	20	0
11/2023	PEN	1,628	438	9	0
12/2023	MXN	7	0	0	0
FAR	10/2023	BRL	157	32	1	0
10/2023	$31	BRL	157	0	0
11/2023	32	157	0	(1)
GLM	10/2023	11	THB	393	0	0
11/2023	179	BRL	898	0	(1)
12/2023	MXN	5,652	$326	5	0
12/2023	PEN	106	28	1	0
JPM	11/2023	EUR	337	366	9	0
12/2023	TWD	4,843	153	2	0
12/2023	$89	INR	7,448	0	0
03/2024	14	IDR	216,255	0	0
MYI	10/2023	ZAR	8,702	$453	0	(6)
11/2023	2,957	155	0	0
12/2023	TWD	2,874	92	2	0
02/2024	CNY	683	95	0	0
03/2024	$239	IDR	3,673,399	0	(2)

Schedule of Investments PIMCO Multisector Bond Active Exchange - Traded Fund (Cont.)	September 30, 2023 (Unaudited)

SCX	12/2023	TWD	2,591		$82	1	0
	12/2023		$83	INR	6,954	0	0
	02/2024	CNY	2,316		$326	5	0
UAG	10/2023	CZK	500		22	0	0

Total Forward Foreign Currency Contracts						$61	$(21)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Loan Participations and Assignments			$0		$494	$0	$494
Corporate Bonds & Notes
Banking & Finance			0		17,473	0	17,473
Industrials			0		33,593	0	33,593
Utilities			0		6,497	0	6,497
Municipal Bonds & Notes
California			0		283	0	283
U.S. Government Agencies			0		37,901	0	37,901
U.S. Treasury Obligations			0		11,750	0	11,750
Non-Agency Mortgage-Backed Securities			0		27,610	931	28,541
Asset-Backed Securities			0		21,849	0	21,849
Sovereign Issues			0		1,291	0	1,291
Short-Term Instruments
Commercial Paper			0		2,395	0	2,395

Total Investments			$0		$161,136	$931	$162,067

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared			0		6	0	6
Over the counter			0		61	0	61

			$0		$67	$0	$67
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared			0		(32)	0	(32)
Over the counter			0		(21)	0	(21)

			$0		$(53)	$0	$(53)

Total Financial Derivative Instruments			$0		$14	$0	$14

Totals			$0		$161,150	$931	$162,081

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 100.5% ¤
CORPORATE BONDS & NOTES 0.9%
INDUSTRIALS 0.9%
Providence St. Joseph Health Obligated Group 5.403% due 10/01/2033	$500	$481
Toledo Hospital 5.325% due 11/15/2028	250	198

Total Corporate Bonds & Notes (Cost $702)		679

MUNICIPAL BONDS & NOTES 98.4%
ALABAMA 2.6%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023 5.500% due 06/01/2049	1,400	1,429
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	400	404
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019 4.500% due 05/01/2032	233	213

		2,046

ALASKA 0.3%
Municipality of Anchorage, Alaska Solid Waste Services Revenue Bonds, Series 2022 5.250% due 11/01/2062	250	250

ARIZONA 3.2%
Arizona Health Facilities Authority Revenue Bonds, Series 2015 4.600% due 01/01/2046	1,000	1,000
Arizona Industrial Development Authority Revenue Bonds, Series 2019
4.250% due 01/01/2040	480	283
4.600% due 02/01/2048	1,000	1,000
Chandler Industrial Development Authority, Arizona Revenue Bonds, Series 2022 5.000% due 09/01/2052	250	253

		2,536

ARKANSAS 0.9%
Arkansas Development Finance Authority Revenue Bonds, Series 2019 4.500% due 09/01/2049	300	272
County of Pulaski Hospital, Arkansas Revenue Bonds, Series 2023 4.250% due 03/01/2048	500	441

		713

CALIFORNIA 14.9%
Alameda Corridor Transportation Authority, California Revenue Bonds, Series 2022 0.000% due 10/01/2047 (d)	500	240
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,000	944
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	400	404
5.250% due 01/01/2054	500	499
California Community Housing Agency Revenue Bonds, Series 2019 5.000% due 04/01/2049	800	637
California Community Housing Agency Revenue Bonds, Series 2022 4.500% due 08/01/2052	100	77
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2020 3.650% due 01/01/2050	1,200	1,193
California Municipal Finance Authority Revenue Bonds, Series 2021 4.000% due 11/01/2036	250	219
California Pollution Control Financing Authority Revenue Bonds, Series 2019 7.500% due 12/01/2040 ^(b)	250	150
California State General Obligation Bonds, Series 2015 3.875% due 12/01/2030	600	591
California State General Obligation Bonds, Series 2023 4.000% due 09/01/2043	400	383
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2022 5.375% due 08/15/2057	250	262

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

California Statewide Communities Development Authority Revenue Bonds, Series 2006 2.625% due 11/01/2033	250	249
California Statewide Communities Development Authority Revenue Bonds, Series 2016 5.250% due 12/01/2056	250	229
CMFA Special Finance Agency, California Revenue Bonds, Series 2021 4.000% due 08/01/2045	500	380
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2021 3.500% due 10/01/2046	500	356
CSCDA Community Improvement Authority, California Revenue Bonds, Series 2022 0.000% due 09/01/2062 (d)	200	89
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	3,500	304
3.850% due 06/01/2050	900	818
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2022 5.000% due 06/01/2051	250	254
Irvine Facilities Financing Authority, California Special Tax Bonds, (Bam Insured), Series 2023 4.000% due 09/01/2058	500	444
Long Beach Bond Finance Authority, California General Obligation Bonds, Series 2023 4.000% due 08/01/2053	750	679
Los Angeles Department of Airports, California Revenue Bonds, Series 2023 5.000% due 05/15/2036	500	521
Sacramento County, California Special Tax Bonds, Series 2022 5.000% due 09/01/2047	150	134
San Francisco, California City & County Airport Comm-San Francisco International Airport Revenue Bonds, Series 2019 5.000% due 05/01/2038	650	656
San Francisco, California Public Utilities Commission Water Revenue Bonds, Series 2023 4.000% due 11/01/2039	300	293
San Joaquin Hills Transportation Corridor Agency, California Revenue Bonds, Series 1993 0.000% due 01/01/2025 (c)	500	479
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2021 0.000% due 06/01/2060 (c)	1,000	129

		11,613

COLORADO 3.2%
Colorado Health Facilities Authority Revenue Bonds, Series 2022
4.530% (MUNIPSA) due 05/15/2061 ~	500	496
5.000% due 05/15/2062	1,500	1,539
Denver, Colorado Airport System City & County Revenue Bonds, Series 2018 5.000% due 12/01/2031	440	450

		2,485

DELAWARE 0.3%
Delaware State Economic Development Authority Revenue Bonds, Series 2020 1.250% due 10/01/2045	250	227

DISTRICT OF COLUMBIA 0.7%
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Bonds, Series 2023 5.000% due 07/15/2037	500	536

FLORIDA 3.6%
Florida Development Finance Corp. Revenue Notes, Series 2023 5.000% due 09/01/2026	500	509
Greater Orlando Aviation Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2040	500	499
Hernando County, Florida Revenue Bonds, Series 2022 5.250% due 06/01/2052	400	408
Jacksonville, Florida Revenue Bonds, Series 2023 5.000% due 10/01/2043	510	531
Midtown Miami Community Development District, Florida Special Assessment Bonds, Series 2014 5.000% due 05/01/2029	250	246
Palm Beach County, Florida Health Facilities Authority Revenue Notes, Series 2022 5.000% due 11/01/2029	375	380
Village Community Development District No. 15, Florida Special Assessment Notes, Series 2023 4.250% due 05/01/2028	250	246

		2,819

GEORGIA 3.1%
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2021 4.000% due 07/01/2052	1,000	974
Main Street Natural Gas Inc, Georgia Revenue Bonds, Series 2023 5.000% due 12/01/2053	400	405
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 01/01/2035	500	501

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Municipal Electric Authority of Georgia Revenue Bonds, Series 2022 5.500% due 07/01/2063	500	501

		2,381

IDAHO 0.2%
Spring Valley Community Infrastructure District No 1, Idaho Special Assessment Bonds, Series 2021 3.750% due 09/01/2051	250	180

ILLINOIS 5.5%
Chicago Midway International Airport, Illinois Revenue Bonds, Series 2014 5.000% due 01/01/2029	250	250
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2022 5.500% due 01/01/2055	1,000	1,022
Illinois Sales Tax State Revenue Notes, Series 2021 5.000% due 06/15/2031	1,000	1,049
Illinois State General Obligation Bonds, Series 2016 4.000% due 06/01/2033	1,000	954
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2037	1,000	1,015

		4,290

INDIANA 2.4%
Indiana Finance Authority Midwestern Disaster Relief Revenue Bonds, Series 2012 4.250% due 11/01/2030	250	244
Indiana Finance Authority Revenue Bonds, Series 2022 4.500% due 12/15/2046	500	499
Mount Vernon, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	100	98
Warrick County, Indiana Revenue Bonds, Series 2015 4.250% due 09/01/2055	100	98
Whiting, Indiana Revenue Bonds, Series 2016 4.400% due 03/01/2046	1,000	974

		1,913

IOWA 0.3%
Iowa Finance Authority Midwestern Disaster Area Revenue Refunding Bonds, Series 2022 4.000% due 12/01/2050	250	234

KENTUCKY 2.3%
Louisville/Jefferson County Metropolitan Government, Kentucky Revenue Bonds, Series 2023 5.000% due 10/01/2038	700	716
Scott County, Kentucky School District Finance Corp. Revenue Bonds, (BAM Insured), Series 2022 5.000% due 09/01/2041	1,000	1,044

		1,760

LOUISIANA 1.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2022 5.000% due 08/15/2026	475	485
Louisiana Public Facilities Authority Revenue Bonds, Series 2023 5.000% due 07/01/2040	250	259

		744

MASSACHUSETTS 3.2%
Commonwealth of Massachusetts General Obligation Bonds, Series 2020 2.029% due 07/01/2035	500	351
Commonwealth of Massachusetts General Obligation Bonds, Series 2022 5.250% due 10/01/2047	1,000	1,063
Massachusetts Development Finance Agency Revenue Bonds, Series 2022 5.000% due 10/01/2038	500	535
Massachusetts Port Authority Revenue Bonds, Series 2022 5.000% due 07/01/2036	500	519

		2,468

MICHIGAN 3.9%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044	250	176
Detroit, Michigan General Obligation Bonds, Series 2023 6.000% due 05/01/2039	300	322
Detroit, Michigan Sewage Disposal System Revenue Bonds, (NPFGC Insured), Series 2001 5.500% due 07/01/2029	490	503
Michigan Finance Authority Revenue Bonds, Series 2020
0.000% due 06/01/2065 (c)	2,500	205
5.000% due 06/01/2040	500	511
Michigan Trunk Line State Revenue Bonds, Series 2023 5.000% due 11/15/2046	500	517

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Wayne County, Michigan Airport Authority Revenue Notes, (AGM Insured), Series 2023 5.000% due 12/01/2031 (a)	750	777

		3,011

NEVADA 0.6%
Nevada Department of Business & Industry State Revenue Bonds, Series 2020 8.125% due 01/01/2050	400	400
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	1,000	109

		509

NEW JERSEY 3.8%
Middlesex County Improvement Authority, New Jersey Revenue Bonds, Series 2023 5.000% due 08/15/2053	500	516
New Jersey Educational Facilities Authority Revenue Bonds, Series 2023 4.625% due 09/01/2048 (a)	250	238
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2009 4.650% due 07/01/2043	1,000	1,000
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2018 5.000% due 12/15/2036	1,000	1,024
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018 5.000% due 06/01/2046	235	219

		2,997

NEW MEXICO 0.4%
New Mexico Hospital Equipment Loan Council Revenue Bonds, Series 2017 4.000% due 08/01/2039	350	321

NEW YORK 6.2%
New York City Transitional Finance Authority Building Aid, New York Revenue Bonds, Series 2023 5.000% due 05/01/2044	500	514
New York City, New York General Obligation Bonds, Series 2022 5.250% due 10/01/2041	250	264
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2023
4.125% due 06/15/2047	1,000	891
5.250% due 06/15/2048 (a)	200	210
5.250% due 06/15/2053 (a)	300	314
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2022 5.500% due 11/01/2045	500	535
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	350	325
New York State Dormitory Authority Revenue Bonds, Series 2020 5.000% due 07/01/2050	500	511
New York Transportation Development Corp. Revenue Notes, Series 2020 4.000% due 10/01/2030	250	241
Port Authority of New York & New Jersey Revenue Bonds, Series 2023 5.000% due 07/15/2037	335	349
Suffolk Tobacco Asset Securitization Corp., New York Revenue Bonds, Series 2021
0.000% due 06/01/2066 (c)	1,500	140
4.000% due 06/01/2050	300	250
Triborough Bridge & Tunnel Authority, New York Revenue Notes, Series 2022 5.000% due 11/15/2032	250	273

		4,817

NORTH CAROLINA 1.4%
Charlotte-Mecklenburg Hospital Authority, North Carolina Revenue Bonds, Series 2021 5.000% due 01/15/2049	1,000	1,077

NORTH DAKOTA 0.7%
Grand Forks, North Dakota Revenue Bonds, (AGM Insured), Series 2023 5.000% due 12/01/2041	525	523

OHIO 2.6%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
4.000% due 06/01/2048	500	423
5.000% due 06/01/2055	250	216
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Bonds, Series 2022 4.250% due 11/01/2039	1,045	1,023
Ohio Air Quality Development Authority Revenue Bonds, Series 2019 5.000% due 07/01/2049	400	337

		1,999

PENNSYLVANIA 7.5%
Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania Revenue Bonds, Series 2022 5.250% due 05/01/2042	200	190
Commonwealth of Pennsylvania General Obligation Bonds, Series 2016 4.000% due 09/15/2034	500	493

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

General Authority of Southcentral Pennsylvania Revenue Bonds, Series 2019 4.600% due 06/01/2037	2,000	2,000
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 5.080% (MUNIPSA) due 08/15/2038 ~(e)	970	959
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	500	498
Montgomery County, Pennsylvania Higher Education and Health Authority Revenue Bonds, Series 2022 4.000% due 05/01/2038	500	457
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2015
5.000% due 12/31/2030	250	250
5.000% due 12/31/2038	500	482
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2022 5.500% due 06/30/2039	500	524

		5,853

PUERTO RICO 5.8%
Commonwealth of Puerto Rico Bonds, Series 2022
0.000% due 11/01/2043	273	142
0.000% due 11/01/2051	2,153	1,042
Commonwealth of Puerto Rico General Obligation Bonds, Series 2021 4.000% due 07/01/2041	400	323
GDB Debt Recovery Authority of Puerto Rico Revenue Bonds, Series 2018 7.500% due 08/20/2040	457	370
Puerto Rico Highway & Transportation Authority Revenue Bonds, Series 2022 0.000% due 07/01/2053 (d)	1,025	637
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	500	130
0.000% due 07/01/2051 (c)	5,400	1,007
5.000% due 07/01/2058	750	680
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2019 4.550% due 07/01/2040	250	231

		4,562

RHODE ISLAND 0.9%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	500	496
5.000% due 06/01/2050	200	187

		683

SOUTH CAROLINA 0.8%
Columbia, South Carolina Waterworks & Sewer System Revenue Bonds, Series 2022 4.250% due 02/01/2041	625	593

TENNESSEE 1.2%
Tennergy Corp., Tennessee Revenue Bonds, Series 2021 4.000% due 12/01/2051	1,000	958

TEXAS 7.8%
Angelina & Neches River Authority, Texas Revenue Bonds, Series 2021 5.250% due 12/01/2045	250	249
Austin, Texas Electric Utility Revenue Bonds, Series 2023 5.000% due 11/15/2048	500	512
Central Texas Turnpike System Revenue Bonds, Series 2015 0.000% due 08/15/2037 (c)	250	117
Denton Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/15/2048	700	734
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	500	520
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2021 4.600% due 10/01/2041	1,000	1,000
Houston, Texas Airport System Revenue Bonds,(AGM Insured), Series 2023 5.000% due 07/01/2038	100	102
Hutto Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 08/01/2048	500	519
Lamar Cosolidated Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/15/2041	100	104
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2001 2.600% due 11/01/2029	250	217
Medina Valley Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 4.500% due 02/15/2047	500	490
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2019 4.000% due 12/01/2054	250	170
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2021 5.250% due 01/01/2042	100	73
Southwest Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2023 5.000% due 02/01/2046	200	207
Texas Water Development Board Revenue Bonds, Series 2022 5.000% due 10/15/2057	250	257
Texas Water Development Board Revenue Bonds, Series 2023
4.875% due 10/15/2048 (a)	500	507

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

5.000% due 10/15/2058 (a)	300	309

		6,087

U.S. VIRGIN ISLANDS 0.6%
Matching Fund Special Purpose Securitization Corp., U.S. Virgin Islands Revenue Bonds, Series 2022 5.000% due 10/01/2039	500	483

UTAH 1.1%
City of Salt Lake, Utah Revenue Bonds, Series 2023 5.250% due 07/01/2037	300	319
Intermountain Power Agency, Utah Power Supply Revenue Bonds, Series 2023 5.000% due 07/01/2038	500	528

		847

VIRGINIA 0.7%
Farms New Kent Community Development Authority, Virginia Special Assessment Bonds, Series 2021 3.750% due 03/01/2036	560	512

WASHINGTON 0.9%
Washington State Convention Center Public Facilities District Revenue Notes, Series 2021 4.000% due 07/01/2031	350	323
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	500	402

		725

WISCONSIN 3.8%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2021
4.000% due 10/01/2041	250	235
4.000% due 03/31/2056	250	181
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 4.000% due 10/01/2052	400	339
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2021 4.000% due 04/01/2046	750	645
Wisconsin Center District Revenue Bonds, (AGM Insured), Series 2020 0.000% due 12/15/2045 (c)	1,000	321
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2021 4.500% due 04/01/2035	1,000	1,000
Wisconsin State General Obligation Notes, Series 2022 4.400% (MUNIPSA) due 05/01/2025 ~	240	240

		2,961

Total Municipal Bonds & Notes (Cost $78,955)		76,713

U.S. GOVERNMENT AGENCIES 0.2%
Freddie Mac 2.990% due 04/25/2043 ~	200	153

Total U.S. Government Agencies (Cost $158)		153

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Freddie Mac 4.140% due 01/25/2040	399	350
New Hampshire Business Finance Authority 3.875% due 01/20/2038	499	430

Total Non-Agency Mortgage-Backed Securities (Cost $833)		780

Total Investments in Securities (Cost $80,648)		78,325

Total Investments 100.5% (Cost $80,648)		$78,325
Other Assets and Liabilities, net (0.5)%		(394)

Net Assets 100.0%		$77,931

Schedule of Investments PIMCO Municipal Income Opportunities Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)	When-issued security.
(b)	Security is not accruing income as of the date of this report.
(c)	Zero coupon security.
(d)	Security becomes interest bearing at a future date.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	5.080%	08/15/2038	09/14/2021	$990	$959	1.23%

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$679	$0	$679
Municipal Bonds & Notes
Alabama	0	2,046	0	2,046
Alaska	0	250	0	250
Arizona	0	2,536	0	2,536
Arkansas	0	713	0	713
California	0	11,613	0	11,613
Colorado	0	2,485	0	2,485
Delaware	0	227	0	227
District of Columbia	0	536	0	536
Florida	0	2,819	0	2,819
Georgia	0	2,381	0	2,381
Idaho	0	180	0	180
Illinois	0	4,290	0	4,290
Indiana	0	1,913	0	1,913
Iowa	0	234	0	234
Kentucky	0	1,760	0	1,760
Louisiana	0	744	0	744
Massachusetts	0	2,468	0	2,468
Michigan	0	3,011	0	3,011
Nevada	0	509	0	509
New Jersey	0	2,997	0	2,997
New Mexico	0	321	0	321
New York	0	4,817	0	4,817
North Carolina	0	1,077	0	1,077
North Dakota	0	523	0	523
Ohio	0	1,999	0	1,999
Pennsylvania	0	5,853	0	5,853
Puerto Rico	0	4,562	0	4,562
Rhode Island	0	683	0	683
South Carolina	0	593	0	593
Tennessee	0	958	0	958
Texas	0	6,087	0	6,087
U.S. Virgin Islands	0	483	0	483
Utah	0	847	0	847
Virginia	0	512	0	512
Washington	0	725	0	725
Wisconsin	0	2,961	0	2,961
U.S. Government Agencies	0	153	0	153
Non-Agency Mortgage-Backed Securities	0	780	0	780

Total Investments	$0	$78,325	$0	$78,325

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.3% ¤
CORPORATE BONDS & NOTES 51.0%
BANKING & FINANCE 40.5%
Allstate Corp. 8.564% (TSFR3M + 3.200%) due 08/15/2053 ~		$925	$914
Banco Bilbao Vizcaya Argentaria SA 9.375% due 03/19/2029 •(d)(e)		800	796
Bank of Nova Scotia 3.625% due 10/27/2081 •(e)(f)		1,400	1,000
Barclays PLC 8.000% due 03/15/2029 •(d)(e)		2,200	1,980
BNP Paribas SA
4.625% due 02/25/2031 •(d)(e)		1,400	998
7.750% due 08/16/2029 •(d)(e)		600	571
8.500% due 08/14/2028 •(d)(e)		1,000	981
9.250% due 11/17/2027 •(d)(e)		1,400	1,436
Burford Capital Global Finance LLC 9.250% due 07/01/2031		1,000	1,016
Cooperatieve Rabobank UA 4.875% due 06/29/2029 •(d)(e)	EUR	2,600	2,266
Corebridge Financial, Inc. 6.875% due 12/15/2052 •		$925	888
Credit Agricole SA 7.875% due 01/23/2024 •(d)(e)		1,600	1,592
Credit Suisse AG AT1 Claim ^		800	84
Deutsche Bank AG
4.789% due 04/30/2025 •(d)(e)		400	326
5.882% due 07/08/2031 •		300	263
7.079% due 02/10/2034 •		700	633
Global Atlantic Fin Co. 4.400% due 10/15/2029		700	581
HSBC Holdings PLC
6.375% due 03/30/2025 •(d)(e)		500	481
6.500% due 03/23/2028 •(d)(e)		300	271
ING Groep NV 6.750% due 04/16/2024 •(d)(e)		2,800	2,754
Intesa Sanpaolo SpA 8.248% due 11/21/2033 •		1,550	1,563
Liberty Mutual Group, Inc. 3.625% due 05/23/2059 •	EUR	1,800	1,813
Lloyds Banking Group PLC
7.500% due 06/27/2024 •(d)(e)		$1,400	1,367
8.000% due 09/27/2029 •(d)(e)		1,900	1,708
Morgan Stanley 5.948% due 01/19/2038 •		2,150	2,011
Munich Re 5.875% due 05/23/2042 •		1,400	1,356
NatWest Group PLC
4.600% due 06/28/2031 •(d)(e)		1,500	997
6.000% due 12/29/2025 •(d)(e)		500	460
8.000% due 08/10/2025 •(d)(e)		1,100	1,070
Prudential Financial, Inc.
5.125% due 03/01/2052 •		500	432
6.000% due 09/01/2052 •		1,025	941
Societe Generale SA
6.691% due 01/10/2034 •		600	583
9.375% due 11/22/2027 •(d)(e)		700	688
Svenska Handelsbanken AB 4.750% due 03/01/2031 •(d)(e)		400	307
Toronto-Dominion Bank 8.125% due 10/31/2082 •(e)		900	898
UBS Group AG 9.016% due 11/15/2033 •		1,100	1,271
UniCredit SpA 5.459% due 06/30/2035 •		1,300	1,091
Voya Financial, Inc. 4.700% due 01/23/2048 •		1,625	1,310

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

		39,697

INDUSTRIALS 3.9%
Enbridge, Inc. 5.750% due 07/15/2080 •	1,025	894
Enterprise Products Operating LLC
5.375% due 02/15/2078 •	1,050	876
8.619% (TSFR3M + 3.248%) due 08/16/2077 ~	700	692
Plains All American Pipeline LP 9.736% (TSFR3M + 4.372%) due 10/30/2023 ~(d)	1,000	948
Southern Co. 3.750% due 09/15/2051 •	425	372

		3,782

UTILITIES 6.6%
American Electric Power Co., Inc. 3.875% due 02/15/2062 •	525	430
British Telecommunications PLC 4.875% due 11/23/2081 •	525	422
Duke Energy Corp. 3.250% due 01/15/2082 •	825	612
Electricite de France SA 9.125% due 03/15/2033 •(d)	1,750	1,827
National Rural Utilities Cooperative Finance Corp. 7.125% due 09/15/2053 •	625	635
Sempra 4.125% due 04/01/2052 •	1,025	831
Transcanada Trust 5.600% due 03/07/2082 •	2,050	1,681

		6,438

Total Corporate Bonds & Notes (Cost $51,038)		49,917

U.S. TREASURY OBLIGATIONS 2.8%
U.S. Treasury Bonds
3.625% due 05/15/2053	281	233
4.000% due 11/15/2042 (g)	2,800	2,485

Total U.S. Treasury Obligations (Cost $3,084)		2,718

	SHARES
PREFERRED SECURITIES 43.7%
BANKING & FINANCE 42.0%
Aircastle Ltd. 5.250% due 06/15/2026 •(d)	1,100,000	870
Ally Financial, Inc. 4.700% due 05/15/2028 •(d)	2,025,000	1,261
American Express Co. 3.550% due 09/15/2026 •(d)	1,425,000	1,133
Bank of America Corp.
4.375% due 01/27/2027 •(d)	3,050,000	2,575
5.875% due 03/15/2028 •(d)	2,450,000	2,224
Bank of New York Mellon Corp. 3.750% due 12/20/2026 •(d)	1,125,000	915
Charles Schwab Corp. 4.000% due 12/01/2030 •(d)	4,475,000	3,161
Citigroup, Inc.
4.000% due 12/10/2025 •(d)	2,525,000	2,219
4.150% due 11/15/2026 •(d)	425,000	340
7.375% due 05/15/2028 •(d)	1,475,000	1,435
7.625% due 11/15/2028 •(d)	300,000	293
CoBank ACB 4.250% due 01/01/2027 •(d)	700,000	557
Discover Financial Services 5.500% due 10/30/2027 •(d)	2,025,000	1,465
Equitable Holdings, Inc. 4.950% due 09/15/2025 •(d)	475,000	451
General Motors Financial Co., Inc. 5.700% due 09/30/2030 •(d)	1,025,000	883
Goldman Sachs Group, Inc.
3.800% due 05/10/2026 •(d)	2,950,000	2,410
4.400% due 02/10/2025 •(d)	1,850,000	1,606
7.500% due 02/10/2029 •(d)	1,200,000	1,190
HSBC Capital Funding Dollar LP 10.176% due 06/30/2030 •(d)	600,000	734
JPMorgan Chase & Co. 4.600% due 02/01/2025 •(d)	2,975,000	2,790

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

MetLife, Inc. 5.875% due 03/15/2028 •(d)	3,100,000	2,925
PNC Financial Services Group, Inc.
5.000% due 11/01/2026 •(d)	425,000	368
6.250% due 03/15/2030 •(d)	1,625,000	1,402
Selective Insurance Group, Inc. 4.600% due 12/15/2025 (d)	21,100	344
SVB Financial Group 4.100% due 02/15/2031 ^(a)(d)	1,200,000	43
Truist Financial Corp. 5.100% due 03/01/2030 •(d)	1,850,000	1,587
U.S. Bancorp 5.300% due 04/15/2027 •(d)	1,425,000	1,195
Wells Fargo & Co. 3.900% due 03/15/2026 •(d)	1,925,000	1,681
7.625% due 09/15/2028 •(d)	2,900,000	2,938

		40,995

INDUSTRIALS 0.8%
Energy Transfer LP 6.625% due 02/15/2028 •(d)	925,000	743

UTILITIES 0.9%
Edison International 5.000% due 12/15/2026 •(d)	1,025,000	882

Total Preferred Securities (Cost $44,504)		42,620

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.8%
U.S. TREASURY BILLS 0.8%
5.388% due 10/12/2023 (b)(c)	800	799

Total Short-Term Instruments (Cost $799)		799

Total Investments in Securities (Cost $99,425)		96,054

Total Investments 98.3% (Cost $99,425)		$96,054
Financial Derivative Instruments (h)(i) 0.2%(Cost or Premiums, net $0)		183
Other Assets and Liabilities, net 1.5%		1,484

Net Assets 100.0%		$97,721

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Security is not accruing income as of the date of this report.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
(f)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Bank of Nova Scotia	3.625%	10/27/2081	01/18/2023 - 05/24/2023	$1,037	$1,000	1.02%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BPG	5.420%	08/18/2023	10/05/2023	$(842)	$(848)

Total Sale-Buyback Transactions	$(848)

(g)	Securities with an aggregate market value of $799 have been pledged as collateral under the terms of master agreements as of September 30, 2023.
(1)

The average amount of borrowings outstanding during the period ended September 30, 2023 was $(497) at a weighted average interest rate of 5.378%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note December Futures	12/2023	63	$12,771	$(32)	$7	$0
U.S. Treasury Ultra Long-Term Bond December Futures	12/2023	95	11,275	(716)	34	(1)

$(748)	$41	$(1)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bobl December Futures	12/2023	10	$(1,224)	$18	$8	$(9)
Euro-Bund December Futures	12/2023	5	(680)	17	8	(8)
U.S. Treasury 5-Year Note December Futures	12/2023	141	(14,856)	118	0	(22)

$153	$16	$(39)

Total Futures Contracts	$(595)	$57	$(40)

Cash of $537 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.
(1)	Unsettled variation margin liability of $(4) for closed futures is outstanding at period end.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

Schedule of Investments PIMCO Preferred and Capital Securities Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

CBK	11/2023	$64	EUR	60	$0	$0
DUB	11/2023	EUR	2,275	$2,509	100	0
UAG	11/2023	1,606	1,772	70	0

Total Forward Foreign Currency Contracts	$170	$0

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$39,697	$0	$39,697
Industrials	0	3,782	0	3,782
Utilities	0	6,438	0	6,438
U.S. Treasury Obligations	0	2,718	0	2,718
Preferred Securities
Banking & Finance	344	40,651	0	40,995
Industrials	0	743	0	743
Utilities	0	882	0	882
Short-Term Instruments
U.S. Treasury Bills	0	799	0	799

Total Investments	$344	$95,710	$0	$96,054

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16	41	0	57
Over the counter	0	170	0	170

$16	$211	$0	$227
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	$(17)	$(23)	$0	$(40)

Total Financial Derivative Instruments	$(1)	$188	$0	$187

Totals	$343	$95,898	$0	$96,241

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 111.7% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 94.6%
Air Canada 9.128% due 08/11/2028	$1,492	$1,496
Al Aqua Merger Sub, Inc. 9.084% due 07/31/2028	3,534	3,504
Albion Financing 3 SARL 10.883% due 08/17/2026 «	995	997
Alliance Laundry Systems LLC 8.901% due 10/08/2027	1,472	1,474
Alliant Holdings Intermediate LLC 8.831% due 11/05/2027	2,392	2,391
Allied Universal Holdco LLC 9.166% due 05/12/2028	3,564	3,449
Altice France SA 10.808% due 08/15/2028	443	402
American Airlines, Inc. 10.338% due 04/20/2028	2,693	2,778
Amynta Agency Borrower, Inc. 10.416% due 02/28/2028	798	799
AP Core Holdings LLC 10.931% due 09/01/2027	650	633
Applied Systems, Inc. 9.890% due 09/18/2026	896	899
AppLovin Corp. 8.416% due 08/14/2030	395	394
Arches Buyer, Inc. 8.666% due 12/06/2027	995	976
Armor Holding LLC 10.087% due 12/11/2028	247	248
AssuredPartners, Inc.
8.816% due 02/12/2027	395	394
8.931% due 02/12/2027	1,225	1,223
Asurion LLC
8.681% due 12/23/2026	1,799	1,765
9.568% due 08/09/2028	500	487
AVSC Holding Corp. (1.000% PIK) 10.916% due 10/15/2026 (b)	300	292
Axalta Coating Systems U.S. Holdings, Inc. 7.900% due 12/20/2029	549	550
Bally's Corp. 8.838% due 10/02/2028	1,190	1,169
Barnes Group, Inc. 8.416% due 09/03/2030	950	953
Bausch & Lomb Corp.
TBD% due 09/14/2028	1,450	1,434
8.755% due 05/10/2027	2,170	2,113
BCPE Empire Holdings, Inc. 10.066% due 12/11/2028	1,143	1,144
Birkenstock GmbH & Co. KG 8.877% due 04/28/2028	232	232
Brookfield WEC Holdings, Inc. 8.181% due 08/01/2025	1,677	1,678
Caesars Entertainment Corp. 8.666% due 02/06/2030	2,392	2,396
Carnival Corp. 8.327% due 08/08/2027	929	928
Castlelake Aviation Ltd. 8.421% due 10/22/2027	447	447
CDK Global, Inc. 9.640% due 07/06/2029	2,981	2,986
Cengage Learning, Inc. 10.323% (LIBOR03M + 4.750%) due 07/14/2026 ~	999	996
CenturyLink, Inc. 7.681% due 03/15/2027	3,190	2,287
Chamberlain Group, Inc. 8.661% due 11/03/2028	1,521	1,501
Charter Next Generation, Inc. 9.181% due 12/01/2027	1,997	1,982
Clarios Global LP 9.066% due 05/06/2030	800	800
Clear Channel Outdoor Holdings, Inc. 8.818% - 9.131% due 08/21/2026	1,135	1,105
Cloud Software Group, Inc.
9.990% due 09/29/2028	2,300	2,213

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

9.990% due 03/30/2029	2,737	2,636
Clydesdale Acquisition Holdings, Inc. 9.591% due 04/13/2029	3,346	3,305
CMG Media Corp. 8.990% due 12/17/2026	591	543
CommScope, Inc. 8.568% due 04/06/2026 «	148	136
Cornerstone OnDemand, Inc. 9.181% due 10/16/2028	247	235
CQP Holdco LP 8.990% due 06/05/2028	2,684	2,690
Creative Artists Agency LLC TBD% due 11/26/2028 «	200	199
Crocs, Inc. 8.318% - 8.540% due 02/20/2029	231	232
Cushman & Wakefield U.S. Borrower LLC 9.316% due 01/31/2030	200	199
DaVita, Inc. 7.181% due 08/12/2026	1,844	1,824
DirecTV Financing LLC 10.431% due 08/02/2027	2,859	2,801
Dotdash Meredith, Inc. 9.430% due 12/01/2028	247	239
Dun & Bradstreet Corp. 8.167% due 02/06/2026	1,242	1,241
Edelman Financial Center LLC 8.931% due 04/07/2028	2,345	2,324
Elanco Animal Health, Inc. 7.180% due 08/01/2027	1,890	1,856
Endure Digital, Inc. 8.792% (LIBOR03M + 3.500%) due 02/10/2028 ~	493	480
Ensono LP 9.431% due 05/26/2028	340	329
Entain Holdings Gibraltar Ltd 8.900% - 8.990% due 10/31/2029	100	100
Epicor Software Corp. TBD% due 07/30/2027	997	997
eResearchTechnology, Inc. 9.931% due 02/04/2027	1,146	1,127
Fertitta Entertainment LLC 9.316% due 01/27/2029	2,391	2,371
First Student Bidco, Inc.
8.400% - 8.655% due 07/21/2028	721	704
8.400% - 8.655% (LIBOR03M + 3.000%) due 07/21/2028 ~	270	264
Focus Financial Partners LLC
8.566% due 06/30/2028	499	498
8.816% due 06/30/2028	350	350
Fogo De Chao, Inc. TBD% due 09/20/2030	700	687
Fortrea Holdings, Inc. 9.066% due 06/30/2030	349	348
Forward Air Corp. TBD% due 09/20/2030	1,625	1,590
Foundation Building Materials Holding Co. LLC 8.881% due 01/31/2028	1,338	1,327
Froneri International Ltd. 7.666% due 01/29/2027	1,695	1,686
Garda World Security Corp. 9.746% due 10/30/2026	250	250
Graham Packaging Co., Inc. 8.431% due 08/04/2027	1,330	1,329
Great Outdoors Group LLC 9.402% due 03/06/2028	796	795
Greeneden U.S. Holdings LLC 9.431% due 12/01/2027	1,555	1,558
Grifols Worldwide Operations USA, Inc. 7.416% due 11/15/2027	2,800	2,757
Grinding Media, Inc. 9.242% - 9.530% due 10/12/2028 «	247	245
HUB International Ltd. 9.584% due 06/20/2030	1,896	1,903
iHeartCommunications, Inc. 8.431% due 05/01/2026	775	699
INEOS Enterprises Holdings U.S. Finco LLC 9.272% due 06/23/2030	396	396
Ingram Micro, Inc. TBD% due 07/02/2028	700	700
Intelsat Jackson Holdings SA 9.772% due 02/01/2029	1,680	1,678
IRB Holding Corp. 8.416% due 12/15/2027	4,142	4,132
Ivanti Software, Inc. 9.758% due 12/01/2027	592	514
Jane Street Group LLC 8.181% due 01/26/2028	796	795

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Janus International Group LLC 8.677% due 07/25/2030	350	349
Jazz Financing Lux SARL 8.931% due 05/05/2028	895	895
Kestrel Bidco, Inc. TBD% due 12/11/2026	1,222	1,199
LABL, Inc. 10.416% due 10/29/2028	2,116	2,112
LBM Acquisition LLC 9.181% due 12/17/2027	1,184	1,158
Learning Care Group., Inc. 10.115% - 10.171% due 08/11/2028	500	501
LifeMiles Ltd. 10.934% due 08/30/2026	669	657
Lifepoint Health, Inc. TBD% due 11/16/2028	750	727
LSF11 A5 HoldCo LLC 9.666% due 10/15/2028	748	740
Madison IAQ LLC 8.689% due 06/21/2028	2,580	2,542
Mauser Packaging Solutions Holding Co. 9.330% due 08/14/2026	249	250
Mavis Tire Express Services Corp. 9.431% due 05/04/2028	796	795
McGraw-Hill Global Education Holdings LLC 10.181% due 07/28/2028	798	785
Medline Borrower LP 8.681% due 10/23/2028	4,472	4,465
Messer Industrie GmbH 8.152% due 03/02/2026	594	594
MH Sub LLC 9.566% due 05/03/2028	1,258	1,219
Michaels Cos., Inc. 9.902% due 04/15/2028	748	685
Mitchell International, Inc. 9.181% due 10/15/2028	2,081	2,050
MPH Acquisition Holdings LLC 9.916% (LIBOR03M + 4.250%) due 09/01/2028 ~	689	652
NCR Atleos LLC TBD% due 03/27/2029	800	773
Neptune Bidco U.S., Inc. 10.398% due 04/11/2029	448	404
NFP Corp. 8.681% due 02/16/2027	948	937
Nouryon Finance BV TBD% due 04/03/2028	2,000	1,980
Olympus Water U.S. Holding Corp.
9.402% due 11/09/2028	249	246
10.390% due 11/09/2028	500	500
OMNIA Partners LLC
TBD% - 0.500% due 07/19/2030 µ	43	43
9.601% due 07/25/2030	457	458
Ontario Gaming GTA LP 9.640% due 08/01/2030	500	501
Oscar AcquisitionCo LLC 9.990% due 04/29/2029	1,846	1,835
Padagis LLC 10.280% due 07/06/2028	275	268
Parexel International Corp. 8.681% due 11/15/2028	3,174	3,156
Park River Holdings, Inc. 8.522% (LIBOR06M + 3.250%) due 12/28/2027 ~	1,294	1,253
Petco Health & Wellness Company, Inc. 8.902% due 03/03/2028	1,624	1,608
PetSmart, Inc. 9.166% due 02/11/2028	798	797
Phoenix Guarantor, Inc.
8.681% due 03/05/2026	1,387	1,381
8.931% due 03/05/2026	249	249
Playa Resorts Holding BV 9.581% due 01/05/2029	995	997
PMHC, Inc. TBD% due 04/23/2029	1,197	1,133
Polaris Newco LLC 9.431% due 06/02/2028	2,941	2,823
Prime Security Services Borrower LLC 8.192% due 09/23/2026	997	997
Proofpoint, Inc. 8.681% due 08/31/2028	2,280	2,264
PUG LLC 9.566% - 9.681% due 02/12/2027 «	247	235
Quartz Acquireco LLC 8.818% due 06/28/2030 «	275	275
Radiate Holdco LLC 8.681% due 09/25/2026	1,869	1,536

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Rand Parent LLC 9.640% due 03/17/2030	927	902
RealPage, Inc. 8.431% due 04/24/2028	3,195	3,163
RegionalCare Hospital Partners Holdings, Inc. 9.072% - 9.377% (LIBOR03M + 3.750%) due 11/16/2025 ~	3,423	3,421
Restaurant Brands International, Inc. 7.566% due 09/12/2030	2,500	2,493
Scientific Games Holdings LP 8.768% due 04/04/2029	647	644
SCIH Salt Holdings, Inc. 9.631% due 03/16/2027	1,021	1,017
Sedgwick Claims Management Services, Inc. 9.066% due 02/24/2028	2,991	2,989
Select Medical Corp. 8.316% due 03/06/2027	599	598
Sigma Bidco BV 8.210% due 07/02/2025	52	52
Simon & Schuster, Inc. TBD% due 09/27/2030 «	200	199
Software AG TBD% due 09/16/2030 «	350	350
Specialty Building Products Holdings LLC 9.166% due 10/15/2028	598	593
Spirit AeroSystems, Inc. 9.619% due 01/15/2027	298	298
Spring Education Group, Inc. 1.000% due 09/28/2030	300	296
Stars Group Holdings BV
7.902% due 07/21/2026	114	114
8.902% due 07/22/2028	421	422
Station Casinos LLC 7.666% due 02/08/2027	394	393
Sunshine Investments BV 9.615% due 07/12/2029	273	273
Surgery Center Holdings, Inc. 9.189% due 08/31/2026	814	816
Syneos TBD% due 09/19/2030	2,200	2,154
Taboola.com Ltd. 9.431% due 09/01/2028 «	450	450
Tempo Acquisition LLC 8.066% due 08/31/2028	500	501
TransDigm, Inc. 8.640% due 08/24/2028	3,042	3,047
Trident TPI Holdings, Inc.
9.652% due 09/15/2028	247	246
9.890% due 09/15/2028	150	150
Triton Water Holdings, Inc. 8.902% due 03/31/2028	2,446	2,389
Uber Technologies, Inc. 8.159% due 03/03/2030	895	896
UFC Holdings LLC 8.369% due 04/29/2026	1,058	1,058
UGI Energy Services LLC 8.666% due 02/22/2030	571	571
Ultimate Software Group, Inc.
8.618% due 05/04/2026	3,533	3,527
9.219% due 05/04/2026	1,382	1,382
United Airlines, Inc. 9.182% due 04/21/2028	1,176	1,179
Univision Communications, Inc.
8.681% due 03/15/2026	1,339	1,338
8.681% due 01/31/2029	148	146
UPC Financing Partnership 8.372% due 01/31/2029	1,075	1,062
USI, Inc.
TBD% due 09/27/2030	500	500
9.140% due 11/22/2029	768	769
Veritas U.S., Inc. 10.431% due 09/01/2025	800	698
Vertical U.S. Newco, Inc. 9.381% due 07/30/2027	3,093	3,090
Virgin Media Bristol LLC
7.947% due 01/31/2028	1,500	1,461
8.697% due 01/31/2029	2,450	2,397
Whatabrands LLC 8.431% due 08/03/2028	2,033	2,027
White Cap Buyer LLC 9.066% (LIBOR01M + 3.750%) due 10/19/2027 ~	1,147	1,146
William Morris Endeavor Entertainment LLC 8.068% - 8.181% due 05/18/2025	490	490
Windstream Services LLC 11.666% due 09/21/2027	494	477
Worldpay LLC TBD% due 09/20/2030	2,300	2,301

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Worldwide Express Operations LLC 9.652% due 07/26/2028	843	832
Zayo Group Holdings, Inc. 9.641% due 03/09/2027	2,574	2,104
Ziggo Financing Partnership 7.947% due 04/30/2028	2,250	2,203

Total Loan Participations and Assignments (Cost $209,614)		211,232

CORPORATE BONDS & NOTES 4.3%
BANKING & FINANCE 0.4%
Freedom Mortgage Corp. 12.000% due 10/01/2028	450	458
PRA Group, Inc. 8.375% due 02/01/2028	500	455

		913

INDUSTRIALS 3.8%
Allegiant Travel Co. 7.250% due 08/15/2027	300	283
American Airlines Pass-Through Trust 3.375% due 11/01/2028	180	161
Community Health Systems, Inc. 5.250% due 05/15/2030	400	305
DISH Network Corp. 11.750% due 11/15/2027	300	303
EQM Midstream Partners LP 4.500% due 01/15/2029	500	446
Foundation Building Materials, Inc. 6.000% due 03/01/2029	250	208
GTCR W-2 Merger Sub LLC 7.500% due 01/15/2031 (a)	200	201
GYP Holdings Corp. 4.625% due 05/01/2029	500	431
Innophos Holdings, Inc. 9.375% due 02/15/2028	400	384
LifePoint Health, Inc. 11.000% due 10/15/2030 (a)	325	325
Lindblad Expeditions Holdings, Inc. 9.000% due 05/15/2028	800	799
Manitowoc Co., Inc. 9.000% due 04/01/2026	500	499
Olympus Water U.S. Holding Corp. 7.125% due 10/01/2027	100	93
Option Care Health, Inc. 4.375% due 10/31/2029	900	778
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	850	755
Rand Parent LLC 8.500% due 02/15/2030	400	370
Spirit AeroSystems, Inc. 4.600% due 06/15/2028	400	312
Star Parent, Inc. 9.000% due 10/01/2030	200	202
Triumph Group, Inc. 9.000% due 03/15/2028	600	594
White Cap Buyer LLC 6.875% due 10/15/2028	900	797
ZF North America Capital, Inc.
6.875% due 04/14/2028	150	147
7.125% due 04/14/2030	150	147

		8,540

UTILITIES 0.1%
Genesis Energy LP 8.875% due 04/15/2030	100	98

Total Corporate Bonds & Notes (Cost $9,729)		9,551

SHORT-TERM INSTRUMENTS 12.8%
REPURCHASE AGREEMENTS (e) 12.7%		28,400

U.S. TREASURY BILLS 0.1%
5.446% due 12/14/2023 (c)(d)	173	171

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Total Short-Term Instruments (Cost $28,571)	28,571

Total Investments in Securities (Cost $247,928)	249,354

Total Investments 111.7% (Cost $247,914)	$249,354
Financial Derivative Instruments (f)(g) 0.1%(Cost or Premiums, net $275)	188
Other Assets and Liabilities, net (11.8)%	(26,238)

Net Assets 100.0%	$223,304

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«							Security valued using significant unobservable inputs (Level 3).
µ							All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

(a)							When-issued security.
(b)							Payment in-kind security.
(c)							Coupon represents a weighted average yield to maturity.
(d)							Zero coupon security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)							REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	5.330%	09/29/2023	10/02/2023	$28,400	U.S. Treasury Bonds 3.250% due 05/15/2042			$(28,856)	$28,400	$28,413

Total Repurchase Agreements								$(28,856)	$28,400	$28,413

(1)							Includes accrued interest.
(f)							FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
									Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note December Futures				12/2023	8	$(1,622)	$4		$0	$(1)
U.S. Treasury 5-Year Note December Futures				12/2023	21	(2,213)	14		0	(3)
U.S. Treasury 10-Year Ultra December Futures				12/2023	11	(1,227)	26		0	(3)

Total Futures Contracts							$44		$0	$(7)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2023(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Calpine Corp.	5.000%	Quarterly	06/20/2028	4.015%	$1,500	$39	$19	$58	$1	$0
Charter Communications	5.000	Quarterly	06/20/2028	2.587	2,200	156	60	216	0	0

						$195	$79	$274	$1	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	1.750%	Annual	06/15/2027	$6,000	$287	$335	$622	$0	$(4)

Total Swap Agreements						$482	$414	$896	$1	$(4)

Cash of $2,519 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2023.

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)								FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON INDICES
										Swap Agreements, at Value
Counterparty	Pay/Receive(1)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	iBoxx USD Liquid Investment Grade Index		N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	$18,400	$(192)	$280	$94	$(6)
MYC	iBoxx USD Liquid Investment Grade Index		N/A	1.098% (1-Month USD-LIBOR plus a specified spread)	Maturity	03/20/2024	4,900	(15)	125	110	0

Total Swap Agreements								$(207)	$405	$204	$(6)

(1)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory					Level 1		Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Loan Participations and Assignments						$727	$205,985	$4,520		$211,232
Corporate Bonds & Notes
Banking & Finance						0	913	0		913
Industrials						325	8,215	0		8,540
Utilities						0	98	0		98
Short-Term Instruments
Repurchase Agreements						0	28,400	0		28,400
U.S. Treasury Bills						0	171	0		171

Total Investments						$1,052	$243,782	$4,520		$249,354

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared						0	1	0		1
Over the counter						0	204	0		204

						$0	$205	$0		$205
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared						0	(11)	0		(11)
Over the counter						0	(6)	0		(6)

						$0	$(17)	$0		$(17)

Total Financial Derivative Instruments						$0	$188	$0		$188

Totals						$1,052	$243,970	$4,520		$249,542

Schedule of Investments PIMCO Senior Loan Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2023:
Category and Subcategory	Beginning Balance at 06/30/2023	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2023	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2023 (1)

Investments in Securities, at Value
Loan Participations and Assignments	$2,861	$2,182	$(387)	$4	$1	$38	$1,828	$(2,007)	$4,520	$18

Totals	$2,861	$2,182	$(387)	$4	$1	$38	$1,828	$(2,007)	$4,520	$18

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 09/30/2023	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$199	Recent Transaction			Purchase Price			99.500	—
		4,321	Third Party Vendor			Broker Quote			91.550-100.250	99.100

Total		$4,520

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2023 may be due to an investment no longer held or categorized as Level 3 at period end.

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 98.7% ¤
MUNICIPAL BONDS & NOTES 89.7%
ALABAMA 3.3%
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2021 4.330% (MUNIPSA) due 10/01/2052 ~	$1,500	$1,461
Black Belt Energy Gas District, Alabama Revenue Bonds, Series 2023
5.250% due 12/01/2053	2,000	2,053
5.500% due 06/01/2049	1,470	1,500
Black Belt Energy Gas District, Alabama Revenue Notes, Series 2021 4.000% due 12/01/2023	1,250	1,248
Chatom Industrial Development Board, Alabama Revenue Notes, (AGM Insured), Series 2020 5.000% due 08/01/2025	1,000	1,012
Healthcare Authority of Baptist Health, Alabama Revenue Notes, Series 2023 5.000% due 11/15/2025	1,000	1,013
Industrial Development Board of the City of Mobile Alabama Revenue Bonds, Series 2007 1.000% due 06/01/2034	4,625	4,362
Prattville Industrial Development Board, Alabama Revenue Bonds, Series 2019 2.000% due 11/01/2033	450	440
Southeast Alabama Gas Supply District Revenue Bonds, Series 2018 4.000% due 06/01/2049	2,000	1,987
Southeast Energy Authority A Cooperative District, Alabama Revenue Bonds, Series 2023 5.000% due 01/01/2054	2,400	2,425

		17,501

ARIZONA 2.9%
Arizona Health Facilities Authority Revenue Bonds, Series 2014 5.000% due 01/01/2044	4,000	4,009
Arizona Health Facilities Authority Revenue Bonds, Series 2015 4.230% (MUNIPSA) due 01/01/2046 ~	1,125	1,108
Coconino County, Arizona Pollution Control Corp. Revenue Bonds, Series 2017 3.750% due 03/01/2039	1,000	985
Industrial Development Authority of the City of Phoenix, Arizona Revenue Notes, Series 2018 5.000% due 07/01/2024	200	200
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 01/01/2053	1,500	1,533
Maricopa County, Arizona Special Health Care District General Obligation Notes, Series 2018 5.000% due 07/01/2024	350	352
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2014 4.750% due 07/01/2044	1,410	1,419
Tempe, Arizona Certificates of Participation Notes, Series 2021 0.623% due 07/01/2024	1,350	1,299
Town of Gilbert, Arizona General Obligation Notes, Series 2022 5.000% due 07/15/2028	1,425	1,520
University of Arizona Revenue Notes, Series 2021 5.000% due 06/01/2026	2,850	2,946

		15,371

CALIFORNIA 11.4%
Bay Area Toll Authority, California Revenue Bonds, Series 2021
4.390% (MUNIPSA) due 04/01/2056 ~	2,000	1,950
4.430% (MUNIPSA) due 04/01/2056 ~	1,500	1,467
California Community Choice Financing Authority Revenue Bonds, Series 2021 4.000% due 02/01/2052	1,250	1,180
California Community Choice Financing Authority Revenue Bonds, Series 2023
5.000% due 02/01/2054	2,500	2,524
5.250% due 01/01/2054	3,250	3,244
California County Tobacco Securitization Agency Revenue Notes, Series 2020 5.000% due 06/01/2024	500	503
California Health Facilities Financing Authority Revenue Bonds, Series 2021 3.000% due 08/15/2054	3,000	2,955
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2018 4.330% (MUNIPSA) due 08/01/2047 ~	4,500	4,458
California Infrastructure & Economic Development Bank Revenue Bonds, Series 2021 4.680% (MUNIPSA) due 12/01/2050 ~	1,000	972
California Infrastructure & Economic Development Bank Revenue Notes, Series 2018 5.000% due 10/01/2025	2,250	2,318
California State General Obligation Bonds, (AGM Insured), Series 2007 5.250% due 08/01/2032	1,000	1,122
California State General Obligation Notes, Series 2020 5.000% due 11/01/2027	1,250	1,323

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

California State General Obligation Notes, Series 2023 5.000% due 09/01/2025	5,000	5,139
California State Public Works Board Revenue Notes, Series 2021 5.000% due 11/01/2029	1,500	1,621
California Statewide Communities Development Authority Revenue Bonds, Series 2004 5.000% due 04/01/2038	2,500	2,675
California Statewide Communities Development Authority Revenue Bonds, Series 2006 2.625% due 11/01/2033	1,000	997
California Statewide Communities Development Authority Revenue Notes, Series 2021 1.462% due 02/01/2028	3,680	3,132
East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003 5.250% due 02/01/2026	3,305	3,382
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2017 5.000% due 06/01/2024	2,135	2,153
Golden State, California Tobacco Securitization Corp. Revenue Notes, Series 2021
0.988% due 06/01/2024	2,000	1,939
2.587% due 06/01/2029	5,875	4,931
Los Angeles Unified School District, California General Obligation Bonds, Series 2014 5.000% due 07/01/2025	2,220	2,247
Metropolitan Water District of Southern California Revenue Bonds, Series 2017 4.120% (MUNIPSA) due 07/01/2047 ~	1,200	1,196
Pasadena Unified School District, California General Obligation Notes, Series 2021 2.000% due 08/01/2025	2,110	2,019
San Bernardino County, California Certificates of Participation Bonds, Series 1992 6.875% due 08/01/2024	1,535	1,573
Silicon Valley Clean Water, California Revenue Notes, Series 2021 0.500% due 03/01/2026	2,500	2,234
Southern California Public Power Authority Revenue Bonds, Series 2020 0.650% due 07/01/2040	1,000	940
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2019 5.000% due 06/01/2030	1,000	1,061

		61,255

COLORADO 3.3%
Colorado Health Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/01/2049	1,700	1,722
Colorado Health Facilities Authority Revenue Bonds, Series 2022 4.530% (MUNIPSA) due 05/15/2061 ~	5,000	4,959
Colorado Health Facilities Authority Revenue Bonds, Series 2023 5.000% due 11/15/2058	1,000	1,051
Colorado Health Facilities Authority Revenue Notes, Series 2020 2.800% due 12/01/2026	380	352
Colorado Health Facilities Authority Revenue Notes, Series 2022 5.000% due 11/01/2026	500	509
E-470 Public Highway Authority, Colorado Revenue Bonds, Series 2021 3.908% (SOFRRATE) due 09/01/2039 ~	3,000	2,989
Regional Transportation District, Colorado Revenue Notes, Series 2020
5.000% due 01/15/2024	400	400
5.000% due 07/15/2024	325	325
University of Colorado Revenue Bonds, Series 2019 2.000% due 06/01/2054	5,500	5,352

		17,659

CONNECTICUT 3.5%
Connecticut Special Tax Revenue State Special Tax Notes, Series 2020 5.000% due 05/01/2025	350	356
Connecticut Special Tax State Revenue Notes, Series 2018 5.000% due 10/01/2025	1,000	1,025
Connecticut Special Tax State Revenue Notes, Series 2022
5.000% due 07/01/2027	1,000	1,048
5.000% due 07/01/2029	3,000	3,221
Connecticut State General Obligation Bonds, Series 2013 4.930% (MUNIPSA + 0.950%) due 03/01/2024 ~	1,020	1,021
Connecticut State General Obligation Notes, Series 2015 5.000% due 08/01/2025	350	357
Connecticut State General Obligation Notes, Series 2022 5.000% due 11/15/2028	1,500	1,603
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2013 3.950% due 07/01/2042	10,000	10,000

		18,631

DELAWARE 0.5%
Delaware State Economic Development Authority Revenue Bonds, Series 2020
1.050% due 01/01/2031	750	704
1.250% due 10/01/2045	2,000	1,818

		2,522

DISTRICT OF COLUMBIA 0.2%
Washington Metropolitan Area Transit Authority Dedicated, District of Columbia Revenue Notes, Series 2023 5.000% due 07/15/2025	1,000	1,021

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

FLORIDA 1.9%
Florida Development Finance Corp. Revenue Notes, Series 2023
5.000% due 09/01/2025	3,800	3,846
5.000% due 09/01/2026	1,550	1,577
Florida Municipal Power Agency Revenue Notes, Series 2019
5.000% due 10/01/2025	250	255
5.000% due 10/01/2026	470	484
Lee Memorial Health System, Florida Revenue Bonds, Series 2019 5.000% due 04/01/2033	1,000	1,013
Miami-Dade County, Florida Water & Sewer System Revenue Notes, Series 2015 5.000% due 10/01/2024	710	718
Miami-Dade Seaport Department, Florida Revenue Notes, Series 2013 5.000% due 10/01/2023	550	550
Mid-Bay Bridge Authority, Florida Revenue Bonds, Series 2015 5.000% due 10/01/2035	2,000	2,006

		10,449

GEORGIA 2.5%
Bartow County, Georgia Development Authority Revenue Bonds, Series 1997 1.800% due 09/01/2029	3,000	2,449
Burke County, Georgia Development Authority Revenue Bonds, Series 2008 2.925% due 11/01/2048	500	494
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2018 4.478% (0.67*US0001M + 0.830%) due 08/01/2048 ~	500	501
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2021 4.000% due 05/01/2052	1,000	956
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2022 5.000% due 12/01/2052	3,000	2,996
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2023 5.000% due 06/01/2053	3,750	3,721
Main Street Natural Gas, Inc., Georgia Revenue Notes, Series 2021 4.000% due 12/01/2024	750	741
Municipal Electric Authority of Georgia Revenue Notes, (AGM Insured), Series 2021
5.000% due 01/01/2025	200	202
5.000% due 01/01/2026	385	393
Municipal Electric Authority of Georgia Revenue Notes, Series 2020 5.000% due 01/01/2024	490	491
Municipal Electric Authority of Georgia Revenue Notes, Series 2021 5.000% due 01/01/2024	360	360

		13,304

ILLINOIS 4.2%
Chicago Transit Authority, Illinois Revenue Notes, Series 2020 1.838% due 12/01/2023	1,500	1,491
Chicago, Illinois General Obligation Notes, Series 2021 5.000% due 01/01/2030	3,000	3,108
Cook County, Illinois General Obligation Notes, Series 2021 5.000% due 11/15/2024	1,750	1,769
Illinois Finance Authority Revenue Bonds, Series 2021 4.680% (MUNIPSA) due 05/01/2042 ~	1,000	977
Illinois Finance Authority Revenue Notes, Series 2020 5.000% due 08/15/2026	250	258
Illinois State General Obligation Notes, Series 2020
5.000% due 10/01/2025	1,700	1,728
5.000% due 10/01/2028	3,200	3,333
Illinois State General Obligation Notes, Series 2022 5.000% due 03/01/2026	7,750	7,908
Metropolitan Pier & Exposition Authority, Illinois Revenue Notes, Series 2022 3.000% due 06/15/2025	1,125	1,089
Sales Tax Securitization Corp., Illinois Revenue Notes, Series 2020 2.325% due 01/01/2025	1,000	960

		22,621

INDIANA 1.6%
Indiana Finance Authority Revenue Bonds, Series 2010 3.000% due 11/01/2030	2,500	2,247
Indiana Finance Authority Revenue Bonds, Series 2023 5.000% due 10/01/2062	2,000	2,085
Indiana Finance Authority Revenue Notes, Series 2021 0.650% due 08/01/2025	4,500	4,100

		8,432

IOWA 0.6%
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2003 4.750% due 08/15/2032	925	925
Cedar Rapids, Iowa Revenue Bonds, (AMBAC Insured), Series 2005 7.718% due 08/15/2029	1,400	1,400

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

PEFA Inc, Iowa Revenue Bonds, Series 2019 5.000% due 09/01/2049	650	649

		2,974

KANSAS 0.5%
Kansas Department of Transportation State Revenue Bonds, Series 2004 4.311% (0.7*US0001M + 0.500%) due 09/01/2024 ~	2,500	2,490

KENTUCKY 0.7%
Kentucky Public Energy Authority Revenue Bonds, Series 2020 4.000% due 12/01/2050	500	490
Kentucky Public Energy Authority Revenue Notes, Series 2018 4.000% due 06/01/2025	2,505	2,471
Kentucky State Property & Building Commission Revenue Notes, Series 2022 5.000% due 06/01/2031	500	538

		3,499

LOUISIANA 1.3%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2020 0.875% due 02/01/2046	1,700	1,615
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017
2.100% due 06/01/2037	2,925	2,872
2.375% due 06/01/2037	2,810	2,626

		7,113

MARYLAND 0.9%
Howard County, Maryland General Obligation Notes, Series 2018 5.000% due 02/15/2027	3,000	3,141
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 5.000% due 07/01/2045	1,500	1,514

		4,655

MASSACHUSETTS 1.7%
Commonwealth of Massachusetts Revenue Bonds,(BAM Insured), Series 2005 5.500% due 01/01/2034	5,000	5,635
Massachusetts Bay Transportation Authority Sales Tax Revenue Notes, Series 2023 5.000% due 07/01/2029	1,300	1,410
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 4.580% (MUNIPSA) due 07/01/2049 ~	1,750	1,737
Massachusetts State College Building Authority Revenue Notes, Series 2022 5.000% due 05/01/2024	500	503

		9,285

MICHIGAN 1.9%
Detroit, Michigan Sewage Disposal System Revenue Bonds, (AGM Insured), Series 2006 4.291% (TSFR3M) due 07/01/2032 ~	2,000	1,857
Michigan Finance Authority Hospital Revenue Refunding Bonds, Series 2022 4.730% (MUNIPSA) due 04/15/2047 ~	3,000	2,943
Michigan Finance Authority Revenue Bonds, Series 2015 1.200% due 10/15/2030	2,000	1,703
Michigan Finance Authority Revenue Notes, Series 2020 2.326% due 06/01/2030	565	529
Michigan State Building Authority Revenue Bonds, Series 2020 4.090% due 10/15/2042	1,000	1,000
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010 4.000% due 11/15/2047	500	499
Michigan Trunk Line State Revenue Notes, Series 2023 5.000% due 11/15/2026	1,500	1,564

		10,095

MINNESOTA 0.4%
Minneapolis, Minnesota Revenue Bonds, Series 2018 4.450% due 11/15/2048	1,900	1,900

MISSOURI 1.1%
Health & Educational Facilities Authority of the State of Missouri Revenue Notes, Series 2023 5.000% due 05/01/2033	2,650	2,896
St Louis School District, Missouri General Obligation Bonds, (AGM Insured), Series 2023 5.000% due 04/01/2034	1,000	1,086

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

St Louis School District, Missouri General Obligation Notes, (AGM Insured), (BAM Insured), Series 2022 4.000% due 04/01/2024	2,000	2,001

		5,983

NEBRASKA 0.8%
Douglas County, Nebraska Revenue Bonds, Series 2021 4.510% (MUNIPSA) due 07/01/2035 ~	2,450	2,417
Nebraska Public Power District Revenue Notes, Series 2023 5.000% due 07/01/2028	1,750	1,839

		4,256

NEVADA 0.4%
Clark County, Nevada General Obligation Bonds, Series 2019 5.000% due 07/01/2031	2,150	2,299

NEW HAMPSHIRE 0.1%
New Hampshire Business Finance Authority Revenue Notes, Series 2021
4.000% due 01/01/2026	265	259
4.000% due 01/01/2027	250	241

		500

NEW JERSEY 4.5%
New Jersey Economic Development Authority Revenue Notes, Series 2019 5.250% due 09/01/2024	7,000	7,067
New Jersey Economic Development Authority Revenue Notes, Series 2022
5.000% due 11/01/2023	630	630
5.000% due 11/01/2024	825	832
New Jersey Economic Development Authority Revenue Notes, Series 2023 5.000% due 03/01/2028	2,200	2,296
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2019 5.000% due 07/01/2042	900	913
New Jersey State General Obligation Notes, Series 2020 5.000% due 06/01/2028	2,000	2,116
New Jersey Turnpike Authority Revenue Notes, Series 2020 5.000% due 01/01/2028	5,000	5,143
Newark Housing Authority Scholarship Foundation A New Jersey Non Revenue Bonds, (NPFGC Insured), Series 2007 5.250% due 01/01/2025	600	604
Tobacco Settlement Financing Corp., New Jersey Revenue Notes, Series 2018 5.000% due 06/01/2026	4,750	4,844

		24,445

NEW YORK 13.9%
Chautauqua County, New York Capital Resource Corp. Revenue Bonds, Series 2020 4.250% due 04/01/2042	2,000	1,931
Iroquois Central School District, New York General Obligation Notes, Series 2023 4.500% due 06/21/2024	1,550	1,555
Long Island Power Authority, New York Revenue Bonds, Series 2022 4.430% (MUNIPSA) due 09/01/2038 ~	2,000	1,988
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002 4.364% (SOFRRATE) due 11/01/2032 ~	1,500	1,487
New York City Housing Development Corp. Revenue Bonds, Series 2018 2.750% due 05/01/2050	750	747
New York City Industrial Development Agency, New York Revenue Notes, (AGM Insured), Series 2020 5.000% due 03/01/2028	675	704
New York City Water & Sewer System, New York Revenue Bonds, Series 2014 4.800% due 06/15/2050	4,000	4,000
New York City, New York General Obligation Bonds, Series 2012 4.170% due 04/01/2042	6,300	6,300
New York City, New York General Obligation Bonds, Series 2015 4.800% due 06/01/2044	2,000	2,000
New York City, New York General Obligation Bonds, Series 2018 4.800% due 12/01/2047	5,000	5,000
New York City, New York Housing Development Corp. Revenue Bonds, (FHA Insured), Series 2021
0.600% due 05/01/2061	1,965	1,814
4.100% due 05/01/2061	7,505	7,505
New York City, New York Industrial Development Agency Revenue Bonds, Series 2007 5.000% due 10/01/2042	17,100	17,100
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2013 4.750% due 06/15/2048	4,700	4,700
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2022 5.000% due 06/15/2027	1,250	1,277
New York State Dormitory Authority Revenue Bonds, Series 2016 5.000% due 02/15/2028	4,565	4,672
New York State Dormitory Authority Revenue Bonds, Series 2019 5.000% due 05/01/2048	2,500	2,501
New York State Dormitory Authority Revenue Notes, Series 2020 5.000% due 02/15/2028	2,245	2,372
New York State Urban Development Corp. Revenue Notes, Series 2021 5.000% due 03/15/2024	3,750	3,769

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

New York Transportation Development Corp. Revenue Notes, Series 2020 5.000% due 12/01/2023	250	250
Port Authority of New York & New Jersey Revenue Bonds, Series 2017 5.000% due 11/15/2029	1,110	1,160
Schenectady County Capital Resource Corp. Union College Project, New York General Obligation Notes Series 2023 4.500% due 06/14/2024	1,075	1,079
Town of Oyster Bay, New York General Obligation Notes, Series 2021 4.000% due 03/01/2024	850	850

		74,761

OHIO 2.1%
Akron Bath Copley Joint Township Hospital District, Ohio Revenue Notes, Series 2022 5.000% due 11/15/2030	1,000	1,065
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2021 1.000% due 02/15/2048	2,000	1,937
Butler County, Ohio Revenue Notes, Series 2017 4.000% due 11/15/2023	500	499
Northeast Ohio Medical University Revenue Notes, Series 2021 3.000% due 12/01/2023	150	150
Ohio Air Quality Development Authority Duke Energy Corporation Project Revenue Notes, Series 2022 4.000% due 09/01/2030	2,900	2,838
Ohio Air Quality Development Authority Revenue Bonds, Series 2009 1.500% due 02/01/2026	2,200	2,001
Ohio State Revenue Bonds, Series 2010 3.950% due 11/01/2035	2,500	2,499
Worthington City School District, Ohio General Obligation Notes, Series 2023 0.000% due 12/01/2029 (c)	500	376

		11,365

OREGON 0.4%
Multnomah County School District 40, Oregon General Obligation Notes, Series 2023 0.000% due 06/15/2027 (c)	325	278
Oregon State Facilities Authority Revenue Notes, Series 2020 5.000% due 10/01/2026	145	146
Oregon State General Obligation Notes, Series 2023 5.000% due 05/01/2026	1,625	1,679

		2,103

PENNSYLVANIA 4.3%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2017 4.680% (MUNIPSA) due 11/15/2047 ~	5,000	4,949
Bethlehem Area School District Authority, Pennsylvania Revenue Notes, Series 2021 3.914% (SOFRRATE) due 07/01/2031 ~	3,525	3,442
Commonwealth of Pennsylvania General Obligation Notes, Series 2019 5.000% due 07/15/2024	2,500	2,522
Lehigh County, Pennsylvania Revenue Bonds, Series 2019 5.080% (MUNIPSA) due 08/15/2038 ~(d)	2,430	2,402
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2023 4.100% due 06/01/2029	4,500	4,486
Northampton County, Pennsylvania General Purpose Authority Revenue Bonds, Series 2018 4.851% (0.7*US0001M + 1.040%) due 08/15/2048 ~	750	750
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2020 3.000% due 01/01/2025	1,020	996
Pennsylvania Economic Development Financing Authority Revenue Notes, Series 2021 4.000% due 10/15/2023	700	700
Pennsylvania Turnpike Commission Revenue Notes, Series 2018 4.580% (MUNIPSA + 0.600%) due 12/01/2023 ~	1,000	1,000
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2020
4.000% due 07/01/2024	900	891
4.000% due 07/01/2026	1,250	1,227

		23,365

PUERTO RICO 1.2%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018 4.500% due 07/01/2034	4,750	4,585
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Notes, Series 2018
0.000% due 07/01/2024 (c)	437	423
0.000% due 07/01/2027 (c)	1,843	1,572

		6,580

SOUTH CAROLINA 1.2%
Patriots Energy Group Financing Agency, South Carolina Revenue Bonds, Series 2018
4.000% due 10/01/2048	4,000	3,988
4.508% (US0001M) due 10/01/2048 ~	1,000	999

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2020 5.000% due 12/01/2048	1,250	1,266

		6,253

TENNESSEE 0.9%
Metropolitan Government of Nashville & Davidson County Sports Auth, Tennessee Revenue Notes, Series 2023
5.000% due 07/01/2028	700	739
5.000% due 07/01/2029	1,000	1,065
Tennergy Corp., Tennessee Revenue Bonds, Series 2019 5.000% due 02/01/2050	1,500	1,504
Tennergy Corp., Tennessee Revenue Bonds, Series 2022 5.500% due 10/01/2053	1,250	1,270
Tennessee Energy Acquisition Corp. Revenue Notes, Series 2021
5.000% due 11/01/2023	250	250
5.000% due 11/01/2024	250	251

		5,079

TEXAS 9.3%
Arlington Higher Education Finance Corp., Texas Revenue Notes, (PSF Insured), Series 2021 4.000% due 02/15/2026	280	279
Austin, Texas Electric Utility Revenue Notes, Series 2023
5.000% due 11/15/2024	850	861
5.000% due 11/15/2025	1,200	1,228
County of Williamson, Texas General Obligation Notes, Series 2023 5.000% due 02/15/2025	2,500	2,542
Dallas Fort Worth International Airport, Texas Revenue Notes, Series 2023 5.000% due 11/01/2028	2,000	2,127
Denton Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 08/15/2028	2,000	2,002
Denton Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2023 5.000% due 08/15/2025	1,500	1,534
El Paso Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2020 5.000% due 08/15/2024	400	404
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2023 5.000% due 10/01/2052	2,500	2,602
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2019
4.440% (SOFRRATE) due 11/15/2046 ~	2,500	2,500
5.000% due 07/01/2049	2,500	2,567
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2020 5.000% due 06/01/2032	550	565
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2019 5.000% due 12/01/2024	350	354
Harris County, Texas General Obligation Bonds, Series 2015 5.000% due 10/01/2026	2,920	2,976
Liberty Hill Independent School District, Texas General Obligation Notes, (PSF Insured), Series 2022 5.000% due 02/01/2027	2,000	2,084
Matagorda County, Texas Navigation District No 1 Revenue Bonds, Series 2001 2.600% due 11/01/2029	1,500	1,299
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2019 1.600% due 08/01/2049	730	713
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2020 0.700% due 06/01/2050	1,500	1,411
Northside Independent School District, Texas General Obligation Bonds, (PSF Insured), Series 2022 2.000% due 06/01/2052	1,300	1,198
Pasadena Texas General Obligation Bonds, (PSF Insured), Series 2015 1.500% due 02/15/2044	750	732
San Antonio, Texas Electric & Gas Systems Revenue Bonds, Series 2015 1.125% due 12/01/2045	2,500	2,210
San Antonio, Texas General Obligation Notes, Series 2023 5.000% due 02/01/2025	5,000	5,073
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2022 5.000% due 11/15/2052	1,900	1,936
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2022 5.000% due 10/01/2026	225	232
Tarrant Regional Water District, Texas Revenue Notes, Series 2021 1.050% due 09/01/2027	5,000	4,319
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% (US0003M) due 12/15/2026 ~	1,000	969
Texas Municipal Gas Acquisition & Supply Corp. Revenue Notes, Series 2021
5.000% due 12/15/2023	500	500
5.000% due 12/15/2026	1,750	1,744
Texas Water Development Board Revenue Notes, Series 2022 5.000% due 10/15/2025	1,250	1,280
Travis County, Texas Housing Finance Corp. Revenue Bonds, Series 2022 4.125% due 06/01/2045	1,000	964

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Waco Educational Finance Corp., Texas Revenue Notes, Series 2021 4.000% due 03/01/2026	525	524

		49,729

UTAH 0.1%
City of Salt Lake, Utah Revenue Notes, Series 2021
5.000% due 07/01/2024	350	352
5.000% due 07/01/2025	450	458

		810

VIRGINIA 1.4%
Arlington County, Virginia Industrial Development Authority Revenue Bonds, Series 2023 5.000% due 07/01/2053	1,600	1,674
Richmond Redevelopment & Housing Authority, Virginia Revenue Notes, Series 2023 4.250% due 03/01/2026	1,500	1,490
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2009 0.750% due 10/01/2040	3,800	3,472
Wise County, Virginia Industrial Development Authority Revenue Bonds, Series 2010 1.200% due 11/01/2040	1,150	1,120

		7,756

WASHINGTON 2.7%
Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes, Washington Revenue Bonds, Series 2015 4.180% (MUNIPSA) due 11/01/2045 ~	4,500	4,419
Central Puget Sound Regional Transit Authority, Washington Revenue Bonds, Series 2015 4.430% (MUNIPSA + 0.450%) due 11/01/2045 ~	750	750
Grant County, Washington Public Utility District No 2 Revenue Notes, Series 2023
5.000% due 01/01/2025	725	736
5.000% due 01/01/2026	500	514
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2018 4.470% (MUNIPSA + 0.490%) due 11/01/2046 ~	675	675
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2021 4.230% (MUNIPSA) due 05/01/2045 ~	3,000	2,942
State of Washington General Obligation Refunding Notes, Series 2022 4.000% due 07/01/2026	1,000	1,010
University of Washington Revenue Bonds, Series 2022 4.000% due 05/01/2048	2,500	2,496
Washington State Housing Finance Commission Revenue Bonds, Series 2023 3.375% due 04/20/2037	1,350	1,086

		14,628

WISCONSIN 2.0%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2022 3.700% due 10/01/2046	2,500	2,411
Public Finance Authority, Wisconsin Revenue Notes, Series 2021 4.000% due 10/01/2026	305	295
University of Wisconsin Hospitals & Clinics Revenue Bonds, Series 2018 4.770% due 04/01/2048	5,000	5,000
Wisconsin Department of Transportation Revenue Notes, Series 2023 5.000% due 07/01/2025	750	766
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 4.160% (MUNIPSA) due 08/15/2054 ~	2,500	2,451

		10,923

Total Municipal Bonds & Notes (Cost $493,497)		481,612

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
1.500% due 11/30/2024	1,100	1,052

Total U.S. Treasury Obligations (Cost $1,101)		1,052

SHORT-TERM INSTRUMENTS 8.8%
REPURCHASE AGREEMENTS (e) 0.1%		661

U.S. TREASURY BILLS 6.4%
5.405% due 10/03/2023 - 12/28/2023 (a)(b)(c)	34,700	34,578

MUNICIPAL BONDS & NOTES 2.3%
Los Angeles County, California Facilities Inc Revenue Notes, Series 2023 5.000% due 06/28/2024	5,000	5,060
Port of Los Angeles, California Revenue Notes, Series 2023 5.000% due 06/27/2024	4,600	4,655

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

School District of Broward County, Florida Revenue Notes, Series 2023 5.000% due 06/28/2024	2,500	2,520

Total Municipal Bonds & Notes (Cost $12,253)		12,235

Total Short-Term Instruments (Cost $47,492)		47,474

Total Investments in Securities (Cost $542,090)		530,138

Total Investments 98.7% (Cost $542,090)		$530,138
Other Assets and Liabilities, net 1.3%		7,110

Net Assets 100.0%		$537,248

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

	(a)						When-issued security.
	(b)						Coupon represents a weighted average yield to maturity.
	(c)						Zero coupon security.
	(d)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Lehigh County, Pennsylvania Revenue Bonds, Series 2019	5.080%			08/15/2038	09/14/2021	$2,480	$2,402	0.45%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(e)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC	2.600%	09/29/2023	10/02/2023	$661	U.S. Treasury Notes 0.750% due 04/30/2026	$(674)	$661	$661

Total Repurchase Agreements						$(674)	$661	$661

	(1)						Includes accrued interest.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$17,501	$0	$17,501
	Arizona			0	15,371	0	15,371
	California			0	61,255	0	61,255
	Colorado			0	17,659	0	17,659
	Connecticut			0	18,631	0	18,631
	Delaware			0	2,522	0	2,522
	District of Columbia			0	1,021	0	1,021
	Florida			0	10,449	0	10,449
	Georgia			0	13,304	0	13,304
	Illinois			0	22,621	0	22,621
	Indiana			0	8,432	0	8,432
	Iowa			0	2,974	0	2,974
	Kansas			0	2,490	0	2,490
	Kentucky			0	3,499	0	3,499
	Louisiana			0	7,113	0	7,113
	Maryland			0	4,655	0	4,655
	Massachusetts			0	9,285	0	9,285
	Michigan			0	10,095	0	10,095
	Minnesota			0	1,900	0	1,900
	Missouri			0	5,983	0	5,983
	Nebraska			0	4,256	0	4,256
	Nevada			0	2,299	0	2,299
	New Hampshire			0	500	0	500
	New Jersey			0	24,445	0	24,445
	New York			0	74,761	0	74,761
	Ohio			0	11,365	0	11,365
	Oregon			0	2,103	0	2,103
	Pennsylvania			0	23,365	0	23,365
	Puerto Rico			0	6,580	0	6,580
	South Carolina			0	6,253	0	6,253
	Tennessee			0	5,079	0	5,079
	Texas			0	49,729	0	49,729
	Utah			0	810	0	810
	Virginia			0	7,756	0	7,756
	Washington			0	14,628	0	14,628

Schedule of Investments PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

Wisconsin	0	10,923	0	10,923
U.S. Treasury Obligations	0	1,052	0	1,052
Short-Term Instruments
Repurchase Agreements	0	661	0	661
U.S. Treasury Bills	0	34,578	0	34,578
Municipal Bonds & Notes	0	12,235	0	12,235

Total Investments	$0	$530,138	$0	$530,138

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Schedule of Investments PIMCO Ultra Short Government Active Exchange-Traded Fund	September 30, 2023 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 99.3% ¤
U.S. GOVERNMENT AGENCIES 8.4%
Federal Farm Credit Banks Funding Corp.
5.350% due 02/09/2024 •	$1,900	$1,900
5.430% due 01/22/2024 •	895	895
Federal Home Loan Bank
5.380% due 12/14/2023 •	925	925
5.420% due 01/19/2024 •	100	100

Total U.S. Government Agencies (Cost $3,820)		3,820

SHORT-TERM INSTRUMENTS 90.9%
SHORT-TERM NOTES 1.1%
Federal Home Loan Bank 5.340% due 12/11/2023 •	500	500

U.S. TREASURY BILLS 89.8%
5.461% due 10/03/2023 - 01/23/2024 (a)(b)	41,150	40,672

Total Short-Term Instruments (Cost $41,171)		41,172

Total Investments in Securities (Cost $44,991)		44,992

Total Investments 99.3% (Cost $44,991)		$44,992
Other Assets and Liabilities, net 0.7%		305

Net Assets 100.0%		$45,297

Schedule of Investments PIMCO Ultra Short Government Active Exchange-Traded Fund (Cont.)	September 30, 2023 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)				Coupon represents a weighted average yield to maturity.
(b)				Zero coupon security.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2023 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2023

Investments in Securities, at Value
U.S. Government Agencies	$0	$3,820	$0	$3,820
Short-Term Instruments
Short-Term Notes	0	500	0	500
U.S. Treasury Bills	0	40,672	0	40,672

Total Investments	$0	$44,992	$0	$44,992

There were no significant transfers into or out of Level 3 during the period ended September 30, 2023.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on January 19, 2023, as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Commodity Strategy Active Exchange-Traded Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies as specified in its prospectus and statement of additional information. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Fund and the Commodity Subsidiary, if any. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Fund and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Fund will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 5.7% of the Fund’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of a Fund’s shares, or each of their respective share classes as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Funds’ shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Funds or their agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. Each Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, each Fund may calculate its NAV as of the NYSE Close for such day or such other time that a Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Funds will normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by the Pacific Investment Management Company LLC (“PIMCO” or “Manager”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for each Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of a Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), a Fund’s NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, a Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. A Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when a Fund is not open for business, which may result in a Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that a Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in a Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee’s policies and procedures are intended to result in a calculation of a Fund's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be

Notes to Financial Statements (Cont.)

realized if the securities were sold. The Funds' use of fair valuation may also help to deter “stale price arbitrage” as discussed under the "Abusive Trading Practices" section in each Fund's prospectus.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of a Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities that are smaller in size than institutional-sized or round lot positions of the particular security/instrument type may apply an adjustment factor to the daily vendor-provided price for the corresponding round lot position to arrive at a fair value for the applicable odd lot positions. The adjustment factor is determined by comparing the prices of internal trades with vendor prices, calculating the weighted average differences, and using that difference as an adjustment factor to vendor prices. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

A Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Funds' tax positions for all open tax years. As of September 30, 2023, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The Funds file U.S. federal, state, and local tax returns as required. The Funds' tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

Each Fund eligible to participate in securities lending may invest the cash collateral received for securities out on loan in the PIMCO Government Money Market Fund under the Securities Lending Agreement. PIMCO Government Money Market Fund is considered to be affiliated with the Funds. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Funds’ website at www.pimco.com, or upon request, as applicable. The table below shows the Funds’ transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2023 (amounts in thousands†):

Investments in PIMCO Government Money Market Fund

Notes to Financial Statements (Cont.)

Fund Name	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	$25,063	$22,715	$(17,906)	$0	$0	$29,872	$359	$0
PIMCO Investment Grade Corporate Bond Index Exchange-Traded Fund	2,928	5,757	(2,991)	0	0	5,694	61	0
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	149	16,304	(16,453)	0	0	0	7	0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

The table below shows the Fund’s transactions in and earnings from investments in the affiliated Fund for the period ended September 30, 2023 (amounts in thousands†):

PIMCO Active Bond Exchange-Traded Fund

Fund Name	Market Value 06/30/2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 09/30/2023	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Senior Loan Active Exchange-Traded Fund	$18,827	$13,912	$0	$0	$182	$32,921	$454	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	FICC	Fixed Income Clearing Corporation	NOM	Nomura Securities International, Inc.
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RCY	Royal Bank of Canada
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SAL	Citigroup Global Markets, Inc.
CBK	Citibank N.A.	MAC	Macquarie Bank Limited	SCX	Standard Chartered Bank, London
CDI	Natixis Singapore	MBC	HSBC Bank Plc	TOR	The Toronto-Dominion Bank
CIB	Canadian Imperial Bank of Commerce	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC	UBS	UBS Securities LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	PEN	Peruvian New Sol
BRL	Brazilian Real	IDR	Indonesian Rupiah	THB	Thai Baht
CAD	Canadian Dollar	INR	Indian Rupee	TWD	Taiwanese Dollar
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	USD (or $)	United States Dollar
CZK	Czech Koruna	MXN	Mexican Peso	ZAR	South African Rand
EUR	Euro

Exchange Abbreviations:
CBOT	Chicago Board of Trade	OTC	Over the Counter

Index/Spread Abbreviations:
BRENT	Brent Crude	LIBOR03M	3 Month USD-LIBOR	SOFR30A	30-day Secured Overnight Financing Rate Average
CDX.EM	Credit Derivatives Index - Emerging Markets	LIBOR06M	6 Month USD-LIBOR	SOFRINDX	Secured Overnight Financing Rate Index
CDX.HY	Credit Derivatives Index - High Yield	MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index	TSFR3M	Term SOFR 3-Month
CDX.IG	Credit Derivatives Index - Investment Grade	PIMCODB	PIMCO Custom Commodity Basket	US0001M	ICE 1-Month USD LIBOR
JMABNIC5	J.P. Morgan Custom Commodity Index	PRIME	Daily US Prime Rate	US0003M	ICE 3-Month USD LIBOR
LIBOR01M	1 Month USD-LIBOR	SOFR	Secured Overnight Financing Rate

Municipal Bond or Agency Abbreviations:
ACA	American Capital Access Holding Ltd.	BHAC	Berkshire Hathaway Assurance Corporation	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	PSF	Public School Fund
AMBAC	American Municipal Bond Assurance Corp.	FHA	Federal Housing Administration	Q-SBLF	Qualified School Bond Loan Fund
BAM	Build America Mutual Assurance	FNMA	Federal National Mortgage Association

Other Abbreviations:
ABS	Asset-Backed Security	LIBOR	London Interbank Offered Rate	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	OIS	Overnight Index Swap	TBA	To-Be-Announced
BABs	Build America Bonds	oz.	Ounce	TBD	To-Be-Determined
BRL-CDI	Brazil Interbank Deposit Rate	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding
CLO	Collateralized Loan Obligation	PRIBOR	Prague Interbank Offered Rate	WTI	West Texas Intermediate
DAC	Designated Activity Company	RBOB	Reformulated Blendstock for Oxygenate Blending